(2_fidelity_logos)

Fidelity® Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2001

Contents

Performance Overview	4
Biotechnology	5	Performance
	9	Fund Talk: The Manager's Overview
	10	Investment Summary
	11	Investments
	13	Financial Statements
	14	Notes to the Financial Statements
Consumer Industries	21	Performance
	25	Fund Talk: The Manager's Overview
	26	Investment Summary
	27	Investments
	30	Financial Statements
	34	Notes to the Financial Statements
Cyclical Industries	38	Performance
	42	Fund Talk: The Manager's Overview
	43	Investment Summary
	44	Investments
	47	Financial Statements
	51	Notes to the Financial Statements
Developing Communications	56	Performance
	60	Fund Talk: The Manager's Overview
	61	Investment Summary
	62	Investments
	63	Financial Statements
	67	Notes to the Financial Statements
Electronics	71	Performance
	75	Fund Talk: The Manager's Overview
	76	Investment Summary
	77	Investments
	79	Financial Statements
	83	Notes to the Financial Statements
Financial Services	87	Performance
	91	Fund Talk: The Manager's Overview
	92	Investment Summary
	93	Investments
	96	Financial Statements
	100	Notes to the Financial Statements
Health Care	104	Performance
	108	Fund Talk: The Manager's Overview
	109	Investment Summary
	110	Investments
	112	Financial Statements
	116	Notes to the Financial Statements
Natural Resources	120	Performance
	124	Fund Talk: The Manager's Overview
	125	Investment Summary
	126	Investments
	128	Financial Statements
	132	Notes to the Financial Statements
Technology	136	Performance
	140	Fund Talk: The Manager's Overview
	141	Investment Summary
	142	Investments
	146	Financial Statements
	150	Notes to the Financial Statements
Telecommunications & Utilities Growth	155	Performance
	159	Fund Talk: The Manager's Overview
	160	Investment Summary
	161	Investments
	162	Financial Statements
	166	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

During the past six months, it became clear that a series of negative factors had emerged to slow the economy. Among them, energy prices reached historically high levels and remained near those highs for much of the period. Higher fuel costs helped erode consumer spending, which contributed to weaker growth in several areas of retail, including the apparel, personal computer and home center industries. The rising cost of fuel also reduced profits in many businesses that rely heavily on the commodity, such as the airline, automotive and trucking industries. As the period progressed, reports of excess inventory levels in several other industries, including telecommunications and electronics manufacturing, reduced earnings and slowed production in those sectors. Overall, this economic uncertainty reduced consumer confidence, which fell to its lowest level in years.

After stepping on the brakes for much of the past two years through a series of interest-rate hikes designed to ward off inflation, the Federal Reserve Board changed its policy bias from tightening to easing in December of 2000. That shift had been expected at the Fed's meeting the previous month, when it decided to leave rates unchanged. During its November meeting, the Fed disappointed investors by dismissing growing concerns that the economy was slowing too much and declaring that inflation - not recession - was still the biggest threat. At that time, the Fed said the combination of rising energy prices and a tight job market still had the potential to push prices higher. Investors' hopes for an easing bias were fulfilled in December, when Fed policy makers acknowledged that inflation concerns were superseded by an economy that was slowing more than it wanted. The Fed's change in bias gave investors optimism that lower rates were a high probability, although it decided to leave rates unchanged.

In an attempt to ignite the economy, the Fed made an uncharacteristic move on January 3, 2001, cutting key interest rates by one-half percentage point. The cut marked the first time since October 1998 that the Fed resorted to such decisive action between regularly scheduled policy meetings. Later that month at its scheduled meeting, the Fed reduced rates another one-half percentage point, citing an erosion in business and consumer confidence and damage to the economy from rising energy costs. The Fed's actions were well-received by the equity markets. In response to the first rate cut, the NASDAQ Composite Index gained a record 14.2% on January 3 alone. However, while most of the major equity indexes rose briskly in January, those gains in some cases weren't enough to offset weaker returns generated during the first five months of the six-month period that ended January 31, 2001. Specifically, the tech-heavy NASDAQ fell 26.32% and the Standard & Poor's 500SM  Index, a benchmark of 500 large-cap companies, declined 3.98% during the overall period. Meanwhile, the Russell 2000® Index, a benchmark of small-cap companies, rose 2.31% and the blue chips' benchmark, the Dow Jones Industrial Average, finished the period with a return of 4.29%.

Turning to individual sector performance for the six-month period, financial services stocks benefited from the market's expectation that the Fed would lower short-term interest rates. The Goldman Sachs Financial Services Index returned 17.94% during the period, despite the deterioration of corporate credit and earnings weakness in the banking sector. However, the sector also benefited from improved pricing power among insurance firms, particularly those in the commercial property and casualty areas. The strong performance of government-sponsored mortgage institutions, such as Fannie Mae and Freddie Mac, also gave the sector a boost as political controversies about the implied government guarantee on their debt securities subsided.

A tight supply of both oil and natural gas lifted stocks in the natural resources sector, as evidenced by the performance of the Goldman Sachs Natural Resources Index, which rose 11.47%. The Organization of Petroleum Exporting Countries (OPEC) cut production of crude oil at a time when per-barrel prices were hovering near record highs. This supply management fueled an increase in the values of integrated oil producers and energy services companies. At the same time, natural gas prices soared threefold from the prior year as a result of its own supply shortage.

As the economy worsened during the past six months, concerns escalated about shortfalls in sales and earnings. In response, more investors looked toward stocks with stronger fundamentals and better valuations. This consensus sent investors retreating to areas of the equity markets often considered "safe havens," such as cyclical industries stocks. As investors fled technology and other high priced, high-growth stocks, many turned to the relatively cheap cyclicals, which were valued at or near their historical lows. The Goldman Sachs Cyclical Industries Index returned 10.55% during the period.

Similarly, many investors sought the relatively attractive valuations and stable earnings growth of the consumer industries sector, including consumer products, nondurables, and food and beverage stocks. The Goldman Sachs Consumer Industries Index returned 7.36% during the period, largely on the notion that consumers would continue to purchase basic necessities, such as food, toothpaste and razors, as well as other products they are strongly attracted to, such as tobacco, regardless of the economy's direction.

Within the health care sector, large-cap pharmaceuticals attracted many investors seeking stable growth in a sector they perceived would less likely be hurt by an economic slowdown. Elsewhere, hospital and health maintenance organization (HMO) stocks hit historic price peaks during the period after Congress approved a Medicare and Medicaid reimbursement package that would raise payments to these health care facilities. On the down side, biotechnology underperformed largely as a result of investors' perception that these stocks move in tandem with the technology sector, which suffered a severe correction. For the period, the Goldman Sachs Health Care Index returned 5.67%.

Technology stocks fell sharply during the period as the economy slowed and investors questioned valuations in many industries, such as dot-com retailers and personal computer and semiconductor manufacturers. The Goldman Sachs Technology Index fell 28.16% during the past six months. Amid all the carnage early in the period, investors sought refuge with the makers of fiber-optic communications gear, an industry that promised growth tied to the build-out of Internet infrastructure. But in the fourth quarter of 2000, this segment of the tech sector also fell victim to the softening economy.

Meanwhile, electric utilities and regional Bell operating companies, both of which offered relatively attractive earnings growth, benefited from investors' rotation out of high-growth sectors and into more defensive areas. However, many telecommunications carriers had difficulties raising capital to continue building their networks, and the price depreciation in that industry helped push the Goldman Sachs Utilities Index down 5.50% during the period.

Semiannual Report

Advisor Biotechnology Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity® Adv Biotechnology - CL A	-11.00%
Fidelity Adv Biotechnology - CL A (incl. 5.75% sales charge)	-16.96%
S&P 500®	2.89%
GS Health Care	-8.51%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class A shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Biotechnology - CL T	-11.00%
Fidelity Adv Biotechnology - CL T (incl. 3.50% sales charge)	-14.97%
S&P 500	2.89%
GS Health Care	-8.51%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class T shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Biotechnology - CL B	-11.10%
Fidelity Adv Biotechnology - CL B (incl. contingent deferred sales charge)	-16.39%
S&P 500	2.89%
GS Health Care	-8.51%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Biotechnology - CL C	-11.10%
Fidelity Adv Biotechnology - CL C (incl. contingent deferred sales charge)	-12.87%
S&P 500	2.89%
GS Health Care	-8.51%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class C shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Brian Younger, Portfolio Manager of Fidelity Advisor Biotechnology Fund

Q. How did the fund perform, Brian?

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -11.00%, -11.00%, -11.10% and -11.10%, respectively. By comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - fell 8.51%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Institutional Class shares returned -10.90%. By comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - fell 8.51%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What factors caused the fund to underperform the Goldman Sachs index during the brief period?

A. The fund's lack of exposure to health care areas in the index that performed relatively well, such as health care services stocks, caused its performance to lag that of the index. This fund is focused on biotechnology stocks, which generally underperformed the other subsectors of health care during the abbreviated period.

Q. How have you positioned the fund?

A. The fund is positioned to capitalize on companies with existing products on the market, multiple products in the late-stage development phase of human clinical trials, strong technology platforms, robust balance sheets - meaning a strong cash component to fund their research and development activities - and excellent management teams. Among the companies possessing those attributes, I emphasized the ones that have both a good short-term outlook and exceptional long-term potential.

Q. By choosing companies with both a strong short-term outlook and long-term potential, does that mean you avoid emerging companies that have yet to turn a profit?

A. No, not at all. By long-term potential, I'm identifying companies - many of which may be emerging companies that are not yet profitable - that have most of their products in the early stages of development, strong cash positions and an advanced technology platform to support the research and development of those products. For those that have yet to turn a profit, I may own them not only for their long-term potential but also for a number of short-term reasons as well, such as accelerating revenue, strong visibility in scientific journals or at medical meetings, and the potential for positive quarterly revenue surprises. In my view, to be invested in biotech, you do need a long-term view because of the volatility in the sector. Over time, the clear winners in biotech have been those who have been able to identify the companies with the best long-term prospects, even if many of those companies may not be generating earnings at the moment. That said, many of the companies in the fund also are profitable and have a strong short-term outlook - meaning they have products in the later stages of development that should significantly boost their annual revenues in the near future.

Q. Can you provide an example or two of a company that meets your investment criteria?

A. Sure. One example is Millennium Pharmaceuticals, an emerging company that has the majority of its products in the early stages of development. I believed the company had great long-term potential given its strong balance sheet, valuable genomics technology platform and drug discovery capabilities. Another example, Amgen, had a very strong near-term product outlook. Amgen had two slower-growing products on the market, but the potential to harness incremental revenues of more than $3 billion in annual sales through several products in the late stages of development that were expected to become available in the next one to two years. Its potential for accelerated growth, coupled with a management team that executes its business plan well, are what I found attractive.

Q. What's your outlook, Brian?

A. I think the outlook for biotech over the next six to 12 months is positive, as the sector generally has strong fundamentals. Additionally, many companies strengthened their balance sheets in 2000; biotech companies collectively raised over $35 billion last year from the capital markets, despite a tough year for most equities. I think if you look at the sector, there's an incredible dichotomy from what it has accomplished and what other so-called new economy industries have done. Biotech stocks are often linked to other new economy stocks, such as Internet-related stocks or dot-com companies, which had unclear business models and, in most cases to date, failed to generate adequate revenue growth to sustain their businesses. However, the biotech sector has, in general, delivered on what it has promised - the discovery and development of new drugs.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 3.

Semiannual Report

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2001, more than $8 million

Manager: Brian Younger, since inception; joined Fidelity in 1995

3

Biotechnology

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Amgen, Inc.	6.2
Immunex Corp.	6.2
Applera Corp. - Applied Biosystems Group	6.1
Millennium Pharmaceuticals, Inc.	5.2
Schering-Plough Corp.	4.9
IDEC Pharmaceuticals Corp.	4.8
Genentech, Inc.	4.1
Medimmune, Inc.	4.0
Human Genome Sciences, Inc.	3.7
Affymetrix, Inc.	2.8
48.0
Top Industries as of January 31, 2001
% of fund's net assets
Drugs & Pharmaceuticals	77.0%
Electronic Instruments	6.8%
Computer Services & Software	3.1%
Medical Facilities Management	0.2%
All Others *	12.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Biotechnology Fund

Investments January 31, 2001 (Unaudited)

Showing Percentage of Net Assets

(Unaudited)

Common Stocks - 87.1%
	Shares	Value (Note 1)
COMPUTER SERVICES & SOFTWARE - 3.1%
Affymetrix, Inc. (a)	3,530	$ 235,186
Genomica Corp.	490	4,318
Vignette Corp. (a)	2,230	18,537
TOTAL COMPUTER SERVICES & SOFTWARE		258,041
DRUGS & PHARMACEUTICALS - 77.0%
Abgenix, Inc. (a)	3,200	134,400
Alexion Pharmaceuticals, Inc.	80	4,185
Alkermes, Inc. (a)	4,310	114,215
Alliance Pharmaceutical Corp. (a)	1,280	4,320
Amgen, Inc. (a)	7,500	527,340
Applera Corp. - Celera Genomics Group (a)	1,830	89,670
Applied Molecular Evolution, Inc. (a)	450	6,188
ArQule, Inc. (a)	520	11,245
Atherogenics, Inc.	210	1,378
Aviron (a)	500	25,688
Biogen, Inc. (a)	2,610	168,345
Biotransplant, Inc. (a)	550	4,400
Bristol-Myers Squibb Co.	2,020	125,018
Cambridge Antibody Technology Group PLC (a)	950	41,733
Celgene Corp. (a)	2,730	75,758
Cell Therapeutics, Inc. (a)	610	24,629
Cephalon, Inc. (a)	2,500	146,250
Chiron Corp. (a)	350	14,678
COR Therapeutics, Inc. (a)	4,380	170,820
Corvas International, Inc.	170	2,168
CV Therapeutics, Inc. (a)	200	8,187
Decode Genetics, Inc.	1,540	13,860
Enzon, Inc. (a)	1,380	86,595
Exelixis, Inc.	1,860	28,830
Genencor International, Inc.	560	10,640
Genentech, Inc. (a)	5,870	347,798
GenVec, Inc.	1,900	14,369
Genzyme Corp. - General Division (a)	2,030	175,722
Genzyme Transgenics Corp. (a)	170	2,423
Gilead Sciences, Inc. (a)	1,930	130,637
Human Genome Sciences, Inc. (a)	5,120	312,320
ICOS Corp. (a)	1,630	83,334
IDEC Pharmaceuticals Corp. (a)	6,970	409,923
Ilex Oncology, Inc. (a)	830	25,574
Immunex Corp. (a)	17,040	521,850
ImmunoGen, Inc. (a)	340	7,501
Inhale Therapeutic Systems, Inc. (a)	1,110	42,527
Intermune Pharmaceuticals, Inc.	560	22,960

	Shares	Value (Note 1)
Invitrogen Corp. (a)	1,230	$ 91,635
Lexicon Genetics, Inc.	390	5,850
Ligand Pharmaceuticals, Inc. Class B (a)	310	4,011
Maxygen, Inc. (a)	110	2,351
Medarex, Inc. (a)	2,490	81,236
Medimmune, Inc. (a)	8,560	340,260
Merck & Co., Inc.	2,440	200,519
Millennium Pharmaceuticals, Inc. (a)	8,740	438,093
Myriad Genetics, Inc. (a)	810	58,421
Neurogen Corp. (a)	60	1,916
NPS Pharmaceuticals, Inc. (a)	140	5,661
OSI Pharmaceuticals, Inc. (a)	340	21,765
Pain Therapeutics, Inc.	1,070	15,114
PAREXEL International Corp. (a)	670	10,176
Pfizer, Inc.	4,940	223,041
PRAECIS Pharmaceuticals, Inc.	1,550	43,497
Protein Design Labs, Inc. (a)	2,260	167,099
QIAGEN NV (a)	225	7,509
Quintiles Transnational Corp. (a)	1,420	31,240
Sangstat Medical Corp. (a)	880	10,505
Schering-Plough Corp.	8,170	411,768
Sepracor, Inc. (a)	3,080	203,280
Serono SA sponsored ADR (a)	810	15,908
SICOR, Inc. (a)	110	1,279
SuperGen, Inc. (a)	40	555
Tanox, Inc.	800	29,050
Tularik, Inc. (a)	280	8,015
Versicor, Inc.	850	7,278
Vertex Pharmaceuticals, Inc. (a)	1,350	90,872
Vical, Inc. (a)	360	6,818
ViroLogic, Inc.	320	1,640
ViroPharma, Inc. (a)	280	6,930
XOMA Ltd. (a)	3,460	42,169
TOTAL DRUGS & PHARMACEUTICALS		6,522,939
ELECTRONIC INSTRUMENTS - 6.8%
Applera Corp. - Applied Biosystems Group	6,180	519,120
Bruker Daltonics, Inc.	560	14,000
Caliper Technologies Corp. (a)	280	11,953
Varian, Inc. (a)	600	27,037
TOTAL ELECTRONIC INSTRUMENTS		572,110
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Cygnus, Inc. (a)	640	3,900
MEDICAL FACILITIES MANAGEMENT - 0.2%
Neurocrine Biosciences, Inc. (a)	440	14,355
TOTAL COMMON STOCKS (Cost $7,484,036)		7,371,345
Cash Equivalents - 16.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01 (Cost $1,355,000)	$ 1,355,213	$ 1,355,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $8,839,036)		8,726,345
NET OTHER ASSETS - (3.1)%		(259,739)
NET ASSETS - 100%		$ 8,466,606
Legend
(a) Non-income producing
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $8,843,954. Net unrealized depreciation aggregated $117,609, of which $227,301 related to appreciated investment securities and $344,910 related to depreciated investment securities.

Biotechnology

See accompanying notes which are an integral part of the financial statements.

Advisor Biotechnology Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,355,000) (cost $8,839,036) - See accompanying schedule		$ 8,726,345
Cash		2,414
Receivable for investments sold		7,228
Receivable for fund shares sold		1,417,622
Dividends receivable		1,086
Prepaid expenses		79,337
Receivable from investment adviser for expense reductions		16,083
Total assets		10,250,115
Liabilities
Payable for investments purchased	$ 1,669,037
Payable for fund shares redeemed	1,032
Distribution fees payable	1,549
Other payables and accrued expenses	111,891
Total liabilities		1,783,509
Net Assets		$ 8,466,606
Net Assets consist of:
Paid in capital		$ 8,587,456
Undistributed net investment income		223
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(112,676)
Net Assets		$ 8,466,606
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,395,135 ÷ 156,680 shares)		$8.90
Maximum offering price per share (100/94.25 of $8.90)		$9.44
Class T: Net Asset Value and redemption price per share ($2,484,483 ÷ 279,154 shares)		$8.90
Maximum offering price per share (100/96.50 of $8.90)		$9.22
Class B: Net Asset Value and offering price per share ($2,368,430 ÷ 266,280 shares) A		$8.89
Class C: Net Asset Value and offering price per share ($1,892,726 ÷ 212,821 shares) A		$8.89
Institutional Class: Net Asset Value, offering price and redemption price per share ($325,832 ÷ 36,589 shares)		$8.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,086
Interest		3,710
Total income		4,796
Expenses
Management fee	$ 1,378
Transfer agent fees	2,070
Distribution fees	1,594
Accounting fees and expenses	5,500
Custodian fees and expenses	2,003
Registration fees	17,881
Audit	7,417
Total expenses before reductions	37,843
Expense reductions	(33,270)	4,573
Net investment income		223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,454)
Foreign currency transactions	57	(8,397)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(112,691)
Assets and liabilities in foreign currencies	15	(112,676)
Net gain (loss)		(121,073)
Net increase (decrease) in net assets resulting from operations		$ (120,850)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Operations Net investment income	$ 223
Net realized gain (loss)	(8,397)
Change in net unrealized appreciation (depreciation)	(112,676)
Net increase (decrease) in net assets resulting from operations	(120,850)
Share transactions - net increase (decrease)	8,587,454
Redemption fees	2
Total increase (decrease) in net assets	8,466,606
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $223)	$ 8,466,606

Financial Highlights - Class A

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(1.10)
Total from investment operations	(1.10)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.90
Total Return B, C	(11.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,395
Ratio of expenses to average net assets	1.50% A, E
Ratio of net investment income to average net assets	.51% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(1.10)
Total from investment operations	(1.10)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.90
Total Return B, C	(11.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,484
Ratio of expenses to average net assets	1.75% A, E
Ratio of net investment income to average net assets	.26% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Class B

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	(1.11)
Total from investment operations	(1.11)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.89
Total Return B, C	(11.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,368
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.24)% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	(1.11)
Total from investment operations	(1.11)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.89
Total Return B, C	(11.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,893
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.24)% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Institutional Class

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(1.10)
Total from investment operations	(1.09)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.91
Total Return B, C	(10.90)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 326
Ratio of expenses to average net assets	1.25% A, E
Ratio of net investment income to average net assets	.76% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,550,576 and $58,086, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 102	$ 26
Class T	297	21
Class B	644	495
Class C	551	456
	$ 1,594	$ 998

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Biotechnology

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,475	$ 2,470
Class T	3,499	2,371
Class B	0	0 *
Class C	0	0 *
	$ 7,974	$ 4,841

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 457
Class T	459
Class B	607
Class C	424
Institutional Class	123
$ 2,070

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $29 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 5,803
Class T	1.75%	8,232
Class B	2.25%	9,020
Class C	2.25%	7,622
Institutional Class	1.25%	2,593
		$ 33,270

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 11% of the total outstanding shares of the fund.

Biotechnology

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	December 27, 2000 (commencement of operations) to January 31,	December 27, 2000 (commencement of operations) to January 31,
	2001	2001

Class A Shares sold	156,680	$ 1,416,186
Class T Shares sold	280,316	$ 2,530,348
Shares redeemed	(1,162)	(10,182)
Net increase (decrease)	279,154	$ 2,520,166
Class B Shares sold	266,547	$ 2,396,197
Shares redeemed	(267)	(2,288)
Net increase (decrease)	266,280	$ 2,393,909
Class C Shares sold	212,821	$ 1,909,853
Institutional Class Shares sold	36,589	$ 347,340

Biotechnology

Advisor Consumer Industries Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Consumer - CL A	3.32%	-0.83%	93.74%
Fidelity Adv Consumer - CL A (incl. 5.75% sales charge)	-2.62%	-6.53%	82.60%
S&P 500	-3.98%	-0.90%	122.57%
GS Consumer Industries	7.36%	3.58%	89.28%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Consumer - CL A	-0.83%	16.16%
Fidelity Adv Consumer - CL A (incl. 5.75% sales charge)	-6.53%	14.62%
S&P 500	-0.90%	19.87%
GS Consumer Industries	3.58%	15.55%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $18,260 - an 82.60% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,928 - an 89.28% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Consumer - CL T	3.28%	-0.96%	91.29%
Fidelity Adv Consumer - CL T (incl. 3.50% sales charge)	-0.33%	-4.43%	84.60%
S&P 500	-3.98%	-0.90%	122.57%
GS Consumer Industries	7.36%	3.58%	89.28%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Consumer - CL T	-0.96%	15.83%
Fidelity Adv Consumer - CL T (incl. 3.50% sales charge)	-4.43%	14.90%
S&P 500	-0.90%	19.87%
GS Consumer Industries	3.58%	15.55%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $18,460 - an 84.60% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,928 - an 89.28% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six month, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Consumer - CL B	2.93%	-1.56%	87.46%
Fidelity Adv Consumer - CL B (incl. contingent deferred sales charge)	-2.07%	-6.48%	85.46%
S&P 500	-3.98%	-0.90%	122.57%
GS Consumer Industries	7.36%	3.58%	89.28%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Consumer - CL B	-1.56%	15.30%
Fidelity Adv Consumer - CL B (incl. contingent deferred sales charge)	-6.48%	15.02%
S&P 500	-0.90%	19.87%
GS Consumer Industries	3.58%	15.55%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $18,546 - an 85.46% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,928 - an 89.28% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Consumer - CL C	2.92%	-1.50%	87.51%
Fidelity Adv Consumer - CL C (incl. contingent deferred sales charge)	1.92%	-2.48%	87.51%
S&P 500	-3.98%	-0.90%	122.57%
GS Consumer Industries	7.36%	3.58%	89.28%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Consumer - CL C	-1.50%	15.31%
Fidelity Adv Consumer - CL C (incl. contingent deferred sales charge)	-2.48%	15.31%
S&P 500	-0.90%	19.87%
GS Consumer Industries	3.58%	15.55%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $18,751 - an 87.51% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,928 - an 89.28% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
John Porter, Portfolio Manager of Fidelity Advisor Consumer Industries Fund

Q. How did the fund perform, John?

A. During the six-month period that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares had returns of 3.32%, 3.28%, 2.93% and 2.92%, respectively. In comparison, the Goldman Sachs Consumer Industries Index - an index of 271 stocks designed to measure the performance of companies in the consumer industries sector - returned 7.36% during the same period. The fund outperformed the Standard & Poor's 500 Index's return of -3.98% for the six-month period. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -0.83%, -0.96%, -1.56% and -1.50%, respectively. During the same period, the Goldman Sachs index and the S&P 500 index returned 3.58% and -0.90%, respectively.

A. During the six-month period that ended January 31, 2001, the fund's Institutional Class shares returned 3.36%. In comparison, the Goldman Sachs Consumer Industries Index - an index of 271 stocks designed to measure the performance of companies in the consumer industries sector - returned 7.36% during the same period. The fund outperformed the Standard & Poor's 500 Index's return of -3.98% for the six-month period. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned -0.57%. During the same period, the Goldman Sachs index and the S&P 500 index returned 3.58% and -0.90%, respectively.

Q. What factors caused the fund to underperform the Goldman Sachs index during the six-month period?

A. Overall, the slowing domestic economy had much to do with the fund's positioning and, subsequently, its performance. Going into the period, I positioned the fund defensively toward retail, as these economically sensitive stocks generally underperform during periods of economic weakness. At the same time, the fund was offensively positioned in consumer products because these stocks typically outperform the market in a weak economy. This strategy worked well for the first five months of the period as the economy worsened. However, a surprise interest-rate cut by the Federal Reserve Board on January 3, 2001, altered the perception of the macroeconomic outlook significantly. The Fed's action, which gave investors hope that an economic recovery was soon possible, was the catalyst for sharp monthly gains in the retail sector and a sizable pullback in defensive stocks, such as consumer products. As a result of this abrupt change in sentiment and sector performance during January, the fund's overall defensive positioning, which included underweighting retail and overweighting consumer staples, made up the bulk of its shortfall in relative performance for the six-month period.

Q. What about the fund's positioning in the wireless industry?

A. Our out-of-benchmark positions in wireless communications, such as Nextel Communications and Crown Castle International, hurt our relative performance as the telecommunications sector faced a number of negative short-term factors. Increasing competition, slowing demand for handsets and electronic components, and higher-than-expected licensing costs for 3G - or third generation bandwidth - all caused price depreciation within the sector. As these problems became evident, I sold off our holdings in both stocks.

Q. Which strategies worked out well?

A. Overweighting household products stocks, such as Procter & Gamble and Colgate-Palmolive, both of which rose briskly in value during the past six months, boosted our relative return. Consumer products manufacturers historically have done well during slowing economies because these basic necessities are among the last items on which people will cut back their spending. Consumers will continue to spend money to eat, wash and brush their teeth even if they've foregone purchasing big-ticket items such as automobiles. Elsewhere, our overweighting of tobacco stocks helped. Specifically, both Philip Morris and RJ Reynolds Tobacco moved sharply higher on the recognition of their strong fundamentals and as concerns about the tobacco litigation backdrop subsided.

Q. What stocks stood out as top performers? Which disappointed?

A. Walgreen was the fund's third-best contributor to performance, behind Philip Morris and Procter & Gamble. Investors bid up shares of the drug store giant as a defensive play on consumers' need for prescription drugs and on the company's attractive earnings growth relative to other areas of the market. Consumer products manufacturer Kimberly-Clark performed well in response to investors' shift into stable growth companies and to its strong fundamentals. On the down side, Walt Disney, the fund's biggest detractor, suffered from a decline in revenue at its ABC-TV network due to a softer advertising market and lower ratings, coupled with weaker-than-expected holiday sales at its Disney Stores consumer retail chain. Additionally, Pinnacle Holdings, a communications tower company, was hurt by a Securities and Exchange Commission inquiry into its accounting practices.

Q. What's your outlook?

A. I'll continue to position the fund to benefit from a slowing economy during the next six months, paying close attention to the monetary policy of the Federal Reserve Board. At the same time, should the sluggish economy begin to turn around in favor of faster growth, our positions in early cyclical stocks - or those that tend to move higher earlier in an expected recovery, such as media/broadcasting - should benefit the fund.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$33 million

Manager: John Porter, since 1999; joined Fidelity in 1995

3

Consumer Industries

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Procter & Gamble Co.	6.3
The Coca-Cola Co.	6.1
Philip Morris Companies, Inc.	6.1
Kimberly-Clark Corp.	4.4
Gillette Co.	3.4
Viacom, Inc. Class B (non-vtg.)	3.3
Clear Channel Communications, Inc.	3.3
Walt Disney Co.	3.0
Avon Products, Inc.	2.8
Omnicom Group, Inc.	2.4
41.1
Top Industries as of January 31, 2001
% of fund's net assets
Household Products	17.3%
Broadcasting	9.9%
Entertainment	9.4%
Beverages	7.9%
Foods	6.8%
All Others*	48.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Industries Fund

Investments January 31, 2001 (Unaudited)

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (Note 1)
ADVERTISING - 2.4%
Omnicom Group, Inc.	8,850	$ 808,005
APPAREL STORES - 4.2%
Abercrombie & Fitch Co. Class A (a)	2,500	74,525
American Eagle Outfitters, Inc. (a)	2,700	156,263
AnnTaylor Stores Corp. (a)	4,800	140,880
Gap, Inc.	16,368	533,597
Gymboree Corp. (a)	6,500	93,438
Talbots, Inc.	3,200	169,184
The Limited, Inc.	11,780	243,375
TOTAL APPAREL STORES		1,411,262
AUTOS, TIRES, & ACCESSORIES - 0.1%
AutoNation, Inc.	6,400	48,000
BEVERAGES - 7.9%
Anheuser-Busch Companies, Inc.	9,700	420,592
Pepsi Bottling Group, Inc.	5,100	198,900
The Coca-Cola Co.	35,800	2,076,400
TOTAL BEVERAGES		2,695,892
BROADCASTING - 9.9%
AT&T Corp. - Liberty Media Group Class A	39,800	672,620
Cablevision Systems Corp. Class A (a)	950	83,135
Citadel Communications Corp. (a)	2,900	73,225
Clear Channel Communications, Inc. (a)	17,269	1,126,111
Comcast Corp. Class A (special) (a)	10,200	436,688
Cox Communications, Inc. Class A (a)	4,500	209,070
E.W. Scripps Co. Class A	800	51,440
EchoStar Communications Corp. Class A (a)	1,200	37,050
Infinity Broadcasting Corp. Class A (a)	13,300	435,575
Radio One, Inc. Class A (a)	2,700	43,200
Univision Communications, Inc. Class A (a)	4,800	204,624
TOTAL BROADCASTING		3,372,738
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.	900	99,585
CONSUMER ELECTRONICS - 0.7%
Gemstar-TV Guide International, Inc. (a)	3,200	165,800
General Motors Corp. Class H	2,900	81,142
TOTAL CONSUMER ELECTRONICS		246,942
DRUG STORES - 3.0%
CVS Corp.	7,650	452,880
Walgreen Co.	13,600	556,784
TOTAL DRUG STORES		1,009,664

	Shares	Value (Note 1)
DRUGS & PHARMACEUTICALS - 0.7%
Bristol-Myers Squibb Co.	1,300	$ 80,457
Pfizer, Inc.	1,800	81,270
Schering-Plough Corp.	1,600	80,640
TOTAL DRUGS & PHARMACEUTICALS		242,367
ENTERTAINMENT - 9.4%
Carnival Corp.	6,400	206,464
Fox Entertainment Group, Inc. Class A (a)	21,400	481,500
Mandalay Resort Group (a)	7,400	160,654
MGM Mirage, Inc.	4,500	131,175
Park Place Entertainment Corp. (a)	5,600	63,000
Viacom, Inc. Class B (non-vtg.) (a)	20,405	1,126,356
Walt Disney Co.	34,100	1,038,345
TOTAL ENTERTAINMENT		3,207,494
FOODS - 6.8%
Earthgrains Co.	5,000	95,100
H.J. Heinz Co.	8,600	376,594
Hershey Foods Corp.	900	53,550
Keebler Foods Co.	5,400	225,882
Kellogg Co.	6,500	170,300
PepsiCo, Inc.	16,400	722,748
Quaker Oats Co.	3,200	304,000
Reckitt Benckiser PLC	6,000	76,876
Sysco Corp.	6,800	183,056
Wm. Wrigley Jr. Co.	1,000	87,400
TOTAL FOODS		2,295,506
GENERAL MERCHANDISE STORES - 2.5%
BJ's Wholesale Club, Inc. (a)	2,600	111,150
Dollar General Corp.	4,900	95,452
Federated Department Stores, Inc. (a)	1,600	71,296
The May Department Stores Co.	1,600	62,320
Wal-Mart Stores, Inc.	8,800	499,840
TOTAL GENERAL MERCHANDISE STORES		840,058
GROCERY STORES - 2.9%
Kroger Co. (a)	14,900	365,795
Safeway, Inc. (a)	7,350	372,425
Whole Foods Market, Inc. (a)	4,600	261,625
TOTAL GROCERY STORES		999,845
HOUSEHOLD PRODUCTS - 17.3%
Avon Products, Inc.	22,950	970,785
Colgate-Palmolive Co.	12,400	744,992
Estee Lauder Companies, Inc. Class A	16,030	610,743
Gillette Co.	36,600	1,157,292
Common Stocks - continued
	Shares	Value (Note 1)
HOUSEHOLD PRODUCTS - CONTINUED
Procter & Gamble Co.	29,685	$ 2,132,567
Unilever NV (NY Shares)	4,900	277,144
TOTAL HOUSEHOLD PRODUCTS		5,893,523
LEISURE DURABLES & TOYS - 0.1%
Harley-Davidson, Inc.	800	36,312
LODGING & GAMING - 1.3%
Harrah's Entertainment, Inc. (a)	5,100	149,838
Hilton Hotels Corp.	3,500	41,440
International Game Technology (a)	1,100	52,657
Marriott International, Inc. Class A	1,800	83,088
Starwood Hotels & Resorts Worldwide, Inc. unit	2,500	96,250
TOTAL LODGING & GAMING		423,273
PACKAGING & CONTAINERS - 0.2%
Tupperware Corp.	2,700	56,862
PAPER & FOREST PRODUCTS - 4.4%
Kimberly-Clark Corp.	23,100	1,495,725
PUBLISHING - 2.7%
Dow Jones & Co., Inc.	600	36,390
Gannett Co., Inc.	3,500	221,900
Harcourt General, Inc.	1,750	100,485
Houghton Mifflin Co.	900	37,944
McGraw-Hill Companies, Inc.	5,100	325,635
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	2,700	31,752
Scholastic Corp. (a)	1,300	59,069
The New York Times Co. Class A	2,600	113,334
TOTAL PUBLISHING		926,509
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Pinnacle Holdings, Inc. (a)	6,900	84,525
RESTAURANTS - 3.0%
CEC Entertainment, Inc. (a)	3,350	123,079
Jack in the Box, Inc. (a)	4,300	120,400
McDonald's Corp.	18,100	531,235
Papa John's International, Inc. (a)	1,900	45,363
Starbucks Corp. (a)	1,400	69,913
Tricon Global Restaurants, Inc. (a)	3,300	118,866
TOTAL RESTAURANTS		1,008,856
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
Alberto-Culver Co. Class A	2,800	89,320
Bed Bath & Beyond, Inc. (a)	2,900	77,031
Best Buy Co., Inc. (a)	5,400	268,920

	Shares	Value (Note 1)
Circuit City Stores, Inc. - Circuit City Group	2,300	$ 43,470
Home Depot, Inc.	9,200	443,440
Staples, Inc. (a)	1,050	17,391
Ultimate Electronics, Inc. (a)	2,700	84,375
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS		1,023,947
SERVICES - 1.8%
Cintas Corp.	700	32,681
Dun & Bradstreet Corp. (a)	1,550	38,905
Manpower, Inc.	3,900	133,575
Moody's Corp.	900	25,200
Robert Half International, Inc. (a)	4,400	117,700
True North Communications	5,000	204,150
Viad Corp.	2,900	68,875
TOTAL SERVICES		621,086
TEXTILES & APPAREL - 1.4%
Coach, Inc.	3,700	124,875
Gucci Group NV (NY Shares)	700	63,770
NIKE, Inc. Class B	4,100	225,582
Tommy Hilfiger Corp. (a)	4,700	66,740
TOTAL TEXTILES & APPAREL		480,967
TOBACCO - 6.4%
Philip Morris Companies, Inc.	47,100	2,072,400
RJ Reynolds Tobacco Holdings, Inc.	1,900	100,605
TOTAL TOBACCO		2,173,005
TOTAL COMMON STOCKS (Cost $26,838,118)		31,501,948
Cash Equivalents - 9.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01	$ 42,007	$ 42,000
	Shares
Fidelity Cash Central Fund, 6.14% (b)	2,403,510	2,403,510
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	720,392	720,392
TOTAL CASH EQUIVALENTS (Cost $3,165,902)		3,165,902
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $30,004,020)		34,667,850
NET OTHER ASSETS - (2.0)%		(670,219)
NET ASSETS - 100%		$ 33,997,631
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $30,431,720. Net unrealized appreciation aggregated $4,236,130, of which $5,294,918 related to appreciated investment securities and $1,058,788 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $435,000 all of which will expire on July 31, 2008.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $204,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

Consumer Industries

See accompanying notes which are an integral part of the financial statements.

Advisor Consumer Industries Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $42,000) (cost $30,004,020) - See accompanying schedule		$ 34,667,850
Cash		58,243
Receivable for investments sold		486,539
Receivable for fund shares sold		101,329
Dividends receivable		20,827
Interest receivable		13,540
Redemption fees receivable		58
Other receivables		416
Total assets		35,348,802
Liabilities
Payable for investments purchased	$ 498,366
Payable for fund shares redeemed	88,059
Accrued management fee	2,807
Distribution fees payable	18,236
Other payables and accrued expenses	23,311
Collateral on securities loaned, at value	720,392
Total liabilities		1,351,171
Net Assets		$ 33,997,631
Net Assets consist of:
Paid in capital		$ 29,054,281
Accumulated net investment loss		(40,033)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		319,553
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,663,830
Net Assets		$ 33,997,631
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,038,891 ÷ 259,845 shares)		$15.54
Maximum offering price per share (100/94.25 of $15.54)		$16.49
Class T: Net Asset Value and redemption price per share ($13,149,288 ÷ 852,489 shares)		$15.42
Maximum offering price per share (100/96.50 of $15.42)		$15.98
Class B: Net Asset Value and offering price per share ($10,971,652 ÷ 725,419 shares) A		$15.12
Class C: Net Asset Value and offering price per share ($4,186,847 ÷ 276,451 shares) A		$15.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,650,953 ÷ 105,236 shares)		$15.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 172,482
Interest		82,631
Security lending		1,790
Total income		256,903
Expenses
Management fee	$ 89,429
Transfer agent fees	63,981
Distribution fees	102,080
Accounting and security lending fees	30,054
Non-interested trustees' compensation	58
Custodian fees and expenses	4,179
Registration fees	54,416
Audit	12,673
Legal	62
Miscellaneous	415
Total expenses before reductions	357,347
Expense reductions	(60,411)	296,936
Net investment income (loss)		(40,033)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,301,969
Foreign currency transactions	(104)	1,301,865
Change in net unrealized appreciation (depreciation) on:
Investment securities	(220,516)
Assets and liabilities in foreign currencies	163	(220,353)
Net gain (loss)		1,081,512
Net increase (decrease) in net assets resulting from operations		$ 1,041,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (40,033)	$ (207,934)
Net realized gain (loss)	1,301,865	(841,391)
Change in net unrealized appreciation (depreciation)	(220,353)	(865,658)
Net increase (decrease) in net assets resulting from operations	1,041,479	(1,914,983)
Distributions to shareholders From net realized gain	-	(498,458)
In excess of net realized gain	-	(154,415)
Total distributions	-	(652,873)
Share transactions - net increase (decrease)	2,552,451	(10,822,065)
Redemption fees	1,522	29,843
Total increase (decrease) in net assets	3,595,452	(13,360,078)
Net Assets
Beginning of period	30,402,179	43,762,257
End of period (including accumulated net investment loss of $40,033 and $0, respectively)	$ 33,997,631	$ 30,402,179

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.04	$ 16.01	$ 15.08	$ 13.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.04)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	.49	(.68)	1.80	3.31	3.60
Total from investment operations	.50	(.72)	1.77	3.25	3.55
Less Distributions
From net realized gain	-	(.20)	(.85)	(1.68)	(.07)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.85)	(1.68)	(.07)
Redemption fees added to paid in capital	.00	.01	.01	.03	-
Net asset value, end of period	$ 15.54	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Total Return B, C	3.32%	(4.48)%	13.49%	27.48%	35.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,039	$ 3,609	$ 3,504	$ 2,220	$ 944
Ratio of expenses to average net assets	1.50% A, F	1.50% F	1.55% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% A, G	1.49% G	1.54% G	1.73% G	1.73% A, G
Ratio of net investment income (loss) to average net assets	.15% A	(.24)%	(.19)%	(.47)%	(.50)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.93	$ 15.93	$ 15.00	$ 13.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.08)	(.06)	(.10)	(.09)
Net realized and unrealized gain (loss)	.50	(.67)	1.79	3.28	3.60
Total from investment operations	.49	(.75)	1.73	3.18	3.51
Less Distributions
From net realized gain	-	(.20)	(.81)	(1.66)	(.06)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.81)	(1.66)	(.06)
Redemption fees added to paid in capital	.00	.01	.01	.03	-
Net asset value, end of period	$ 15.42	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Total Return B, C	3.28%	(4.69)%	13.20%	26.93%	35.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,149	$ 13,275	$ 21,714	$ 13,989	$ 7,314
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.79% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% A, G	1.73% G	1.77% G	1.98% G	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.10)% A	(.49)%	(.42)%	(.71)%	(.83)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.69	$ 15.76	$ 14.91	$ 13.42	$ 11.46
Income from Investment Operations
Net investment income (loss) D	(.04)	(.15)	(.14)	(.17)	(.08)
Net realized and unrealized gain (loss)	.47	(.67)	1.79	3.26	2.04
Total from investment operations	.43	(.82)	1.65	3.09	1.96
Less Distributions
From net realized gain	-	(.20)	(.81)	(1.64)	-
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.81)	(1.64)	-
Redemption fees added to paid in capital	.00	.01	.01	.04	-
Net asset value, end of period	$ 15.12	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Total Return B, C	2.93%	(5.19)%	12.71%	26.30%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,972	$ 9,021	$ 9,832	$ 5,419	$ 596
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.30% G	2.48% G	2.46% A, G
Ratio of net investment income (loss) to average net assets	(.60)% A	(.99)%	(.95)%	(1.23)%	(1.60)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 14.71	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) D	(.04)	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	.47	(.67)	1.80	2.87
Total from investment operations	.43	(.82)	1.65	2.74
Less Distributions
From net realized gain	-	(.20)	(.83)	(.49)
In excess of net realized gain	-	(.06)	-	-
Total distributions	-	(.26)	(.83)	(.49)
Redemption fees added to paid in capital	.00	.01	.01	.04
Net asset value, end of period	$ 15.14	$ 14.71	$ 15.78	$ 14.95
Total Return B, C	2.92%	(5.19)%	12.72%	22.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,187	$ 3,048	$ 2,758	$ 1,461
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.32% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.30% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.60)% A	(.99)%	(.95)%	(1.27)% A
Portfolio turnover rate	91% A	69%	80%	144%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.18	$ 16.11	$ 15.12	$ 13.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.00	.02	(.03)	(.01)
Net realized and unrealized gain (loss)	.48	(.69)	1.81	3.31	3.59
Total from investment operations	.51	(.69)	1.83	3.28	3.58
Less Distributions
From net realized gain	-	(.20)	(.85)	(1.70)	(.07)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.85)	(1.70)	(.07)
Redemption fees added to paid in capital	.00	.02	.01	.03	-
Net asset value, end of period	$ 15.69	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Total Return B, C	3.36%	(4.20)%	13.87%	27.70%	35.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,651	$ 1,449	$ 5,954	$ 4,745	$ 1,333
Ratio of expenses to average net assets	1.25% A, F	1.25% F	1.26% F	1.50% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.24% A, G	1.24% G	1.24% G	1.48% G	1.48% A, G
Ratio of net investment income to average net assets	.40% A	.01%	.11%	(.20)%	(.13)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,911,407 and $13,235,738, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,667	$ 6
Class T	31,969	0
Class B	47,704	35,778
Class C	17,740	8,776
	$ 102,080	$ 44,560

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Consumer Industries

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,586	$ 2,913
Class T	8,985	2,310
Class B	18,554	18,554*
Class C	582	582*
	$ 32,707	$ 24,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,755	.36*
Class T	25,057	.39*
Class B	20,355	.42*
Class C	7,269	.41*
Institutional Class	4,545	.61*
	$ 63,981

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $752 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $674,859. The fund received cash collateral of $720,392, which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 6,189
Class T	1.75%	22,963
Class B	2.25%	18,657
Class C	2.25%	6,665
Institutional Class	1.25%	4,336
		$ 58,810

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,225 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class T	$ 372

Consumer Industries

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net realized gain
Class A	$ -	$ 42,252
Class T	-	225,103
Class B	-	124,768
Class C	-	33,851
Institutional Class	-	72,484
Total	$ -	$ 498,458
In excess of net realized gain
Class A	$ -	$ 13,089
Class T	-	69,734
Class B	-	38,651
Class C	-	10,487
Institutional Class	-	22,454
Total	$ -	$ 154,415
	$ -	$ 652,873

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	54,485	175,164	$ 815,608	$ 2,691,443
Reinvestment of distributions	-	3,047	-	47,113
Shares redeemed	(34,560)	(157,159)	(513,428)	(2,408,041)
Net increase (decrease)	19,925	21,052	$ 302,180	$ 330,515
Class T Shares sold	107,213	258,873	$ 1,607,778	$ 3,976,219
Reinvestment of distributions	-	17,994	-	276,740
Shares redeemed	(143,585)	(750,965)	(2,144,932)	(11,598,163)
Net increase (decrease)	(36,372)	(474,098)	$ (537,154)	$ (7,345,204)
Class B Shares sold	184,036	267,514	$ 2,685,706	$ 4,069,631
Reinvestment of distributions	-	9,759	-	148,334
Shares redeemed	(72,567)	(287,327)	(1,054,052)	(4,326,711)
Net increase (decrease)	111,469	(10,054)	$ 1,631,654	$ (108,746)
Class C Shares sold	93,503	140,701	$ 1,352,560	$ 2,142,602
Reinvestment of distributions	-	2,696	-	41,038
Shares redeemed	(24,202)	(111,068)	(352,406)	(1,685,976)
Net increase (decrease)	69,301	32,329	$ 1,000,154	$ 497,664
Institutional Class Shares sold	35,863	54,848	$ 546,620	$ 838,836
Reinvestment of distributions	-	4,957	-	77,138
Shares redeemed	(26,082)	(333,892)	(391,003)	(5,112,268)
Net increase (decrease)	9,781	(274,087)	$ 155,617	$ (4,196,294)

Consumer Industries

Advisor Cyclical Industries Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL A	12.84%	18.89%	80.55%
Fidelity Adv Cyclical - CL A (incl. 5.75% sales charge)	6.35%	12.05%	70.17%
S&P 500	-3.98%	-0.90%	122.57%
GS Cyclical Industries	10.55%	10.49%	52.74%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 235 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL A	18.89%	14.32%
Fidelity Adv Cyclical - CL A (incl. 5.75% sales charge)	12.05%	12.80%
S&P 500	-0.90%	19.87%
GS Cyclical Industries	10.49%	10.07%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $17,017 - a 70.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,274 - a 52.74% increase.

Semiannual Report

Advisor Cyclical Industries Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL T	12.82%	18.72%	78.94%
Fidelity Adv Cyclical - CL T (incl. 3.50% sales charge)	8.87%	14.56%	72.68%
S&P 500	-3.98%	-0.90%	122.57%
GS Cyclical Industries	10.55%	10.49%	52.74%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 235 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL T	18.72%	14.09%
Fidelity Adv Cyclical - CL T (incl. 3.50% sales charge)	14.56%	13.17%
S&P 500	-0.90%	19.87%
GS Cyclical Industries	10.49%	10.07%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $17,268 - a 72.68% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,274 - a 52.74% increase.

Semiannual Report

Advisor Cyclical Industries Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL B	12.49%	18.01%	75.26%
Fidelity Adv Cyclical - CL B (incl. contingent deferred sales charge)	7.49%	13.01%	73.26%
S&P 500	-3.98%	-0.90%	122.57%
GS Cyclical Industries	10.55%	10.49%	52.74%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 235 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL B	18.01%	13.56%
Fidelity Adv Cyclical - CL B (incl. contingent deferred sales charge)	13.01%	13.26%
S&P 500	-0.90%	19.87%
GS Cyclical Industries	10.49%	10.07%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $17,326 - a 73.26% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,274 - a 52.74% increase.

Semiannual Report

Advisor Cyclical Industries Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL C	12.70%	18.04%	75.02%
Fidelity Adv Cyclical - CL C (incl. contingent deferred sales charge)	11.70%	17.04%	75.02%
S&P 500	-3.98%	-0.90%	122.57%
GS Cyclical Industries	10.55%	10.49%	52.74%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 235 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Cyclical - CL C	18.04%	13.52%
Fidelity Adv Cyclical - CL C (incl. contingent deferred sales charge)	17.04%	13.52%
S&P 500	-0.90%	19.87%
GS Cyclical Industries	10.49%	10.07%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $17,502 - a 75.02% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,274 - a 52.74% increase.

Semiannual Report

Advisor Cyclical Industries Fund
Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

Note to shareholders: The following is an interview with Brian Hogan, who managed Fidelity Advisor Cyclical Industries Fund during most of the period covered by this report, with additional comments from Pratima Abichandani, who became manager of the fund on December 31, 2000.

Q. How did the fund perform, Brian?

B.H. The fund performed well. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 12.84%, 12.82%, 12.49% and 12.70%, respectively. For the same six-month period, the Goldman Sachs Cyclical Industries Index - an index of 235 stocks designed to measure the performance of companies in the cyclical industries sector - returned 10.55%, while the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 18.89%, 18.72%, 18.01% and 18.04%, respectively, while the Goldman Sachs Cyclical Industries Index returned 10.49%. The S&P 500 lost 0.90% during the same 12 months.

B.H. The fund performed well. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned 13.31%. For the same six-month period, the Goldman Sachs Cyclical Industries Index - an index of 235 stocks designed to measure the performance of companies in the cyclical industries sector - returned 10.55%, while the Standard & Poor's 500 Index returned -3.98%. For the year that ended January 31, 2001, the fund returned 19.32%, while the Goldman Sachs index and the S&P 500 returned 10.49% and -0.90%, respectively.

Q. What factors affected cyclical industry stocks during the period?

B.H. The past six months generally were positive for cyclical industry stocks. First, overall stock market volatility and the demise of a number of high price-to-earnings (P/E) stocks - particularly in the technology sector - focused investors on fundamental investment characteristics, such as valuations. Since many cyclical stocks were valued at or near their historical lows during the period, they gained investor appeal. Second, negative conditions that had pressured cyclical stock prices, including earnings disappointments, high crude oil prices and weak overseas currencies such as the euro, began to moderate, contributing to an improved investment environment.

Q. What helped the fund outperform the Goldman Sachs index during the past six months?

B.H. I became increasingly sensitive to valuations and broadened the fund's holdings. By focusing on cyclical industry sectors with exceptionally low valuations, we identified several fundamentally attractive sectors, including railroads, appliances, machinery and equipment, and packaging. Relative to the index, I increased the fund's holdings within those sectors, effectively diversifying the fund across a larger number of lower P/E stocks that rallied, and reducing its exposure to higher P/E stocks that underperformed. Underweighting auto manufacturers also supported the fund's performance. Higher gas prices and shifting consumer preferences contributed to declining sales despite increased consumer incentives, which pressured margins and led the major automakers to announce production cuts.

Q. Which stocks performed well for the fund?

B.H. Fluor, a global engineering and construction company, benefited from higher oil prices that encouraged its oil exploration and production customers to increase capital spending. Fluor also benefited from spinning-off Massey Energy, a coal industry leader that experienced favorable supply and demand dynamics, enabling powerful price increases and margin expansion. Praxair, an industrial gas company, outperformed based on expectations for earnings gains related to a new technology that could raise the efficiency of steel industry blast furnaces. Ball Corp., which manufactures beverage cans and plastic bottles, performed well as a result of solid earnings growth and a simple, but effective, strategy of removing excess production capacity and using free cash flow to pay down debt. Tyco, the fund's largest holding, performed solidly on the basis of a diversified earnings stream, strategic acquisitions and market share gains. Expectations for higher defense spending in the wake of George W. Bush's presidential victory boosted stock prices in the aerospace and defense sector, including the fund's investments in Boeing, United Technologies and General Dynamics.

Q. Which stocks were disappointing?

B.H. General Electric was the largest disappointment. Although GE remains a solid company with outstanding business prospects and was one of the fund's largest holdings, its stock price declined during the period in response to its announced acquisition of Honeywell, a company generally considered inferior to GE. As a result, investors were reluctant to award GE's earnings multiple to Honeywell's earnings, which diluted GE's multiple and sent the stock price down. In addition, GE was one of the first large, diversified companies to address the potential severity of the current economic slowdown. While GE's earnings outlook remains strong, their frank assessment was unwelcome to investors, and the stock declined further.

Q. Turning to you, Pratima, what's your outlook for the coming months?

P.A. On one hand, I'm optimistic. Factors that created a tough environment for cyclicals last year, including high oil prices, weak exchange rates and rising interest rates, have reversed direction. On the other hand, the Fed's success in stimulating the economy remains uncertain. Given the mixed environment, I anticipate managing a balanced portfolio comprising companies that tend to perform well coming out of a recession, outperform in a falling interest-rate environment and have good earnings visibility.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions. For more information, see page 3.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than $12 million

Manager: Pratima Abichandani, since December 2000; joined Fidelity in 1994

3

Semiannual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Tyco International Ltd.	8.9
General Electric Co.	7.2
Minnesota Mining & Manufacturing Co.	3.6
Boeing Co.	3.5
E.I. du Pont de Nemours and Co.	3.1
Ford Motor Co.	2.7
Emerson Electric Co.	2.7
Honeywell International, Inc.	2.5
United Technologies Corp.	2.3
Union Carbide Corp.	1.9
38.4
Top Industries as of January 31, 2001
% of fund's net assets
Industrial Machinery & Equipment	16.0%
Aerospace & Defense	12.9%
Chemicals & Plastics	11.9%
Electrical Equipment	10.3%
Autos, Tires, & Accessories	9.5%
All Others*	39.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Cyclical Industries Fund

Investments January 31, 2001 (Unaudited)

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 12.9%
Alliant Techsystems, Inc. (a)	1,250	$ 86,625
BFGoodrich Co.	1,500	54,000
Boeing Co.	7,200	421,200
Honeywell International, Inc.	6,412	302,967
ITT Industries, Inc.	500	19,925
Lockheed Martin Corp.	4,614	160,014
Northrop Grumman Corp.	400	34,672
Rockwell International Corp.	2,100	99,078
Textron, Inc.	1,800	91,800
United Technologies Corp.	3,711	278,251
TOTAL AEROSPACE & DEFENSE		1,548,532
AGRICULTURE - 0.1%
Delta & Pine Land Co.	500	11,500
AIR TRANSPORTATION - 2.5%
AMR Corp.	600	23,454
Atlas Air, Inc. (a)	100	3,409
Continental Airlines, Inc. Class B (a)	900	46,935
Delta Air Lines, Inc.	600	28,332
Northwest Airlines Corp. (a)	2,350	58,309
Ryanair Holdings PLC sponsored ADR (a)	100	5,744
SkyWest, Inc.	400	9,925
Southwest Airlines Co.	3,225	101,039
US Airways Group, Inc. (a)	500	22,425
TOTAL AIR TRANSPORTATION		299,572
AUTOS, TIRES, & ACCESSORIES - 9.5%
AutoNation, Inc.	3,000	22,500
DaimlerChrysler AG (Reg.)	900	42,777
Danaher Corp.	2,050	132,184
Delphi Automotive Systems Corp.	1,100	16,236
Eaton Corp.	900	61,920
Ford Motor Co.	11,612	327,342
General Motors Corp.	3,506	188,272
Johnson Controls, Inc.	700	45,486
Lear Corp. (a)	600	17,454
Lithia Motors, Inc. Class A (a)	900	13,095
Michelin SA (Compagnie Generale des Etablissements) Series B	800	30,720
Navistar International Corp. (a)	1,490	41,377
O'Reilly Automotive, Inc. (a)	600	13,500
PACCAR, Inc.	500	25,188
SPX Corp. (a)	700	70,210
Toyota Motor Corp.	1,000	34,112
TRW, Inc.	1,700	61,812
TOTAL AUTOS, TIRES, & ACCESSORIES		1,144,185

	Shares	Value (Note 1)
BUILDING MATERIALS - 3.1%
American Standard Companies, Inc. (a)	1,700	$ 87,737
Ferro Corp.	200	4,708
Johns Manville Corp.	800	10,360
Lafarge Corp.	700	19,033
Masco Corp.	4,600	110,400
Sherwin-Williams Co.	1,800	48,330
Texas Industries, Inc.	200	5,580
Vulcan Materials Co.	1,000	45,480
York International Corp.	1,300	39,975
TOTAL BUILDING MATERIALS		371,603
CHEMICALS & PLASTICS - 11.9%
Air Products & Chemicals, Inc.	1,000	37,770
Arch Chemicals, Inc.	1,200	24,492
Avery Dennison Corp.	2,580	139,888
Cabot Corp.	500	16,125
Cabot Microelectronics Corp.	40	3,393
Crompton Corp.	793	8,929
Dow Chemical Co.	300	10,290
E.I. du Pont de Nemours and Co.	8,660	378,529
Georgia Gulf Corp.	2,000	33,980
Lyondell Chemical Co.	6,400	104,000
Millennium Chemicals, Inc.	4,000	67,480
PolyOne Corp.	2,700	22,140
Potash Corp. of Saskatchewan	300	19,919
PPG Industries, Inc.	900	41,562
Praxair, Inc.	5,000	221,650
Rohm & Haas Co.	600	21,540
Sealed Air Corp. (a)	10	318
Solutia, Inc.	2,000	25,120
Spartech Corp.	1,300	24,700
Union Carbide Corp.	4,400	228,580
TOTAL CHEMICALS & PLASTICS		1,430,405
COAL - 0.4%
Massey Energy Corp.	3,000	52,170
COMPUTER SERVICES & SOFTWARE - 0.0%
Sabre Holdings Corp. Class A	6	261
CONSTRUCTION - 1.2%
Centex Corp.	500	20,420
D.R. Horton, Inc.	4	94
Fluor Corp. New	2,700	87,588
Granite Construction, Inc.	300	8,883
Jacobs Engineering Group, Inc. (a)	400	19,100
KB HOME (a)	300	9,603
Lennar Corp.	100	3,680
TOTAL CONSTRUCTION		149,368
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DURABLES - 3.8%
Minnesota Mining & Manufacturing Co.	3,900	$ 431,535
Snap-On, Inc.	1,000	29,500
TOTAL CONSUMER DURABLES		461,035
CONSUMER ELECTRONICS - 1.1%
Black & Decker Corp.	1,600	71,600
General Motors Corp. Class H	676	18,914
Maytag Corp.	1,200	42,000
TOTAL CONSUMER ELECTRONICS		132,514
DEFENSE ELECTRONICS - 0.6%
Raytheon Co. Class A	2,200	74,030
DRUGS & PHARMACEUTICALS - 0.1%
Sigma-Aldrich Corp.	300	11,888
ELECTRIC UTILITY - 0.1%
Ogden Corp. (a)	400	6,716
ELECTRICAL EQUIPMENT - 10.3%
Baldor Electric Co.	400	8,728
C&D Technologies, Inc.	200	11,100
Emerson Electric Co.	4,300	326,800
General Electric Co.	18,800	864,800
Hubbell, Inc. Class B	400	11,452
Plug Power, Inc. (a)	80	2,130
Roper Industries, Inc.	400	15,320
TOTAL ELECTRICAL EQUIPMENT		1,240,330
ELECTRONIC INSTRUMENTS - 1.8%
Agilent Technologies, Inc. (a)	1,700	92,735
PerkinElmer, Inc.	100	9,749
Thermo Electron Corp. (a)	3,900	115,635
TOTAL ELECTRONIC INSTRUMENTS		218,119
ELECTRONICS - 0.6%
Intel Corp.	1,200	44,400
Molex, Inc.	200	8,688
Molex, Inc. Class A	500	15,813
TOTAL ELECTRONICS		68,901
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc.	3,100	65,100
HOUSEHOLD PRODUCTS - 0.2%
Aptargroup, Inc.	600	17,952
INDUSTRIAL MACHINERY & EQUIPMENT - 16.0%
Axcelis Technologies, Inc.	707	7,910
Ballard Power Systems, Inc. (a)	400	30,695
Caterpillar, Inc.	3,900	172,458
CNH Global NV	1,100	10,175

	Shares	Value (Note 1)
Deere & Co.	1,900	$ 81,548
Dover Corp.	1,900	78,660
Illinois Tool Works, Inc.	3,100	203,050
Ingersoll-Rand Co.	2,600	115,206
Kennametal, Inc.	200	5,470
Parker-Hannifin Corp.	1,900	83,220
Pentair, Inc.	1,800	49,932
The Stanley Works	300	10,296
Tyco International Ltd.	17,350	1,068,757
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		1,917,377
IRON & STEEL - 0.7%
Allegheny Technologies, Inc.	900	15,165
Bethlehem Steel Corp. (a)	300	720
Crane Co.	600	16,482
Nucor Corp.	1,000	41,400
USX - U.S. Steel Group	500	7,820
TOTAL IRON & STEEL		81,587
LEASING & RENTAL - 0.0%
Ryder System, Inc.	250	4,963
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Millipore Corp.	900	49,950
MEDICAL FACILITIES MANAGEMENT - 0.0%
Apria Healthcare Group, Inc. (a)	100	2,695
METALS & MINING - 0.9%
Alcoa, Inc.	2,140	78,624
Martin Marietta Materials, Inc.	574	24,320
TOTAL METALS & MINING		102,944
OIL & GAS - 0.3%
Cooper Cameron Corp. (a)	600	38,538
PACKAGING & CONTAINERS - 0.7%
Ball Corp.	400	15,984
Bemis Co., Inc.	1,900	62,719
TOTAL PACKAGING & CONTAINERS		78,703
PAPER & FOREST PRODUCTS - 1.1%
Albany International Corp. Class A	800	13,360
Bowater, Inc.	800	42,200
Mead Corp.	1,300	39,455
Pactiv Corp. (a)	3,200	37,824
TOTAL PAPER & FOREST PRODUCTS		132,839
POLLUTION CONTROL - 1.3%
Republic Services, Inc. (a)	3,100	42,625
Waste Management, Inc.	4,500	109,800
TOTAL POLLUTION CONTROL		152,425
Common Stocks - continued
	Shares	Value (Note 1)
RAILROADS - 4.9%
Burlington Northern Santa Fe Corp.	4,300	$ 131,623
Canadian National Railway Co.	1,600	59,512
Canadian Pacific Ltd.	3,200	98,759
CSX Corp.	1,450	44,225
Kansas City Southern Industries, Inc.	25	316
Norfolk Southern Corp.	1,300	21,229
Union Pacific Corp.	4,300	227,814
TOTAL RAILROADS		583,478
SERVICES - 0.8%
Ecolab, Inc.	2,200	91,410
SHIP BUILDING & REPAIR - 1.7%
Dril-Quip, Inc. (a)	500	13,320
General Dynamics Corp.	2,300	163,254
Newport News Shipbuilding, Inc.	600	30,366
TOTAL SHIP BUILDING & REPAIR		206,940
SHIPPING - 0.1%
Teekay Shipping Corp.	200	6,846
TEXTILES & APPAREL - 0.1%
Polymer Group, Inc.	1,500	10,350
TRUCKING & FREIGHT - 1.6%
C.H. Robinson Worldwide, Inc.	300	8,981
CNF, Inc.	500	17,160
Expeditors International of Washington, Inc.	1,200	69,975
FedEx Corp. (a)	1,600	72,608
Heartland Express, Inc. (a)	200	5,050
Knights Transportation, Inc. (a)	300	7,313
USFreightways Corp.	400	14,800
TOTAL TRUCKING & FREIGHT		195,887
TOTAL COMMON STOCKS (Cost $9,594,845)		10,961,113
Cash Equivalents - 12.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.14% (b)	1,425,121	$ 1,425,121
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	47,572	47,572
TOTAL CASH EQUIVALENTS (Cost $1,472,693)		1,472,693
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $11,067,538)		12,433,806
NET OTHER ASSETS - (3.6)%		(430,641)
NET ASSETS - 100%		$ 12,003,165
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $11,104,638. Net unrealized appreciation aggregated $1,329,168, of which $1,838,506 related to appreciated investment securities and $509,338 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Advisor Cyclical Industries Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $11,067,538) - See accompanying schedule		$ 12,433,806
Receivable for fund shares sold		300,889
Dividends receivable		7,386
Interest receivable		4,560
Other receivables		760
Receivable from investment adviser for expense reductions		14,372
Total assets		12,761,773
Liabilities
Payable to custodian bank	$ 11,772
Payable for investments purchased	651,044
Payable for fund shares redeemed	29,499
Distribution fees payable	4,898
Other payables andaccrued expenses	13,823
Collateral on securities loaned, at value	47,572
Total liabilities		758,608
Net Assets		$ 12,003,165
Net Assets consist of:
Paid in capital		$ 10,693,211
Distributions in excess of net investment income		(6,115)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,366,269
Net Assets		$ 12,003,165
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,369,804 ÷ 92,391 shares)		$14.83
Maximum offering price per share (100/94.25 of $14.83)		$15.73
Class T: Net Asset Value and redemption price per share ($4,966,441 ÷ 336,111 shares)		$14.78
Maximum offering price per share (100/96.50 of $14.78)		$15.32
Class B: Net Asset Value and offering price per share ($2,779,458 ÷ 191,600 shares) A		$14.51
Class C: Net Asset Value and offering price per share ($1,016,205 ÷ 69,728 shares) A		$14.57
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,871,257 ÷ 124,574 shares)		$15.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 65,204
Interest		27,468
Security lending		325
Total income		92,997
Expenses
Management fee	$ 27,359
Transfer agent fees	18,359
Distribution fees	25,477
Accounting and security lending fees	30,014
Non-interested trustees' compensation	32
Custodian fees and expenses	3,617
Registration fees	53,803
Audit	12,629
Legal	23
Miscellaneous	111
Total expenses before reductions	171,424
Expense reductions	(86,247)	85,177
Net investment income		7,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	59,646
Foreign currency transactions	45	59,691
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,120,519
Assets and liabilities in foreign currencies	(10)	1,120,509
Net gain (loss)		1,180,200
Net increase (decrease) in net assets resulting from operations		$ 1,188,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ 7,820	$ (6,205)
Net realized gain (loss)	59,691	388,588
Change in net unrealized appreciation (depreciation)	1,120,509	(709,070)
Net increase (decrease) in net assets resulting from operations	1,188,020	(326,687)
Distributions to shareholders From net investment income	(7,820)	-
In excess of net investment income	(6,115)	-
From net realized gain	(207,297)	(178,082)
In excess of net realized gain	(50,200)	-
Total distributions	(271,432)	(178,082)
Share transactions - net increase (decrease)	2,018,442	(1,671,247)
Redemption fees	811	5,080
Total increase (decrease) in net assets	2,935,841	(2,170,936)
Net Assets
Beginning of period	9,067,324	11,238,260
End of period (including distributions in excess of net investment income of $6,115 and $0, respectively)	$ 12,003,165	$ 9,067,324

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 13.56	$ 14.13	$ 13.56	$ 13.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02	.01	(.03)	(.01)
Net realized and unrealized gain (loss)	1.68	(.33)	1.23	.76	3.89
Total from investment operations	1.71	(.31)	1.24	.73	3.88
Less Distributions
From net investment income	(.02)	-	-	-	(.01)
In excess of net investment income	(.02)	-	-	-	-
From net realized gain	(.32)	(.27)	(.68)	(.99)	(.08)
In excess of net realized gain	(.08)	-	-	-	-
Total distributions	(.44)	(.27)	(.68)	(.99)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.02	.01
Net asset value, end of period	$ 14.83	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Total Return B, C	12.84%	(2.13)%	10.81%	6.05%	39.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,370	$ 973	$ 896	$ 471	$ 365
Ratio of expenses to average net assets	1.50% A, F	1.50% F	1.56% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% A, G	1.49% G	1.54% G	1.75%	1.73% A, G
Ratio of net investment income to average net assets	.45% A	.18%	.05%	(.22)%	(.09)% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 13.48	$ 14.07	$ 13.51	$ 13.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	1.69	(.34)	1.24	.77	3.89
Total from investment operations	1.70	(.35)	1.21	.71	3.85
Less Distributions
From net investment income	(.01)	-	-	-	(.01)
From net realized gain	(.31)	(.25)	(.66)	(.99)	(.08)
In excess of net realized gain	(.08)	-	-	-	-
Total distributions	(.40)	(.25)	(.66)	(.99)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.02	.01
Net asset value, end of period	$ 14.78	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Total Return B, C	12.82%	(2.43)%	10.57%	5.91%	38.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,966	$ 3,885	$ 3,471	$ 2,973	$ 1,920
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.83% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% A, G	1.74% G	1.81% G	2.00%	1.97% A, G
Ratio of net investment income to average net assets	.20% A	(.07)%	(.22)%	(.47)%	(.37)% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 13.25	$ 13.89	$ 13.40	$ 13.75	$ 11.56
Income from Investment Operations
Net investment income (loss) D	(.02)	(.07)	(.09)	(.14)	(.06)
Net realized and unrealized gain (loss)	1.65	(.34)	1.22	.76	2.25
Total from investment operations	1.63	(.41)	1.13	.62	2.19
Less Distributions
From net realized gain	(.30)	(.24)	(.65)	(.99)	-
In excess of net realized gain	(.07)	-	-	-	-
Total distributions	(.37)	(.24)	(.65)	(.99)	-
Redemption fees added to paid in capital	.00	.01	.01	.02	-
Net asset value, end of period	$ 14.51	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Total Return B, C	12.49%	(2.90)%	10.01%	5.23%	18.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,779	$ 1,879	$ 2,043	$ 985	$ 252
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.29% G	2.50%	2.45% A, G
Ratio of net investment income to average net assets	(.30)% A	(.57)%	(.70)%	(1.03)%	(1.11)% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 13.26	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	1.68	(.36)	1.20	1.39
Total from investment operations	1.66	(.44)	1.11	1.28
Less Distributions
From net realized gain	(.28)	(.22)	(.67)	(.38)
In excess of net realized gain	(.07)	-	-	-
Total distributions	(.35)	(.22)	(.67)	(.38)
Redemption fees added to paid in capital	.00	.01	.02	.01
Net asset value, end of period	$ 14.57	$ 13.26	$ 13.91	$ 13.45
Total Return B, C	12.70%	(3.11)%	9.94%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016	$ 625	$ 1,451	$ 165
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.28% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.27% G	2.50% A
Ratio of net investment income to average net assets	(.30)% A	(.57)%	(.67)%	(1.06)% A
Portfolio turnover rate	68% A	111%	115%	100%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 F
Net asset value, beginning of period	$ 13.70	$ 14.28	$ 13.68	$ 13.84	$ 10.00
Income from Investment Operations
Net investment income D	.05	.06	.04	.01 E	.03
Net realized and unrealized gain (loss)	1.74	(.36)	1.25	.75	3.91
Total from investment operations	1.79	(.30)	1.29	.76	3.94
Less Distributions
From net investment income	(.04)	-	-	-	(.02)
In excess of net investment income	(.03)	-	-	-	-
From net realized gain	(.32)	(.29)	(.70)	(.95)	(.08)
In excess of net realized gain	(.08)	-	-	-	-
Total distributions	(.47)	(.29)	(.70)	(.95)	(.10)
Redemption fees added to paid in capital	.00	.01	.01	.03	-
Net asset value, end of period	$ 15.02	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Total Return B, C	13.31%	(2.04)%	11.15%	6.32%	39.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,871	$ 1,706	$ 3,377	$ 1,360	$ 1,756
Ratio of expenses to average net assets	1.25% A, G	1.25% G	1.31% G	1.50% G	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.24% A, H	1.24% H	1.29% H	1.50%	1.48% A, H
Ratio of net investment income to average net assets	.70% A	.43%	.31%	.04%	.25% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of investment income per share.

F For the period September 3, 1996 (commencement of sales of Institutional Class shares) to July 31, 1997.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries (the fund) is a fund of Fidelity Advisor Series VII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distribution in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,504,047 and $3,107,186, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 1,339	$ 144
Class T	9,822	21
Class B	10,700	8,076
Class C	3,616	1,359
	$ 25,477	$ 9,600

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Cyclical Industries

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,511	$ 1,156
Class T	2,473	820
Class B	2,426	2,426*
Class C	505	505*
	$ 6,915	$ 4,907

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,034	.38*
Class T	7,717	.39*
Class B	4,540	.42*
Class C	1,646	.45*
Institutional Class	2,422	.29*
	$ 18,359

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $170 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $47,130. The fund received cash collateral of $47,572 which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 9,647
Class T	1.75%	35,641
Class B	2.25%	19,699
Class C	2.25%	6,769
Institutional Class	1.25%	14,145
		$ 85,901

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $346 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 13% of the total outstanding shares of the fund. In addition, two unaffiliated shareholders were each record owner of more than 10% of the total outstanding shares of the fund, totaling 22%.

Cyclical Industries

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Class A	$ 1,776	$ -
Class T	1,548	-
Institutional Class	4,496	-
Total	$ 7,820	$ -
In excess of net investment income
Class A	$ 1,388	$ -
Class T	1,210	-
Institutional Class	3,517	-
Total	$ 6,115	$ -
From net realized gain
Class A	$ 23,395	$ 20,883
Class T	89,348	54,397
Class B	44,447	34,793
Class C	12,976	14,419
Institutional Class	37,131	53,590
Total	$ 207,297	$ 178,082
In excess of net realized gain
Class A	$ 5,666	$ -
Class T	21,636	-
Class B	10,764	-
Class C	3,142	-
Institutional Class	8,992	-
Total	$ 50,200	$ -
	$ 271,432	$ 178,082

Cyclical Industries

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	27,499	61,024	$ 387,233	$ 827,020
Reinvestment of distributions	2,254	1,425	31,386	19,437
Shares redeemed	(9,115)	(54,082)	(126,599)	(720,877)
Net increase (decrease)	20,638	8,367	$ 292,020	$ 125,580
Class T Shares sold	71,206	169,723	$ 1,038,163	$ 2,263,379
Reinvestment of distributions	7,686	3,842	106,686	52,336
Shares redeemed	(30,994)	(132,075)	(434,012)	(1,771,784)
Net increase (decrease)	47,898	41,490	$ 710,837	$ 543,931
Class B Shares sold	69,952	92,855	$ 969,634	$ 1,230,975
Reinvestment of distributions	2,819	1,960	38,476	26,332
Shares redeemed	(22,919)	(100,163)	(313,940)	(1,324,215)
Net increase (decrease)	49,852	(5,348)	$ 694,170	$ (66,908)
Class C Shares sold	33,046	44,151	$ 460,435	$ 584,454
Reinvestment of distributions	871	650	11,933	8,758
Shares redeemed	(11,314)	(102,037)	(156,936)	(1,353,255)
Net increase (decrease)	22,603	(57,236)	$ 315,432	$ (760,043)
Institutional Class Shares sold	16,348	18,068	$ 239,954	$ 247,803
Reinvestment of distributions	3,435	2,497	48,404	34,539
Shares redeemed	(19,719)	(132,595)	(282,375)	(1,796,149)
Net increase (decrease)	64	(112,030)	$ 5,983	$ (1,513,807)

Cyclical Industries

Advisor Developing Communications Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Developing Communications - CL A	10.70%
Fidelity Adv Developing Communications - CL A (incl. 5.75% sales charge)	3.29%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Developing Communications Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Developing Communications - CL T	10.70%
Fidelity Adv Developing Communications - CL T (incl. 3.50% sales charge)	5.76%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Developing Communications Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Developing Communications - CL B	10.60%
Fidelity Adv Developing Communications - CL B (incl. contingent deferred sales charge)	4.54%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Developing Communications Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Developing Communications - CL C	10.60%
Fidelity Adv Developing Communications - CL C (incl. contingent deferred sales charge)	8.50%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Developing Communications Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Chris Zepf, Portfolio Manager
of Fidelity Advisor Developing Communications Fund

Q. How did the fund perform, Chris?

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 10.70%, 10.70%, 10.60% and 10.60%, respectively. By comparison, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - rose 11.74%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Institutional Class shares returned 10.70%. By comparison, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - rose 11.74%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What factors influenced the strong absolute performance of technology stocks during the brief period?

A. The Federal Reserve Board's unexpected move on January 3 to lower key interest rates in between regularly scheduled policy meetings caught much of Wall Street by surprise. In response to the monetary easing, the tech-heavy NASDAQ Composite Index rose 14.2% on the day the Fed made its announcement. The Fed's action - which included a one-half percentage point cut in the federal funds rate - was seen by investors as an aggressive move and offered many a beacon of hope that the sluggish economy would be reignited faster than expected. Given that the fourth quarter of 2000 was a very difficult period for technology stocks, investors viewed the Fed's action as a signal that the economic slowdown could be short-lived.

Q. How would you characterize current valuations in the technology sector?

A. Fortunately, the timing of the launch of this fund is ideal. Many of the stocks that I view as favorable long-term investments reached extremely pricey levels in early 2000, but since then have corrected 50%-80% in value. This correction has given me the opportunity to pick up some very compelling companies at very attractive prices. Long term, some of these companies should be big winners. While I believe the recent pullback in prices is a return to sanity and more realistic valuations, the sector's short-term volatility could be high at times.

Q. Can you describe your investment strategy for the fund?

A. I'm looking for companies that are engaged in the development, manufacture or sale of emerging communications services or equipment. Within that universe of stocks, I'm attracted to those companies with the potential for new product cycles that would allow them to exceed the market's expectations. By that, I mean high-growth companies whose revenue and earnings growth is materially higher than what is priced into the stock by Wall Street.

Q. What trends in developing communications do you feel offer the most compelling growth prospects?

A. One trend that I hope the fund can benefit from is the build-out of Internet infrastructure. The migration of telecommunications networks from voice transmission to data transmission requires investment in many new technologies. While this build-out has been significant so far, I feel that we are only in the early innings and that the potential for future growth is substantial. Another source of potential growth lies in the continuing improvement in corporate productivity. Businesses are spending huge amounts of capital on communications technologies, such as corporate Intranets, cell phones, personal digital assistants and video conferencing, to get the most out of every employee. This fund invests in the companies that manufacture and sell these communications technologies.

Q. Can you provide an example of a specific growth industry the fund was positioned to benefit from?

A. One industry I was fond of and that contributed a lot to the fund's return during the brief period was electronic contract manufacturing. These companies - Flextronics and Sanmina, for example - were positioned to benefit from the growing trend of large-scale telecom manufacturers outsourcing more of their manufacturing. During the period, the valuations of these companies were quite attractive relative to their growth rates.

Q. What's your outlook, Chris?

A. Given the more challenging economic backdrop at the end of the period, the next six months could continue to be a difficult time for technology stocks if the economy doesn't strengthen in the near term. In this environment, good stock selection will be paramount, and the fund's relatively small asset base should give me the flexibility to quickly move in and out of industries where I see fit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 3.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2001, more than
$3 million

Manager: Chris Zepf, since inception; joined Fidelity in 1997

3

Semiannual Report

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Ibis Technology Corp.	10.9
Sanmina Corp.	5.8
CIENA Corp.	4.9
Extreme Networks, Inc.	4.9
Redback Networks, Inc.	4.7
Juniper Networks, Inc.	4.3
AT&T Corp.	4.2
Cree, Inc.	3.6
Flextronics International Ltd.	3.3
Xilinx, Inc.	2.8
49.4
Top Industries as of January 31, 2001
% of fund's net assets
Electronics	21.9%
Computers & Office Equipment	13.7%
Communications Equipment	12.8%
Industrial Machinery & Equipment	10.9%
Computer Services & Software	10.8%
All Others *	29.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2001 (Unaudited)

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.5%
	Shares	Value (Note 1)
CELLULAR - 4.1%
Nextel Communications, Inc. Class A (a)	470	$ 16,127
QUALCOMM, Inc. (a)	1,210	101,716
Vodafone Group PLC sponsored ADR	470	16,436
VoiceStream Wireless Corp. (a)	160	19,830
TOTAL CELLULAR		154,109
COMMUNICATIONS EQUIPMENT - 12.8%
Avici Systems, Inc.	1,120	39,760
CIENA Corp. (a)	2,050	184,628
Cisco Systems, Inc. (a)	2,220	83,111
Comverse Technology, Inc. (a)	510	57,789
Efficient Networks, Inc. (a)	2,450	39,353
Marconi PLC sponsored ADR	3,500	72,844
TOTAL COMMUNICATIONS EQUIPMENT		477,485
COMPUTER SERVICES & SOFTWARE - 10.8%
Art Technology Group, Inc. (a)	1,500	57,000
Nuance Communications, Inc.	1,060	39,816
Numerical Technologies, Inc.	3,600	92,250
Rational Software Corp. (a)	570	29,604
Redback Networks, Inc. (a)	3,660	175,223
Sonus Networks, Inc.	200	9,175
TOTAL COMPUTER SERVICES & SOFTWARE		403,068
COMPUTERS & OFFICE EQUIPMENT - 13.7%
Brocade Communications Systems, Inc. (a)	770	69,541
Extreme Networks, Inc. (a)	3,870	184,309
Juniper Networks, Inc. (a)	1,510	159,966
Network Appliance, Inc. (a)	110	5,899
Sun Microsystems, Inc. (a)	2,980	91,076
TOTAL COMPUTERS & OFFICE EQUIPMENT		510,791
ELECTRONICS - 21.9%
Celestica, Inc. (sub. vtg.) (a)	1,500	101,094
Centillium Communications, Inc.	1,100	53,419
Cree, Inc. (a)	3,940	135,930
Flextronics International Ltd. (a)	3,270	124,669
Luminent, Inc.	4,000	36,250
NVIDIA Corp. (a)	190	9,809
RF Micro Devices, Inc. (a)	1,780	38,493
Sanmina Corp. (a)	4,430	215,409
Xilinx, Inc. (a)	1,900	102,600
TOTAL ELECTRONICS		817,673
INDUSTRIAL MACHINERY & EQUIPMENT - 10.9%
Ibis Technology Corp. (a)	13,010	409,813

	Shares	Value (Note 1)
TELEPHONE SERVICES - 5.3%
AT&T Corp.	6,500	$ 155,935
WorldCom, Inc. (a)	2,000	43,125
TOTAL TELEPHONE SERVICES		199,060
TOTAL COMMON STOCKS (Cost $2,819,913)		2,971,999
Cash Equivalents - 15.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01 (Cost $583,000)	$ 583,092	583,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $3,402,913)		3,554,999
NET OTHER ASSETS - 4.9%		182,616
NET ASSETS - 100%		$ 3,737,615
Legend
(a) Non-income producing
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,441,691. Net unrealized appreciation aggregated $113,308, of which $218,710 related to appreciated investment securities and $105,402 related to depreciated investment securities.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Developing Communications Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $583,000) (cost $3,402,913) - See accompanying schedule		$ 3,554,999
Cash		92,710
Receivable for investments sold		301,169
Receivable for fund shares sold		739,900
Prepaid expenses		79,246
Receivable from investment adviser for expense reductions		18,379
Total assets		4,786,403
Liabilities
Payable for investments purchased	$ 934,964
Distribution fees payable	837
Other payables and accrued expenses	112,987
Total liabilities		1,048,788
Net Assets		$ 3,737,615
Net Assets consist of:
Paid in capital		$ 3,593,557
Accumulated net investment loss		(234)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,412
Net Assets		$ 3,737,615
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($516,657 ÷ 46,671 shares)		$11.07
Maximum offering price per share (100/94.25 of $11.07)		$11.75
Class T: Net Asset Value and redemption price per share ($1,312,269 ÷ 118,574 shares)		$11.07
Maximum offering price per share (100/96.50 of $11.07)		$11.47
Class B: Net Asset Value and offering price per share ($884,843 ÷ 79,980 shares) A		$11.06
Class C: Net Asset Value and offering price per share ($738,427 ÷ 66,743 shares) A		$11.06
Institutional Class: Net Asset Value, offering price and redemption price per share ($285,419 ÷ 25,772 shares)		$11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Investment Income Interest		$ 2,467
Expenses
Management fee	$ 842
Transfer agent fees	2,709
Distribution fees	883
Accounting fees and expenses	5,500
Custodian fees and expenses	2,002
Registration fees	18,427
Audit	7,417
Total expenses before reductions	37,780
Expense reductions	(35,079)	2,701
Net investment income (loss)		(234)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,153)
Foreign currency transactions	33	(8,120)
Change in net unrealized appreciation (depreciation) on:
Investment securities	152,086
Assets and liabilities in foreign currencies	326	152,412
Net gain (loss)		144,292
Net increase (decrease) in net assets resulting from operations		$ 144,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Operations Net investment income (loss)	$ (234)
Net realized gain (loss)	(8,120)
Change in net unrealized appreciation (depreciation)	152,412
Net increase (decrease) in net assets resulting from operations	144,058
Share transactions - net increase (decrease)	3,593,545
Redemption fees	12
Total increase (decrease) in net assets	3,737,615
Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $234)	$ 3,737,615

Financial Highlights - Class A

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.07
Total Return B, C	10.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 517
Ratio of expenses to average net assets	1.50% A, E
Ratio of net investment income to average net assets	.19% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.07
Total Return B, C	10.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,312
Ratio of expenses to average net assets	1.75% A, E
Ratio of net investment income (loss) to average net assets	(.06)% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Class B

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.06
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.06
Total Return B, C	10.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 885
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.56)% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.06
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.06
Total Return B, C	10.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 738
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.56)% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Institutional Class

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.07
Total Return B, C	10.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 285
Ratio of expenses to average net assets	1.25% A, E
Ratio of net investment income to average net assets	.45% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,270,475 and $1,442,409, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 57	$ 44
Class T	197	67
Class B	315	275
Class C	314	271
	$ 883	$ 657

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Developing Communications

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 627	$ 151
Class T	1,730	558
Class B	0	0*
Class C	0	0*
	$ 2,357	$ 709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 616
Class T	656
Class B	671
Class C	571
Institutional Class	195
$ 2,709

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 5,718
Class T	1.75%	9,419
Class B	2.25%	7,645
Class C	2.25%	7,523
Institutional Class	1.25%	4,774
		$ 35,079

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 30% of the total outstanding shares of the fund.

Developing Communications

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	December 27, 2000 (commencement of operations) to January 31,	December 27, 2000 (commencement of operations) to January 31,
	2001	2001

Class A Shares sold	46,671	$ 492,707
Class T Shares sold	118,683	$ 1,276,740
Shares redeemed	(109)	(1,187)
Net increase (decrease)	118,574	$ 1,275,553
Class B Shares sold	79,980	$ 856,387
Class C Shares sold	66,743	$ 707,009
Institutional Class Shares sold	25,772	$ 261,889

Developing Communications

Advisor Electronics Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Electronics - CL A	20.10%
Fidelity Adv Electronics - CL A (incl. 5.75% sales charge)	12.06%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Electronics - CL T	20.10%
Fidelity Adv Electronics - CL T (incl. 3.50% sales charge)	14.74%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Electronics - CL B	20.00%
Fidelity Adv Electronics - CL B (incl. contingent deferred sales charge)	13.85%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Electronics - CL C	20.00%
Fidelity Adv Electronics - CL C (incl. contingent deferred sales charge)	17.81%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ted Orenstein, Portfolio Manager of Fidelity Advisor Electronics Fund

Q. How did the fund perform, Ted?

A. Since its inception on December 27, 2000, through January 31, 2001, the fund's Institutional Class shares returned 20.10%. During the same period, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - returned 11.74%, and the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

A. Since its inception on December 27, 2000, through January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 20.10%, 20.10%, 20.00% and 20.00%, respectively. During the same period, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - returned 11.74%, and the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What was the market like for electronics stocks during the five-week period?

A. The past month or so was very volatile for these stocks, and for the market in general. Electronics stocks benefited from new product introductions, new innovations and increased demand. The electronics sector is driven by the use of silicon - chips - in the world today. Silicon is needed in telecommunications, optical equipment and electronic equipment, to name just a few. The use of silicon is increasing every year as predicated by Moore's Law, which states that the processing power of computer chips doubles every 18 months and prices go down by half in that same period. That's why the long-term growth story for the companies I cover is so attractive.

Q. Since this is a new fund, let's talk about your investment style. What do you look for in a stock?

A. I look for many elements. Two of the more important measures are mis-priced market valuations and stocks with good long-term growth stories. I buy companies with improving fundamentals, such as increased order or revenue growth, and improving balance sheets and/or cash flows. Conversely, I will sell stocks when it looks like fundamentals are about to decline. Companies need to be early in this industry. If a company has weak positioning for the next product transition, is overly reliant on capital markets for growth, or is priced to perfection - meaning it can't afford a mistake - it concerns me.

Q. What areas did you focus on in structuring the fund?

A. I focused on three areas: semiconductors, semiconductor equipment and electronic contract manufacturers. This doesn't mean, however, that I won't look in other areas where valuations are relatively attractive. In the semiconductor equipment space, there were a number of new product transitions taking place, such as changing wafer, or chip, size, decreasing features to increase output and efficiency of production and switching from aluminum to copper wires, which should positively affect the three areas the fund is focused on. These product transitions require new equipment, tools and investment by companies to stay competitive. In addition, the Federal Reserve Board's recent easing of interest rates should help spur demand. Semiconductor stocks experienced difficulty in the past few months with excessive inventory levels caused by overbuilding and lower-than-expected demand for chips. However, this inventory correction may likely result in favorable valuations, which could lead to positive performance going forward. Additionally, contract manufacturers have performed well. In a slower economy, many original equipment manufacturers increasingly outsource production to improve their capital structure. Contract manufacturers are able to manufacture products at lower costs since they are typically located in low-cost countries and are able to procure materials at reduced costs, thereby lowering expenses for the original equipment manufacturers.

Q. You seem to favor the semiconductor equipment sector. Why?

A. It's a great sector to be invested in. The long-term compound growth rate over the past 20 years for the semiconductor equipment group was 17% - including a lot of cyclical downturns within the industry - far outpacing the S&P 500 index for the same period. The growth story is compelling. New products and increasing reliance on technology should drive the industry to continued growth.

Q. What's your outlook, Ted?

A. It's positive, although I think we'll see a challenging environment in the near term. This is not necessarily a negative since this backdrop presents many positive opportunities. We look at the fundamental values of companies and their stocks and incorporate the findings of our global technology team - which includes more than 40 research analysts - to pick the best stocks. Overall, I think the sector's long-term story is a good one since many of these stocks have good fundamentals and attractive growth potential.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2001, more than $10 million

Manager: Ted Orenstein, since inception; joined Fidelity in 1998

3

Semiannual Report

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Applied Materials, Inc.	3.8
Flextronics International Ltd.	3.0
Sanmina Corp.	2.8
Applied Micro Circuits Corp.	2.8
Solectron Corp.	2.7
KLA-Tencor Corp.	2.4
Linear Technology Corp.	2.3
Texas Instruments, Inc.	2.3
Analog Devices, Inc.	2.1
Xilinx, Inc.	2.0
26.2
Top Industries as of January 31, 2001
% of fund's net assets
Electronics	46.4%
Electronic Instruments	15.9%
Computers & Office Equipment	8.1%
Computer Services & Software	6.4%
Communications Equipment	4.9%
All Others *	18.3%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2001 (Unaudited)

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.0%
	Shares	Value (Note 1)
CELLULAR - 1.5%
QUALCOMM, Inc. (a)	1,820	$ 152,994
COMMUNICATIONS EQUIPMENT - 4.9%
CIENA Corp. (a)	100	9,006
Cisco Systems, Inc. (a)	2,960	110,815
Corning, Inc.	790	44,801
Jabil Circuit, Inc. (a)	4,980	191,730
Nokia AB sponsored ADR	4,110	141,179
TOTAL COMMUNICATIONS EQUIPMENT		497,531
COMPUTER SERVICES & SOFTWARE - 6.4%
Cadence Design Systems, Inc. (a)	2,100	61,929
Check Point Software Technologies Ltd. (a)	700	106,750
Computer Associates International, Inc.	3,240	116,672
Informix Corp. (a)	1,800	13,444
J.D. Edwards & Co. (a)	4,830	82,714
Mentor Graphics Corp. (a)	1,150	32,488
Microsoft Corp. (a)	1,200	73,275
Rational Software Corp. (a)	690	35,837
Redback Networks, Inc. (a)	400	19,150
Sonus Networks, Inc.	1,170	53,674
VeriSign, Inc. (a)	770	56,595
TOTAL COMPUTER SERVICES & SOFTWARE		652,528
COMPUTERS & OFFICE EQUIPMENT - 8.1%
Apple Computer, Inc. (a)	3,020	65,308
Brocade Communications Systems, Inc. (a)	1,800	162,563
Dell Computer Corp. (a)	3,450	90,131
EMC Corp.	1,050	79,790
Juniper Networks, Inc. (a)	770	81,572
Lexmark International, Inc. Class A (a)	1,330	76,475
SCI Systems, Inc. (a)	6,700	188,940
Sun Microsystems, Inc. (a)	2,630	80,379
TOTAL COMPUTERS & OFFICE EQUIPMENT		825,158
ELECTRICAL EQUIPMENT - 0.8%
Cymer, Inc. (a)	2,250	77,344
ELECTRONIC INSTRUMENTS - 15.9%
Agilent Technologies, Inc. (a)	1,650	90,008
Applied Materials, Inc. (a)	7,680	386,394
ASM Lithography Holding NV (a)	5,900	168,150
Cognex Corp. (a)	3,800	99,928
Credence Systems Corp. (a)	770	19,346
Helix Technology, Inc.	1,540	47,740
KLA-Tencor Corp. (a)	5,390	247,266
Kulicke & Soffa Industries, Inc. (a)	1,600	26,700
LAM Research Corp. (a)	6,330	167,349
LTX Corp. (a)	4,130	75,114

	Shares	Value (Note 1)
Novellus Systems, Inc. (a)	3,020	$ 146,093
Teradyne, Inc. (a)	3,230	141,539
TOTAL ELECTRONIC INSTRUMENTS		1,615,627
ELECTRONICS - 46.4%
Advanced Energy Industries, Inc. (a)	2,610	80,094
Advanced Micro Devices, Inc. (a)	3,840	94,464
Altera Corp. (a)	4,790	144,898
Amkor Technology, Inc. (a)	1,000	22,750
Amphenol Corp. Class A (a)	2,680	129,712
Analog Devices, Inc. (a)	3,450	215,970
Applied Micro Circuits Corp. (a)	3,830	281,505
Atmel Corp. (a)	4,770	81,090
Avnet, Inc.	3,100	85,219
AVX Corp.	2,600	56,836
Benchmark Electronics, Inc. (a)	2,280	66,143
Broadcom Corp. Class A (a)	1,170	128,627
C-Mac Industries, Inc. (a)	320	16,922
Celestica, Inc. (sub. vtg.) (a)	2,670	179,948
Centillium Communications, Inc.	790	38,364
Conexant Systems, Inc. (a)	2,290	41,363
Cypress Semiconductor Corp. (a)	2,100	57,393
Dallas Semiconductor Corp.	290	10,782
Elantec Semiconductor, Inc. (a)	700	33,152
Fairchild Semiconductor International, Inc. Class A (a)	9,400	172,960
Flextronics International Ltd. (a)	8,070	307,669
Integrated Device Technology, Inc. (a)	1,550	75,829
Intel Corp.	4,990	184,630
Intersil Holding Corp. Class A	740	21,923
Lattice Semiconductor Corp. (a)	200	5,188
Linear Technology Corp.	3,740	234,218
LSI Logic Corp. (a)	3,880	96,185
Marvell Technology Group Ltd.	800	31,600
Methode Electronics, Inc. Class A	600	13,613
Micron Technology, Inc. (a)	3,860	176,672
MIPS Technologies, Inc. Class A (a)	1,140	38,546
National Semiconductor Corp. (a)	5,160	148,092
Photronics, Inc. (a)	700	24,588
Plexus Corp. (a)	700	32,856
PMC-Sierra, Inc. (a)	1,800	136,013
Power-One, Inc. (a)	350	16,472
QLogic Corp. (a)	700	61,600
Rambus, Inc. (a)	900	44,438
RF Micro Devices, Inc. (a)	2,290	49,521
Sanmina Corp. (a)	5,920	287,860
Solectron Corp. (a)	6,980	278,153
Texas Instruments, Inc.	5,280	231,264
Virage Logic Corp.	2,220	28,305
Vishay Intertechnology, Inc. (a)	1,600	34,880
Xilinx, Inc. (a)	3,820	206,280
TOTAL ELECTRONICS		4,704,587
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
Asyst Technologies, Inc. (a)	1,840	$ 32,890
Axcelis Technologies, Inc.	1,090	12,194
Brooks Automation, Inc. (a)	1,140	43,178
Dupont Photomasks, Inc. (a)	800	61,300
PRI Automation, Inc. (a)	2,670	86,775
Varian Semiconductor Equipment Associates, Inc. (a)	1,600	49,600
Veeco Instruments, Inc. (a)	320	18,150
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		304,087
TOTAL COMMON STOCKS (Cost $8,504,753)		8,829,856
Cash Equivalents - 35.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01 (Cost $3,618,000)	$ 3,618,570	3,618,000
TOTAL INVESTMENT PORTFOLIO - 122.7% (Cost $12,122,753)		12,447,856
NET OTHER ASSETS - (22.7)%		(2,300,841)
NET ASSETS - 100%		$ 10,147,015
Legend
(a) Non-income producing
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $12,130,546. Net unrealized appreciation aggregated $317,310, of which $541,361 related to appreciated investment securities and $224,051 related to depreciated investment securities.

Electronics

See accompanying notes which are an integral part of the financial statements.

Advisor Electronics Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,618,000) (cost $12,122,753) - See accompanying schedule		$ 12,447,856
Cash		481
Receivable for fund shares sold		1,055,618
Dividends receivable		104
Prepaid expenses		79,337
Receivable from investment adviser for expense reductions		23,857
Total assets		13,607,253
Liabilities
Payable for investments purchased	$ 3,337,155
Payable for fund shares redeemed	997
Distribution fees payable	1,791
Other payables and accrued expenses	120,295
Total liabilities		3,460,238
Net Assets		$ 10,147,015
Net Assets consist of:
Paid in capital		$ 9,805,749
Undistributed net investment income		657
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,501
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		325,108
Net Assets		$ 10,147,015
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,064,762 ÷ 88,657 shares)		$12.01
Maximum offering price per share (100/94.25 of $12.01)		$12.74
Class T: Net Asset Value and redemption price per share ($3,803,363 ÷ 316,688 shares)		$12.01
Maximum offering price per share (100/96.50 of $12.01)		$12.45
Class B: Net Asset Value and offering price per share ($2,272,046 ÷ 189,273 shares) A		$12.00
Class C: Net Asset Value and offering price per share ($2,566,547 ÷ 213,810 shares) A		$12.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($440,297 ÷ 36,659 shares)		$12.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Investment Income Dividends		$ 104
Interest		5,997
Total income		6,101
Expenses
Management fee	$ 1,667
Transfer agent fees	8,588
Distribution fees	1,838
Accounting fees and expenses	5,500
Custodian fees and expenses	2,004
Registration fees	19,765
Audit	7,417
Total expenses before reductions	46,779
Expense reductions	(41,335)	5,444
Net investment income		657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	15,514
Foreign currency transactions	(13)	15,501
Change in net unrealized appreciation (depreciation) on:
Investment securities	325,103
Assets and liabilities in foreign currencies	5	325,108
Net gain (loss)		340,609
Net increase (decrease) in net assets resulting from operations		$ 341,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Operations Net investment income	$ 657
Net realized gain (loss)	15,501
Change in net unrealized appreciation (depreciation)	325,108
Net increase (decrease) in net assets resulting from operations	341,266
Share transactions - net increase (decrease)	9,805,727
Redemption fees	22
Total increase (decrease) in net assets	10,147,015
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $657)	$ 10,147,015

Financial Highlights - Class A

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.01
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.01
Total Return B, C	20.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,065
Ratio of expenses to average net assets	1.50% A, F
Ratio of net investment income to average net assets	.61% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	2.01
Total from investment operations	2.01
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.01
Total Return B, C	20.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,803
Ratio of expenses to average net assets	1.75% A, F
Ratio of net investment income to average net assets	.36% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class B A

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.00
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.00
Total Return B, C	20.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,272
Ratio of expenses to average net assets	2.25% A, F
Ratio of net investment income (loss) to average net assets	(.14)% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.00
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.00
Total Return B, C	20.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,567
Ratio of expenses to average net assets	2.25% A, F
Ratio of net investment income (loss) to average net assets	(.14)% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Institutional Class A

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.01
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.01
Total Return B, C	20.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 440
Ratio of expenses to average net assets	1.25% A, F
Ratio of net investment income to average net assets	.86% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated January 31, 2001 due February 1, 2001 at 5.67%
Number of dealers or banks	13
Maximum amount with one dealer or bank	16.3%
Aggregate principal amount of agreements	$8,844,275,000
Aggregate maturity amount of agreements	$8,845,668,246
Aggregate market value of transferred assets	$9,043,351,201
Coupon rates of transferred assets	0.0% to 9.25%
Maturity dates of transferred assets	2/1/01 to 5/15/30

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,784,039 and $294,800, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 92	$ 38
Class T	535	-
Class B	560	446
Class C	651	420
	$ 1,838	$ 904

Electronics

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,262	$ 2,514
Class T	3,125	1,583
Class B	0	0 *
Class C	0	0 *
	$ 7,387	$ 4,097

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 1,281
Class T	3,172
Class B	1,966
Class C	1,915
Institutional Class	254
$ 8,588

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $139 for the period.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 5,460
Class T	1.75%	15,304
Class B	2.25%	8,305
Class C	2.25%	9,292
Institutional Class	1.25%	2,974
		$ 41,335

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 12% of the total outstanding shares of the fund.

Electronics

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	December 27, 2000 (commencement of operations) to January 31,	December 27, 2000 (commencement of operations) to January 31,
	2001	2001

Class A Shares sold	88,657	$ 1,006,095
Class T Shares sold	316,773	$ 3,697,121
Shares redeemed	(85)	(1,008)
Net increase (decrease)	316,688	$ 3,696,113
Class B Shares sold	189,716	$ 2,217,761
Shares redeemed	(443)	(5,178)
Net increase (decrease)	189,273	$ 2,212,583
Class C Shares sold	213,810	$ 2,494,256
Institutional Class Shares sold	36,659	$ 396,680

Electronics

Advisor Financial Services Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Financial - CL A	17.55%	32.88%	137.90%
Fidelity Adv Financial - CL A (incl. 5.75% sales charge)	10.79%	25.24%	124.22%
S&P 500	-3.98%	-0.90%	122.57%
GS Financial Services	17.94%	32.15%	147.37%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 230 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Financial - CL A	32.88%	21.69%
Fidelity Adv Financial - CL A (incl. 5.75% sales charge)	25.24%	20.07%
S&P 500	-0.90%	19.87%
GS Financial Services	32.15%	22.78%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $22,422 - a 124.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $24,737 - a 147.37% increase.

Semiannual Report

Advisor Financial Services Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Financial - CL T	17.45%	32.59%	135.35%
Fidelity Adv Financial - CL T (incl. 3.50% sales charge)	13.33%	27.95%	127.11%
S&P 500	-3.98%	-0.90%	122.57%
GS Financial Services	17.94%	32.15%	147.37%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 230 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Financial - CL T	32.59%	21.40%
Fidelity Adv Financial - CL T (incl. 3.50% sales charge)	27.95%	20.42%
S&P 500	-0.90%	19.87%
GS Financial Services	32.15%	22.78%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $22,711 - a 127.11% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $24,737 - a 147.37% increase.

Semiannual Report

Advisor Financial Services Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Financial - CL B	17.11%	31.88%	130.67%
Fidelity Adv Financial - CL B (incl. contingent deferred sales charge)	12.11%	26.88%	128.67%
S&P 500	-3.98%	-0.90%	122.57%
GS Financial Services	17.94%	32.15%	147.37%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 230 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Financial - CL B	31.88%	20.85%
Fidelity Adv Financial - CL B (incl. contingent deferred sales charge)	26.88%	20.61%
S&P 500	-0.90%	19.87%
GS Financial Services	32.15%	22.78%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $22,867 - a 128.67% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $24,737 - a 147.37% increase.

Semiannual Report

Advisor Financial Services Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Financial - CL C	17.11%	31.87%	130.44%
Fidelity Adv Financial - CL C (incl. contingent deferred sales charge)	16.11%	30.87%	130.44%
S&P 500	-3.98%	-0.90%	122.57%
GS Financial Services	17.94%	32.15%	147.37%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 230 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Financial - CL C	31.87%	20.82%
Fidelity Adv Financial - CL C (incl. contingent deferred sales charge)	30.87%	20.82%
S&P 500	-0.90%	19.87%
GS Financial Services	32.15%	22.78%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $23,044 - a 130.44% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $24,737 - a 147.37% increase.

Semiannual Report

Advisor Financial Services Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
James Catudal, Portfolio Manager of Fidelity Advisor Financial Services Fund

Q. How did the fund perform, Jim?

A. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 17.55%, 17.45%, 17.11% and 17.11%, respectively. During the same period, the Goldman Sachs Financial Services Index, an index of 230 stocks designed to measure the performance of companies in the financial services sector, had a return of 17.94%, while the Standard & Poor's 500 Index returned -3.98%. For the 12-month period that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 32.88%, 32.59%, 31.88% and 31.87%, respectively, while the Goldman Sachs index returned 32.15% and the S&P 500 index returned -0.90%.

A. For the six months that ended January 31, 2001, the fund's Institutional Class shares had a total return of 17.80%. During the same period, the Goldman Sachs Financial Services Index, an index of 230 stocks designed to measure the performance of companies in the financial services sector, had a return of 17.94%, while the Standard & Poor's 500 Index returned -3.98%. For the 12-month period that ended January 31, 2001, the fund's Institutional Class shares had a total return of 33.39%, while the Goldman Sachs index returned 32.15% and the S&P 500 index returned -0.90%.

Q. What factors influenced the performance of financial services stocks during the six-month period?

A. The most significant factor was the general expectation that the Federal Reserve Board would reduce short-term interest rates. Falling interest rates are generally favorable for financial services stocks. Most stocks in the sector rallied ahead of the Fed's action, which fulfilled expectations by reducing rates twice in January 2001 by a total of 1.00%, or 100 basis points. In addition, the industry's stocks benefited from a rotation of assets away from the high-priced technology stocks and into sectors such as financial services that were more reasonably priced. Not all the trends were favorable, though. As the economy slowed during the period, many investors became concerned that the quality of bank loans would deteriorate. However, even though the fundamental characteristics of banks, such as earnings growth and quality of loans, were not improving, many stocks still performed well because of the expectation of lower interest rates.

Q. What were your principal strategies?

A. In general, I had a positive outlook on government-sponsored enterprises and consumer finance companies. I had a neutral view of brokerage companies, and I had a negative outlook on regional banks because of my concern about deteriorating credit quality. I favored insurance stocks because of the improving fundamentals of the entire sector, especially commercial property and casualty companies that gained greater power to raise premiums. Government-sponsored mortgage institutions, such as Fannie Mae and Freddie Mac, represented good value. Their stock prices had been hurt earlier in the year because of political controversies over issues such as the implied government guarantee on their debt securities. As these controversies faded and interest rates came down, the government-sponsored entities became the strongest performers in the financial services industry. I also overweighted consumer finance companies such as Household International, MBNA and Capital One because they had had better fundamental outlooks than regional banks. Despite the diversity of their business operations, regional banks had difficulty establishing dominant competitive positions in any of their business lines.

Q. What were some of the investments that either helped performance or detracted from returns?

A. Fannie Mae and Freddie Mac both performed very well for the fund. The stock of J.P. Morgan Chase - the entity resulting from the merger of J.P. Morgan, a major investment bank, and Chase Manhattan Bank - moved up nicely after a period of underperformance. Bank of America's stock also recovered after it had become undervalued. Two disappointing performers were Charles Schwab and American Express. The economic slowdown and weakness in the stock market slowed the growth of sales and assets for Schwab, a major brokerage, and had a negative impact on American Express' asset management business.

Q. What is your outlook for financial services stocks?

A. I see both positive and negative factors that can influence these stocks. On the positive side, the recent interest-rate cuts by the Fed should help financial services companies in general. On the negative side, the economy has slowed and the credit quality of many loans has deteriorated, posing risks for financial services companies such as banks with large loan portfolios. These risks could only worsen if the economy were to slip into a recession. However, I believe a prolonged recession is becoming less likely because of the Fed's actions and because of the increasing prospect of a federal tax cut. If we do avoid a recession, I think financial services stocks should perform well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Semiannual Report

Advisor Financial Services Fund
Fund Talk: The Manager's Overview - continued

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$760 million

Manager: James Catudal, since 2000; joined Fidelity in 1997

3

Financial Services

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Citigroup, Inc.	6.1
J.P. Morgan Chase & Co.	5.8
Fannie Mae	4.4
Morgan Stanley Dean Witter & Co.	4.2
Bank of America Corp.	4.0
Wells Fargo & Co.	3.6
American International Group, Inc.	3.3
American Express Co.	3.1
Freddie Mac	2.9
Washington Mutual, Inc.	2.4
39.8
Top Industries as of January 31, 2001
% of fund's net assets
Banks	27.4%
Insurance	24.0%
Securities Industry	13.8%
Credit & Other Finance	12.5%
Federal Sponsored Credit	7.9%
All Others*	14.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2001 (Unaudited)

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1)
BANKS - 27.4%
Bank of America Corp.	566,004	$ 30,462,335
Bank of New York Co., Inc.	132,760	7,265,955
Bank One Corp.	148,782	5,832,254
Banknorth Group, Inc.	15,000	297,188
Canadian Imperial Bank of Commerce	33,000	1,157,620
Capital One Financial Corp.	10,000	630,200
Comerica, Inc.	27,450	1,655,235
Fifth Third Bancorp	42,500	2,518,125
First Union Corp.	69,871	2,370,723
Firstar Corp.	313,550	7,399,780
FleetBoston Financial Corp.	200,676	8,697,298
J.P. Morgan Chase & Co.	802,790	44,145,422
M&T Bank Corp.	24,000	1,639,200
Marshall & Ilsley Corp.	49,000	2,660,210
Mellon Financial Corp.	140,000	6,524,000
Northern Trust Corp.	1,000	77,000
Pacific Century Financial Corp.	20,000	394,200
PNC Financial Services Group, Inc.	128,600	9,518,972
Royal Bank of Canada	100,000	3,216,335
Silicon Valley Bancshares (a)	10,000	325,000
SouthTrust Corp.	60,000	2,662,500
State Street Corp.	86,000	9,711,980
Summit Bancorp	140,000	6,123,600
SunTrust Banks, Inc.	90,400	6,047,760
Synovus Finanical Corp.	45,000	1,245,150
Toronto Dominion Bank	109,000	3,211,230
U.S. Bancorp	218,850	6,467,018
UnionBanCal Corp.	41,252	1,230,960
Wachovia Corp.	80,605	5,477,110
Wells Fargo & Co.	535,300	27,573,303
Wilmington Trust Corp.	30,000	1,777,800
TOTAL BANKS		208,315,463
CREDIT & OTHER FINANCE - 12.5%
American Express Co.	504,200	23,747,820
AmeriCredit Corp. (a)	25,000	883,750
CIT Group, Inc. Class A	60,000	1,409,400
Citigroup, Inc.	823,669	46,100,749
Countrywide Credit Industries, Inc.	40,229	1,939,440
Household International, Inc.	225,057	12,936,276
Indymac Bancorp, Inc. (a)	19,800	497,376
MBNA Corp.	189,250	6,848,958
NextCard, Inc. (a)	25,000	285,938
Providian Financial Corp.	214	12,487
TOTAL CREDIT & OTHER FINANCE		94,662,194
FEDERAL SPONSORED CREDIT - 7.9%
Fannie Mae	451,735	33,509,702

	Shares	Value (Note 1)
Freddie Mac	359,720	$ 21,942,920
USA Education, Inc.	77,000	4,837,910
TOTAL FEDERAL SPONSORED CREDIT		60,290,532
HOLDING COMPANIES - 0.1%
Leucadia National Corp.	25,000	833,750
INSURANCE - 24.0%
ACE Ltd.	175,000	6,475,000
AFLAC, Inc.	134,400	7,926,912
Allmerica Financial Corp.	45,400	2,630,930
Allstate Corp.	125,000	4,860,000
AMBAC Financial Group, Inc.	72,650	4,047,332
American General Corp.	57,500	4,375,750
American International Group, Inc.	299,325	25,448,612
Aon Corp.	50,000	1,757,500
Arthur J. Gallagher & Co.	28,000	724,360
AXA SA de CV sponsored ADR	61,815	4,249,781
Berkshire Hathaway, Inc.:
Class A (a)	220	15,048,000
Class B (a)	6,224	14,004,000
Commerce Group, Inc.	6,000	156,600
Conseco, Inc.	110,700	1,868,616
E.W. Blanch Holdings, Inc.	20,000	260,000
Everest Re Group Ltd.	50,000	2,870,000
Fidelity National Financial, Inc.	65,000	2,161,250
Hartford Financial Services Group, Inc.	77,700	4,778,550
HCC Insurance Holdings, Inc.	33,400	751,500
ING Groep NV sponsored ADR	25,000	1,913,750
Jefferson-Pilot Corp.	40,000	2,644,000
John Hancock Financial Services, Inc.	127,100	4,429,435
Liberty Financial Companies, Inc.	15,000	679,350
Lincoln National Corp.	50,000	2,242,500
Loews Corp.	20,000	1,944,000
Marsh & McLennan Companies, Inc.	104,950	11,350,343
MBIA, Inc.	17,200	1,232,896
MetLife, Inc.	150,000	4,923,000
Nationwide Financial Services, Inc. Class A	13,300	566,580
PartnerRe Ltd.	41,600	2,040,064
PMI Group, Inc.	6,750	381,308
Progressive Corp.	1,000	93,950
Protective Life Corp.	44,000	1,293,600
Reinsurance Group of America, Inc.	75,000	2,568,750
RenaissanceRe Holdings Ltd.	58,400	4,388,760
Royal & Sun Alliance Insurance Group PLC	150,000	1,155,333
SAFECO Corp.	40,000	1,000,000
Sun Life Financial Services Canada, Inc.	300,000	7,026,558
The Chubb Corp.	124,500	8,964,000
The St. Paul Companies, Inc.	105,000	5,042,100
Torchmark Corp.	20,000	693,800
UICI (a)	30,000	247,500
UnumProvident Corp.	50,000	1,461,000
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
XL Capital Ltd. Class A	105,000	$ 7,788,900
Zurich Financial Services Group AG	3,000	1,733,839
TOTAL INSURANCE		182,200,009
LODGING & GAMING - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	27,400	1,054,900
RAILROADS - 0.0%
Kansas City Southern Industries, Inc.	20,500	258,915
REAL ESTATE - 0.1%
Catellus Development Corp. (a)	32,000	514,560
REAL ESTATE INVESTMENT TRUSTS - 2.5%
Apartment Investment & Management Co. Class A	47,400	2,185,140
Archstone Communities Trust	50,000	1,255,000
Arden Realty Group, Inc.	20,000	480,000
AvalonBay Communities, Inc.	15,000	728,850
BRE Properties, Inc. Class A	15,000	448,800
CenterPoint Properties Trust	15,000	690,300
Cousins Properties, Inc.	14,743	398,798
Crescent Real Estate Equities Co.	56,100	1,260,567
Duke-Weeks Realty Corp.	68,500	1,711,130
Equity Office Properties Trust	63,900	1,948,950
Equity Residential Properties Trust (SBI)	53,000	2,776,140
Host Marriott Corp.	50,000	671,000
Kimco Realty Corp.	14,100	619,695
Prentiss Properties Trust (SBI)	25,000	620,500
ProLogis Trust	80,700	1,803,645
Public Storage, Inc.	37,500	975,000
Vornado Realty Trust	10,000	364,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		18,937,515
SAVINGS & LOANS - 4.0%
Astoria Financial Corp.	40,000	2,087,500
Bank United Corp. Class A	5,000	312,813
Charter One Financial, Inc.	36,975	1,044,174
Dime Bancorp, Inc.	20,000	553,800
Dime Bancorp, Inc. warrants 12/31/49 (a)	20,000	5,000
Golden State Bancorp, Inc.	40,000	1,080,000
Golden West Financial Corp.	48,200	2,580,628
TCF Financial Corp.	81,200	3,211,460
Washington Federal, Inc.	37,000	1,031,375
Washington Mutual, Inc.	384,220	18,538,615
TOTAL SAVINGS & LOANS		30,445,365
SECURITIES INDUSTRY - 13.8%
A.G. Edwards, Inc.	35,000	1,647,100
Affiliated Managers Group, Inc. (a)	5,000	307,500

	Shares	Value (Note 1)
Alleghany Corp.	5,000	$ 1,025,600
Ameritrade Holding Corp. Class A (a)	47,000	481,750
Bear Stearns Companies, Inc.	625	38,563
Charles Schwab Corp.	506,326	13,372,070
CSFBdirect (a)	30,000	144,300
Eaton Vance Corp. (non-vtg.)	30,000	912,000
Federated Investors, Inc. Class B (non-vtg.)	35,000	1,015,000
Franklin Resources, Inc.	67,000	3,132,920
Goldman Sachs Group, Inc.	118,600	13,490,750
Knight Trading Group, Inc. (a)	84,700	1,979,863
Legg Mason, Inc.	20,000	1,105,400
Lehman Brothers Holdings, Inc.	108,600	8,935,608
Mackenzie Financial Corp.	55,000	1,066,162
Merrill Lynch & Co., Inc.	190,600	13,818,500
Morgan Stanley Dean Witter & Co.	372,800	31,594,800
Neuberger Berman, Inc.	5,000	398,750
Stilwell Financial, Inc.	93,200	4,050,472
T. Rowe Price Group, Inc.	31,900	1,244,100
TD Waterhouse Group, Inc. (a)	26,000	422,240
UBS AG (NY Shares)	7,378	1,303,324
Waddell & Reed Financial, Inc. Class A	104,767	3,725,515
Wit Soundview Group, Inc. (a)	10,000	50,000
TOTAL SECURITIES INDUSTRY		105,262,287
SERVICES - 0.2%
H&R Block, Inc.	33,000	1,430,550
TOTAL COMMON STOCKS (Cost $556,461,066)		704,206,040
Cash Equivalents - 8.4%

Fidelity Cash Central Fund, 6.14% (b)	60,664,362	60,664,362
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	3,186,526	3,186,526
TOTAL CASH EQUIVALENTS (Cost $63,850,888)		63,850,888
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $620,311,954)		768,056,928
NET OTHER ASSETS - (1.0)%		(7,583,197)
NET ASSETS - 100%		$ 760,473,731
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $626,426,316. Net unrealized appreciation aggregated $141,630,612, of which $153,946,686 related to appreciated investment securities and $12,316,074 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $7,462,000 of which $4,198,000 and $3,264,000 will expire on July 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $14,759,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

Financial Services

See accompanying notes which are an integral part of the financial statements.

Advisor Financial Services Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $620,311,954) - See accompanying schedule		$ 768,056,928
Receivable for investments sold		1,418,747
Receivable for fund shares sold		4,816,906
Dividends receivable		786,694
Interest receivable		313,266
Redemption fees receivable		285
Total assets		775,392,826
Liabilities
Payable for investments purchased	$ 9,614,254
Payable for fund shares redeemed	1,149,117
Accrued management fee	349,195
Distribution fees payable	440,176
Other payables and accrued expenses	179,827
Collateral on securities loaned, at value	3,186,526
Total liabilities		14,919,095
Net Assets		$ 760,473,731
Net Assets consist of:
Paid in capital		$ 628,186,921
Undistributed net investment income		216,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,672,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,743,078
Net Assets		$ 760,473,731
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,851,289 ÷ 3,608,186 shares)		$21.30
Maximum offering price per share (100/94.25 of $21.30)		$22.60
Class T: Net Asset Value and redemption price per share ($263,096,267 ÷ 12,380,638 shares)		$21.25
Maximum offering price per share (100/96.50 of $21.25)		$22.02
Class B: Net Asset Value and offering price per share ($256,523,004 ÷ 12,221,914 shares) A		$20.99
Class C: Net Asset Value and offering price per share ($144,989,024 ÷ 6,916,736 shares) A		$20.96
Institutional Class: Net Asset Value, offering price and redemption price per share ($19,014,147 ÷ 888,086 shares)		$21.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 4,763,791
Interest		1,586,711
Security lending		18,289
Total income		6,368,791
Expenses
Management fee	$ 1,754,513
Transfer agent fees	894,504
Distribution fees	2,199,724
Accounting and security lending fees	100,325
Non-interested trustees' compensation	1,035
Custodian fees and expenses	8,051
Registration fees	114,136
Audit	13,969
Legal	1,062
Miscellaneous	4,502
Total expenses before reductions	5,091,821
Expense reductions	(46,120)	5,045,701
Net investment income		1,323,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,797,084
Foreign currency transactions	(10,066)	10,787,018
Change in net unrealized appreciation (depreciation) on:
Investment securities	77,511,389
Assets and liabilities in foreign currencies	(1,562)	77,509,827
Net gain (loss)		88,296,845
Net increase (decrease) in net assets resulting from operations		$ 89,619,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income	$ 1,323,090	$ 1,683,455
Net realized gain (loss)	10,787,018	(21,291,886)
Change in net unrealized appreciation (depreciation)	77,509,827	41,704,387
Net increase (decrease) in net assets resulting from operations	89,619,935	22,095,956
Distributions to shareholders from net investment income	(2,812,353)	(642,372)
Share transactions - net increase (decrease)	201,964,286	156,543,872
Redemption fees	45,730	278,776
Total increase (decrease) in net assets	288,817,598	178,276,232
Net Assets
Beginning of period	471,656,133	293,379,901
End of period (including undistributed net investment income of $216,059 and $1,705,322, respectively)	$ 760,473,731	$ 471,656,133

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 18.29	$ 17.49	$ 18.74	$ 15.11	$ 10.00
Income from Investment Operations
Net investment income D	.09	.15	.12	.11	.06
Net realized and unrealized gain (loss)	3.11	.73	(.31)	3.80	5.06
Total from investment operations	3.20	.88	(.19)	3.91	5.12
Less Distributions
From net investment income	(.19)	(.09)	(.06)	(.06)	(.01)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.19)	(.09)	(1.07)	(.29)	(.02)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 21.30	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Total Return B, C	17.55%	5.12%	.69%	26.32%	51.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 76,851	$ 48,088	$ 27,440	$ 21,907	$ 6,275
Ratio of expenses to average net assets	1.20% A	1.25%	1.24%	1.32%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.19% A, G	1.22% G	1.23% G	1.30% G	1.73% A, G
Ratio of net investment income to average net assets	.89% A	.92%	.73%	.63%	.55% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 18.21	$ 17.42	$ 18.66	$ 15.07	$ 10.00
Income from Investment Operations
Net investment income D	.07	.12	.09	.07	.04
Net realized and unrealized gain (loss)	3.10	.71	(.30)	3.78	5.04
Total from investment operations	3.17	.83	(.21)	3.85	5.08
Less Distributions
From net investment income	(.13)	(.05)	(.03)	(.04)	(.01)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.13)	(.05)	(1.04)	(.27)	(.02)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 21.25	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Total Return B, C	17.45%	4.84%	.53%	25.96%	50.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 263,096	$ 179,862	$ 123,361	$ 118,608	$ 52,003
Ratio of expenses to average net assets	1.44% A	1.47%	1.47%	1.52%	1.94% A
Ratio of expenses to average net assets after expense reductions	1.42% A, F	1.44% F	1.46% F	1.50% F	1.91% A, F
Ratio of net investment income to average net assets	.66% A	.70%	.50%	.44%	.37% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 17.95	$ 17.21	$ 18.52	$ 15.04	$ 12.56
Income from Investment Operations
Net investment income D	.01	.03	-	(.02)	(.02)
Net realized and unrealized gain (loss)	3.06	.70	(.29)	3.76	2.50
Total from investment operations	3.07	.73	(.29)	3.74	2.48
Less Distributions
From net investment income	(.03)	-	(.02)	(.04)	-
From net realized gain	-	-	(1.01)	(.23)	-
Total distributions	(.03)	-	(1.03)	(.27)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.99	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Total Return B, C	17.11%	4.30%	.05%	25.29%	19.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 256,523	$ 150,880	$ 94,072	$ 65,926	$ 7,737
Ratio of expenses to average net assets	1.96% A	2.01%	1.99%	2.06%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.94% A, G	1.98% G	1.98% G	2.04% G	2.49% A, G
Ratio of net investment income to average net assets	.13% A	.16%	(.02)%	(.14)%	(.37)% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 17.96	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income D	.02	.03	-	(.03)
Net realized and unrealized gain (loss)	3.05	.70	(.29)	3.57
Total from investment operations	3.07	.73	(.29)	3.54
Less Distributions
From net investment income	(.07)	(.02)	(.03)	(.02)
From net realized gain	-	-	(1.01)	(.21)
Total distributions	(.07)	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 20.96	$ 17.96	$ 17.24	$ 18.56
Total Return B, C	17.11%	4.30%	.07%	23.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 144,989	$ 83,078	$ 36,552	$ 19,983
Ratio of expenses to average net assets	1.92% A	1.96%	1.95%	2.09% A,
Ratio of expenses to average net assets after expense reductions	1.90% A, F	1.93% F	1.94% F	2.07% A, F
Ratio of net investment income to average net assets	.18% A	.21%	.02%	(.22)% A
Portfolio turnover rate	64% A	73%	38%	54%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 18.39	$ 17.60	$ 18.80	$ 15.14	$ 10.00
Income from Investment Operations
Net investment income D	.12	.21	.18	.14	.10
Net realized and unrealized gain (loss)	3.14	.72	(.30)	3.79	5.06
Total from investment operations	3.26	.93	(.12)	3.93	5.16
Less Distributions
From net investment income	(.24)	(.15)	(.08)	(.05)	(.02)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.24)	(.15)	(1.09)	(.28)	(.03)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 21.41	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Total Return B, C	17.80%	5.40%	1.12%	26.39%	51.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,014	$ 9,749	$ 11,956	$ 5,270	$ 3,758
Ratio of expenses to average net assets	.88% A	.90%	.93%	1.14%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87% A, G	.87% G	.92% G	1.13% G	1.47% A, G
Ratio of net investment income to average net assets	1.21% A	1.27%	1.04%	.81%	.85% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $366,220,031 and $183,384,019, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 78,472	$ 74
Class T	541,138	64
Class B	1,005,870	754,403
Class C	574,244	376,271
	$ 2,199,724	$ 1,130,812

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested

Financial Services

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 175,454	$ 122,079
Class T	175,861	91,463
Class B	275,428	275,428 *
Class C	24,431	24,431 *
	$ 651,174	$ 513,401

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 95,507	.30 *
Class T	311,305	.29 *
Class B	315,085	.31 *
Class C	156,117	.27 *
Institutional Class	16,490	.23 *
	$ 894,504

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.,an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $33,684 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $3,205,027. The fund received cash collateral of $3,186,526 which was invested in cash equivalents, and U.S. Treasury obligations valued at $62,700.

Financial Services

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $45,574 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $546 under this arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2001	Year ended July 31, 2000
From net investment income
Class A	$ 575,190	$ 141,474
Class T	1,395,078	357,303
Class B	290,877	-
Class C	384,881	41,770
Institutional Class	166,327	101,825
Total	$ 2,812,353	$ 642,372

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	1,419,531	1,983,482	$ 28,731,683	$ 33,127,709
Reinvestment of distributions	25,885	7,540	524,854	129,104
Shares redeemed	(466,830)	(929,902)	(9,490,929)	(15,304,883)
Net increase (decrease)	978,586	1,061,120	$ 19,765,608	$ 17,951,930
Class T Shares sold	4,543,260	7,477,175	$ 92,490,631	$ 126,038,053
Reinvestment of distributions	63,254	19,181	1,279,562	327,797
Shares redeemed	(2,101,894)	(4,700,362)	(40,964,640)	(76,396,220)
Net increase (decrease)	2,504,620	2,795,994	$ 52,805,553	$ 49,969,630
Class B Shares sold	4,525,742	5,123,537	$ 90,579,168	$ 84,322,371
Reinvestment of distributions	11,856	-	236,963	-
Shares redeemed	(722,663)	(2,182,214)	(14,283,562)	(34,908,649)
Net increase (decrease)	3,814,935	2,941,323	$ 76,532,569	$ 49,413,722
Class C Shares sold	2,679,618	3,944,800	$ 53,313,247	$ 64,658,535
Reinvestment of distributions	15,218	1,942	303,732	32,872
Shares redeemed	(404,748)	(1,440,653)	(8,097,180)	(23,274,029)
Net increase (decrease)	2,290,088	2,506,089	$ 45,519,799	$ 41,417,378
Institutional Class Shares sold	433,117	523,400	$ 8,872,888	$ 8,779,263
Reinvestment of distributions	4,018	2,415	81,850	41,473
Shares redeemed	(79,136)	(675,136)	(1,613,981)	(11,029,524)
Net increase (decrease)	357,999	(149,321)	$ 7,340,757	$ (2,208,788)

Financial Services

Advisor Health Care Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Health Care - CL A	2.75%	15.67%	153.22%
Fidelity Adv Health Care - CL A (incl. 5.75% sales charge)	-3.16%	9.02%	138.66%
S&P 500	-3.98%	-0.90%	122.57%
GS Health Care	5.67%	21.66%	167.21%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Health Care - CL A	15.67%	23.43%
Fidelity Adv Health Care - CL A (incl. 5.75% sales charge)	9.02%	21.78%
S&P 500	-0.90%	19.87%
GS Health Care	21.66%	24.94%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $23,866 - a 138.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $26,721 - a 167.21% increase.

Semiannual Report

Advisor Health Care Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Health Care - CL T	2.67%	15.45%	150.39%
Fidelity Adv Health Care - CL T (incl. 3.50% sales charge)	-0.92%	11.41%	141.62%
S&P 500	-3.98%	-0.90%	122.57%
GS Health Care	5.67%	21.66%	167.21%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Health Care - CL T	15.45%	23.11%
Fidelity Adv Health Care - CL T (incl. 3.50% sales charge)	11.41%	22.12%
S&P 500	-0.90%	19.87%
GS Health Care	21.66%	24.94%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $24,162 - a 141.62% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $26,721 - a 167.21% increase.

Semiannual Report

Advisor Health Care Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Health Care - CL B	2.38%	14.77%	144.90%
Fidelity Adv Health Care - CL B (incl. contingent deferred sales charge)	-2.48%	9.77%	142.90%
S&P 500	-3.98%	-0.90%	122.57%
GS Health Care	5.67%	21.66%	167.21%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Health Care - CL B	14.77%	22.50%
Fidelity Adv Health Care - CL B (incl. contingent deferred sales charge)	9.77%	22.27%
S&P 500	-0.90%	19.87%
GS Health Care	21.66%	24.94%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $24,290 - a 142.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $26,721 - a 167.21% increase.

Semiannual Report

Advisor Health Care Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Health Care - CL C	2.38%	14.83%	144.75%
Fidelity Adv Health Care - CL C (incl. contingent deferred sales charge)	1.41%	13.83%	144.75%
S&P 500	-3.98%	-0.90%	122.57%
GS Health Care	5.67%	21.66%	167.21%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Health Care - CL C	14.83%	22.48%
Fidelity Adv Health Care - CL C (incl. contingent deferred sales charge)	13.83%	22.48%
S&P 500	-0.90%	19.87%
GS Health Care	21.66%	24.94%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $24,475 - a 144.75% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $26,721 - a 167.21% increase.

Semiannual Report

Advisor Health Care Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Yolanda McGettigan,
Portfolio Manager of Fidelity Advisor Health Care Fund

Q. How did the fund perform, Yolanda?

A. For the six-month period that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 2.75%, 2.67%, 2.38% and 2.38%, respectively. These returns underperformed the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - which returned 5.67%. However, the fund outpaced the Standard & Poor's 500 Index, which fell 3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 15.67%, 15.45%, 14.77% and 14.83%, respectively. During the same period, the Goldman Sachs index returned 21.66% and the S&P 500 index returned -0.90%.

A. For the six-month period that ended January 31, 2001, the fund's Institutional Class shares returned 2.92%. This return underperformed the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - which returned 5.67%. However, the fund outpaced the Standard & Poor's 500 Index, which fell 3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned 15.97%. During the same period, the Goldman Sachs index returned 21.66% and the S&P 500 index returned -0.90%.

Q. What factors contributed to the fund's underperformance relative to the Goldman Sachs index during the past six months?

A. An overweighting in relatively poor performing biotechnology stocks and unfavorable stock selection among a couple of large-cap pharmaceutical companies were the two major factors. Biotechnology stocks suffered in part from the perception that they often move in tandem with the technology sector, which experienced a correction before the period began and another sharp sell-off in the fourth quarter of 2000. Given the faltering technology sector, investors sought the safety of companies that offered steady current earnings growth, such as large-cap pharmaceutical companies, rather than the projected earnings growth of many faster-growing, but less-profitable, biotechnology companies. Turning to large-cap pharmaceuticals, the gains made by the fund's overweighting of Bristol-Myers Squibb and Schering-Plough, both of which performed well, were more than offset by losses resulting from overweighting Eli Lilly, which fell sharply, and underweighting Merck, a strong performer. Additionally, the fund's slight overexposure to generic drug stocks that lagged the index, such as Andrx Group and Barr Laboratories, held back our relative performance.

Q. What led to your decision to underweight Merck, which stood at 6.5% of the fund's net assets at period end?

A. For most of the period, the fund had a higher weighting in Merck, but I reduced our exposure at the end of the period. Let me explain. Merck had a drug pipeline that, in my opinion, was weaker than many of its peers, including Bristol-Myers, Squibb and Eli Lilly. However, as it became clear that domestic economic growth was worsening in the fall, I added to the fund's position in Merck to take advantage of the broader short-term demand for more stable growth companies. Merck had five products on the market that were doing extremely strong business. Those five products made up nearly 60% of the company's annual sales in 2000 and I felt had the potential to drive future earnings higher. With its consistent earnings growth, Merck rallied along with many large-cap drug companies in response to the shift of assets out of technology and into more defensive areas of the market during the past six months. Near the end of the period, however, I reduced the fund's exposure to the stock in favor of drug companies that I felt had greater long-term potential.

Q. What other strategies did you pursue?

A. I opportunistically took profits in some of the fund's holdings in the hospital and health maintenance organization (HMO) areas, such as Trigon Healthcare, which I sold off entirely, and Wellpoint Health Networks, after the valuations of these stocks hit their historic highs. These stocks had benefited from the approval in December of new legislation by Congress that would raise payments to hospitals and HMOs, and from growing patient admission rates.

Q. What stocks stood out as top performers? Which disappointed?

A. Bristol-Myers Squibb, the fund's largest holding, was our top contributor. Investors rewarded the company for a successful reorganization, which included the divestiture of its Clairol beauty products unit and its Zimmer orthopedics division, to focus more on the higher profit margin prescription drug business. In terms of disappointments, another one of the fund's largest holdings, Eli Lilly, proved to be the biggest detractor. The drug manufacturer's stock fell sharply in the third quarter of 2000 after an appeals court stripped away nearly three years of patent protection from its flagship product, Prozac, an antidepressant.

Q. What's your outlook for the health care sector, Yolanda?

A. In 2001, I expect to see a deceleration in earnings growth for the pharmaceutical industry, down to roughly 16%, from about 19% the previous year. Despite that slower pace, I'm optimistic that health care stocks will continue to generate attractive earnings growth relative to rest of the equity market, and that the relative earnings-growth gap could even widen should the economy experience further weakness. Health care stocks are viewed as defensive in nature and typically outperform during periods of slowing economic growth and easing monetary policy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 3.

Semiannual Report

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than $1.2 billion

Manager: Yolanda McGettigan, since 2000; joined Fidelity in 1997

3

Health Care

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Bristol-Myers Squibb Co.	8.8
Pfizer, Inc.	8.2
Merck & Co., Inc.	6.5
Schering-Plough Corp.	5.2
Amgen, Inc.	5.2
Eli Lilly & Co.	5.0
Johnson & Johnson	4.6
American Home Products Corp.	4.4
Medtronic, Inc.	4.1
Abbott Laboratories	3.8
55.8
Top Industries as of January 31, 2001
% of fund's net assets
Drugs & Pharmaceuticals	60.8%
Medical Equipment & Supplies	21.5%
Medical Facilities Management	3.4%
Electronic Instruments	3.0%
Chemicals & Plastics	1.7%
All Others *	9.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (Note 1)
CHEMICALS & PLASTICS - 1.7%
Pharmacia Corp.	383,600	$ 21,489,272
COMPUTER SERVICES & SOFTWARE - 0.6%
Affymetrix, Inc. (a)	31,100	2,072,038
Cybear Group (a)	24,672	14,649
IMS Health, Inc.	190,600	4,806,932
WebMD Corp. (a)	105,000	1,004,063
TOTAL COMPUTER SERVICES & SOFTWARE		7,897,682
DRUGS & PHARMACEUTICALS - 60.8%
Abgenix, Inc. (a)	241,000	10,122,000
Alkermes, Inc. (a)	262,500	6,956,250
Allergan, Inc.	153,700	12,564,975
American Home Products Corp.	950,370	56,166,867
Amgen, Inc. (a)	934,600	65,714,063
Andrx Corp. - Andrx Group (a)	126,800	8,352,950
Applera Corp. - Celera Genomics Group (a)	67,400	3,302,600
Barr Laboratories, Inc. (a)	52,900	3,869,635
Bausch & Lomb, Inc.	166,100	7,776,802
Biogen, Inc. (a)	55,600	3,586,200
Biovail Corp. (a)	59,200	2,551,928
Bristol-Myers Squibb Co.	1,793,500	110,999,708
Celgene Corp. (a)	133,300	3,699,075
Cephalon, Inc. (a)	152,119	8,898,962
COR Therapeutics, Inc. (a)	33,800	1,318,200
CV Therapeutics, Inc. (a)	11,200	458,500
Decode Genetics, Inc.	1,000	9,000
Eli Lilly & Co.	803,900	63,347,320
Enzon, Inc. (a)	30,500	1,913,875
Exelixis, Inc.	192,600	2,985,300
Forest Laboratories, Inc. (a)	94,400	6,321,024
Genentech, Inc. (a)	227,200	13,461,600
Geneva Proteomics (d)	43,000	236,500
Human Genome Sciences, Inc. (a)	241,880	14,754,680
ICOS Corp. (a)	57,100	2,919,238
IDEC Pharmaceuticals Corp. (a)	268,800	15,808,800
ImClone Systems, Inc. (a)	166,200	6,149,400
Immunex Corp. (a)	280,020	8,575,613
Inhale Therapeutic Systems, Inc. (a)	86,600	3,317,863
IVAX Corp. (a)	109,400	3,796,180
Medarex, Inc. (a)	223,900	7,304,738
Medimmune, Inc. (a)	169,900	6,753,525
Merck & Co., Inc.	1,000,800	82,245,744
Millennium Pharmaceuticals, Inc. (a)	368,500	18,471,063
Pfizer, Inc.	2,309,500	104,273,925
PRAECIS Pharmaceuticals, Inc.	43,400	1,217,913
Protein Design Labs, Inc. (a)	70,000	5,175,625
QLT, Inc. (a)	34,700	938,933
Schering-Plough Corp.	1,314,900	66,270,960

	Shares	Value (Note 1)
Sepracor, Inc. (a)	161,100	$ 10,632,600
Serono SA sponsored ADR (a)	75,500	1,482,820
SuperGen, Inc. (a)	1,300	18,038
Vertex Pharmaceuticals, Inc. (a)	181,740	12,233,374
XOMA Ltd. (a)	266,800	3,251,625
TOTAL DRUGS & PHARMACEUTICALS		770,205,991
ELECTRONIC INSTRUMENTS - 3.0%
Apogent Technologies, Inc.	112,600	2,375,860
Applera Corp. - Applied Biosystems Group	271,200	22,780,800
Beckman Coulter, Inc.	81,400	3,057,384
Waters Corp. (a)	137,400	10,103,022
TOTAL ELECTRONIC INSTRUMENTS		38,317,066
HOME FURNISHINGS - 0.3%
Hillenbrand Industries, Inc.	68,500	3,243,475
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Tyco International Ltd.	656	40,410
INSURANCE - 1.3%
CIGNA Corp.	149,100	16,572,465
MEDICAL EQUIPMENT & SUPPLIES - 21.5%
Abbott Laboratories	1,082,500	48,560,950
Allscripts Healthcare Solutions, Inc. (a)	500	3,750
AmeriSource Health Corp. Class A (a)	72,800	3,482,024
Baxter International, Inc.	114,400	10,053,472
Becton, Dickinson & Co.	181,900	6,253,722
Biomet, Inc.	244,050	8,221,434
C.R. Bard, Inc.	86,400	3,995,136
Cardinal Health, Inc.	309,606	29,505,452
DENTSPLY International, Inc.	102,000	3,525,375
Guidant Corp. (a)	311,400	15,414,300
Johnson & Johnson	628,821	58,562,100
McKesson HBOC, Inc.	353,000	11,532,510
Medtronic, Inc.	957,096	51,683,184
MiniMed, Inc. (a)	45,200	1,502,900
Novoste Corp. (a)	40,000	1,390,000
Novoste Corp. (a)(c)	12,500	434,375
Patterson Dental Co. (a)	40,800	1,234,200
Priority Healthcare Corp. Class B (a)	136,800	4,736,700
Resmed, Inc. (a)	27,100	1,138,200
St. Jude Medical, Inc. (a)	109,400	6,673,400
Stryker Corp.	69,800	3,154,960
Sybron Dental Specialties, Inc. (a)	37,533	718,757
VISX, Inc. (a)	23,400	317,538
TOTAL MEDICAL EQUIPMENT & SUPPLIES		272,094,439
MEDICAL FACILITIES MANAGEMENT - 3.4%
Express Scripts, Inc. Class A (a)	31,100	2,886,469
HCA - The Healthcare Co.	432,900	16,194,789
Common Stocks - continued
	Shares	Value (Note 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Health Management Associates, Inc. Class A (a)	244,700	$ 3,947,011
Tenet Healthcare Corp.	297,800	12,990,036
UnitedHealth Group, Inc.	5,600	315,896
Wellpoint Health Networks, Inc. (a)	66,100	6,376,667
TOTAL MEDICAL FACILITIES MANAGEMENT		42,710,868
SERVICES - 0.3%
Caremark Rx, Inc. (a)	264,000	3,326,400
SYNAVANT, Inc. (a)	9,530	59,563
TOTAL SERVICES		3,385,963
TOTAL COMMON STOCKS (Cost $998,385,341)		1,175,957,631
Cash Equivalents - 6.3%

Fidelity Cash Central Fund, 6.14% (b)	72,595,853	72,595,853
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	7,619,255	7,619,255
TOTAL CASH EQUIVALENTS (Cost $80,215,108)		80,215,108
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,078,600,449)		1,256,172,739
NET OTHER ASSETS - 0.8%		10,265,808
NET ASSETS - 100%		$ 1,266,438,547
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $434,375 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 236,500
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,086,248,173. Net unrealized appreciation aggregated $169,924,566, of which $229,385,694 related to appreciated investment securities and $59,461,128 related to depreciated investment securities.

Health Care

See accompanying notes which are an integral part of the financial statements.

Advisor Health Care Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,078,600,449) - See accompanying schedule		$ 1,256,172,739
Receivable for investments sold		52,779,545
Receivable for fund shares sold		6,567,684
Dividends receivable		1,033,957
Interest receivable		377,955
Redemption fees		2,719
Other receivables		8,181
Total assets		1,316,942,780
Liabilities
Payable for investments purchased	$ 37,225,615
Payable for fund shares redeemed	3,923,970
Accrued management fee	608,034
Distribution fees payable	762,960
Other payables and accrued expenses	364,399
Collateral on securities loaned, at value	7,619,255
Total liabilities		50,504,233
Net Assets		$ 1,266,438,547
Net Assets consist of:
Paid in capital		$ 1,090,184,695
Accumulated net investment loss		(2,436,552)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,118,633
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		177,571,771
Net Assets		$ 1,266,438,547
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,900,552 ÷ 6,642,093 shares)		$21.51
Maximum offering price per share (100/94.25 of $21.51)		$22.82
Class T: Net Asset Value and redemption price per share ($399,342,210 ÷ 18,716,750 shares)		$21.34
Maximum offering price per share (100/96.50 of $21.34)		$22.11
Class B: Net Asset Value and offering price per share ($452,167,878 ÷ 21,631,032 shares) A		$20.90
Class C: Net Asset Value and offering price per share ($229,279,272 ÷ 10,968,481 shares) A		$20.90
Institutional Class: Net Asset Value, offering price and redemption price per share ($42,748,635 ÷ 1,973,591 shares)		$21.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 5,009,029
Interest		2,523,784
Security lending		27,671
Total income		7,560,484
Expenses
Management fee	$ 3,523,185
Transfer agent fees	1,778,990
Distribution fees	4,403,642
Accounting and security lending fees	148,739
Non-interested trustees' compensation	2,184
Custodian fees and expenses	9,665
Registration fees	171,870
Audit	14,688
Legal	2,255
Miscellaneous	10,248
Total expenses before reductions	10,065,466
Expense reductions	(68,430)	9,997,036
Net investment income (loss)		(2,436,552)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,167,706
Foreign currency transactions	(2,371)	24,165,335
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,369,568)
Assets and liabilities in foreign currencies	112	(2,369,456)
Net gain (loss)		21,795,879
Net increase (decrease) in net assets resulting from operations		$ 19,359,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (2,436,552)	$ (3,053,795)
Net realized gain (loss)	24,165,335	38,609,630
Change in net unrealized appreciation (depreciation)	(2,369,456)	125,937,738
Net increase (decrease) in net assets resulting from operations	19,359,327	161,493,573
Distributions to shareholders From net investment income	-	(55,986)
From net realized gain	(58,969,087)	(13,943,374)
Total distributions	(58,969,087)	(13,999,360)
Share transactions - net increase (decrease)	246,364,214	228,829,268
Redemption fees	86,999	336,627
Total increase (decrease) in net assets	206,841,453	376,660,108
Net Assets
Beginning of period	1,059,597,094	682,936,986
End of period (including accumulated net investment loss of $2,436,552 and $0, respectively)	$ 1,266,438,547	$ 1,059,597,094

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 22.02	$ 18.52	$ 16.70	$ 14.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01	.00	(.03)	(.02)
Net realized and unrealized gain (loss)	.60	3.89	2.20	3.50	4.12
Total from investment operations	.61	3.90	2.20	3.47	4.10
Less Distributions
From net realized gain	(1.12)	(.41)	(.39)	(.88)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 21.51	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Total Return B, C	2.75%	21.44%	13.80%	26.47%	41.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 142,901	$ 108,248	$ 66,142	$ 20,902	$ 5,488
Ratio of expenses to average net assets	1.18% A	1.20%	1.23%	1.38%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.17% A, G	1.18% G	1.21%% G	1.36% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.06% A	.07%	.01%	(.18)%	(.18)% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.87	$ 18.40	$ 16.61	$ 14.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	.61	3.86	2.19	3.47	4.09
Total from investment operations	.59	3.83	2.15	3.42	4.05
Less Distributions
From net realized gain	(1.12)	(.37)	(.37)	(.87)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 21.34	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Total Return B, C	2.67%	21.16%	13.54%	26.17%	40.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 399,342	$ 361,351	$ 248,442	$ 124,652	$ 50,868
Ratio of expenses to average net assets	1.41% A	1.42%	1.46%	1.54%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.39% A, F	1.40% F	1.43% F	1.52% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.17)% A	(.15)%	(.21)%	(.31)%	(.39)% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.50	$ 18.16	$ 16.47	$ 14.01	$ 11.88
Income from Investment Operations
Net investment income (loss) D	(.08)	(.13)	(.13)	(.14)	(.05)
Net realized and unrealized gain (loss)	.60	3.80	2.17	3.45	2.18
Total from investment operations	.52	3.67	2.04	3.31	2.13
Less Distributions
From net realized gain	(1.12)	(.34)	(.36)	(.86)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.90	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Total Return B, C	2.38%	20.53%	12.96%	25.40%	17.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 452,168	$ 366,413	$ 225,441	$ 57,074	$ 6,159
Ratio of expenses to average net assets	1.93% A	1.94%	1.98%	2.13%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.92% A, G	1.93% G	1.96% G	2.12% G	2.49% A, G
Ratio of net investment income (loss) to average net assets	(.69)% A	(.68)%	(.73)%	(.95)%	(.99)% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 21.50	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) D	(.07)	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	.59	3.80	2.17	3.39
Total from investment operations	.52	3.68	2.05	3.27
Less Distributions
From net realized gain	(1.12)	(.36)	(.38)	(.63)
Redemption fees added to paid in capital	.00	.01	.01	-
Net asset value, end of period	$ 20.90	$ 21.50	$ 18.17	$ 16.49
Total Return B, C	2.38%	20.59%	13.04%	24.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 229,279	$ 183,264	$ 109,372	$ 19,154
Ratio of expenses to average net assets	1.89% A	1.91%	1.95%	2.18% A
Ratio of expenses to average net assets after expense reductions	1.88% A, F	1.89% F	1.92% F	2.17% A, F
Ratio of net investment income (loss) to average net assets	(.65)% A	(.64)%	(.70)%	(1.06)% A
Portfolio turnover rate	58% A	51%	98%	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 22.13	$ 18.59	$ 16.73	$ 14.12	$ 10.00
Income from Investment Operations
Net investment income D	.04	.07	.05	.03	.01
Net realized and unrealized gain (loss)	.61	3.90	2.21	3.47	4.11
Total from investment operations	.65	3.97	2.26	3.50	4.12
Less Distributions
From net investment income	-	(.03)	-	-	-
From net realized gain	(1.12)	(.41)	(.41)	(.90)	-
Total distributions	(1.12)	(.44)	(.41)	(.90)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 21.66	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Total Return B, C	2.92%	21.77%	14.17%	26.70%	41.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 42,749	$ 40,320	$ 33,540	$ 10,424	$ 6,875
Ratio of expenses to average net assets	.92% A	.93%	.97%	1.07%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.91% A, G	.92% G	.95% G	1.04% G	1.49% A, G
Ratio of net investment income to average net assets	.32% A	.33%	.28%	.17%	.08% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid reduction.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues)amounted to $236,500 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $493,558,083 and $340,312,001, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 162,874	$ 38
Class T	1,013,080	540
Class B	2,141,611	1,606,208
Class C	1,086,077	488,200
	$ 4,403,642	$ 2,094,986

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The

Health Care

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 288,394	$ 158,204
Class T	306,349	121,365
Class B	477,006	477,006 *
Class C	29,465	29,465 *
	$ 1,101,214	$ 786,040

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 199,043	.30 *
Class T	567,201	.28 *
Class B	656,398	.30 *
Class C	293,762	.27 *
Institutional Class	62,586	.29 *
	$ 1,778,990

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13,574 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,374,973. The fund received cash collateral of $7,619,255 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $68,181 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $87 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class C	$ 162

Health Care

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Institutional Class	$ -	$ 55,986
From net realized gain
Class A	$ 6,102,903	$ 1,513,849
Class T	19,504,180	5,017,622
Class B	20,773,902	4,390,652
Class C	10,520,624	2,255,536
Institutional Class	2,067,478	765,715
Total	$ 58,969,087	$ 13,999,360

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	2,145,293	2,976,195	$ 48,378,490	$ 57,995,930
Reinvestment of distributions	259,620	71,818	5,677,488	1,377,514
Shares redeemed	(679,831)	(1,703,303)	(15,259,152)	(32,602,744)
Net increase (decrease)	1,725,082	1,344,710	$ 38,796,826	$ 26,770,700
Class T Shares sold	4,046,308	8,817,982	$ 90,664,831	$ 171,795,235
Reinvestment of distributions	847,923	246,626	18,379,457	4,708,078
Shares redeemed	(2,701,750)	(6,044,271)	(59,342,900)	(113,414,865)
Net increase (decrease)	2,192,481	3,020,337	$ 49,701,388	$ 63,088,448
Class B Shares sold	5,243,747	8,402,675	$ 115,229,647	$ 159,912,025
Reinvestment of distributions	824,050	198,004	17,549,824	3,734,363
Shares redeemed	(1,477,970)	(3,973,722)	(32,056,745)	(73,965,867)
Net increase (decrease)	4,589,827	4,626,957	$ 100,722,726	$ 89,680,521
Class C Shares sold	2,997,316	4,784,414	$ 65,756,970	$ 91,120,799
Reinvestment of distributions	373,717	83,910	7,961,665	1,581,712
Shares redeemed	(927,362)	(2,361,733)	(20,090,823)	(44,212,557)
Net increase (decrease)	2,443,671	2,506,591	$ 53,627,812	$ 48,489,954
Institutional Class Shares sold	478,268	1,215,089	$ 10,806,983	$ 23,709,203
Reinvestment of distributions	66,317	30,625	1,456,998	588,917
Shares redeemed	(392,782)	(1,227,964)	(8,748,519)	(23,498,475)
Net increase (decrease)	151,803	17,750	$ 3,515,462	$ 799,645

Health Care

Advisor Natural Resources Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL A	14.16%	28.11%	73.22%	291.66%
Fidelity Adv Natural - CL A (incl. 5.75% sales charge)	7.60%	20.74%	63.26%	269.14%
S&P 500	-3.98%	-0.90%	132.30%	396.06%
GS Natural Resources	11.47%	17.62%	n/a *	n/a *

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL A	28.11%	11.61%	14.63%
Fidelity Adv Natural - CL A (incl. 5.75% sales charge)	20.74%	10.30%	13.95%
S&P 500	-0.90%	18.36%	17.37%
GS Natural Resources	17.62%	n/a *	n/a *

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class A on January 31, 1991, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $36,914 - a 269.14% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,606 - a 396.06% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Semiannual Report

Advisor Natural Resources Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL T	13.99%	27.79%	72.51%	290.07%
Fidelity Adv Natural - CL T (incl. 3.50% sales charge)	10.00%	23.32%	66.47%	276.41%
S&P 500	-3.98%	-0.90%	132.30%	396.06%
GS Natural Resources	11.47%	17.62%	n/a *	n/a *

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL T	27.79%	11.52%	14.58%
Fidelity Adv Natural - CL T (incl. 3.50% sales charge)	23.32%	10.73%	14.17%
S&P 500	-0.90%	18.36%	17.37%
GS Natural Resources	17.62%	n/a *	n/a *

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class T on January 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $37,641 - a 276.41% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,606 - a 396.06% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Semiannual Report

Advisor Natural Resources Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year, past five years and 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL B	13.68%	27.11%	67.58%	277.67%
Fidelity Adv Natural - CL B (incl. contingent deferred sales charge)	8.68%	22.11%	65.58%	277.67%
S&P 500	-3.98%	-0.90%	132.30%	396.06%
GS Natural Resources	11.47%	17.62%	n/a *	n/a *

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL B	27.11%	10.88%	14.21%
Fidelity Adv Natural - CL B (incl. contingent deferred sales charge)	22.11%	10.61%	14.21%
S&P 500	-0.90%	18.36%	17.37%
GS Natural Resources	17.62%	n/a *	n/a *

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class B on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $37,767 - a 277.67% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,606 - a 396.06% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Semiannual Report

Advisor Natural Resources Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL C	13.71%	27.12%	67.23%	276.90%
Fidelity Adv Natural - CL C (incl. contingent deferred sales charge)	12.71%	26.12%	67.23%	276.90%
S&P 500	-3.98%	-0.90%	132.20%	396.06%
GS Natural Resources	11.47%	17.62%	n/a *	n/a *

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - CL C	27.12%	10.83%	14.19%
Fidelity Adv Natural - CL C (incl. contingent deferred sales charge)	26.12%	10.83%	14.19%
S&P 500	-0.90%	18.36%	17.37%
GS Natural Resources	17.62%	n/a *	n/a *

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class C on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $37,690 - a 276.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,606 - a 396.06% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Semiannual Report

Advisor Natural Resources Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Scott Offen, Portfolio Manager of Fidelity Advisor Natural Resources Fund

Q. Scott, how did the fund perform during the past six months?

A. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 14.16%, 13.99%, 13.68% and 13.71%, respectively. To compare, the Goldman Sachs Natural Resources Index - an index of 114 stocks designed to measure the performance of companies in the natural resources sector - returned 11.47%, and the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 28.11%, 27.79%, 27.11% and 27.12%, respectively, while the Goldman Sachs index returned 17.62% and the S&P 500 returned -0.90%.

A. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned 14.29%. To compare, the Goldman Sachs Natural Resources Index - an index of 114 stocks designed to measure the performance of companies in the natural resources sector - returned 11.47%, and the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned 28.49%, while the Goldman Sachs index returned 17.62% and the S&P 500 returned -0.90%.

Q. Why did the natural resources sector perform so much better than the overall market, as measured by the S&P 500?

A. On the energy side, OPEC - the Organization of Petroleum Exporting Countries - succeeded in implementing production cuts at a time when oil prices remained relatively high. Energy companies overall benefited from the belief that OPEC had finally coordinated better management of oil prices, while energy services firms profited from continued strong drilling activity. A very tight supply of natural gas caused a threefold increase in the price of this commodity from the prior year, aiding the performance of companies involved in natural gas extraction or distribution. The other natural resources industries - including non-ferrous metals and paper and forest products - tend to be economically sensitive. Stocks within these industries rose as investors became heartened that cuts in short-term interest rates implemented by the Federal Reserve Board would help stimulate economic growth.

Q. What helped the fund perform better than the Goldman Sachs index during the six-month period?

A. For the most part, the fund's performance was helped by its industry weightings relative to the index. An overweighted position in strong-performing energy services stocks certainly added to performance, as drilling activity remained strong due to a need to increase capacity worldwide. Higher oil prices encouraged oil companies to increase capital spending on drilling, exploration and production. I also overweighted paper and forest products, which helped performance as share prices in this industry rebounded from low levels in response to Fed rate cuts. Stock selection within the integrated oil companies also aided performance, as company-specific events helped certain stocks perform better than others.

Q. Which stocks performed well? Which disappointed?

A. Alcoa performed well for the fund, for a rather interesting reason. As I mentioned, natural gas prices were on the rise, which in turn led to higher electricity prices since many electric plants are gas-powered. Many aluminum companies, including Alcoa, found it more profitable to shut down some of their capacity and sell the electricity they would ordinarily use for production back to the market. Overall, worldwide aluminum capacity declined by about 5%. Within the U.S., it declined about 25%. This reduced capacity helped buoy aluminum prices, within an economically sensitive industry where stocks were bid up when the Fed started to cut rates. Other top performers included integrated oil companies Texaco and Chevron, which benefited from their proposed merger with one another, and Exxon Mobil, which continued to profit from the merger of its two components. Kinder Morgan was another strong performer, as higher natural gas prices helped this pipeline stock. On the down side, Williams Companies, a pipeline company, was hurt by its telecommunications subsidiary, which suffered from the general downdraft of telecom stocks. Halliburton, a diversified energy services firm, suffered from an earnings shortfall due the company's restructuring of its engineering and construction businesses.

Q. What is your outlook?

A. I plan on taking a cautious approach, as there are countervailing forces that could lead to some uncertainty within the natural resources sector. At this point, supply is not a problem; there are plenty of natural resources available. What remains in question is the amount of demand. The main wild card at this point is the strength of the economy. Will growth remain strong enough to sustain and encourage demand? It is unclear. Another question is OPEC's ability to maintain control of production levels and, therefore, oil prices. Currently, oil prices are at historically high levels. Typically, when prices are this high, consumers alter their behavior, choosing to use less energy. Softening demand would change the prospects of the oil industry. Again, much will depend on where the economy goes from here.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Semiannual Report

Fund Facts

Start date: December 29, 1987

Size: as of January 31, 2001, more than $380 million

Manager: Scott Offen, since 1999; joined Fidelity in 1985

3

Natural Resources

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
BP Amoco PLC sponsored ADR	7.7
Royal Dutch Petroleum Co. (NY Shares)	7.5
Enron Corp.	6.6
Chevron Corp.	6.5
Schlumberger Ltd. (NY Shares)	4.6
Alcoa, Inc.	3.9
Texaco, Inc.	3.8
Exxon Mobil Corp.	3.1
Conoco, Inc. Class B	2.7
International Paper Co.	2.2
48.6
Top Industries as of January 31, 2001
% of fund's net assets
Oil & Gas	47.2%
Energy Services	19.1%
Gas	11.0%
Paper & Forest Products	7.5%
Metals & Mining	6.7%
All Others *	8.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (Note 1)
CHEMICALS & PLASTICS - 0.6%
Georgia Gulf Corp.	20,200	$ 343,198
Lyondell Chemical Co.	34,300	557,375
Millennium Chemicals, Inc.	31,500	531,405
PolyOne Corp.	20,900	171,380
Solutia, Inc.	64,900	815,144
TOTAL CHEMICALS & PLASTICS		2,418,502
ENERGY SERVICES - 19.1%
Atwood Oceanics, Inc. (a)	17,200	724,292
Baker Hughes, Inc.	131,750	5,447,863
BJ Services Co. (a)	64,000	5,009,920
Cal Dive International, Inc. (a)	46,400	1,122,300
Coflexip SA sponsored ADR	5,900	426,275
Diamond Offshore Drilling, Inc.	31,800	1,287,582
ENSCO International, Inc.	49,900	1,798,895
Global Industries Ltd. (a)	69,000	901,313
Global Marine, Inc. (a)	108,200	3,110,750
Grey Wolf, Inc. (a)	92,400	568,260
Halliburton Co.	79,400	3,270,486
Hanover Compressor Co. (a)	200	7,674
Helmerich & Payne, Inc.	19,300	922,733
Marine Drilling Companies, Inc. (a)	23,950	706,525
McDermott International, Inc.	100	1,410
Nabors Industries, Inc. (a)	78,600	4,638,186
Noble Drilling Corp. (a)	67,400	3,041,088
Oceaneering International, Inc. (a)	22,100	415,480
Precision Drilling Corp. (a)	58,600	2,199,553
Pride International, Inc. (a)	26,900	661,740
R&B Falcon Corp. (a)	15,000	336,000
Rowan Companies, Inc. (a)	54,000	1,474,200
Santa Fe International Corp.	57,000	1,932,300
Schlumberger Ltd. (NY Shares)	227,800	17,495,040
Smith International, Inc. (a)	25,700	1,955,770
Superior Energy Services, Inc. (a)	1,500	15,656
Tidewater, Inc.	20,200	966,570
Transocean Sedco Forex, Inc.	113,779	5,171,256
UTI Energy Corp. (a)	7,702	254,089
Varco International, Inc. (a)	36,400	757,484
W-H Energy Services, Inc.	58,700	1,060,269
Weatherford International, Inc.	104,900	5,127,512
TOTAL ENERGY SERVICES		72,808,471
GAS - 11.0%
Dynegy, Inc. Class A	17,998	876,503
El Paso Energy Corp.	71,000	4,465,900
Enron Corp.	313,000	25,040,000
Kinder Morgan, Inc.	125,700	6,831,795
Williams Companies, Inc.	114,600	4,484,298
TOTAL GAS		41,698,496

	Shares	Value (Note 1)
IRON & STEEL - 0.3%
Nucor Corp.	31,600	$ 1,308,240
METALS & MINING - 6.7%
Alcan Aluminium Ltd.	150,700	5,442,336
Alcoa, Inc.	406,700	14,942,158
Phelps Dodge Corp.	107,800	5,001,920
TOTAL METALS & MINING		25,386,414
OIL & GAS - 47.2%
Alberta Energy Co. Ltd.	20,300	835,922
Amerada Hess Corp.	45,400	3,150,760
Anadarko Petroleum Corp.	63,681	3,623,449
Apache Corp.	20,600	1,186,560
BP Amoco PLC sponsored ADR	567,948	29,249,320
Burlington Resources, Inc.	59,200	2,504,160
Cabot Oil & Gas Corp. Class A	100	2,802
Canadian Hunter Exploration Ltd. (a)	29,400	678,794
Chevron Corp.	297,200	24,750,816
Conoco, Inc.:
Class A	270,700	7,457,785
Class B	360,102	10,154,876
Cooper Cameron Corp. (a)	43,200	2,774,736
Devon Energy Corp.	46,625	2,555,050
ENI Spa sponsored ADR	36,000	2,340,000
EOG Resources, Inc.	24,300	1,062,882
Exxon Mobil Corp.	140,680	11,838,222
Grant Prideco, Inc. (a)	102,200	2,159,486
Gulf Canada Resources Ltd. (a)	278,800	1,516,228
Louis Dreyfus Natural Gas Corp. (a)	17,000	579,700
Magnum Hunter Resources, Inc. (a)	1	12
National-Oilwell, Inc. (a)	30,500	1,112,945
Newfield Exploration Co. (a)	28,900	967,861
Noble Affiliates, Inc.	22,300	944,628
Ocean Energy, Inc.	116,000	2,019,560
Pioneer Natural Resources Co. (a)	39,600	693,000
Rio Alto Exploration Ltd. (a)	18,700	343,154
Royal Dutch Petroleum Co. (NY Shares)	471,100	28,430,885
Suncor Energy, Inc.	192,800	4,470,706
Sunoco, Inc.	69,600	2,227,200
Swift Energy Co. (a)	1	34
Talisman Energy, Inc. (a)	75,900	2,646,320
Texaco, Inc.	233,400	14,330,760
Tosco Corp.	120,300	4,064,937
TotalFinaElf SA sponsored ADR	29,200	2,146,200
Triton Energy Ltd.	13,800	336,720
Ultramar Diamond Shamrock Corp.	34,800	994,584
USX - Marathon Group	139,800	3,824,928
Valero Energy Corp.	43,400	1,499,470
Wiser Oil Co. (a)	1	6
TOTAL OIL & GAS		179,475,458
Common Stocks - continued
	Shares	Value (Note 1)
PACKAGING & CONTAINERS - 0.2%
Packaging Corp. of America	61,700	$ 869,970
PAPER & FOREST PRODUCTS - 7.5%
Boise Cascade Corp.	47,300	1,557,589
Bowater, Inc.	48,800	2,574,200
Domtar, Inc.	74,900	597,261
Georgia-Pacific Group	113,500	3,508,285
Georgia-Pacific Group - Timber Group	31,900	1,017,610
International Paper Co.	217,400	8,402,510
Kimberly-Clark Corp.	17,000	1,100,750
Mead Corp.	28,200	855,870
Rayonier, Inc.	10,100	432,987
Smurfit-Stone Container Corp. (a)	94,400	1,368,800
Temple-Inland, Inc.	14,500	739,355
Westvaco Corp.	52,100	1,400,969
Weyerhaeuser Co.	93,400	4,903,500
TOTAL PAPER & FOREST PRODUCTS		28,459,686
PRECIOUS METALS - 0.9%
Barrick Gold Corp.	158,300	2,434,815
Homestake Mining Co.	25,000	123,750
Newmont Mining Corp.	18,700	288,915
Stillwater Mining Co. (a)	15,300	599,760
TOTAL PRECIOUS METALS		3,447,240
SECURITIES INDUSTRY - 0.0%
William Multi-Tech, Inc. warrants 2/15/03 (a)(c)	1,029,000	7
SHIP BUILDING & REPAIR - 0.1%
Dril-Quip, Inc. (a)	14,100	375,624
TOTAL COMMON STOCKS (Cost $296,409,575)		356,248,108
Cash Equivalents - 7.4%

Fidelity Cash Central Fund, 6.14% (b)	26,888,226	26,888,226
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	1,300,000	1,300,000
TOTAL CASH EQUIVALENTS (Cost $28,188,226)		28,188,226
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $324,597,801)		384,436,334
NET OTHER ASSETS - (1.0)%		(3,973,825)
NET ASSETS - 100%		$ 380,462,509
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.3%
United Kingdom	7.7
Netherlands	7.5
Canada	5.6
Netherlands Antilles	4.6
Others (individually less than 1%)	1.3
100.0%
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $326,689,210. Net unrealized appreciation aggregated $57,747,124, of which $61,967,431 related to appreciated investment securities and $4,220,307 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $27,373,000 of which $21,050,000 and $6,323,000 will expire on July 31, 2007 and 2008, respectively.

Natural Resources

See accompanying notes which are an integral part of the financial statements.

Advisor Natural Resources Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $324,597,801) - See accompanying schedule		$ 384,436,334
Receivable for investments sold		2,576,082
Receivable for fund shares sold		839,248
Redemption fees receivable		397
Dividends receivable		127,771
Interest receivable		98,051
Other receivables		1,052
Total assets		388,078,935
Liabilities
Payable for investments purchased	$ 4,991,560
Payable for fund shares redeemed	902,721
Accrued management fee	179,035
Distribution fees payable	186,561
Other payables and accrued expenses	56,549
Collateral on securities loaned, at value	1,300,000
Total liabilities		7,616,426
Net Assets		$ 380,462,509
Net Assets consist of:
Paid in capital		$ 309,650,774
Distributions in excess of net investment income		(345,023)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,318,158
Net unrealized appreciation (depreciation) on investments		59,838,600
Net Assets		$ 380,462,509
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,843,953 ÷ 544,112 shares)		$27.28
Maximum offering price per share (100/94.25 of $27.28)		$28.94
Class T: Net Asset Value and redemption price per share ($268,383,023 ÷ 9,716,295 shares)		$27.62
Maximum offering price per share (100/96.50 of $27.62)		$28.62
Class B: Net Asset Value and offering price per share ($69,204,636 ÷ 2,564,732 shares) A		$26.98
Class C: Net Asset Value and offering price per share ($21,352,521 ÷ 788,195 shares) A		$27.09
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,678,376 ÷ 241,609 shares)		$27.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 2,605,329
Interest		826,899
Security lending		15,317
Total income		3,447,545
Expenses
Management fee	$ 1,042,834
Transfer agent fees	489,052
Distribution fees	1,081,790
Accounting and security lending fees	66,785
Non-interested trustees' compensation	711
Custodian fees and expenses	9,735
Registration fees	52,409
Audit	13,924
Legal	975
Miscellaneous	2,352
Total expenses before reductions	2,760,567
Expense reductions	(78,295)	2,682,272
Net investment income		765,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	40,119,737
Foreign currency transactions	(7,531)	40,112,206
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,322,768
Assets and liabilities in foreign currencies	572	4,323,340
Net gain (loss)		44,435,546
Net increase (decrease) in net assets resulting from operations		$ 45,200,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income	$ 765,273	$ 626,449
Net realized gain (loss)	40,112,206	22,175,209
Change in net unrealized appreciation (depreciation)	4,323,340	4,098,421
Net increase (decrease) in net assets resulting from operations	45,200,819	26,900,079
Distributions to shareholders From net investment income	(1,220,778)	(183,357)
In excess of net investment income	(345,023)	-
Total distributions	(1,565,801)	(183,357)
Share transactions - net increase (decrease)	12,527,180	(54,916,981)
Redemption fees	28,734	195,083
Total increase (decrease) in net assets	56,190,932	(28,005,176)
Net Assets
Beginning of period	324,271,577	352,276,753
End of period (including under (over) distribution of net investment income of $(345,023) and $455,505, respectively)	$ 380,462,509	$ 324,271,577

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F
Net asset value, beginning of period	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11	$ 23.65
Income from Investment Operations
Net investment income (loss) D	.09	.10	.07	.06	(.05)	(.00)
Net realized and unrealized gain (loss)	3.31	2.06	3.71	(3.33)	2.81	1.46
Total from investment operations	3.40	2.16	3.78	(3.27)	2.76	1.46
Less Distributions
From net investment income	(.15)	(.08)	(.04)	-	(.10)	-
In excess of net investment income	(.04)	-	-	-	(.04)	-
From net realized gain	-	-	(.71)	(3.96)	(1.57)	-
Total distributions	(.19)	(.08)	(.75)	(3.96)	(1.71)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-	-
Net asset value, end of period	$ 27.28	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11
Total Return B, C	14.16%	9.92%	21.48%	(14.61)%	11.45%	6.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,844	$ 10,381	$ 7,801	$ 6,474	$ 6,372	$ 1,609
Ratio of expenses to average net assets	1.23% A	1.26%	1.28%	1.34%	1.71% A, G	1.66% A, G
Ratio of expenses to average net assets after expense reductions	1.19% A, H	1.21% H	1.23% H	1.30% H	1.68% A, H	1.58% A, H
Ratio of net investment income (loss) to average net assets	.70% A	.43%	.38%	.28%	(.28)% A	(.01)% A
Portfolio turnover rate	145% A	90%	99%	97%	116% A	137%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F	1995 F
Net asset value, beginning of period	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.07	.06	.04	.02	(.02)	.00	(.05)
Net realized and unrealized gain (loss)	3.33	2.08	3.76	(3.34)	2.83	6.56	2.00
Total from investment operations	3.40	2.14	3.80	(3.32)	2.81	6.56	1.95
Less Distributions
From net investment income	(.10)	(.01)	(.01)	-	(.01)	-	-
In excess of net investment income	(.03)	-	-	-	(.01)	-	-
From net realized gain	-	-	(.70)	(3.92)	(1.57)	(.69)	(.26)
Total distributions	(.13)	(.01)	(.71)	(3.92)	(1.59)	(.69)	(.26)
Redemption fees added to paid in capital	.00	.01	.01	.01	-	-	-
Net asset value, end of period	$ 27.62	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25
Total Return B, C	13.99%	9.69%	21.31%	(14.69)%	11.62%	35.01%	11.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 268,383	$ 245,995	$ 283,419	$ 342,347	$ 618,083	$ 602,915	$ 272,979
Ratio of expenses to average net assets	1.41% A	1.41%	1.45%	1.43%	1.47% A	1.59%	1.86% H
Ratio of expenses to average net assets after expense reductions	1.36% A, G	1.37% G	1.40% G	1.39% G	1.44% A, G	1.56% G	1.84% G
Ratio of net investment income (loss) to average net assets	.52% A	.27%	.20%	.10%	(.12)% A	.00%	(.30)%
Portfolio turnover rate	145% A	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement the class' expense ratio would have been higher.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F	1995 I
Net asset value, beginning of period	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23	$ 18.87
Income from Investment Operations
Net investment income (loss) D	(.00)	(.06)	(.06)	(.09)	(.12)	(.15)	(.03)
Net realized and unrealized gain (loss)	3.25	2.04	3.68	(3.29)	2.80	6.49	.39
Total from investment operations	3.25	1.98	3.62	(3.38)	2.68	6.34	.36
Less Distributions
From net investment income	(.03)	-	-	-	-	-	-
In excess of net investment income	(.01)	-	-	-	-	-	-
From net realized gain	-	-	(.66)	(3.81)	(1.57)	(.69)	-
Total distributions	(.04)	-	(.66)	(3.81)	(1.57)	(.69)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-	-	-
Net asset value, end of period	$ 26.98	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23
Total Return B, C	13.68%	9.14%	20.57%	(15.12)%	11.19%	33.87%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 69,205	$ 50,685	$ 47,792	$ 44,351	$ 59,044	$ 36,106	$ 2,508
Ratio of expenses to average net assets	1.94% A	1.96%	1.99%	1.98%	2.04% A	2.28%	2.23% A, H
Ratio of expenses to average net assets after expense reductions	1.90% A, G	1.92% G	1.95% G	1.94% G	2.02% A, G	2.24% G	2.21% A, G
Ratio of net investment income (loss) to average net assets	(.01)% A	(.28)%	(.34)%	(.41)%	(.67)% A	(.68)%	(.67)% A
Portfolio turnover rate	145% A	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement the class' expense ratio would have been higher.

I For the period July 3, 1995 (commencement of sale of Class B shares) to October 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 23.88	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss) D	.00	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	3.27	2.04	3.71	(4.15)
Total from investment operations	3.27	1.99	3.66	(4.22)
Less Distributions
From net investment income	(.05)	(.04)	(.01)	-
In excess of net investment income	(.01)	-	-	-
From net realized gain	-	-	(.70)	(1.22)
Total distributions	(.06)	(.04)	(.71)	(1.22)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 27.09	$ 23.88	$ 21.92	$ 18.96
Total Return B, C	13.71%	9.15%	20.72%	(17.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,353	$ 13,741	$ 8,761	$ 2,972
Ratio of expenses to average net assets	1.91% A	1.91%	1.94%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.86% A, G	1.87% G	1.89% G	2.44% A, G
Ratio of net investment income (loss) to average net assets	.03% A	(.23)%	(.28)%	(.48)% A
Portfolio turnover rate	145% A	90%	99%	97%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F	1995 I
Net asset value, beginning of period	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27	$ 18.87
Income from Investment Operations
Net investment income D	.14	.19	.14	.13	.04	.04	(.01)
Net realized and unrealized gain (loss)	3.34	2.07	3.76	(3.35)	2.85	6.55	.41
Total from investment operations	3.48	2.26	3.90	(3.22)	2.89	6.59	.40
Less Distributions
From net investment income	(.21)	(.13)	(.07)	(.09)	(.05)	-	-
In excess of net investment income	(.06)	-	-	-	(.02)	-	-
From net realized gain	-	-	(.71)	(3.97)	(1.57)	(.69)	-
Total distributions	(.27)	(.13)	(.78)	(4.06)	(1.64)	(.69)	-
Redemption fees added to paid in capital	.00	.02	.01	.01	-	-	-
Net asset value, end of period	$ 27.64	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27
Total Return B, C	14.29%	10.31%	21.95%	(14.29)%	11.95%	35.13%	2.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,678	$ 3,470	$ 4,505	$ 3,922	$ 10,042	$ 9,860	$ 718
Ratio of expenses to average net assets	.86% A	.86%	.87%	.95%	1.08%	1.44%	1.68% A, H
Ratio of expenses to average net assets after expense reductions	.82% A, G	.82% G	.82% G	.91% G	1.06% G	1.39% G	1.66% A, G
Ratio of net investment income to average net assets	1.07% A	.82%	.78%	.55%	.24%	.17%	(.13)% A
Portfolio turnover rate	145% A	90%	99%	97%	116%	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I For the period July 3, 1995 (commencement of sales of Institutional Class shares) to October 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foriegn currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,812,425 and $248,840,887, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 16,271	$ 12
Class T	659,214	1,112
Class B	314,651	235,988
Class C	91,654	50,659
	$ 1,081,790	$ 287,771

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of

Natural Resources

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with
Affiliates - continued

Sales Load - continued

the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 32,725	$ 18,114
Class T	59,713	19,744
Class B	109,021	109,021*
Class C	10,442	10,442*
	$ 211,901	$ 157,321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,552	.33 *
Class T	344,414	.26 *
Class B	94,557	.30 *
Class C	23,797	.26 *
Institutional Class	4,732	.21 *
	$ 489,052

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $18,210 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $1,300,000. The fund received cash collateral of $1,300,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $78,295 under this arrangement.

Natural Resources

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Class A	$ 73,946	$ 28,413
Class T	1,000,763	118,452
Class B	80,088	-
Class C	33,412	16,896
Institutional Class	32,569	19,596
Total	$ 1,220,778	$ 183,357
In excess of net investment income
Class A	$ 20,899	$ -
Class T	282,841	-
Class B	22,635	-
Class C	9,443	-
Institutional Class	9,205	-
Total	$ 345,023	$ -
	$ 1,565,801	$ 183,357

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	195,948	282,058	$ 5,171,185	$ 6,719,862
Reinvestment of distributions	3,111	1,260	81,146	27,004
Shares redeemed	(86,193)	(206,971)	(2,258,138)	(4,734,234)
Net increase (decrease)	112,866	76,347	$ 2,994,193	$ 2,012,632
Class T Shares sold	960,348	2,815,789	$ 25,768,007	$ 66,391,275
Reinvestment of distributions	45,383	5,078	1,194,894	110,192
Shares redeemed	(1,391,133)	(5,482,665)	(37,198,420)	(125,788,519)
Net increase (decrease)	(385,402)	(2,661,798)	$ (10,235,519)	$ (59,287,052)
Class B Shares sold	760,381	804,593	$ 19,917,904	$ 18,850,697
Reinvestment of distributions	3,327	-	84,159	-
Shares redeemed	(331,234)	(866,266)	(8,652,338)	(19,693,340)
Net increase (decrease)	432,474	(61,673)	$ 11,349,725	$ (842,643)
Class C Shares sold	314,184	626,062	$ 8,275,252	$ 14,528,135
Reinvestment of distributions	1,271	614	32,822	13,106
Shares redeemed	(102,698)	(450,962)	(2,678,084)	(10,086,666)
Net increase (decrease)	212,757	175,714	$ 5,629,990	$ 4,454,575
Institutional Class Shares sold	130,625	90,473	$ 3,610,347	$ 2,172,120
Reinvestment of distributions	825	553	21,957	11,997
Shares redeemed	(31,871)	(151,219)	(843,513)	(3,438,610)
Net increase (decrease)	99,579	(60,193)	$ 2,788,791	$ (1,254,493)

Natural Resources

Advisor Technology Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Technology - CL A	-27.05%	-23.59%	214.75%
Fidelity Adv Technology - CL A (incl. 5.75% sales charge)	-31.25%	-27.99%	196.66%
S&P 500	-3.98%	-0.90%	122.57%
GS Technology	-28.16%	-22.88%	245.08%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Technology - CL A	-23.59%	29.66%
Fidelity Adv Technology - CL A (incl. 5.75% sales charge)	-27.99%	27.94%
S&P 500	-0.90%	19.87%
GS Technology	-22.88%	32.39%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $29,666 - a 196.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $34,508 - a 245.08% increase.

Semiannual Report

Advisor Technology Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Technology - CL T	-27.15%	-23.78%	210.92%
Fidelity Adv Technology - CL T (incl. 3.50% sales charge)	-29.70%	-26.44%	200.03%
S&P 500	-3.98%	-0.90%	122.57%
GS Technology	-28.16%	-22.88%	245.08%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Technology - CL T	-23.78%	29.30%
Fidelity Adv Technology - CL T (incl. 3.50% sales charge)	-26.44%	28.26%
S&P 500	-0.90%	19.87%
GS Technology	-22.88%	32.39%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $30,003 - a 200.03% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $34,508 - a 245.08% increase.

Semiannual Report

Advisor Technology Fund - Class B
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Technology - CL B	-27.35%	-24.20%	204.55%
Fidelity Adv Technology - CL B (incl. contingent deferred sales charge)	-30.84%	-27.84%	202.55%
S&P 500	-3.98%	-0.90%	122.57%
GS Technology	-28.16%	-22.88%	245.08%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Technology - CL B	-24.20%	28.70%
Fidelity Adv Technology - CL B (incl. contingent deferred sales charge)	-27.84%	28.51%
S&P 500	-0.90%	19.87%
GS Technology	-22.88%	32.39%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $30,255 - a 202.55% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $34,508 - a 245.08% increase.

Semiannual Report

Advisor Technology Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Technology - CL C	-27.31%	-24.14%	204.56%
Fidelity Adv Technology - CL C (incl. contingent deferred sales charge)	-28.01%	-24.87%	204.56%
S&P 500	-3.98%	-0.90%	122.57%
GS Technology	-28.16%	-22.88%	245.08%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Technology - CL C	-24.14%	28.70%
Fidelity Adv Technology - CL C (incl. contingent deferred sales charge)	-24.87%	28.70%
S&P 500	-0.90%	19.87%
GS Technology	-22.88%	32.39%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $30,456 - a 204.56% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $34,508 - a 245.08% increase.

Semiannual Report

Advisor Technology Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Larry Rakers, Portfolio Manager of Fidelity Advisor Technology Fund

Q. How did the fund perform, Larry?

A. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -27.05%, -27.15%, -27.35% and -27.31%, respectively. This performance topped the -28.16% return of the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector. During the same period, the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -23.59%, -23.78%, -24.20% and -24.14%, respectively, trailing the Goldman Sachs and S&P 500 indexes, which posted respective returns of -22.88% and -0.90%.

A. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned -26.93%, topping the -28.16% return of the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector. During the same period, the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned -23.36%, trailing the Goldman Sachs and S&P 500 indexes, which posted respective returns of -22.88% and -0.90%.

Q. What market factors weighed on the sector during the six-month period?

A. Spending on information technology (IT) is highly correlated with economic growth - or gross domestic product (GDP). During the past six months, the effects of higher interest rates, rising energy costs and stricter bank lending standards weighed heavily on consumer and business confidence, causing a dramatic decline in GDP and broad curtailment of IT spending. It's important to recognize that for every percent that GDP falls, IT spending falls almost twice as much. This is a rather unfriendly environment for tech stocks, as slowing spending tends to depress both sales and earnings, causing a drop in share prices. Because the stock market is usually predictive, the decline tends to occur earlier than the actual slowdown, as evidenced by the NASDAQ's nearly 11% decline in September. Reality struck the market hard during the fourth quarter, as weakness in the telecommunications equipment space induced a tremendous backup in inventory that proved most damaging to component makers on the optical, semiconductor and networking fronts. Eventually, the contagion spread to nearly all areas of the sector in a short time. In most cases, the magnitude of the drop was commensurate with higher valuations and growth expectations of tech stocks relative to the rest of the market.

Q. How did you manage to outperform the Goldman Sachs index facing such a stiff headwind?

A. Despite the dramatic deceleration in economic growth, companies did not cut their budgets across the board. There was still IT spending going on, but it was much more focused than in previous periods. My job was to identify where the spending was and gain exposure to it. This search involved frequently contacting chief information officers at the major companies from all sectors of the economy for further insight. The message that we got from these firms was that they were prioritizing their projects, choosing only those that were visible to the customer and would generate high returns. Getting businesses up and running on the Internet was atop the priority lists, as was tackling data storage needs and cost cutting through improvements in both supply-chain and customer-relationship management. Acting in response, the fund benefited from maintaining a positive bet on Internet infrastructure, specifically on the high-growth software and hardware names, including BEA Systems and Emulex, respectively, that benefit from the projects that are high on the IT spending list. Given the concerns about overcapacity of newly constructed communications networks, we steered clear of the component manufacturers, which helped, and instead focused on the companies with new technologies, such as Ciena, bent on solving the pressing problem of bottlenecks in the network. Corning was another optical play that worked, as did the fund's underexposure to Internet stocks. I sold off Corning prior to the close of the period.

Q. What moves didn't work out for you?

A. Not being defensive really hurt during the period. My strategy was to give shareholders an aggressive technology fund with the highest potential for growth. Not surprisingly, since the fund tended to emphasize the fastest-growing names in the sector, it gave up quite a bit in a down market. Underweighting computer services stocks hurt, as they tend to be more defensive in nature than most other tech stocks. Poor positioning among computer stocks also dragged on performance. Owning more-aggressive names, such as Sun Microsystems, at the expense of IBM, was a losing strategy for us in a period of deteriorating fundamentals for the group. Underweighting traditional software names, namely Microsoft, also backfired. Other notable laggards included networking giant Cisco and Net software provider Vignette.

Q. What's your outlook?

A. I'm currently positioning the fund for a rebound in the economy. Aggressive interest-rate action by the Federal Reserve Board in January, coupled with the prospect of federal tax cuts, suggests that the U.S. government is committed to bailing out the flailing economy. If the economy does recover sooner and stronger than anticipated and confidence is restored in the market, I expect companies will expand their IT spending, which would bode well for the fund.

Semiannual Report

Advisor Technology Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$2.7 billion

Manager: Larry Rakers, since 2000; joined Fidelity in 1993

3

Technology

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
CIENA Corp.	6.2
Microsoft Corp.	6.1
Cisco Systems, Inc.	5.7
Intel Corp.	5.0
AOL Time Warner, Inc.	4.5
EMC Corp.	4.4
Sun Microsystems, Inc.	4.2
Dell Computer Corp.	3.1
Juniper Networks, Inc.	2.8
Texas Instruments, Inc.	2.3
44.3
Top Industries as of January 31, 2001
% of fund's net assets
Computer Services & Software	30.4%
Computers & Office Equipment	20.8%
Electronics	17.5%
Communications Equipment	15.1%
Electronic Instruments	1.4%
All Others*	14.8%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value (Note 1)
ADVERTISING - 0.3%
DoubleClick, Inc. (a)	562,100	$ 8,642,288
LifeMinders, Inc. (a)	200	550
TOTAL ADVERTISING		8,642,838
CELLULAR - 1.4%
Crown Castle International Corp. (a)	105,000	2,933,438
LCC International, Inc. (a)	89,600	1,142,400
QUALCOMM, Inc. (a)	394,000	33,120,625
TOTAL CELLULAR		37,196,463
COMMUNICATIONS EQUIPMENT - 15.0%
3Com Corp.	100,000	1,075,000
American Tower Corp. Class A (a)	108,500	3,927,700
Andrew Corp. (a)	55,000	1,089,688
Avici Systems, Inc.	350,000	12,425,000
Cabletron Systems, Inc. (a)	100,000	2,060,000
CIENA Corp. (a)	1,896,600	170,812,519
Cisco Systems, Inc. (a)	4,154,200	155,522,863
Comverse Technology, Inc. (a)	177,400	20,101,638
Ditech Communications Corp. (a)	528,800	6,411,700
Jabil Circuit, Inc. (a)	345,300	13,294,050
Lucent Technologies, Inc.	1,361,538	25,324,607
OZ Optics Ltd. unit (d)	68,000	1,003,000
TOTAL COMMUNICATIONS EQUIPMENT		413,047,765
COMPUTER SERVICES & SOFTWARE - 30.2%
Adobe Systems, Inc.	32,000	1,398,000
Aether Systems, Inc. (a)	225,100	11,325,344
Affiliated Computer Services, Inc. Class A (a)	148,700	9,516,800
Allaire Corp. (a)	39,800	368,150
Amazon.com, Inc. (a)	115,200	1,994,400
Amdocs Ltd.	59,000	4,620,290
AnswerThink, Inc. (a)	181,400	1,400,181
AOL Time Warner, Inc. (a)	2,359,400	124,010,064
Ariba, Inc. (a)	231,125	8,623,852
Art Technology Group, Inc. (a)	507,700	19,292,600
BEA Systems, Inc. (a)	339,000	22,352,813
BMC Software, Inc. (a)	156,900	4,559,906
C-bridge Internet Solutions, Inc. (a)	157,900	1,046,088
Cadence Design Systems, Inc. (a)	275,300	8,118,597
Ceridian Corp. (a)	127,100	2,346,266
Check Point Software Technologies Ltd. (a)	203,100	30,972,750
CNET Networks, Inc. (a)	68,400	1,226,925
Cognizant Technology Solutions Corp. Class A (a)	254,100	12,514,425
Commerce One, Inc. (a)	155,800	4,761,638
Computer Associates International, Inc.	543,900	19,585,839
Computer Sciences Corp. (a)	95,900	6,195,140
Corillian Corp.	233,900	2,923,750

	Shares	Value (Note 1)
Critical Path, Inc. (a)	27,200	$ 295,800
Digital Insight Corp. (a)	184,000	3,266,000
DST Systems, Inc. (a)	45,300	2,695,350
Electronic Arts, Inc. (a)	95,000	4,352,188
Eprise Corp.	255,000	510,000
Exodus Communications, Inc. (a)	293,700	7,819,763
First Data Corp.	82,000	4,986,420
i2 Technologies, Inc. (a)	331,600	16,787,250
Informatica Corp.	75,000	2,315,625
Inforte Corp.	225,200	3,378,000
InfoSpace, Inc. (a)	264,200	1,395,306
Infovista SA sponsored ADR (a)	50,000	1,318,750
Integrated Measurement Systems, Inc. (a)	45,500	577,281
Interact Commerce Corp. (a)	832,100	9,699,166
Internap Network Services Corp. (a)	217,400	1,759,581
Intertrust Technologies Corp. (a)	40,000	187,500
Intuit, Inc. (a)	100,000	3,950,000
Kana Communications, Inc. (a)	96,042	702,307
Keynote Systems, Inc. (a)	25,000	381,250
Logica PLC	251,700	7,032,207
Macromedia, Inc. (a)	100,000	3,275,000
Mainspring, Inc.	424,700	1,221,013
Micromuse, Inc. (a)	121,500	9,818,719
Microsoft Corp. (a)	2,739,400	167,274,613
National Data Corp.	95,100	3,699,390
NetIQ Corp. (a)	25,000	1,962,500
Nuance Communications, Inc.	40,000	1,502,500
Numerical Technologies, Inc.	75,200	1,927,000
ONYX Software Corp.	100,000	1,600,000
Openwave Systems, Inc. (a)	590,290	40,877,583
Oracle Corp. (a)	1,309,700	38,145,013
PeopleSoft, Inc. (a)	200,000	8,200,000
Peregrine Systems, Inc. (a)	200,000	6,125,000
Proxicom, Inc. (a)	200,000	1,537,500
Rational Software Corp. (a)	150,000	7,790,625
Redback Networks, Inc. (a)	693,700	33,210,888
Scient Corp. (a)	83,100	301,238
Siebel Systems, Inc. (a)	270,000	17,904,375
SignalSoft Corp.	34,400	475,150
SilverStream Software, Inc. (a)	176,500	2,989,469
Sonus Networks, Inc.	150,000	6,881,250
SpeechWorks International, Inc.	50,000	1,584,375
StorageNetworks, Inc.	32,200	899,588
Support.com, Inc.	220,800	3,339,600
Sybase, Inc. (a)	50,000	1,262,500
Synopsys, Inc. (a)	317,400	16,504,800
Technology Solutions, Inc.	750,000	2,484,375
The BISYS Group, Inc. (a)	114,800	5,194,700
Tumbleweed Communications Corp. (a)	75,300	442,388
VeriSign, Inc. (a)	118,300	8,695,050
VERITAS Software Corp. (a)	254,920	24,185,535
Vignette Corp. (a)	2,570,200	21,364,788
Vitria Technology, Inc. (a)	105,094	860,457
Common Stocks - continued
	Shares	Value (Note 1)
COMPUTER SERVICES & SOFTWARE - CONTINUED
webMethods, Inc.	103,400	$ 8,879,475
Yahoo!, Inc. (a)	192,200	7,171,463
TOTAL COMPUTER SERVICES & SOFTWARE		832,151,482
COMPUTERS & OFFICE EQUIPMENT - 20.8%
Apple Computer, Inc. (a)	81,400	1,760,275
Avocent Corp. (a)	95,000	2,945,000
Brocade Communications Systems, Inc. (a)	185,800	16,780,063
CacheFlow, Inc. (a)	43,900	790,200
CDW Computer Centers, Inc. (a)	75,000	2,962,500
Compaq Computer Corp.	668,300	15,845,393
Dell Computer Corp. (a)	3,252,800	84,979,400
EMC Corp.	1,603,200	121,827,168
Emulex Corp. (a)	215,900	20,078,700
Extreme Networks, Inc. (a)	70,000	3,333,750
Gateway, Inc. (a)	214,800	4,562,352
Hewlett-Packard Co.	191,600	7,039,384
Insight Enterprises, Inc. (a)	15,000	443,438
International Business Machines Corp.	295,600	33,107,200
Juniper Networks, Inc. (a)	725,000	76,804,688
Lexmark International, Inc. Class A (a)	295,600	16,997,000
Maxtor Corp. (a)	300,000	2,278,125
Network Appliance, Inc. (a)	477,200	25,589,850
Quantum Corp. - Hard Disk Drive Group (a)	451,400	5,105,334
RadiSys Corp.	12,600	346,500
SanDisk Corp. (a)	1,700	54,294
SCI Systems, Inc. (a)	126,300	3,561,660
Sun Microsystems, Inc. (a)	3,800,000	116,137,500
Symbol Technologies, Inc.	175,000	8,277,500
Western Digital Corp. (a)	185,000	976,800
TOTAL COMPUTERS & OFFICE EQUIPMENT		572,584,074
ELECTRICAL EQUIPMENT - 0.2%
Cymer, Inc. (a)	30,000	1,031,250
Pinnacle Systems, Inc. (a)	230,200	2,150,931
Research in Motion Ltd.	40,000	2,669,158
TOTAL ELECTRICAL EQUIPMENT		5,851,339
ELECTRONIC INSTRUMENTS - 1.4%
Agilent Technologies, Inc. (a)	100	5,455
Applied Materials, Inc. (a)	107,500	5,408,594
ASM Lithography Holding NV (a)	270,000	7,695,000
Cohu, Inc.	34,250	646,469
KLA-Tencor Corp. (a)	257,000	11,789,875
LAM Research Corp. (a)	132,500	3,502,969
LTX Corp. (a)	114,900	2,089,744
Novellus Systems, Inc. (a)	33,000	1,596,375

	Shares	Value (Note 1)
Tektronix, Inc.	100,000	$ 3,850,000
Teradyne, Inc. (a)	47,700	2,090,214
TOTAL ELECTRONIC INSTRUMENTS		38,674,695
ELECTRONICS - 17.5%
Advanced Energy Industries, Inc. (a)	94,200	2,890,763
Amkor Technology, Inc. (a)	40,000	910,000
Analog Devices, Inc. (a)	207,200	12,970,720
Applied Micro Circuits Corp. (a)	273,200	20,080,200
Avnet, Inc.	167,000	4,590,830
Benchmark Electronics, Inc. (a)	118,700	3,443,487
Broadcom Corp. Class A (a)	48,200	5,298,988
C-Mac Industries, Inc. (a)	120,000	6,345,923
Celestica, Inc. (sub. vtg.) (a)	90,000	6,065,661
Centillium Communications, Inc.	132,600	6,439,388
Conexant Systems, Inc. (a)	63,300	1,143,356
Cree, Inc. (a)	83,100	2,866,950
Cypress Semiconductor Corp. (a)	73,500	2,008,755
Fairchild Semiconductor International, Inc. Class A (a)	143,400	2,638,560
Flextronics International Ltd. (a)	563,900	21,498,688
Integrated Device Technology, Inc. (a)	67,600	3,307,119
Intel Corp.	3,728,000	137,936,000
Intersil Holding Corp. Class A	192,500	5,702,813
Lattice Semiconductor Corp. (a)	118,400	3,071,000
Linear Technology Corp.	140,300	8,786,288
Marvell Technology Group Ltd.	114,300	4,514,850
Maxim Integrated Products, Inc. (a)	145,800	8,902,913
Micrel, Inc. (a)	94,000	4,324,000
Microchip Technology, Inc. (a)	56,400	1,695,525
Micron Technology, Inc. (a)	736,700	33,718,759
NVIDIA Corp. (a)	291,800	15,064,175
Plexus Corp. (a)	35,300	1,656,894
PMC-Sierra, Inc. (a)	97,100	7,337,119
Power-One, Inc. (a)	150,000	7,059,375
QLogic Corp. (a)	28,600	2,516,800
Rambus, Inc. (a)	79,500	3,925,313
RF Micro Devices, Inc. (a)	320,100	6,922,163
Sanmina Corp. (a)	586,000	28,494,250
Semtech Corp. (a)	102,800	2,968,350
Solectron Corp. (a)	205,700	8,197,145
Texas Instruments, Inc.	1,466,900	64,250,220
Transmeta Corp.	80,400	2,316,525
Virage Logic Corp.	150,000	1,912,500
Vishay Intertechnology, Inc. (a)	70,900	1,545,620
Vitesse Semiconductor Corp. (a)	36,900	2,622,206
Xilinx, Inc. (a)	236,160	12,752,640
TOTAL ELECTRONICS		480,692,831
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Asyst Technologies, Inc. (a)	75,000	1,340,625
Mattson Technology, Inc. (a)	140,000	2,231,250
PRI Automation, Inc. (a)	38,800	1,261,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Varian Semiconductor Equipment Associates, Inc. (a)	58,000	$ 1,798,000
Veeco Instruments, Inc. (a)	24,200	1,372,594
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		8,003,469
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
PC Connection, Inc. (a)	50,000	737,500
SERVICES - 0.9%
Braun Consulting, Inc. (a)	193,100	1,255,150
Convergys Corp. (a)	15,400	731,654
DiamondCluster International, Inc. Class A (a)	213,200	7,568,600
Digitas, Inc.	293,500	2,531,438
eLoyalty Corp.	875,100	9,079,163
Jupiter Media Metrix, Inc. (a)	170,000	1,179,375
National Processing, Inc. (a)	97,200	1,618,380
Per-Se Technologies, Inc. warrants 7/8/03 (a)	91	0
TOTAL SERVICES		23,963,760
TELEPHONE SERVICES - 0.0%
TeraBeam Networks (d)	10,800	40,500
TOTAL COMMON STOCKS (Cost $2,698,359,435)		2,421,586,716
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
BROADCASTING - 0.1%
Tellium, Inc. Series E (d)	113,000	3,390,000
COMMUNICATIONS EQUIPMENT - 0.1%
Chorum Technologies Series E (d)	17,200	296,528
ITF Optical Technologies, Inc. Series B (d)	16,300	1,711,500
TOTAL COMMUNICATIONS EQUIPMENT		2,008,028
COMPUTER SERVICES & SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	342,000	1,795,500
TELEPHONE SERVICES - 0.1%
Aerie Networks, Inc. (d)	224,000	1,960,000
TOTAL CONVERTIBLE PREFERRED STOCKS		9,153,528

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Procket Networks, Inc. Series C (d)	276,000	$ 2,725,776
TOTAL PREFERRED STOCKS (Cost $11,879,304)		11,879,304
Convertible Bonds - 0.1%
Moody's Ratings		Principal Amount
COMPUTER SERVICES & SOFTWARE - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $905,000)	-	$ 905,000	1,086,000
Cash Equivalents - 14.3%
	Shares
Fidelity Cash Central Fund, 6.14% (b)	351,486,175	351,486,175
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	42,226,062	42,226,062
TOTAL CASH EQUIVALENTS (Cost $393,712,237)		393,712,237
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $3,104,855,976)		2,828,264,257
NET OTHER ASSETS - (2.8)%		(77,495,375)
NET ASSETS - 100%		$ 2,750,768,882
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,086,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aerie Networks, Inc.	12/21/00	$ 1,960,000
Chorum Technologies Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series B	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Tellium, Inc. Series E	9/20/00	$ 3,390,000
TeraBeam Networks	4/7/00	$ 40,500
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,158,577,084. Net unrealized depreciation aggregated $330,312,827, of which $373,509,087 related to appreciated investment securities and $703,821,914 related to depreciated investment securities.

Technology

See accompanying notes which are an integral part of the financial statements.

Advisor Technology Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $3,104,855,976) - See accompanying schedule		$ 2,828,264,257
Receivable for investments sold		117,571,195
Receivable for fund shares sold		8,767,626
Dividends receivable		35,837
Interest receivable		940,526
Redemption fees receivable		603
Other receivables		28,891
Total assets		2,955,608,935
Liabilities
Payable for investments purchased	$ 154,285,994
Payable for fund shares redeemed	4,732,249
Accrued management fee	1,231,167
Distribution fees payable	1,551,612
Other payables and accrued expenses	812,969
Collateral on securities loaned, at value	42,226,062
Total liabilities		204,840,053
Net Assets		$ 2,750,768,882
Net Assets consist of:
Paid in capital		$ 3,298,701,678
Accumulated net investment loss		(17,603,573)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(253,737,504)
Net unrealized appreciation (depreciation) on investments		(276,591,719)
Net Assets		$ 2,750,768,882
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,848,515 ÷ 12,200,093 shares)		$25.32
Maximum offering price per share (100/94.25 of $25.32)		$26.86
Class T: Net Asset Value and redemption price per share ($957,658,120 ÷ 38,132,018 shares)		$25.11
Maximum offering price per share (100/96.50 of $25.11)		$26.02
Class B: Net Asset Value and offering price per share ($1,060,755,897 ÷ 43,030,255 shares) A		$24.65
Class C: Net Asset Value and offering price per share ($380,750,637 ÷ 15,415,875 shares) A		$24.70
Institutional Class: Net Asset Value, offering price and redemption price per share ($42,755,713 ÷ 1,678,310 shares)		$25.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income
Dividends		$ 846,302
Interest		7,544,178
Security lending		152,626
Total income		8,543,106
Expenses
Management fee	$ 9,271,987
Transfer agent fees	4,778,340
Distribution fees	11,675,853
Accounting and security lending fees	286,590
Non-interested trustees' compensation	6,189
Custodian fees and expenses	32,473
Registration fees	214,265
Audit	16,524
Legal	7,468
Miscellaneous	27,520
Total expenses before reductions	26,317,209
Expense reductions	(170,530)	26,146,679
Net investment income (loss)		(17,603,573)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(230,046,488)
Foreign currency transactions	(233,724)	(230,280,212)
Change in net unrealized appreciation (depreciation) on investment securities		(778,364,816)
Net gain (loss)		(1,008,645,028)
Net increase (decrease) in net assets resulting from operations		$ (1,026,248,601)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (17,603,573)	$ (24,231,633)
Net realized gain (loss)	(230,280,212)	186,238,777
Change in net unrealized appreciation (depreciation)	(778,364,816)	380,785,475
Net increase (decrease) in net assets resulting from operations	(1,026,248,601)	542,792,619
Distributions to shareholders
From net realized gain	(135,366,173)	(61,167,152)
In excess of net realized gain	(23,457,292)	-
Total distributions	(158,823,465)	(61,167,152)
Share transactions - net increase (decrease)	351,530,823	2,237,686,987
Redemption fees	235,846	998,385
Total increase (decrease) in net assets	(833,305,397)	2,720,310,839
Net Assets
Beginning of period	3,584,074,279	863,763,440
End of period (including accumulated net investment loss of $17,603,573 and $0, respectively)	$ 2,750,768,882	$ 3,584,074,279

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 36.23	$ 24.95	$ 14.88	$ 15.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.10)	(.19)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	(9.18)	13.04	10.15	.58	6.13
Total from investment operations	(9.28)	12.85	10.06	.50	6.03
Less Distributions
From net realized gain	(1.39)	(1.58)	-	(1.14)	(.08)
In excess of net realized gain	(.24)	-	-	(.45)	-
Total distributions	(1.63)	(1.58)	-	(1.59)	(.08)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 25.32	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Total Return B, C	(27.05)%	53.76%	67.67%	4.20%	60.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 308,849	$ 388,756	$ 94,621	$ 15,414	$ 7,313
Ratio of expenses to average net assets	1.16% A	1.16%	1.25%	1.39%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.15% A, G	1.15% G	1.24% G	1.35% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	(.63)% A	(.55)%	(.44)%	(.59)%	(.79)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 35.95	$ 24.76	$ 14.80	$ 15.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.13)	(.27)	(.14)	(.11)	(.11)
Net realized and unrealized gain (loss)	(9.12)	12.96	10.09	.56	6.09
Total from investment operations	(9.25)	12.69	9.95	.45	5.98
Less Distributions
From net realized gain	(1.36)	(1.51)	-	(1.12)	(.08)
In excess of net realized gain	(.23)	-	-	(.45)	-
Total distributions	(1.59)	(1.51)	-	(1.57)	(.08)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 25.11	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Total Return B, C	(27.15)%	53.41%	67.30%	3.85%	60.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 957,658	$ 1,286,376	$ 349,533	$ 90,499	$ 57,624
Ratio of expenses to average net assets	1.37% A	1.38%	1.47%	1.60%	1.92% A
Ratio of expenses to average net assets after expense reductions	1.36% A, F	1.37% F	1.46% F	1.56% F	1.87% A, F
Ratio of net investment income (loss) to average net assets	(.84)% A	(.77)%	(.65)%	(.80)%	(.93)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 35.33	$ 24.44	$ 14.68	$ 15.88	$ 12.88
Income from Investment Operations
Net investment income (loss) D	(.21)	(.45)	(.26)	(.20)	(.08)
Net realized and unrealized gain (loss)	(8.97)	12.78	10.01	.57	3.08
Total from investment operations	(9.18)	12.33	9.75	.37	3.00
Less Distributions
From net realized gain	(1.28)	(1.45)	-	(1.13)	-
In excess of net realized gain	(.22)	-	-	(.45)	-
Total distributions	(1.50)	(1.45)	-	(1.58)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 24.65	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Total Return B, C	(27.35)%	52.57%	66.49%	3.27%	23.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060,756	$ 1,372,523	$ 298,768	$ 31,041	$ 5,105
Ratio of expenses to average net assets	1.91% A	1.91%	2.01%	2.21%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% A, G	1.91%	2.00% G	2.18% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(1.37)% A	(1.30)%	(1.19)%	(1.40)%	(1.41)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 35.39	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.20)	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	(8.98)	12.80	10.03	1.27
Total from investment operations	(9.18)	12.36	9.78	1.10
Less Distributions
From net realized gain	(1.29)	(1.47)	-	(.49)
In excess of net realized gain	(.22)	-	-	(.20)
Total distributions	(1.51)	(1.47)	-	(.69)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 24.70	$ 35.39	$ 24.49	$ 14.70
Total Return B, C	(27.31)%	52.60%	66.60%	8.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 380,751	$ 472,462	$ 88,120	$ 6,754
Ratio of expenses to average net assets	1.87% A	1.89%	1.97%	2.43% A
Ratio of expenses to average net assets after expense reductions	1.86% A, F	1.89%	1.96% F	2.41% A, F
Ratio of net investment income (loss) to average net assets	(1.34)% A	(1.28)%	(1.16)%	(1.64)% A
Portfolio turnover rate	178% A	125%	170%	348%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 36.43	$ 25.05	$ 14.89	$ 15.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.05)	(.09)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	(9.23)	13.08	10.19	.55	6.12
Total from investment operations	(9.28)	12.99	10.15	.51	6.06
Less Distributions
From net realized gain	(1.42)	(1.62)	-	(1.15)	(.09)
In excess of net realized gain	(.25)	-	-	(.46)	-
Total distributions	(1.67)	(1.62)	-	(1.61)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 25.48	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Total Return B, C	(26.93)%	54.16%	68.23%	4.26%	60.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 42,756	$ 63,957	$ 32,722	$ 7,060	$ 3,598
Ratio of expenses to average net assets	.85% A	.87%	.98%	1.10%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.84% A, G	.87%	.97% G	1.07% G	1.44% A, G
Ratio of net investment income (loss) to average net assets	(.31)% A	(.26)%	(.17)%	(.30)%	(.50)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,922,804 or 0.5% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,765,715,378 and $2,658,598,815, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 440,872	$ 114
Class T	2,847,270	960
Class B	6,202,241	4,651,681
Class C	2,185,470	1,231,325
	$ 11,675,853	$ 5,884,080

Technology

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 639,727	$ 306,803
Class T	741,017	252,916
Class B	1,632,148	1,632,148 *
Class C	123,592	123,592 *
	$ 3,136,484	$ 2,315,459

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 555,910	.31 *
Class T	1,574,271	.27 *
Class B	1,965,807	.31 *
Class C	616,022	.28 *
Institutional Class	66,330	.24 *
	$ 4,778,340

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $92,695 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $41,241,045. The fund received cash collateral of $42,226,062 which was invested in cash equivalents.

Technology

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $162,644 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,577, under the custodian arrangement, and each applicable class expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 210
Class C	99
$ 309

7. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

	Six months ended January 31	Year ended July 31
	2001	2000
From net realized gain
Class A	$ 15,194,447	$ 7,085,822
Class T	49,252,096	23,787,352
Class B	50,728,700	21,305,447
Class C	17,725,609	6,504,599
Institutional Class	2,465,321	2,483,932
Total	$ 135,366,173	$ 61,167,152
In excess of net realized gain
Class A	$ 2,633,010	$ -
Class T	8,534,782	-
Class B	8,790,660	-
Class C	3,071,630	-
Institutional Class	427,210	-
Total	$ 23,457,292	$ -
	$ 158,823,465	$ 61,167,152

Technology

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	2,563,211	8,424,700	$ 76,382,950	$ 295,468,953
Reinvestment of distributions	446,206	237,235	16,597,881	6,522,431
Shares redeemed	(1,540,764)	(1,723,055)	(44,703,720)	(61,402,666)
Net increase (decrease)	1,468,653	6,938,880	$ 48,277,111	$ 240,588,718
Class T Shares sold	6,449,766	27,387,834	$ 193,012,224	$ 953,611,598
Reinvestment of distributions	1,485,685	830,850	54,881,095	22,660,793
Shares redeemed	(5,582,710)	(6,556,121)	(157,866,914)	(226,095,777)
Net increase (decrease)	2,352,741	21,662,563	$ 90,026,405	$ 750,176,614
Class B Shares sold	6,238,616	29,573,993	$ 187,581,335	$ 1,007,811,583
Reinvestment of distributions	1,445,078	704,607	52,513,779	18,857,957
Shares redeemed	(3,503,469)	(3,655,139)	(95,955,292)	(126,658,754)
Net increase (decrease)	4,180,225	26,623,461	$ 144,139,822	$ 900,010,786
Class C Shares sold	3,304,668	11,070,359	$ 98,966,188	$ 381,491,987
Reinvestment of distributions	477,887	200,051	17,394,372	5,389,654
Shares redeemed	(1,716,230)	(1,519,630)	(46,560,694)	(52,707,538)
Net increase (decrease)	2,066,325	9,750,780	$ 69,799,866	$ 334,174,103
Institutional Class Shares sold	435,305	1,525,017	$ 13,435,167	$ 50,459,314
Reinvestment of distributions	50,395	67,708	1,884,286	1,853,690
Shares redeemed	(562,829)	(1,143,598)	(16,031,834)	(39,576,238)
Net increase (decrease)	(77,129)	449,127	$ (712,381)	$ 12,736,766

Technology

Advisor Telecommunications & Utilities Growth Fund - Class A
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL A	-16.94%	-23.27%	124.15%
Fidelity Adv Telecommunications & Utilities - CL A (incl. 5.75% sales charge)	-21.71%	-27.68%	111.26%
S&P 500	-3.98%	-0.90%	122.57%
GS Utilities	-5.50%	-16.20%	105.09%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL A	-23.27%	20.06%
Fidelity Adv Telecommunications & Utilities - CL A (incl. 5.75% sales charge)	-27.68%	18.46%
S&P 500	-0.90%	19.87%
GS Utilities	-16.20%	17.67%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $21,126 - a 111.26% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $20,509 - a 105.09% increase.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class T
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL T	-17.07%	-23.48%	121.66%
Fidelity Adv Telecommunications & Utilities - CL T (incl. 3.50% sales charge)	-19.97%	-26.15%	113.90%
S&P 500	-3.98%	-0.90%	122.57%
GS Utilities	-5.50%	-16.20%	105.09%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL T	-23.48%	19.76%
Fidelity Adv Telecommunications & Utilities - CL T (incl. 3.50% sales charge)	-26.15%	18.80%
S&P 500	-0.90%	19.87%
GS Utilities	-16.20%	17.67%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by January 31, 2001, the value of the investment would have grown to $21,390 - a 113.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $20,509 - a 105.09% increase.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class B
Performance

Advisor Telecommunications & Utilities Growth Fund

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL B	-17.23%	-23.84%	117.30%
Fidelity Adv Telecommunications & Utilities - CL B (incl. contingent deferred sales charge)	-21.27%	-27.56%	115.30%
S&P 500	-3.98%	-0.90%	122.57%
GS Utilities	-5.50%	-16.20%	105.09%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL B	-23.84%	19.22%
Fidelity Adv Telecommunications & Utilities - CL B (incl. contingent deferred sales charge)	-27.56%	18.97%
S&P 500	-0.90%	19.87%
GS Utilities	-16.20%	17.67%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class B on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $21,530 - a 115.30% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $20,509 - a 105.09% increase.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class C
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL C	-17.24%	-23.82%	117.41%
Fidelity Adv Telecommunications & Utilities - CL C (incl. contingent deferred sales charge)	-18.04%	-24.56%	117.41%
S&P 500	-3.98%	-0.90%	122.57%
GS Utilities	-5.50%	-16.20%	105.09%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - CL C	-23.82%	19.24%
Fidelity Adv Telecommunications & Utilities - CL C (incl. contingent deferred sales charge)	-24.56%	19.24%
S&P 500	-0.90%	19.87%
GS Utilities	-16.20%	17.67%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Class C on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $21,741 - a 117.41% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $20,509 - a 105.09% increase.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Tim Cohen became Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund on September 28, 2000.

Q. How did the fund perform, Tim?

A. It was a difficult period for most growth stocks. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -16.94%, -17.07%, -17.23% and -17.24%, respectively. During the same period, the Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector - fell 5.50%, while the Standard & Poor's 500 Index declined 3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -23.27%, -23.48%, -23.84% and -23.82%, respectively, while the Goldman Sachs index and the S&P 500 returned -16.20% and -0.90%, respectively.

A. It was a difficult period for most growth stocks. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned -16.77%. During the same period, the Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector - returned -5.50%, while the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned -23.01%, while the Goldman Sachs index and the S&P 500 returned -16.20% and -0.90%, respectively.

Q. Why did the fund underperform the indexes by such wide margins during the six-month period?

A. My primary emphasis is on finding high-quality growth stocks in the telecommunications and utilities groups. With growth in the telecommunications industry averaging approximately 10% annually worldwide, I've invested a substantial portion of the fund's assets in telecommunications stocks, especially wireless equipment and service providers, CLECs - or competitive local exchange carriers - and emerging long-distance network companies. My predecessor on this fund had a similar philosophy. Unfortunately, 2000 was a year in which telecommunications, technology and other growth sectors fell out of favor. A slowing economy prompted investors to rotate assets into defensive and value-oriented stocks for the dependable earnings growth and modest valuations they offered. One category that investors favored for defensive purposes was electric utilities, which makes up a much larger portion of the Goldman Sachs index than I typically hold in this fund. The S&P 500 was supported by sectors such as health care, financial services and consumer nondurables, which received much of the money that rotated out of the high-growth sectors.

Q. What adjustments did you make since taking over the fund at the end of September?

A. The adjustments I made were incremental - the fund's composition did not change substantially after I took over. Nevertheless, I reduced the weighting of wireless hardware and services providers because of the increasingly competitive environment in those markets. In addition, I moved money out of CLECs and emerging long-distance network companies. Areas where I increased exposure were regional Bell operating companies (RBOCs) and beaten-down traditional long-distance service companies, both of which I thought would benefit from investors' emphasis on steady earnings growth and reasonable valuations.

Q. What stocks helped the fund's performance?

A. Juniper Networks, a competitor of Cisco Systems, was the fund's best performer. Juniper firmed as the company made headway in taking business away from Cisco in the Internet router market, and I took profits on the position. Another stock that performed well was Kinder Morgan, a natural gas play. Natural gas prices roughly tripled during the period, surging in December as the northeastern U.S. experienced colder-than-normal temperatures. RBOCs SBC Communications, Verizon Communications and BellSouth also showed up on the fund's list of best-performing holdings after being ignored for much of 2000. These stocks appealed to investors because of their relatively steady earnings growth.

Q. Which stocks failed to perform up to your expectations?

A. Almost everything in the wireless category hurt performance. The explosive growth in subscribers was tempered by increased competition during the period. Nextel, VoiceStream Wireless, AT&T Wireless and Sprint PCS exemplified the underperforming wireless services provider group, while handset manufacturer Nokia struggled on the hardware side. In the CLEC space, Covad Communications and Metromedia Fiber detracted from the fund's returns. These two stocks were hurt by investors' shift toward more conservative investments. In addition, funding for the companies' expansion plans dried up as the earnings outlook for the CLEC group deteriorated. I sold Covad because of my concerns about the company's business strategy.

Q. What's your outlook, Tim?

A. Presently, the telecommunications industry faces the challenge of working through the excesses created when funding for telecom projects was readily available and an overabundance of companies went public. The current slower-growth environment exacerbated the effects of this oversupply. On the bright side, the Federal Reserve Board's recent reductions in short-term interest rates indicate that it is serious about trying to stabilize the economy and prevent a recession. Furthermore, the long-term growth prospects for the telecommunications industry remain strong and should continue to provide plenty of attractive investment opportunities for quite some time, both in the U.S. and around the world.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview - continued

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$618 million

Manager: Tim Cohen, since September 2000; joined Fidelity in 1996

3

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
BellSouth Corp.	9.6
SBC Communications, Inc.	9.5
AT&T Corp.	9.1
Verizon Communications	8.7
Qwest Communications International, Inc.	3.6
WorldCom, Inc.	3.1
Kinder Morgan, Inc.	3.1
Southern Co.	2.6
Enron Corp.	2.3
EchoStar Communications Corp. Class A	2.3
53.9
Top Industries as of January 31, 2001
% of fund's net assets
Telephone Services	49.3%
Cellular	13.1%
Electric Utility	13.0%
Gas	6.7%
Broadcasting	4.1%
All Others *	13.8%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
BROADCASTING - 4.1%
AT&T Corp. - Liberty Media Group Class A	213,700	$ 3,611,530
EchoStar Communications Corp. Class A (a)	463,800	14,319,825
Metro One Telecommunications, Inc. (a)	209,800	7,238,100
TOTAL BROADCASTING		25,169,455
CELLULAR - 13.1%
ALLTEL Corp.	186,900	11,060,742
AT&T Corp. - Wireless Group	14,600	379,162
China Mobile (Hong Kong) Ltd. (a)	1,908,500	12,160,961
Crown Castle International Corp. (a)	242,400	6,772,050
Nextel Communications, Inc. Class A (a)	385,300	13,220,606
NTT DoCoMo, Inc.	259	4,985,049
SBA Communications Corp. Class A (a)	168,000	7,612,500
Sprint Corp. - PCS Group Series 1 (a)	370,900	11,312,450
VoiceStream Wireless Corp. (a)	107,240	13,291,058
TOTAL CELLULAR		80,794,578
COMMUNICATIONS EQUIPMENT - 3.4%
American Tower Corp. Class A (a)	161,900	5,860,780
Comverse Technology, Inc. (a)	23,900	2,708,169
Nokia AB sponsored ADR	277,600	9,535,560
Tycom Ltd.	105,500	2,985,650
TOTAL COMMUNICATIONS EQUIPMENT		21,090,159
CONSUMER ELECTRONICS - 1.0%
General Motors Corp. Class H	227,100	6,354,258
ELECTRIC UTILITY - 13.0%
AES Corp. (a)	242,900	13,998,327
Ameren Corp.	228,100	9,301,918
Citizens Communications Co. (a)	831,900	11,621,643
Dominion Resources, Inc.	15,400	951,720
Entergy Corp.	128,200	4,540,844
Exelon Corp.	108,600	6,571,386
NiSource, Inc.	229,600	6,176,240
PPL Corp.	150,100	6,296,695
SCANA Corp.	167,800	4,438,310
Southern Co.	557,900	16,279,522
TOTAL ELECTRIC UTILITY		80,176,605
ELECTRONICS - 0.4%
Power-One, Inc. (a)	51,800	2,437,838
ENGINEERING - 0.3%
Lexent, Inc.	88,800	2,142,300
GAS - 6.7%
Dynegy, Inc. Class A	39,042	1,901,345
Enron Corp.	179,100	14,328,000
Equitable Resources, Inc.	50,300	2,951,604

	Shares	Value (Note 1)
KeySpan Corp.	81,400	$ 3,076,920
Kinder Morgan, Inc.	350,500	19,049,675
TOTAL GAS		41,307,544
METALS & MINING - 0.1%
CommScope, Inc. (a)	42,300	856,998
TELEPHONE SERVICES - 49.3%
Asia Global Crossing Ltd. Class A	94,000	1,051,625
AT&T Corp.	2,334,264	55,998,993
BCE, Inc.	105,000	3,009,309
BellSouth Corp.	1,403,500	59,157,524
Global Crossing Ltd. (a)	632,500	13,927,650
Metromedia Fiber Network, Inc. Class A (a)	110,200	1,756,313
Qwest Communications International, Inc. (a)	536,095	22,580,321
SBC Communications, Inc.	1,210,115	58,509,060
Sprint Corp. - FON Group	474,300	11,762,640
Time Warner Telecom, Inc. Class A (a)	51,500	3,917,219
Verizon Communications	979,500	53,823,525
WorldCom, Inc. (a)	892,300	19,240,219
TOTAL TELEPHONE SERVICES		304,734,398
TOTAL COMMON STOCKS (Cost $539,449,119)		565,064,133
Cash Equivalents - 8.9%

Fidelity Cash Central Fund, 6.14% (b)	52,522,873	52,522,873
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	2,292,118	2,292,118
TOTAL CASH EQUIVALENTS (Cost $54,814,991)		54,814,991
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $594,264,110)		619,879,124
NET OTHER ASSETS - (0.3)%		(1,592,335)
NET ASSETS - 100%		$ 618,286,789
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $613,030,295. Net unrealized appreciation aggregated $6,848,829, of which $56,123,546 related to appreciated investment securities and $49,274,717 related to depreciated investment securities.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Telecommunications & Utilities Growth Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $594,264,110) - See accompanying schedule		$ 619,879,124
Receivable for investments sold		9,556,094
Receivable for fund shares sold		4,462,293
Dividends receivable		1,064,386
Interest receivable		212,736
Redemption fees receivable		127
Other receivables		940
Total assets		635,175,700
Liabilities
Payable for investments purchased	$ 12,923,503
Payable for fund shares redeemed	988,582
Accrued management fee	285,745
Distribution fees payable	376,419
Other payables and accrued expenses	22,544
Collateral on securities loaned, at value	2,292,118
Total liabilities		16,888,911
Net Assets		$ 618,286,789
Net Assets consist of:
Paid in capital		$ 752,300,792
Distributions in excess of net investment income		(1,236,788)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(158,392,229)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,615,014
Net Assets		$ 618,286,789
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,419,611 ÷ 3,600,630 shares)		$17.06
Maximum offering price per share (100/94.25 of $17.06)		$18.10
Class T: Net Asset Value and redemption price per share ($184,181,803 ÷ 10,833,267 shares)		$17.00
Maximum offering price per share (100/96.50 of $17.00)		$17.62
Class B: Net Asset Value and offering price per share ($244,493,936 ÷ 14,592,257 shares) A		$16.76
Class C: Net Asset Value and offering price per share ($117,661,615 ÷ 7,024,564 shares) A		$16.75
Institutional Class: Net Asset Value, offering price and redemption price per share ($10,529,824 ÷ 613,269 shares)		$17.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 2,480,468
Interest		1,265,255
Security lending		98,418
Total income		3,844,141
Expenses
Management fee	$ 1,776,236
Transfer agent fees	971,261
Distribution fees	2,310,709
Accounting and security lending fees	101,977
Non-interested trustees' compensation	1,148
Custodian fees and expenses	16,581
Registration fees	108,603
Audit	13,100
Legal	1,330
Miscellaneous	5,322
Total expenses before reductions	5,306,267
Expense reductions	(228,192)	5,078,075
Net investment income (loss)		(1,233,934)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(153,222,877)
Foreign currency transactions	(7,582)	(153,230,459)
Change in net unrealized appreciation (depreciation) on:
Investment securities	34,139,844
Assets and liabilities in foreign currencies	77	34,139,921
Net gain (loss)		(119,090,538)
Net increase (decrease) in net assets resulting from operations		$ (120,324,472)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (1,233,934)	$ 8,004,515
Net realized gain (loss)	(153,230,459)	5,812,905
Change in net unrealized appreciation (depreciation)	34,139,921	(29,591,130)
Net increase (decrease) in net assets resulting from operations	(120,324,472)	(15,773,710)
Distributions to shareholders From net investment income	(7,637,382)	(131,762)
From net realized gain	(3,402,347)	(9,708,813)
In excess of net realized gain	(5,161,771)	-
Total distributions	(16,201,500)	(9,840,575)
Share transactions - net increase (decrease)	98,467,454	506,119,403
Redemption fees	36,798	184,716
Total increase (decrease) in net assets	(38,021,720)	480,689,834
Net Assets
Beginning of period	656,308,509	175,618,675
End of period (including under (over) distribution of net investment income of $(1,236,788) and $7,856,163, respectively)	$ 618,286,789	$ 656,308,509

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.08	$ 20.31	$ 16.00	$ 13.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.53 H	.05	(.02)	.12
Net realized and unrealized gain (loss)	(3.49)	1.29 I	5.45	4.19	3.09
Total from investment operations	(3.48)	1.82	5.50	4.17	3.21
Less Distributions
From net investment income	(.28)	(.05)	-	(.04)	(.03)
From net realized gain	(.10)	(1.01)	(1.20)	(1.21)	(.11)
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.54)	(1.06)	(1.20)	(1.25)	(.14)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.06	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Total Return B, C	(16.94)%	9.59%	38.83%	33.99%	32.36%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,420	$ 61,610	$ 14,400	$ 3,186	$ 531
Ratio of expenses to average net assets	1.22% A	1.20%	1.34%	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.14% A, G	1.17% G	1.32% G	1.72% G	1.75% A
Ratio of net investment income (loss) to average net assets	.09% A	2.39%	.30%	(.11)%	1.09% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.01	$ 20.23	$ 15.95	$ 13.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.47 H	.01	(.04)	.08
Net realized and unrealized gain (loss)	(3.49)	1.31 I	5.43	4.17	3.09
Total from investment operations	(3.50)	1.78	5.44	4.13	3.17
Less Distributions
From net investment income	(.25)	(.01)	-	(.03)	(.03)
From net realized gain	(.10)	(1.00)	(1.17)	(1.19)	(.11)
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.51)	(1.01)	(1.17)	(1.22)	(.14)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.00	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Total Return B, C	(17.07)%	9.41%	38.45%	33.72%	31.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 184,182	$ 225,415	$ 65,085	$ 19,918	$ 7,085
Ratio of expenses to average net assets	1.45% A	1.44%	1.58%	1.94%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.38% A, G	1.41% G	1.55% G	1.90% G	2.00% A
Ratio of net investment income (loss) to average net assets	(.15)% A	2.16%	.07%	(.23)%	.79% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 20.72	$ 20.02	$ 15.83	$ 13.01	$ 11.76
Income from Investment Operations
Net investment income (loss) D	(.06)	.35 H	(.08)	(.13)	.02
Net realized and unrealized gain (loss)	(3.43)	1.29 I	5.39	4.16	1.23
Total from investment operations	(3.49)	1.64	5.31	4.03	1.25
Less Distributions
From net investment income	(.21)	-	-	(.03)	-
From net realized gain	(.10)	(.95)	(1.13)	(1.19)	-
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.47)	(.95)	(1.13)	(1.22)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 16.76	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Total Return B, C	(17.23)%	8.77%	37.76%	32.97%	10.63%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 244,494	$ 242,888	$ 65,645	$ 12,919	$ 2,039
Ratio of expenses to average net assets	1.97% A	1.96%	2.08%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% A, G	1.93% G	2.05% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.66)% A	1.63%	(.43)%	(.85)%	.32% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 20.71	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) D	(.05)	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	(3.44)	1.29 I	5.38	3.16
Total from investment operations	(3.49)	1.65	5.30	3.06
Less Distributions
From net investment income	(.21)	-	-	(.02)
From net realized gain	(.10)	(.96)	(1.15)	(1.10)
In excess of net realized gain	(.16)	-	-	-
Total distributions	(.47)	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 16.75	$ 20.71	$ 20.01	$ 15.85
Total Return B, C	(17.24)%	8.84%	37.72%	23.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 117,662	$ 107,332	$ 23,524	$ 3,489
Ratio of expenses to average net assets	1.93% A	1.93%	2.07%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A, G	1.90% G	2.04% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.62)% A	1.66%	(.43)%	(.91)% A
Portfolio turnover rate	262% A	172%	149%	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.19	$ 20.38	$ 16.02	$ 13.09	$ 10.00
Income from Investment Operations
Net investment income D	.04	.60 H	.11	.04	.14
Net realized and unrealized gain (loss)	(3.50)	1.29 I	5.46	4.17	3.10
Total from investment operations	(3.46)	1.89	5.57	4.21	3.24
Less Distributions
From net investment income	(.30)	(.08)	-	(.07)	(.04)
From net realized gain	(.10)	(1.01)	(1.22)	(1.22)	(.11)
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.56)	(1.09)	(1.22)	(1.29)	(.15)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.17	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Total Return B, C	(16.77)%	9.93%	39.31%	34.36%	32.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,530	$ 19,064	$ 6,963	$ 3,430	$ 2,246
Ratio of expenses to average net assets	.84% A	.88%	1.02%	1.46%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.76% A, G	.85% G	.99% G	1.43% G	1.50% A
Ratio of net investment income to average net assets	.47% A	2.71%	.63%	.30%	1.29% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $841,610,402 and $773,977,411, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 74,590	$ 60
Class T	488,286	272
Class B	1,192,931	894,698
Class C	554,902	375,383
	$ 2,310,709	$ 1,270,413

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Telecommunications & Utilities Growth

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with
Affiliates - continued

Sales load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 199,576	$ 111,573
Class T	234,780	93,400
Class B	319,197	319,197*
Class C	27,797	27,797*
	$ 781,350	$ 551,967

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 96,420	.32*
Class T	305,014	.31*
Class B	398,111	.33*
Class C	159,557	.29*
Institutional Class	12,159	.19*
	$ 971,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $20,921 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,266,857. The fund received cash collateral of $2,292,118 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $228,052 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $38 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 102

Telecommunications & Utilities Growth

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Class A	$ 861,856	$ 50,727
Class T	2,750,041	44,737
Class B	2,618,242	-
Class C	1,191,895	-
Institutional Class	215,348	36,298
Total	$ 7,637,382	$ 131,762
From net realized gain
Class A	$ 317,926	$ 861,222
Class T	1,136,224	3,344,354
Class B	1,287,818	3,638,195
Class C	586,233	1,410,079
Institutional Class	74,146	454,963
Total	$ 3,402,347	$ 9,708,813
In excess of net realized gain
Class A	$ 482,332	$ -
Class T	1,723,788	-
Class B	1,953,775	-
Class C	889,387	-
Institutional Class	112,489	-
Total	$ 5,161,771	$ -
	$ 16,201,500	$ 9,840,575

Telecommunications & Utilities Growth

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	1,287,283	2,565,037	$ 23,263,448	$ 57,561,045
Reinvestment of distributions	73,330	41,815	1,501,051	806,725
Shares redeemed	(682,817)	(393,127)	(11,985,109)	(8,744,396)
Net increase (decrease)	677,796	2,213,725	$ 12,779,390	$ 49,623,374
Class T Shares sold	3,011,954	9,308,596	$ 54,698,479	$ 208,570,308
Reinvestment of distributions	255,971	164,097	5,226,927	3,148,401
Shares redeemed	(3,165,054)	(1,959,118)	(56,439,371)	(42,565,130)
Net increase (decrease)	102,871	7,513,575	$ 3,486,035	$ 169,153,579
Class B Shares sold	4,142,984	9,362,252	$ 74,765,199	$ 206,438,662
Reinvestment of distributions	238,496	148,897	4,810,462	2,811,062
Shares redeemed	(1,510,790)	(1,069,319)	(25,880,683)	(23,089,637)
Net increase (decrease)	2,870,690	8,441,830	$ 53,694,978	$ 186,160,087
Class C Shares sold	2,653,338	4,421,163	$ 47,694,477	$ 97,339,055
Reinvestment of distributions	104,466	57,275	2,106,030	1,081,246
Shares redeemed	(915,333)	(472,031)	(15,652,962)	(10,178,423)
Net increase (decrease)	1,842,471	4,006,407	$ 34,147,545	$ 88,241,878
Institutional Class Shares sold	212,148	769,831	$ 3,930,381	$ 17,282,002
Reinvestment of distributions	7,861	17,930	161,693	342,839
Shares redeemed	(506,205)	(230,031)	(9,732,568)	(4,684,356)
Net increase (decrease)	(286,196)	557,730	$ (5,640,494)	$ 12,940,485

Telecommunications & Utilities Growth

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Matthew N. Karstetter, Deputy Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Printed on Recycled Paper

AFOC-SANN-0301 127976
1.700839.103

(2_fidelity_logos)Fidelity® Advisor

Focus Funds®

Institutional Class

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2001

Contents

Performance Overview	4
Biotechnology	5	Performance
	9	Fund Talk: The Manager's Overview
	10	Investment Summary
	11	Investments
	13	Financial Statements
	14	Notes to the Financial Statements
Consumer Industries	21	Performance
	25	Fund Talk: The Manager's Overview
	26	Investment Summary
	27	Investments
	30	Financial Statements
	34	Notes to the Financial Statements
Cyclical Industries	38	Performance
	42	Fund Talk: The Manager's Overview
	43	Investment Summary
	44	Investments
	47	Financial Statements
	51	Notes to the Financial Statements
Developing Communications	56	Performance
	60	Fund Talk: The Manager's Overview
	61	Investment Summary
	62	Investments
	63	Financial Statements
	67	Notes to the Financial Statements
Electronics	71	Performance
	75	Fund Talk: The Manager's Overview
	76	Investment Summary
	77	Investments
	79	Financial Statements
	83	Notes to the Financial Statements
Financial Services	87	Performance
	91	Fund Talk: The Manager's Overview
	92	Investment Summary
	93	Investments
	96	Financial Statements
	100	Notes to the Financial Statements
Health Care	104	Performance
	108	Fund Talk: The Manager's Overview
	109	Investment Summary
	110	Investments
	112	Financial Statements
	116	Notes to the Financial Statements
Natural Resources	120	Performance
	124	Fund Talk: The Manager's Overview
	125	Investment Summary
	126	Investments
	128	Financial Statements
	132	Notes to the Financial Statements
Technology	136	Performance
	140	Fund Talk: The Manager's Overview
	141	Investment Summary
	142	Investments
	146	Financial Statements
	150	Notes to the Financial Statements
Telecommunications & Utilities Growth	155	Performance
	159	Fund Talk: The Manager's Overview
	160	Investment Summary
	161	Investments
	162	Financial Statements
	166	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

During the past six months, it became clear that a series of negative factors had emerged to slow the economy. Among them, energy prices reached historically high levels and remained near those highs for much of the period. Higher fuel costs helped erode consumer spending, which contributed to weaker growth in several areas of retail, including the apparel, personal computer and home center industries. The rising cost of fuel also reduced profits in many businesses that rely heavily on the commodity, such as the airline, automotive and trucking industries. As the period progressed, reports of excess inventory levels in several other industries, including telecommunications and electronics manufacturing, reduced earnings and slowed production in those sectors. Overall, this economic uncertainty reduced consumer confidence, which fell to its lowest level in years.

After stepping on the brakes for much of the past two years through a series of interest-rate hikes designed to ward off inflation, the Federal Reserve Board changed its policy bias from tightening to easing in December of 2000. That shift had been expected at the Fed's meeting the previous month, when it decided to leave rates unchanged. During its November meeting, the Fed disappointed investors by dismissing growing concerns that the economy was slowing too much and declaring that inflation - not recession - was still the biggest threat. At that time, the Fed said the combination of rising energy prices and a tight job market still had the potential to push prices higher. Investors' hopes for an easing bias were fulfilled in December, when Fed policy makers acknowledged that inflation concerns were superseded by an economy that was slowing more than it wanted. The Fed's change in bias gave investors optimism that lower rates were a high probability, although it decided to leave rates unchanged.

In an attempt to ignite the economy, the Fed made an uncharacteristic move on January 3, 2001, cutting key interest rates by one-half percentage point. The cut marked the first time since October 1998 that the Fed resorted to such decisive action between regularly scheduled policy meetings. Later that month at its scheduled meeting, the Fed reduced rates another one-half percentage point, citing an erosion in business and consumer confidence and damage to the economy from rising energy costs. The Fed's actions were well-received by the equity markets. In response to the first rate cut, the NASDAQ Composite Index gained a record 14.2% on January 3 alone. However, while most of the major equity indexes rose briskly in January, those gains in some cases weren't enough to offset weaker returns generated during the first five months of the six-month period that ended January 31, 2001. Specifically, the tech-heavy NASDAQ fell 26.32% and the Standard & Poor's 500SM  Index, a benchmark of 500 large-cap companies, declined 3.98% during the overall period. Meanwhile, the Russell 2000® Index, a benchmark of small-cap companies, rose 2.31% and the blue chips' benchmark, the Dow Jones Industrial Average, finished the period with a return of 4.29%.

Turning to individual sector performance for the six-month period, financial services stocks benefited from the market's expectation that the Fed would lower short-term interest rates. The Goldman Sachs Financial Services Index returned 17.94% during the period, despite the deterioration of corporate credit and earnings weakness in the banking sector. However, the sector also benefited from improved pricing power among insurance firms, particularly those in the commercial property and casualty areas. The strong performance of government-sponsored mortgage institutions, such as Fannie Mae and Freddie Mac, also gave the sector a boost as political controversies about the implied government guarantee on their debt securities subsided.

A tight supply of both oil and natural gas lifted stocks in the natural resources sector, as evidenced by the performance of the Goldman Sachs Natural Resources Index, which rose 11.47%. The Organization of Petroleum Exporting Countries (OPEC) cut production of crude oil at a time when per-barrel prices were hovering near record highs. This supply management fueled an increase in the values of integrated oil producers and energy services companies. At the same time, natural gas prices soared threefold from the prior year as a result of its own supply shortage.

As the economy worsened during the past six months, concerns escalated about shortfalls in sales and earnings. In response, more investors looked toward stocks with stronger fundamentals and better valuations. This consensus sent investors retreating to areas of the equity markets often considered "safe havens," such as cyclical industries stocks. As investors fled technology and other high priced, high-growth stocks, many turned to the relatively cheap cyclicals, which were valued at or near their historical lows. The Goldman Sachs Cyclical Industries Index returned 10.55% during the period.

Similarly, many investors sought the relatively attractive valuations and stable earnings growth of the consumer industries sector, including consumer products, nondurables, and food and beverage stocks. The Goldman Sachs Consumer Industries Index returned 7.36% during the period, largely on the notion that consumers would continue to purchase basic necessities, such as food, toothpaste and razors, as well as other products they are strongly attracted to, such as tobacco, regardless of the economy's direction.

Within the health care sector, large-cap pharmaceuticals attracted many investors seeking stable growth in a sector they perceived would less likely be hurt by an economic slowdown. Elsewhere, hospital and health maintenance organization (HMO) stocks hit historic price peaks during the period after Congress approved a Medicare and Medicaid reimbursement package that would raise payments to these health care facilities. On the down side, biotechnology underperformed largely as a result of investors' perception that these stocks move in tandem with the technology sector, which suffered a severe correction. For the period, the Goldman Sachs Health Care Index returned 5.67%.

Technology stocks fell sharply during the period as the economy slowed and investors questioned valuations in many industries, such as dot-com retailers and personal computer and semiconductor manufacturers. The Goldman Sachs Technology Index fell 28.16% during the past six months. Amid all the carnage early in the period, investors sought refuge with the makers of fiber-optic communications gear, an industry that promised growth tied to the build-out of Internet infrastructure. But in the fourth quarter of 2000, this segment of the tech sector also fell victim to the softening economy.

Meanwhile, electric utilities and regional Bell operating companies, both of which offered relatively attractive earnings growth, benefited from investors' rotation out of high-growth sectors and into more defensive areas. However, many telecommunications carriers had difficulties raising capital to continue building their networks, and the price depreciation in that industry helped push the Goldman Sachs Utilities Index down 5.50% during the period.

Semiannual Report

Advisor Biotechnology Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity® Adv Biotechnology - Inst CL	-10.90%
S&P 500 ®	2.89%
GS Health Care	-8.51%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Institutional Class shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Brian Younger, Portfolio Manager of Fidelity Advisor Biotechnology Fund

Q. How did the fund perform, Brian?

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -11.00%, -11.00%, -11.10% and -11.10%, respectively. By comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - fell 8.51%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Institutional Class shares returned -10.90%. By comparison, the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - fell 8.51%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What factors caused the fund to underperform the Goldman Sachs index during the brief period?

A. The fund's lack of exposure to health care areas in the index that performed relatively well, such as health care services stocks, caused its performance to lag that of the index. This fund is focused on biotechnology stocks, which generally underperformed the other subsectors of health care during the abbreviated period.

Q. How have you positioned the fund?

A. The fund is positioned to capitalize on companies with existing products on the market, multiple products in the late-stage development phase of human clinical trials, strong technology platforms, robust balance sheets - meaning a strong cash component to fund their research and development activities - and excellent management teams. Among the companies possessing those attributes, I emphasized the ones that have both a good short-term outlook and exceptional long-term potential.

Q. By choosing companies with both a strong short-term outlook and long-term potential, does that mean you avoid emerging companies that have yet to turn a profit?

A. No, not at all. By long-term potential, I'm identifying companies - many of which may be emerging companies that are not yet profitable - that have most of their products in the early stages of development, strong cash positions and an advanced technology platform to support the research and development of those products. For those that have yet to turn a profit, I may own them not only for their long-term potential but also for a number of short-term reasons as well, such as accelerating revenue, strong visibility in scientific journals or at medical meetings, and the potential for positive quarterly revenue surprises. In my view, to be invested in biotech, you do need a long-term view because of the volatility in the sector. Over time, the clear winners in biotech have been those who have been able to identify the companies with the best long-term prospects, even if many of those companies may not be generating earnings at the moment. That said, many of the companies in the fund also are profitable and have a strong short-term outlook - meaning they have products in the later stages of development that should significantly boost their annual revenues in the near future.

Q. Can you provide an example or two of a company that meets your investment criteria?

A. Sure. One example is Millennium Pharmaceuticals, an emerging company that has the majority of its products in the early stages of development. I believed the company had great long-term potential given its strong balance sheet, valuable genomics technology platform and drug discovery capabilities. Another example, Amgen, had a very strong near-term product outlook. Amgen had two slower-growing products on the market, but the potential to harness incremental revenues of more than $3 billion in annual sales through several products in the late stages of development that were expected to become available in the next one to two years. Its potential for accelerated growth, coupled with a management team that executes its business plan well, are what I found attractive.

Q. What's your outlook, Brian?

A. I think the outlook for biotech over the next six to 12 months is positive, as the sector generally has strong fundamentals. Additionally, many companies strengthened their balance sheets in 2000; biotech companies collectively raised over $35 billion last year from the capital markets, despite a tough year for most equities. I think if you look at the sector, there's an incredible dichotomy from what it has accomplished and what other so-called new economy industries have done. Biotech stocks are often linked to other new economy stocks, such as Internet-related stocks or dot-com companies, which had unclear business models and, in most cases to date, failed to generate adequate revenue growth to sustain their businesses. However, the biotech sector has, in general, delivered on what it has promised - the discovery and development of new drugs.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 3.

Semiannual Report

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2001, more than $8 million

Manager: Brian Younger, since inception; joined Fidelity in 1995

3

Biotechnology

Advisor Biotechnology Fund

Investment

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Amgen, Inc.	6.2
Immunex Corp.	6.2
Applera Corp. - Applied Biosystems Group	6.1
Millennium Pharmaceuticals, Inc.	5.2
Schering-Plough Corp.	4.9
IDEC Pharmaceuticals Corp.	4.8
Genentech, Inc.	4.1
Medimmune, Inc.	4.0
Human Genome Sciences, Inc.	3.7
Affymetrix, Inc.	2.8
48.0
Top Industries as of January 31, 2001
% of fund's net assets
Drugs & Pharmaceuticals	77.0%
Electronic Instruments	6.8%
Computer Services & Software	3.1%
Medical Facilities Management	0.2%
All Others *	12.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Biotechnology Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.1%
	Shares	Value (Note 1)
COMPUTER SERVICES & SOFTWARE - 3.1%
Affymetrix, Inc. (a)	3,530	$ 235,186
Genomica Corp.	490	4,318
Vignette Corp. (a)	2,230	18,537
TOTAL COMPUTER SERVICES & SOFTWARE		258,041
DRUGS & PHARMACEUTICALS - 77.0%
Abgenix, Inc. (a)	3,200	134,400
Alexion Pharmaceuticals, Inc.	80	4,185
Alkermes, Inc. (a)	4,310	114,215
Alliance Pharmaceutical Corp. (a)	1,280	4,320
Amgen, Inc. (a)	7,500	527,340
Applera Corp. - Celera Genomics Group (a)	1,830	89,670
Applied Molecular Evolution, Inc. (a)	450	6,188
ArQule, Inc. (a)	520	11,245
Atherogenics, Inc.	210	1,378
Aviron (a)	500	25,688
Biogen, Inc. (a)	2,610	168,345
Biotransplant, Inc. (a)	550	4,400
Bristol-Myers Squibb Co.	2,020	125,018
Cambridge Antibody Technology Group PLC (a)	950	41,733
Celgene Corp. (a)	2,730	75,758
Cell Therapeutics, Inc. (a)	610	24,629
Cephalon, Inc. (a)	2,500	146,250
Chiron Corp. (a)	350	14,678
COR Therapeutics, Inc. (a)	4,380	170,820
Corvas International, Inc.	170	2,168
CV Therapeutics, Inc. (a)	200	8,187
Decode Genetics, Inc.	1,540	13,860
Enzon, Inc. (a)	1,380	86,595
Exelixis, Inc.	1,860	28,830
Genencor International, Inc.	560	10,640
Genentech, Inc. (a)	5,870	347,798
GenVec, Inc.	1,900	14,369
Genzyme Corp. - General Division (a)	2,030	175,722
Genzyme Transgenics Corp. (a)	170	2,423
Gilead Sciences, Inc. (a)	1,930	130,637
Human Genome Sciences, Inc. (a)	5,120	312,320
ICOS Corp. (a)	1,630	83,334
IDEC Pharmaceuticals Corp. (a)	6,970	409,923
Ilex Oncology, Inc. (a)	830	25,574
Immunex Corp. (a)	17,040	521,850
ImmunoGen, Inc. (a)	340	7,501
Inhale Therapeutic Systems, Inc. (a)	1,110	42,527
Intermune Pharmaceuticals, Inc.	560	22,960

	Shares	Value (Note 1)
Invitrogen Corp. (a)	1,230	$ 91,635
Lexicon Genetics, Inc.	390	5,850
Ligand Pharmaceuticals, Inc. Class B (a)	310	4,011
Maxygen, Inc. (a)	110	2,351
Medarex, Inc. (a)	2,490	81,236
Medimmune, Inc. (a)	8,560	340,260
Merck & Co., Inc.	2,440	200,519
Millennium Pharmaceuticals, Inc. (a)	8,740	438,093
Myriad Genetics, Inc. (a)	810	58,421
Neurogen Corp. (a)	60	1,916
NPS Pharmaceuticals, Inc. (a)	140	5,661
OSI Pharmaceuticals, Inc. (a)	340	21,765
Pain Therapeutics, Inc.	1,070	15,114
PAREXEL International Corp. (a)	670	10,176
Pfizer, Inc.	4,940	223,041
PRAECIS Pharmaceuticals, Inc.	1,550	43,497
Protein Design Labs, Inc. (a)	2,260	167,099
QIAGEN NV (a)	225	7,509
Quintiles Transnational Corp. (a)	1,420	31,240
Sangstat Medical Corp. (a)	880	10,505
Schering-Plough Corp.	8,170	411,768
Sepracor, Inc. (a)	3,080	203,280
Serono SA sponsored ADR (a)	810	15,908
SICOR, Inc. (a)	110	1,279
SuperGen, Inc. (a)	40	555
Tanox, Inc.	800	29,050
Tularik, Inc. (a)	280	8,015
Versicor, Inc.	850	7,278
Vertex Pharmaceuticals, Inc. (a)	1,350	90,872
Vical, Inc. (a)	360	6,818
ViroLogic, Inc.	320	1,640
ViroPharma, Inc. (a)	280	6,930
XOMA Ltd. (a)	3,460	42,169
TOTAL DRUGS & PHARMACEUTICALS		6,522,939
ELECTRONIC INSTRUMENTS - 6.8%
Applera Corp. - Applied Biosystems Group	6,180	519,120
Bruker Daltonics, Inc.	560	14,000
Caliper Technologies Corp. (a)	280	11,953
Varian, Inc. (a)	600	27,037
TOTAL ELECTRONIC INSTRUMENTS		572,110
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Cygnus, Inc. (a)	640	3,900
MEDICAL FACILITIES MANAGEMENT - 0.2%
Neurocrine Biosciences, Inc. (a)	440	14,355
TOTAL COMMON STOCKS (Cost $7,484,036)		7,371,345
Cash Equivalents - 16.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01 (Cost $1,355,000)	$ 1,355,213	$ 1,355,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $8,839,036)		8,726,345
NET OTHER ASSETS - (3.1)%		(259,739)
NET ASSETS - 100%		$ 8,466,606
Legend
(a) Non-income producing
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $8,843,954. Net unrealized depreciation aggregated $117,609, of which $227,301 related to appreciated investment securities and $344,910 related to depreciated investment securities.

Biotechnology

See accompanying notes which are an integral part of the financial statements.

Advisor Biotechnology Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,355,000) (cost $8,839,036) - See accompanying schedule		$ 8,726,345
Cash		2,414
Receivable for investments sold		7,228
Receivable for fund shares sold		1,417,622
Dividends receivable		1,086
Prepaid expenses		79,337
Receivable from investment adviser for expense reductions		16,083
Total assets		10,250,115
Liabilities
Payable for investments purchased	$ 1,669,037
Payable for fund shares redeemed	1,032
Distribution fees payable	1,549
Other payables and accrued expenses	111,891
Total liabilities		1,783,509
Net Assets		$ 8,466,606
Net Assets consist of:
Paid in capital		$ 8,587,456
Undistributed net investment income		223
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(112,676)
Net Assets		$ 8,466,606
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,395,135 ÷ 156,680 shares)		$8.90
Maximum offering price per share (100/94.25 of $8.90)		$9.44
Class T: Net Asset Value and redemption price per share ($2,484,483 ÷ 279,154 shares)		$8.90
Maximum offering price per share (100/96.50 of $8.90)		$9.22
Class B: Net Asset Value and offering price per share ($2,368,430 ÷ 266,280 shares) A		$8.89
Class C: Net Asset Value and offering price per share ($1,892,726 ÷ 212,821 shares) A		$8.89
Institutional Class: Net Asset Value, offering price and redemption price per share ($325,832 ÷ 36,589 shares)		$8.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,086
Interest		3,710
Total income		4,796
Expenses
Management fee	$ 1,378
Transfer agent fees	2,070
Distribution fees	1,594
Accounting fees and expenses	5,500
Custodian fees and expenses	2,003
Registration fees	17,881
Audit	7,417
Total expenses before reductions	37,843
Expense reductions	(33,270)	4,573
Net investment income		223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,454)
Foreign currency transactions	57	(8,397)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(112,691)
Assets and liabilities in foreign currencies	15	(112,676)
Net gain (loss)		(121,073)
Net increase (decrease) in net assets resulting from operations		$ (120,850)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Operations Net investment income	$ 223
Net realized gain (loss)	(8,397)
Change in net unrealized appreciation (depreciation)	(112,676)
Net increase (decrease) in net assets resulting from operations	(120,850)
Share transactions - net increase (decrease)	8,587,454
Redemption fees	2
Total increase (decrease) in net assets	8,466,606
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $223)	$ 8,466,606

Financial Highlights - Class A

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(1.10)
Total from investment operations	(1.10)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.90
Total Return B, C	(11.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,395
Ratio of expenses to average net assets	1.50% A, E
Ratio of net investment income to average net assets	.51% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(1.10)
Total from investment operations	(1.10)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.90
Total Return B, C	(11.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,484
Ratio of expenses to average net assets	1.75% A, E
Ratio of net investment income to average net assets	.26% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Class B

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	(1.11)
Total from investment operations	(1.11)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.89
Total Return B, C	(11.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,368
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.24)% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	(1.11)
Total from investment operations	(1.11)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.89
Total Return B, C	(11.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,893
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.24)% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Institutional Class

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(1.10)
Total from investment operations	(1.09)
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 8.91
Total Return B, C	(10.90)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 326
Ratio of expenses to average net assets	1.25% A, E
Ratio of net investment income to average net assets	.76% A
Portfolio turnover rate	15% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,550,576 and $58,086, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 102	$ 26
Class T	297	21
Class B	644	495
Class C	551	456
	$ 1,594	$ 998

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Biotechnology

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,475	$ 2,470
Class T	3,499	2,371
Class B	0	0 *
Class C	0	0 *
	$ 7,974	$ 4,841

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 457
Class T	459
Class B	607
Class C	424
Institutional Class	123
$ 2,070

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $29 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 5,803
Class T	1.75%	8,232
Class B	2.25%	9,020
Class C	2.25%	7,622
Institutional Class	1.25%	2,593
		$ 33,270

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 11% of the total outstanding shares of the fund.

Biotechnology

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	December 27, 2000 (commencement of operations) to January 31,	December 27, 2000 (commencement of operations) to January 31,
	2001	2001

Class A Shares sold	156,680	$ 1,416,186
Class T Shares sold	280,316	$ 2,530,348
Shares redeemed	(1,162)	(10,182)
Net increase (decrease)	279,154	$ 2,520,166
Class B Shares sold	266,547	$ 2,396,197
Shares redeemed	(267)	(2,288)
Net increase (decrease)	266,280	$ 2,393,909
Class C Shares sold	212,821	$ 1,909,853
Institutional Class Shares sold	36,589	$ 347,340

Biotechnology

Advisor Consumer Industries Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Consumer - Inst CL	3.36%	-0.57%	95.80%
S&P 500	-3.98%	-0.90%	122.57%
GS Consumer Industries	7.36%	3.58%	89.28%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products, and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Consumer - Inst CL	-0.57%	16.44%
S&P 500	-0.90%	19.87%
GS Consumer Industries	3.58%	15.55%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $19,580 - a 95.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,928 - an 89.28% increase.

Semiannual Report

Advisor Consumer Industries Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
John Porter, Portfolio Manager of Fidelity Advisor Consumer Industries Fund

Q. How did the fund perform, John?

A. During the six-month period that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares had returns of 3.32%, 3.28%, 2.93% and 2.92%, respectively. In comparison, the Goldman Sachs Consumer Industries Index - an index of 271 stocks designed to measure the performance of companies in the consumer industries sector - returned 7.36% during the same period. The fund outperformed the Standard & Poor's 500 Index's return of -3.98% for the six-month period. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -0.83%, -0.96%, -1.56% and -1.50%, respectively. During the same period, the Goldman Sachs index and the S&P 500 index returned 3.58% and -0.90%, respectively.

A. During the six-month period that ended January 31, 2001, the fund's Institutional Class shares returned 3.36%. In comparison, the Goldman Sachs Consumer Industries Index - an index of 271 stocks designed to measure the performance of companies in the consumer industries sector - returned 7.36% during the same period. The fund outperformed the Standard & Poor's 500 Index's return of -3.98% for the six-month period. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned -0.57%. During the same period, the Goldman Sachs index and the S&P 500 index returned 3.58% and -0.90%, respectively.

Q. What factors caused the fund to underperform the Goldman Sachs index during the six-month period?

A. Overall, the slowing domestic economy had much to do with the fund's positioning and, subsequently, its performance. Going into the period, I positioned the fund defensively toward retail, as these economically sensitive stocks generally underperform during periods of economic weakness. At the same time, the fund was offensively positioned in consumer products because these stocks typically outperform the market in a weak economy. This strategy worked well for the first five months of the period as the economy worsened. However, a surprise interest-rate cut by the Federal Reserve Board on January 3, 2001, altered the perception of the macroeconomic outlook significantly. The Fed's action, which gave investors hope that an economic recovery was soon possible, was the catalyst for sharp monthly gains in the retail sector and a sizable pullback in defensive stocks, such as consumer products. As a result of this abrupt change in sentiment and sector performance during January, the fund's overall defensive positioning, which included underweighting retail and overweighting consumer staples, made up the bulk of its shortfall in relative performance for the six-month period.

Q. What about the fund's positioning in the wireless industry?

A. Our out-of-benchmark positions in wireless communications, such as Nextel Communications and Crown Castle International, hurt our relative performance as the telecommunications sector faced a number of negative short-term factors. Increasing competition, slowing demand for handsets and electronic components, and higher-than-expected licensing costs for 3G - or third generation bandwidth - all caused price depreciation within the sector. As these problems became evident, I sold off our holdings in both stocks.

Q. Which strategies worked out well?

A. Overweighting household products stocks, such as Procter & Gamble and Colgate-Palmolive, both of which rose briskly in value during the past six months, boosted our relative return. Consumer products manufacturers historically have done well during slowing economies because these basic necessities are among the last items on which people will cut back their spending. Consumers will continue to spend money to eat, wash and brush their teeth even if they've foregone purchasing big-ticket items such as automobiles. Elsewhere, our overweighting of tobacco stocks helped. Specifically, both Philip Morris and RJ Reynolds Tobacco moved sharply higher on the recognition of their strong fundamentals and as concerns about the tobacco litigation backdrop subsided.

Q. What stocks stood out as top performers? Which disappointed?

A. Walgreen was the fund's third-best contributor to performance, behind Philip Morris and Procter & Gamble. Investors bid up shares of the drug store giant as a defensive play on consumers' need for prescription drugs and on the company's attractive earnings growth relative to other areas of the market. Consumer products manufacturer Kimberly-Clark performed well in response to investors' shift into stable growth companies and to its strong fundamentals. On the down side, Walt Disney, the fund's biggest detractor, suffered from a decline in revenue at its ABC-TV network due to a softer advertising market and lower ratings, coupled with weaker-than-expected holiday sales at its Disney Stores consumer retail chain. Additionally, Pinnacle Holdings, a communications tower company, was hurt by a Securities and Exchange Commission inquiry into its accounting practices.

Q. What's your outlook?

A. I'll continue to position the fund to benefit from a slowing economy during the next six months, paying close attention to the monetary policy of the Federal Reserve Board. At the same time, should the sluggish economy begin to turn around in favor of faster growth, our positions in early cyclical stocks - or those that tend to move higher earlier in an expected recovery, such as media/broadcasting - should benefit the fund.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$33 million

Manager: John Porter, since 1999; joined Fidelity in 1995

3

Consumer Industries

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Procter & Gamble Co.	6.3
The Coca-Cola Co.	6.1
Philip Morris Companies, Inc.	6.1
Kimberly-Clark Corp.	4.4
Gillette Co.	3.4
Viacom, Inc. Class B (non-vtg.)	3.3
Clear Channel Communications, Inc.	3.3
Walt Disney Co.	3.0
Avon Products, Inc.	2.8
Omnicom Group, Inc.	2.4
41.1
Top Industries as of January 31, 2001
% of fund's net assets
Household Products	17.3%
Broadcasting	9.9%
Entertainment	9.4%
Beverages	7.9%
Foods	6.8%
All Others*	48.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Industries Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (Note 1)
ADVERTISING - 2.4%
Omnicom Group, Inc.	8,850	$ 808,005
APPAREL STORES - 4.2%
Abercrombie & Fitch Co. Class A (a)	2,500	74,525
American Eagle Outfitters, Inc. (a)	2,700	156,263
AnnTaylor Stores Corp. (a)	4,800	140,880
Gap, Inc.	16,368	533,597
Gymboree Corp. (a)	6,500	93,438
Talbots, Inc.	3,200	169,184
The Limited, Inc.	11,780	243,375
TOTAL APPAREL STORES		1,411,262
AUTOS, TIRES, & ACCESSORIES - 0.1%
AutoNation, Inc.	6,400	48,000
BEVERAGES - 7.9%
Anheuser-Busch Companies, Inc.	9,700	420,592
Pepsi Bottling Group, Inc.	5,100	198,900
The Coca-Cola Co.	35,800	2,076,400
TOTAL BEVERAGES		2,695,892
BROADCASTING - 9.9%
AT&T Corp. - Liberty Media Group Class A	39,800	672,620
Cablevision Systems Corp. Class A (a)	950	83,135
Citadel Communications Corp. (a)	2,900	73,225
Clear Channel Communications, Inc. (a)	17,269	1,126,111
Comcast Corp. Class A (special) (a)	10,200	436,688
Cox Communications, Inc. Class A (a)	4,500	209,070
E.W. Scripps Co. Class A	800	51,440
EchoStar Communications Corp. Class A (a)	1,200	37,050
Infinity Broadcasting Corp. Class A (a)	13,300	435,575
Radio One, Inc. Class A (a)	2,700	43,200
Univision Communications, Inc. Class A (a)	4,800	204,624
TOTAL BROADCASTING		3,372,738
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.	900	99,585
CONSUMER ELECTRONICS - 0.7%
Gemstar-TV Guide International, Inc. (a)	3,200	165,800
General Motors Corp. Class H	2,900	81,142
TOTAL CONSUMER ELECTRONICS		246,942
DRUG STORES - 3.0%
CVS Corp.	7,650	452,880
Walgreen Co.	13,600	556,784
TOTAL DRUG STORES		1,009,664

	Shares	Value (Note 1)
DRUGS & PHARMACEUTICALS - 0.7%
Bristol-Myers Squibb Co.	1,300	$ 80,457
Pfizer, Inc.	1,800	81,270
Schering-Plough Corp.	1,600	80,640
TOTAL DRUGS & PHARMACEUTICALS		242,367
ENTERTAINMENT - 9.4%
Carnival Corp.	6,400	206,464
Fox Entertainment Group, Inc. Class A (a)	21,400	481,500
Mandalay Resort Group (a)	7,400	160,654
MGM Mirage, Inc.	4,500	131,175
Park Place Entertainment Corp. (a)	5,600	63,000
Viacom, Inc. Class B (non-vtg.) (a)	20,405	1,126,356
Walt Disney Co.	34,100	1,038,345
TOTAL ENTERTAINMENT		3,207,494
FOODS - 6.8%
Earthgrains Co.	5,000	95,100
H.J. Heinz Co.	8,600	376,594
Hershey Foods Corp.	900	53,550
Keebler Foods Co.	5,400	225,882
Kellogg Co.	6,500	170,300
PepsiCo, Inc.	16,400	722,748
Quaker Oats Co.	3,200	304,000
Reckitt Benckiser PLC	6,000	76,876
Sysco Corp.	6,800	183,056
Wm. Wrigley Jr. Co.	1,000	87,400
TOTAL FOODS		2,295,506
GENERAL MERCHANDISE STORES - 2.5%
BJ's Wholesale Club, Inc. (a)	2,600	111,150
Dollar General Corp.	4,900	95,452
Federated Department Stores, Inc. (a)	1,600	71,296
The May Department Stores Co.	1,600	62,320
Wal-Mart Stores, Inc.	8,800	499,840
TOTAL GENERAL MERCHANDISE STORES		840,058
GROCERY STORES - 2.9%
Kroger Co. (a)	14,900	365,795
Safeway, Inc. (a)	7,350	372,425
Whole Foods Market, Inc. (a)	4,600	261,625
TOTAL GROCERY STORES		999,845
HOUSEHOLD PRODUCTS - 17.3%
Avon Products, Inc.	22,950	970,785
Colgate-Palmolive Co.	12,400	744,992
Estee Lauder Companies, Inc. Class A	16,030	610,743
Gillette Co.	36,600	1,157,292
Common Stocks - continued
	Shares	Value (Note 1)
HOUSEHOLD PRODUCTS - CONTINUED
Procter & Gamble Co.	29,685	$ 2,132,567
Unilever NV (NY Shares)	4,900	277,144
TOTAL HOUSEHOLD PRODUCTS		5,893,523
LEISURE DURABLES & TOYS - 0.1%
Harley-Davidson, Inc.	800	36,312
LODGING & GAMING - 1.3%
Harrah's Entertainment, Inc. (a)	5,100	149,838
Hilton Hotels Corp.	3,500	41,440
International Game Technology (a)	1,100	52,657
Marriott International, Inc. Class A	1,800	83,088
Starwood Hotels & Resorts Worldwide, Inc. unit	2,500	96,250
TOTAL LODGING & GAMING		423,273
PACKAGING & CONTAINERS - 0.2%
Tupperware Corp.	2,700	56,862
PAPER & FOREST PRODUCTS - 4.4%
Kimberly-Clark Corp.	23,100	1,495,725
PUBLISHING - 2.7%
Dow Jones & Co., Inc.	600	36,390
Gannett Co., Inc.	3,500	221,900
Harcourt General, Inc.	1,750	100,485
Houghton Mifflin Co.	900	37,944
McGraw-Hill Companies, Inc.	5,100	325,635
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	2,700	31,752
Scholastic Corp. (a)	1,300	59,069
The New York Times Co. Class A	2,600	113,334
TOTAL PUBLISHING		926,509
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Pinnacle Holdings, Inc. (a)	6,900	84,525
RESTAURANTS - 3.0%
CEC Entertainment, Inc. (a)	3,350	123,079
Jack in the Box, Inc. (a)	4,300	120,400
McDonald's Corp.	18,100	531,235
Papa John's International, Inc. (a)	1,900	45,363
Starbucks Corp. (a)	1,400	69,913
Tricon Global Restaurants, Inc. (a)	3,300	118,866
TOTAL RESTAURANTS		1,008,856
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
Alberto-Culver Co. Class A	2,800	89,320
Bed Bath & Beyond, Inc. (a)	2,900	77,031
Best Buy Co., Inc. (a)	5,400	268,920

	Shares	Value (Note 1)
Circuit City Stores, Inc. - Circuit City Group	2,300	$ 43,470
Home Depot, Inc.	9,200	443,440
Staples, Inc. (a)	1,050	17,391
Ultimate Electronics, Inc. (a)	2,700	84,375
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS		1,023,947
SERVICES - 1.8%
Cintas Corp.	700	32,681
Dun & Bradstreet Corp. (a)	1,550	38,905
Manpower, Inc.	3,900	133,575
Moody's Corp.	900	25,200
Robert Half International, Inc. (a)	4,400	117,700
True North Communications	5,000	204,150
Viad Corp.	2,900	68,875
TOTAL SERVICES		621,086
TEXTILES & APPAREL - 1.4%
Coach, Inc.	3,700	124,875
Gucci Group NV (NY Shares)	700	63,770
NIKE, Inc. Class B	4,100	225,582
Tommy Hilfiger Corp. (a)	4,700	66,740
TOTAL TEXTILES & APPAREL		480,967
TOBACCO - 6.4%
Philip Morris Companies, Inc.	47,100	2,072,400
RJ Reynolds Tobacco Holdings, Inc.	1,900	100,605
TOTAL TOBACCO		2,173,005
TOTAL COMMON STOCKS (Cost $26,838,118)		31,501,948
Cash Equivalents - 9.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01	$ 42,007	$ 42,000
	Shares
Fidelity Cash Central Fund, 6.14% (b)	2,403,510	2,403,510
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	720,392	720,392
TOTAL CASH EQUIVALENTS (Cost $3,165,902)		3,165,902
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $30,004,020)		34,667,850
NET OTHER ASSETS - (2.0)%		(670,219)
NET ASSETS - 100%		$ 33,997,631
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $30,431,720. Net unrealized appreciation aggregated $4,236,130, of which $5,294,918 related to appreciated investment securities and $1,058,788 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $435,000 all of which will expire on July 31, 2008.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $204,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

Consumer Industries

See accompanying notes which are an integral part of the financial statements.

Advisor Consumer Industries Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $42,000) (cost $30,004,020) - See accompanying schedule		$ 34,667,850
Cash		58,243
Receivable for investments sold		486,539
Receivable for fund shares sold		101,329
Dividends receivable		20,827
Interest receivable		13,540
Redemption fees receivable		58
Other receivables		416
Total assets		35,348,802
Liabilities
Payable for investments purchased	$ 498,366
Payable for fund shares redeemed	88,059
Accrued management fee	2,807
Distribution fees payable	18,236
Other payables and accrued expenses	23,311
Collateral on securities loaned, at value	720,392
Total liabilities		1,351,171
Net Assets		$ 33,997,631
Net Assets consist of:
Paid in capital		$ 29,054,281
Accumulated net investment loss		(40,033)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		319,553
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,663,830
Net Assets		$ 33,997,631
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,038,891 ÷ 259,845 shares)		$15.54
Maximum offering price per share (100/94.25 of $15.54)		$16.49
Class T: Net Asset Value and redemption price per share ($13,149,288 ÷ 852,489 shares)		$15.42
Maximum offering price per share (100/96.50 of $15.42)		$15.98
Class B: Net Asset Value and offering price per share ($10,971,652 ÷ 725,419 shares) A		$15.12
Class C: Net Asset Value and offering price per share ($4,186,847 ÷ 276,451 shares) A		$15.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,650,953 ÷ 105,236 shares)		$15.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 172,482
Interest		82,631
Security lending		1,790
Total income		256,903
Expenses
Management fee	$ 89,429
Transfer agent fees	63,981
Distribution fees	102,080
Accounting and security lending fees	30,054
Non-interested trustees' compensation	58
Custodian fees and expenses	4,179
Registration fees	54,416
Audit	12,673
Legal	62
Miscellaneous	415
Total expenses before reductions	357,347
Expense reductions	(60,411)	296,936
Net investment income (loss)		(40,033)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,301,969
Foreign currency transactions	(104)	1,301,865
Change in net unrealized appreciation (depreciation) on:
Investment securities	(220,516)
Assets and liabilities in foreign currencies	163	(220,353)
Net gain (loss)		1,081,512
Net increase (decrease) in net assets resulting from operations		$ 1,041,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (40,033)	$ (207,934)
Net realized gain (loss)	1,301,865	(841,391)
Change in net unrealized appreciation (depreciation)	(220,353)	(865,658)
Net increase (decrease) in net assets resulting from operations	1,041,479	(1,914,983)
Distributions to shareholders From net realized gain	-	(498,458)
In excess of net realized gain	-	(154,415)
Total distributions	-	(652,873)
Share transactions - net increase (decrease)	2,552,451	(10,822,065)
Redemption fees	1,522	29,843
Total increase (decrease) in net assets	3,595,452	(13,360,078)
Net Assets
Beginning of period	30,402,179	43,762,257
End of period (including accumulated net investment loss of $40,033 and $0, respectively)	$ 33,997,631	$ 30,402,179

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.04	$ 16.01	$ 15.08	$ 13.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.04)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	.49	(.68)	1.80	3.31	3.60
Total from investment operations	.50	(.72)	1.77	3.25	3.55
Less Distributions
From net realized gain	-	(.20)	(.85)	(1.68)	(.07)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.85)	(1.68)	(.07)
Redemption fees added to paid in capital	.00	.01	.01	.03	-
Net asset value, end of period	$ 15.54	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Total Return B, C	3.32%	(4.48)%	13.49%	27.48%	35.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,039	$ 3,609	$ 3,504	$ 2,220	$ 944
Ratio of expenses to average net assets	1.50% A, F	1.50% F	1.55% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% A, G	1.49% G	1.54% G	1.73% G	1.73% A, G
Ratio of net investment income (loss) to average net assets	.15% A	(.24)%	(.19)%	(.47)%	(.50)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.93	$ 15.93	$ 15.00	$ 13.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.08)	(.06)	(.10)	(.09)
Net realized and unrealized gain (loss)	.50	(.67)	1.79	3.28	3.60
Total from investment operations	.49	(.75)	1.73	3.18	3.51
Less Distributions
From net realized gain	-	(.20)	(.81)	(1.66)	(.06)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.81)	(1.66)	(.06)
Redemption fees added to paid in capital	.00	.01	.01	.03	-
Net asset value, end of period	$ 15.42	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Total Return B, C	3.28%	(4.69)%	13.20%	26.93%	35.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,149	$ 13,275	$ 21,714	$ 13,989	$ 7,314
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.79% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% A, G	1.73% G	1.77% G	1.98% G	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.10)% A	(.49)%	(.42)%	(.71)%	(.83)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 14.69	$ 15.76	$ 14.91	$ 13.42	$ 11.46
Income from Investment Operations
Net investment income (loss) D	(.04)	(.15)	(.14)	(.17)	(.08)
Net realized and unrealized gain (loss)	.47	(.67)	1.79	3.26	2.04
Total from investment operations	.43	(.82)	1.65	3.09	1.96
Less Distributions
From net realized gain	-	(.20)	(.81)	(1.64)	-
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.81)	(1.64)	-
Redemption fees added to paid in capital	.00	.01	.01	.04	-
Net asset value, end of period	$ 15.12	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Total Return B, C	2.93%	(5.19)%	12.71%	26.30%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,972	$ 9,021	$ 9,832	$ 5,419	$ 596
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.30% G	2.48% G	2.46% A, G
Ratio of net investment income (loss) to average net assets	(.60)% A	(.99)%	(.95)%	(1.23)%	(1.60)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 14.71	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) D	(.04)	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	.47	(.67)	1.80	2.87
Total from investment operations	.43	(.82)	1.65	2.74
Less Distributions
From net realized gain	-	(.20)	(.83)	(.49)
In excess of net realized gain	-	(.06)	-	-
Total distributions	-	(.26)	(.83)	(.49)
Redemption fees added to paid in capital	.00	.01	.01	.04
Net asset value, end of period	$ 15.14	$ 14.71	$ 15.78	$ 14.95
Total Return B, C	2.92%	(5.19)%	12.72%	22.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,187	$ 3,048	$ 2,758	$ 1,461
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.32% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.30% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.60)% A	(.99)%	(.95)%	(1.27)% A
Portfolio turnover rate	91% A	69%	80%	144%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.18	$ 16.11	$ 15.12	$ 13.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.00	.02	(.03)	(.01)
Net realized and unrealized gain (loss)	.48	(.69)	1.81	3.31	3.59
Total from investment operations	.51	(.69)	1.83	3.28	3.58
Less Distributions
From net realized gain	-	(.20)	(.85)	(1.70)	(.07)
In excess of net realized gain	-	(.06)	-	-	-
Total distributions	-	(.26)	(.85)	(1.70)	(.07)
Redemption fees added to paid in capital	.00	.02	.01	.03	-
Net asset value, end of period	$ 15.69	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Total Return B, C	3.36%	(4.20)%	13.87%	27.70%	35.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,651	$ 1,449	$ 5,954	$ 4,745	$ 1,333
Ratio of expenses to average net assets	1.25% A, F	1.25% F	1.26% F	1.50% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.24% A, G	1.24% G	1.24% G	1.48% G	1.48% A, G
Ratio of net investment income to average net assets	.40% A	.01%	.11%	(.20)%	(.13)% A
Portfolio turnover rate	91% A	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,911,407 and $13,235,738, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,667	$ 6
Class T	31,969	0
Class B	47,704	35,778
Class C	17,740	8,776
	$ 102,080	$ 44,560

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Consumer Industries

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,586	$ 2,913
Class T	8,985	2,310
Class B	18,554	18,554*
Class C	582	582*
	$ 32,707	$ 24,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,755	.36*
Class T	25,057	.39*
Class B	20,355	.42*
Class C	7,269	.41*
Institutional Class	4,545	.61*
	$ 63,981

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $752 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $674,859. The fund received cash collateral of $720,392, which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 6,189
Class T	1.75%	22,963
Class B	2.25%	18,657
Class C	2.25%	6,665
Institutional Class	1.25%	4,336
		$ 58,810

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,225 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class T	$ 372

Consumer Industries

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net realized gain
Class A	$ -	$ 42,252
Class T	-	225,103
Class B	-	124,768
Class C	-	33,851
Institutional Class	-	72,484
Total	$ -	$ 498,458
In excess of net realized gain
Class A	$ -	$ 13,089
Class T	-	69,734
Class B	-	38,651
Class C	-	10,487
Institutional Class	-	22,454
Total	$ -	$ 154,415
	$ -	$ 652,873

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	54,485	175,164	$ 815,608	$ 2,691,443
Reinvestment of distributions	-	3,047	-	47,113
Shares redeemed	(34,560)	(157,159)	(513,428)	(2,408,041)
Net increase (decrease)	19,925	21,052	$ 302,180	$ 330,515
Class T Shares sold	107,213	258,873	$ 1,607,778	$ 3,976,219
Reinvestment of distributions	-	17,994	-	276,740
Shares redeemed	(143,585)	(750,965)	(2,144,932)	(11,598,163)
Net increase (decrease)	(36,372)	(474,098)	$ (537,154)	$ (7,345,204)
Class B Shares sold	184,036	267,514	$ 2,685,706	$ 4,069,631
Reinvestment of distributions	-	9,759	-	148,334
Shares redeemed	(72,567)	(287,327)	(1,054,052)	(4,326,711)
Net increase (decrease)	111,469	(10,054)	$ 1,631,654	$ (108,746)
Class C Shares sold	93,503	140,701	$ 1,352,560	$ 2,142,602
Reinvestment of distributions	-	2,696	-	41,038
Shares redeemed	(24,202)	(111,068)	(352,406)	(1,685,976)
Net increase (decrease)	69,301	32,329	$ 1,000,154	$ 497,664
Institutional Class Shares sold	35,863	54,848	$ 546,620	$ 838,836
Reinvestment of distributions	-	4,957	-	77,138
Shares redeemed	(26,082)	(333,892)	(391,003)	(5,112,268)
Net increase (decrease)	9,781	(274,087)	$ 155,617	$ (4,196,294)

Consumer Industries

Advisor Cyclical Industries Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Cyclical - Inst CL	13.31%	19.32%	83.17%
S&P 500	-3.98%	-0.90%	122.57%
GS Cyclical Industries	10.55%	10.49%	52.74%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 235 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Cyclical - Inst CL	19.32%	14.70%
S&P 500	-0.90%	19.87%
GS Cyclical Industries	10.49%	10.07%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $18,317 - an 83.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,274 - a 52.74% increase.

Semiannual Report

Advisor Cyclical Industries Fund
Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

Note to shareholders: The following is an interview with Brian Hogan, who managed Fidelity Advisor Cyclical Industries Fund during most of the period covered by this report, with additional comments from Pratima Abichandani, who became manager of the fund on December 31, 2000.

Q. How did the fund perform, Brian?

B.H. The fund performed well. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 12.84%, 12.82%, 12.49% and 12.70%, respectively. For the same six-month period, the Goldman Sachs Cyclical Industries Index - an index of 235 stocks designed to measure the performance of companies in the cyclical industries sector - returned 10.55%, while the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 18.89%, 18.72%, 18.01% and 18.04%, respectively, while the Goldman Sachs Cyclical Industries Index returned 10.49%. The S&P 500 lost 0.90% during the same 12 months.

B.H. The fund performed well. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned 13.31%. For the same six-month period, the Goldman Sachs Cyclical Industries Index - an index of 235 stocks designed to measure the performance of companies in the cyclical industries sector - returned 10.55%, while the Standard & Poor's 500 Index returned -3.98%. For the year that ended January 31, 2001, the fund returned 19.32%, while the Goldman Sachs index and the S&P 500 returned 10.49% and -0.90%, respectively.

Q. What factors affected cyclical industry stocks during the period?

B.H. The past six months generally were positive for cyclical industry stocks. First, overall stock market volatility and the demise of a number of high price-to-earnings (P/E) stocks - particularly in the technology sector - focused investors on fundamental investment characteristics, such as valuations. Since many cyclical stocks were valued at or near their historical lows during the period, they gained investor appeal. Second, negative conditions that had pressured cyclical stock prices, including earnings disappointments, high crude oil prices and weak overseas currencies such as the euro, began to moderate, contributing to an improved investment environment.

Q. What helped the fund outperform the Goldman Sachs index during the past six months?

B.H. I became increasingly sensitive to valuations and broadened the fund's holdings. By focusing on cyclical industry sectors with exceptionally low valuations, we identified several fundamentally attractive sectors, including railroads, appliances, machinery and equipment, and packaging. Relative to the index, I increased the fund's holdings within those sectors, effectively diversifying the fund across a larger number of lower P/E stocks that rallied, and reducing its exposure to higher P/E stocks that underperformed. Underweighting auto manufacturers also supported the fund's performance. Higher gas prices and shifting consumer preferences contributed to declining sales despite increased consumer incentives, which pressured margins and led the major automakers to announce production cuts.

Q. Which stocks performed well for the fund?

B.H. Fluor, a global engineering and construction company, benefited from higher oil prices that encouraged its oil exploration and production customers to increase capital spending. Fluor also benefited from spinning-off Massey Energy, a coal industry leader that experienced favorable supply and demand dynamics, enabling powerful price increases and margin expansion. Praxair, an industrial gas company, outperformed based on expectations for earnings gains related to a new technology that could raise the efficiency of steel industry blast furnaces. Ball Corp., which manufactures beverage cans and plastic bottles, performed well as a result of solid earnings growth and a simple, but effective, strategy of removing excess production capacity and using free cash flow to pay down debt. Tyco, the fund's largest holding, performed solidly on the basis of a diversified earnings stream, strategic acquisitions and market share gains. Expectations for higher defense spending in the wake of George W. Bush's presidential victory boosted stock prices in the aerospace and defense sector, including the fund's investments in Boeing, United Technologies and General Dynamics.

Q. Which stocks were disappointing?

B.H. General Electric was the largest disappointment. Although GE remains a solid company with outstanding business prospects and was one of the fund's largest holdings, its stock price declined during the period in response to its announced acquisition of Honeywell, a company generally considered inferior to GE. As a result, investors were reluctant to award GE's earnings multiple to Honeywell's earnings, which diluted GE's multiple and sent the stock price down. In addition, GE was one of the first large, diversified companies to address the potential severity of the current economic slowdown. While GE's earnings outlook remains strong, their frank assessment was unwelcome to investors, and the stock declined further.

Q. Turning to you, Pratima, what's your outlook for the coming months?

P.A. On one hand, I'm optimistic. Factors that created a tough environment for cyclicals last year, including high oil prices, weak exchange rates and rising interest rates, have reversed direction. On the other hand, the Fed's success in stimulating the economy remains uncertain. Given the mixed environment, I anticipate managing a balanced portfolio comprising companies that tend to perform well coming out of a recession, outperform in a falling interest-rate environment and have good earnings visibility.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions. For more information, see page 3.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than $12 million

Manager: Pratima Abichandani, since December 2000; joined Fidelity in 1994

3

Semiannual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Tyco International Ltd.	8.9
General Electric Co.	7.2
Minnesota Mining & Manufacturing Co.	3.6
Boeing Co.	3.5
E.I. du Pont de Nemours and Co.	3.1
Ford Motor Co.	2.7
Emerson Electric Co.	2.7
Honeywell International, Inc.	2.5
United Technologies Corp.	2.3
Union Carbide Corp.	1.9
38.4
Top Industries as of January 31, 2001
% of fund's net assets
Industrial Machinery & Equipment	16.0%
Aerospace & Defense	12.9%
Chemicals & Plastics	11.9%
Electrical Equipment	10.3%
Autos, Tires, & Accessories	9.5%
All Others*	39.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Cyclical Industries Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 12.9%
Alliant Techsystems, Inc. (a)	1,250	$ 86,625
BFGoodrich Co.	1,500	54,000
Boeing Co.	7,200	421,200
Honeywell International, Inc.	6,412	302,967
ITT Industries, Inc.	500	19,925
Lockheed Martin Corp.	4,614	160,014
Northrop Grumman Corp.	400	34,672
Rockwell International Corp.	2,100	99,078
Textron, Inc.	1,800	91,800
United Technologies Corp.	3,711	278,251
TOTAL AEROSPACE & DEFENSE		1,548,532
AGRICULTURE - 0.1%
Delta & Pine Land Co.	500	11,500
AIR TRANSPORTATION - 2.5%
AMR Corp.	600	23,454
Atlas Air, Inc. (a)	100	3,409
Continental Airlines, Inc. Class B (a)	900	46,935
Delta Air Lines, Inc.	600	28,332
Northwest Airlines Corp. (a)	2,350	58,309
Ryanair Holdings PLC sponsored ADR (a)	100	5,744
SkyWest, Inc.	400	9,925
Southwest Airlines Co.	3,225	101,039
US Airways Group, Inc. (a)	500	22,425
TOTAL AIR TRANSPORTATION		299,572
AUTOS, TIRES, & ACCESSORIES - 9.5%
AutoNation, Inc.	3,000	22,500
DaimlerChrysler AG (Reg.)	900	42,777
Danaher Corp.	2,050	132,184
Delphi Automotive Systems Corp.	1,100	16,236
Eaton Corp.	900	61,920
Ford Motor Co.	11,612	327,342
General Motors Corp.	3,506	188,272
Johnson Controls, Inc.	700	45,486
Lear Corp. (a)	600	17,454
Lithia Motors, Inc. Class A (a)	900	13,095
Michelin SA (Compagnie Generale des Etablissements) Series B	800	30,720
Navistar International Corp. (a)	1,490	41,377
O'Reilly Automotive, Inc. (a)	600	13,500
PACCAR, Inc.	500	25,188
SPX Corp. (a)	700	70,210
Toyota Motor Corp.	1,000	34,112
TRW, Inc.	1,700	61,812
TOTAL AUTOS, TIRES, & ACCESSORIES		1,144,185

	Shares	Value (Note 1)
BUILDING MATERIALS - 3.1%
American Standard Companies, Inc. (a)	1,700	$ 87,737
Ferro Corp.	200	4,708
Johns Manville Corp.	800	10,360
Lafarge Corp.	700	19,033
Masco Corp.	4,600	110,400
Sherwin-Williams Co.	1,800	48,330
Texas Industries, Inc.	200	5,580
Vulcan Materials Co.	1,000	45,480
York International Corp.	1,300	39,975
TOTAL BUILDING MATERIALS		371,603
CHEMICALS & PLASTICS - 11.9%
Air Products & Chemicals, Inc.	1,000	37,770
Arch Chemicals, Inc.	1,200	24,492
Avery Dennison Corp.	2,580	139,888
Cabot Corp.	500	16,125
Cabot Microelectronics Corp.	40	3,393
Crompton Corp.	793	8,929
Dow Chemical Co.	300	10,290
E.I. du Pont de Nemours and Co.	8,660	378,529
Georgia Gulf Corp.	2,000	33,980
Lyondell Chemical Co.	6,400	104,000
Millennium Chemicals, Inc.	4,000	67,480
PolyOne Corp.	2,700	22,140
Potash Corp. of Saskatchewan	300	19,919
PPG Industries, Inc.	900	41,562
Praxair, Inc.	5,000	221,650
Rohm & Haas Co.	600	21,540
Sealed Air Corp. (a)	10	318
Solutia, Inc.	2,000	25,120
Spartech Corp.	1,300	24,700
Union Carbide Corp.	4,400	228,580
TOTAL CHEMICALS & PLASTICS		1,430,405
COAL - 0.4%
Massey Energy Corp.	3,000	52,170
COMPUTER SERVICES & SOFTWARE - 0.0%
Sabre Holdings Corp. Class A	6	261
CONSTRUCTION - 1.2%
Centex Corp.	500	20,420
D.R. Horton, Inc.	4	94
Fluor Corp. New	2,700	87,588
Granite Construction, Inc.	300	8,883
Jacobs Engineering Group, Inc. (a)	400	19,100
KB HOME (a)	300	9,603
Lennar Corp.	100	3,680
TOTAL CONSTRUCTION		149,368
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DURABLES - 3.8%
Minnesota Mining & Manufacturing Co.	3,900	$ 431,535
Snap-On, Inc.	1,000	29,500
TOTAL CONSUMER DURABLES		461,035
CONSUMER ELECTRONICS - 1.1%
Black & Decker Corp.	1,600	71,600
General Motors Corp. Class H	676	18,914
Maytag Corp.	1,200	42,000
TOTAL CONSUMER ELECTRONICS		132,514
DEFENSE ELECTRONICS - 0.6%
Raytheon Co. Class A	2,200	74,030
DRUGS & PHARMACEUTICALS - 0.1%
Sigma-Aldrich Corp.	300	11,888
ELECTRIC UTILITY - 0.1%
Ogden Corp. (a)	400	6,716
ELECTRICAL EQUIPMENT - 10.3%
Baldor Electric Co.	400	8,728
C&D Technologies, Inc.	200	11,100
Emerson Electric Co.	4,300	326,800
General Electric Co.	18,800	864,800
Hubbell, Inc. Class B	400	11,452
Plug Power, Inc. (a)	80	2,130
Roper Industries, Inc.	400	15,320
TOTAL ELECTRICAL EQUIPMENT		1,240,330
ELECTRONIC INSTRUMENTS - 1.8%
Agilent Technologies, Inc. (a)	1,700	92,735
PerkinElmer, Inc.	100	9,749
Thermo Electron Corp. (a)	3,900	115,635
TOTAL ELECTRONIC INSTRUMENTS		218,119
ELECTRONICS - 0.6%
Intel Corp.	1,200	44,400
Molex, Inc.	200	8,688
Molex, Inc. Class A	500	15,813
TOTAL ELECTRONICS		68,901
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc.	3,100	65,100
HOUSEHOLD PRODUCTS - 0.2%
Aptargroup, Inc.	600	17,952
INDUSTRIAL MACHINERY & EQUIPMENT - 16.0%
Axcelis Technologies, Inc.	707	7,910
Ballard Power Systems, Inc. (a)	400	30,695
Caterpillar, Inc.	3,900	172,458
CNH Global NV	1,100	10,175

	Shares	Value (Note 1)
Deere & Co.	1,900	$ 81,548
Dover Corp.	1,900	78,660
Illinois Tool Works, Inc.	3,100	203,050
Ingersoll-Rand Co.	2,600	115,206
Kennametal, Inc.	200	5,470
Parker-Hannifin Corp.	1,900	83,220
Pentair, Inc.	1,800	49,932
The Stanley Works	300	10,296
Tyco International Ltd.	17,350	1,068,757
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		1,917,377
IRON & STEEL - 0.7%
Allegheny Technologies, Inc.	900	15,165
Bethlehem Steel Corp. (a)	300	720
Crane Co.	600	16,482
Nucor Corp.	1,000	41,400
USX - U.S. Steel Group	500	7,820
TOTAL IRON & STEEL		81,587
LEASING & RENTAL - 0.0%
Ryder System, Inc.	250	4,963
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Millipore Corp.	900	49,950
MEDICAL FACILITIES MANAGEMENT - 0.0%
Apria Healthcare Group, Inc. (a)	100	2,695
METALS & MINING - 0.9%
Alcoa, Inc.	2,140	78,624
Martin Marietta Materials, Inc.	574	24,320
TOTAL METALS & MINING		102,944
OIL & GAS - 0.3%
Cooper Cameron Corp. (a)	600	38,538
PACKAGING & CONTAINERS - 0.7%
Ball Corp.	400	15,984
Bemis Co., Inc.	1,900	62,719
TOTAL PACKAGING & CONTAINERS		78,703
PAPER & FOREST PRODUCTS - 1.1%
Albany International Corp. Class A	800	13,360
Bowater, Inc.	800	42,200
Mead Corp.	1,300	39,455
Pactiv Corp. (a)	3,200	37,824
TOTAL PAPER & FOREST PRODUCTS		132,839
POLLUTION CONTROL - 1.3%
Republic Services, Inc. (a)	3,100	42,625
Waste Management, Inc.	4,500	109,800
TOTAL POLLUTION CONTROL		152,425
Common Stocks - continued
	Shares	Value (Note 1)
RAILROADS - 4.9%
Burlington Northern Santa Fe Corp.	4,300	$ 131,623
Canadian National Railway Co.	1,600	59,512
Canadian Pacific Ltd.	3,200	98,759
CSX Corp.	1,450	44,225
Kansas City Southern Industries, Inc.	25	316
Norfolk Southern Corp.	1,300	21,229
Union Pacific Corp.	4,300	227,814
TOTAL RAILROADS		583,478
SERVICES - 0.8%
Ecolab, Inc.	2,200	91,410
SHIP BUILDING & REPAIR - 1.7%
Dril-Quip, Inc. (a)	500	13,320
General Dynamics Corp.	2,300	163,254
Newport News Shipbuilding, Inc.	600	30,366
TOTAL SHIP BUILDING & REPAIR		206,940
SHIPPING - 0.1%
Teekay Shipping Corp.	200	6,846
TEXTILES & APPAREL - 0.1%
Polymer Group, Inc.	1,500	10,350
TRUCKING & FREIGHT - 1.6%
C.H. Robinson Worldwide, Inc.	300	8,981
CNF, Inc.	500	17,160
Expeditors International of Washington, Inc.	1,200	69,975
FedEx Corp. (a)	1,600	72,608
Heartland Express, Inc. (a)	200	5,050
Knights Transportation, Inc. (a)	300	7,313
USFreightways Corp.	400	14,800
TOTAL TRUCKING & FREIGHT		195,887
TOTAL COMMON STOCKS (Cost $9,594,845)		10,961,113
Cash Equivalents - 12.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.14% (b)	1,425,121	$ 1,425,121
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	47,572	47,572
TOTAL CASH EQUIVALENTS (Cost $1,472,693)		1,472,693
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $11,067,538)		12,433,806
NET OTHER ASSETS - (3.6)%		(430,641)
NET ASSETS - 100%		$ 12,003,165
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $11,104,638. Net unrealized appreciation aggregated $1,329,168, of which $1,838,506 related to appreciated investment securities and $509,338 related to depreciated investment securities.

Cyclical Industries

See accompanying notes which are an integral part of the financial statements.

Advisor Cyclical Industries Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $11,067,538) - See accompanying schedule		$ 12,433,806
Receivable for fund shares sold		300,889
Dividends receivable		7,386
Interest receivable		4,560
Other receivables		760
Receivable from investment adviser for expense reductions		14,372
Total assets		12,761,773
Liabilities
Payable to custodian bank	$ 11,772
Payable for investments purchased	651,044
Payable for fund shares redeemed	29,499
Distribution fees payable	4,898
Other payables andaccrued expenses	13,823
Collateral on securities loaned, at value	47,572
Total liabilities		758,608
Net Assets		$ 12,003,165
Net Assets consist of:
Paid in capital		$ 10,693,211
Distributions in excess of net investment income		(6,115)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,366,269
Net Assets		$ 12,003,165
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,369,804 ÷ 92,391 shares)		$14.83
Maximum offering price per share (100/94.25 of $14.83)		$15.73
Class T: Net Asset Value and redemption price per share ($4,966,441 ÷ 336,111 shares)		$14.78
Maximum offering price per share (100/96.50 of $14.78)		$15.32
Class B: Net Asset Value and offering price per share ($2,779,458 ÷ 191,600 shares) A		$14.51
Class C: Net Asset Value and offering price per share ($1,016,205 ÷ 69,728 shares) A		$14.57
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,871,257 ÷ 124,574 shares)		$15.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 65,204
Interest		27,468
Security lending		325
Total income		92,997
Expenses
Management fee	$ 27,359
Transfer agent fees	18,359
Distribution fees	25,477
Accounting and security lending fees	30,014
Non-interested trustees' compensation	32
Custodian fees and expenses	3,617
Registration fees	53,803
Audit	12,629
Legal	23
Miscellaneous	111
Total expenses before reductions	171,424
Expense reductions	(86,247)	85,177
Net investment income		7,820
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	59,646
Foreign currency transactions	45	59,691
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,120,519
Assets and liabilities in foreign currencies	(10)	1,120,509
Net gain (loss)		1,180,200
Net increase (decrease) in net assets resulting from operations		$ 1,188,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ 7,820	$ (6,205)
Net realized gain (loss)	59,691	388,588
Change in net unrealized appreciation (depreciation)	1,120,509	(709,070)
Net increase (decrease) in net assets resulting from operations	1,188,020	(326,687)
Distributions to shareholders From net investment income	(7,820)	-
In excess of net investment income	(6,115)	-
From net realized gain	(207,297)	(178,082)
In excess of net realized gain	(50,200)	-
Total distributions	(271,432)	(178,082)
Share transactions - net increase (decrease)	2,018,442	(1,671,247)
Redemption fees	811	5,080
Total increase (decrease) in net assets	2,935,841	(2,170,936)
Net Assets
Beginning of period	9,067,324	11,238,260
End of period (including distributions in excess of net investment income of $6,115 and $0, respectively)	$ 12,003,165	$ 9,067,324

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 13.56	$ 14.13	$ 13.56	$ 13.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02	.01	(.03)	(.01)
Net realized and unrealized gain (loss)	1.68	(.33)	1.23	.76	3.89
Total from investment operations	1.71	(.31)	1.24	.73	3.88
Less Distributions
From net investment income	(.02)	-	-	-	(.01)
In excess of net investment income	(.02)	-	-	-	-
From net realized gain	(.32)	(.27)	(.68)	(.99)	(.08)
In excess of net realized gain	(.08)	-	-	-	-
Total distributions	(.44)	(.27)	(.68)	(.99)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.02	.01
Net asset value, end of period	$ 14.83	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Total Return B, C	12.84%	(2.13)%	10.81%	6.05%	39.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,370	$ 973	$ 896	$ 471	$ 365
Ratio of expenses to average net assets	1.50% A, F	1.50% F	1.56% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% A, G	1.49% G	1.54% G	1.75%	1.73% A, G
Ratio of net investment income to average net assets	.45% A	.18%	.05%	(.22)%	(.09)% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 13.48	$ 14.07	$ 13.51	$ 13.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	1.69	(.34)	1.24	.77	3.89
Total from investment operations	1.70	(.35)	1.21	.71	3.85
Less Distributions
From net investment income	(.01)	-	-	-	(.01)
From net realized gain	(.31)	(.25)	(.66)	(.99)	(.08)
In excess of net realized gain	(.08)	-	-	-	-
Total distributions	(.40)	(.25)	(.66)	(.99)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.02	.01
Net asset value, end of period	$ 14.78	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Total Return B, C	12.82%	(2.43)%	10.57%	5.91%	38.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,966	$ 3,885	$ 3,471	$ 2,973	$ 1,920
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.83% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% A, G	1.74% G	1.81% G	2.00%	1.97% A, G
Ratio of net investment income to average net assets	.20% A	(.07)%	(.22)%	(.47)%	(.37)% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 13.25	$ 13.89	$ 13.40	$ 13.75	$ 11.56
Income from Investment Operations
Net investment income (loss) D	(.02)	(.07)	(.09)	(.14)	(.06)
Net realized and unrealized gain (loss)	1.65	(.34)	1.22	.76	2.25
Total from investment operations	1.63	(.41)	1.13	.62	2.19
Less Distributions
From net realized gain	(.30)	(.24)	(.65)	(.99)	-
In excess of net realized gain	(.07)	-	-	-	-
Total distributions	(.37)	(.24)	(.65)	(.99)	-
Redemption fees added to paid in capital	.00	.01	.01	.02	-
Net asset value, end of period	$ 14.51	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Total Return B, C	12.49%	(2.90)%	10.01%	5.23%	18.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,779	$ 1,879	$ 2,043	$ 985	$ 252
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.29% G	2.50%	2.45% A, G
Ratio of net investment income to average net assets	(.30)% A	(.57)%	(.70)%	(1.03)%	(1.11)% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 13.26	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	1.68	(.36)	1.20	1.39
Total from investment operations	1.66	(.44)	1.11	1.28
Less Distributions
From net realized gain	(.28)	(.22)	(.67)	(.38)
In excess of net realized gain	(.07)	-	-	-
Total distributions	(.35)	(.22)	(.67)	(.38)
Redemption fees added to paid in capital	.00	.01	.02	.01
Net asset value, end of period	$ 14.57	$ 13.26	$ 13.91	$ 13.45
Total Return B, C	12.70%	(3.11)%	9.94%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016	$ 625	$ 1,451	$ 165
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.28% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% A, G	2.24% G	2.27% G	2.50% A
Ratio of net investment income to average net assets	(.30)% A	(.57)%	(.67)%	(1.06)% A
Portfolio turnover rate	68% A	111%	115%	100%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 F
Net asset value, beginning of period	$ 13.70	$ 14.28	$ 13.68	$ 13.84	$ 10.00
Income from Investment Operations
Net investment income D	.05	.06	.04	.01 E	.03
Net realized and unrealized gain (loss)	1.74	(.36)	1.25	.75	3.91
Total from investment operations	1.79	(.30)	1.29	.76	3.94
Less Distributions
From net investment income	(.04)	-	-	-	(.02)
In excess of net investment income	(.03)	-	-	-	-
From net realized gain	(.32)	(.29)	(.70)	(.95)	(.08)
In excess of net realized gain	(.08)	-	-	-	-
Total distributions	(.47)	(.29)	(.70)	(.95)	(.10)
Redemption fees added to paid in capital	.00	.01	.01	.03	-
Net asset value, end of period	$ 15.02	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Total Return B, C	13.31%	(2.04)%	11.15%	6.32%	39.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,871	$ 1,706	$ 3,377	$ 1,360	$ 1,756
Ratio of expenses to average net assets	1.25% A, G	1.25% G	1.31% G	1.50% G	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.24% A, H	1.24% H	1.29% H	1.50%	1.48% A, H
Ratio of net investment income to average net assets	.70% A	.43%	.31%	.04%	.25% A
Portfolio turnover rate	68% A	111%	115%	100%	155% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of investment income per share.

F For the period September 3, 1996 (commencement of sales of Institutional Class shares) to July 31, 1997.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries (the fund) is a fund of Fidelity Advisor Series VII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distribution in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,504,047 and $3,107,186, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 1,339	$ 144
Class T	9,822	21
Class B	10,700	8,076
Class C	3,616	1,359
	$ 25,477	$ 9,600

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Cyclical Industries

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,511	$ 1,156
Class T	2,473	820
Class B	2,426	2,426*
Class C	505	505*
	$ 6,915	$ 4,907

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,034	.38*
Class T	7,717	.39*
Class B	4,540	.42*
Class C	1,646	.45*
Institutional Class	2,422	.29*
	$ 18,359

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $170 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $47,130. The fund received cash collateral of $47,572 which was invested in cash equivalents.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 9,647
Class T	1.75%	35,641
Class B	2.25%	19,699
Class C	2.25%	6,769
Institutional Class	1.25%	14,145
		$ 85,901

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $346 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 13% of the total outstanding shares of the fund. In addition, two unaffiliated shareholders were each record owner of more than 10% of the total outstanding shares of the fund, totaling 22%.

Cyclical Industries

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Class A	$ 1,776	$ -
Class T	1,548	-
Institutional Class	4,496	-
Total	$ 7,820	$ -
In excess of net investment income
Class A	$ 1,388	$ -
Class T	1,210	-
Institutional Class	3,517	-
Total	$ 6,115	$ -
From net realized gain
Class A	$ 23,395	$ 20,883
Class T	89,348	54,397
Class B	44,447	34,793
Class C	12,976	14,419
Institutional Class	37,131	53,590
Total	$ 207,297	$ 178,082
In excess of net realized gain
Class A	$ 5,666	$ -
Class T	21,636	-
Class B	10,764	-
Class C	3,142	-
Institutional Class	8,992	-
Total	$ 50,200	$ -
	$ 271,432	$ 178,082

Cyclical Industries

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	27,499	61,024	$ 387,233	$ 827,020
Reinvestment of distributions	2,254	1,425	31,386	19,437
Shares redeemed	(9,115)	(54,082)	(126,599)	(720,877)
Net increase (decrease)	20,638	8,367	$ 292,020	$ 125,580
Class T Shares sold	71,206	169,723	$ 1,038,163	$ 2,263,379
Reinvestment of distributions	7,686	3,842	106,686	52,336
Shares redeemed	(30,994)	(132,075)	(434,012)	(1,771,784)
Net increase (decrease)	47,898	41,490	$ 710,837	$ 543,931
Class B Shares sold	69,952	92,855	$ 969,634	$ 1,230,975
Reinvestment of distributions	2,819	1,960	38,476	26,332
Shares redeemed	(22,919)	(100,163)	(313,940)	(1,324,215)
Net increase (decrease)	49,852	(5,348)	$ 694,170	$ (66,908)
Class C Shares sold	33,046	44,151	$ 460,435	$ 584,454
Reinvestment of distributions	871	650	11,933	8,758
Shares redeemed	(11,314)	(102,037)	(156,936)	(1,353,255)
Net increase (decrease)	22,603	(57,236)	$ 315,432	$ (760,043)
Institutional Class Shares sold	16,348	18,068	$ 239,954	$ 247,803
Reinvestment of distributions	3,435	2,497	48,404	34,539
Shares redeemed	(19,719)	(132,595)	(282,375)	(1,796,149)
Net increase (decrease)	64	(112,030)	$ 5,983	$ (1,513,807)

Cyclical Industries

Advisor Developing Communications Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Developing Communications - Inst CL	10.70%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Institutional Class shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Developing Communications Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Chris Zepf, Portfolio Manager
of Fidelity Advisor Developing Communications Fund

Q. How did the fund perform, Chris?

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 10.70%, 10.70%, 10.60% and 10.60%, respectively. By comparison, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - rose 11.74%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

A. From its inception on December 27, 2000, through January 31, 2001, the fund's Institutional Class shares returned 10.70%. By comparison, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - rose 11.74%. During the same period, the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What factors influenced the strong absolute performance of technology stocks during the brief period?

A. The Federal Reserve Board's unexpected move on January 3 to lower key interest rates in between regularly scheduled policy meetings caught much of Wall Street by surprise. In response to the monetary easing, the tech-heavy NASDAQ Composite Index rose 14.2% on the day the Fed made its announcement. The Fed's action - which included a one-half percentage point cut in the federal funds rate - was seen by investors as an aggressive move and offered many a beacon of hope that the sluggish economy would be reignited faster than expected. Given that the fourth quarter of 2000 was a very difficult period for technology stocks, investors viewed the Fed's action as a signal that the economic slowdown could be short-lived.

Q. How would you characterize current valuations in the technology sector?

A. Fortunately, the timing of the launch of this fund is ideal. Many of the stocks that I view as favorable long-term investments reached extremely pricey levels in early 2000, but since then have corrected 50%-80% in value. This correction has given me the opportunity to pick up some very compelling companies at very attractive prices. Long term, some of these companies should be big winners. While I believe the recent pullback in prices is a return to sanity and more realistic valuations, the sector's short-term volatility could be high at times.

Q. Can you describe your investment strategy for the fund?

A. I'm looking for companies that are engaged in the development, manufacture or sale of emerging communications services or equipment. Within that universe of stocks, I'm attracted to those companies with the potential for new product cycles that would allow them to exceed the market's expectations. By that, I mean high-growth companies whose revenue and earnings growth is materially higher than what is priced into the stock by Wall Street.

Q. What trends in developing communications do you feel offer the most compelling growth prospects?

A. One trend that I hope the fund can benefit from is the build-out of Internet infrastructure. The migration of telecommunications networks from voice transmission to data transmission requires investment in many new technologies. While this build-out has been significant so far, I feel that we are only in the early innings and that the potential for future growth is substantial. Another source of potential growth lies in the continuing improvement in corporate productivity. Businesses are spending huge amounts of capital on communications technologies, such as corporate Intranets, cell phones, personal digital assistants and video conferencing, to get the most out of every employee. This fund invests in the companies that manufacture and sell these communications technologies.

Q. Can you provide an example of a specific growth industry the fund was positioned to benefit from?

A. One industry I was fond of and that contributed a lot to the fund's return during the brief period was electronic contract manufacturing. These companies - Flextronics and Sanmina, for example - were positioned to benefit from the growing trend of large-scale telecom manufacturers outsourcing more of their manufacturing. During the period, the valuations of these companies were quite attractive relative to their growth rates.

Q. What's your outlook, Chris?

A. Given the more challenging economic backdrop at the end of the period, the next six months could continue to be a difficult time for technology stocks if the economy doesn't strengthen in the near term. In this environment, good stock selection will be paramount, and the fund's relatively small asset base should give me the flexibility to quickly move in and out of industries where I see fit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 3.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2001, more than
$3 million

Manager: Chris Zepf, since inception; joined Fidelity in 1997

3

Semiannual Report

Advisor Developing Communications Fund

Investment

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Ibis Technology Corp.	10.9
Sanmina Corp.	5.8
CIENA Corp.	4.9
Extreme Networks, Inc.	4.9
Redback Networks, Inc.	4.7
Juniper Networks, Inc.	4.3
AT&T Corp.	4.2
Cree, Inc.	3.6
Flextronics International Ltd.	3.3
Xilinx, Inc.	2.8
49.4
Top Industries as of January 31, 2001
% of fund's net assets
Electronics	21.9%
Computers & Office Equipment	13.7%
Communications Equipment	12.8%
Industrial Machinery & Equipment	10.9%
Computer Services & Software	10.8%
All Others *	29.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.5%
	Shares	Value (Note 1)
CELLULAR - 4.1%
Nextel Communications, Inc. Class A (a)	470	$ 16,127
QUALCOMM, Inc. (a)	1,210	101,716
Vodafone Group PLC sponsored ADR	470	16,436
VoiceStream Wireless Corp. (a)	160	19,830
TOTAL CELLULAR		154,109
COMMUNICATIONS EQUIPMENT - 12.8%
Avici Systems, Inc.	1,120	39,760
CIENA Corp. (a)	2,050	184,628
Cisco Systems, Inc. (a)	2,220	83,111
Comverse Technology, Inc. (a)	510	57,789
Efficient Networks, Inc. (a)	2,450	39,353
Marconi PLC sponsored ADR	3,500	72,844
TOTAL COMMUNICATIONS EQUIPMENT		477,485
COMPUTER SERVICES & SOFTWARE - 10.8%
Art Technology Group, Inc. (a)	1,500	57,000
Nuance Communications, Inc.	1,060	39,816
Numerical Technologies, Inc.	3,600	92,250
Rational Software Corp. (a)	570	29,604
Redback Networks, Inc. (a)	3,660	175,223
Sonus Networks, Inc.	200	9,175
TOTAL COMPUTER SERVICES & SOFTWARE		403,068
COMPUTERS & OFFICE EQUIPMENT - 13.7%
Brocade Communications Systems, Inc. (a)	770	69,541
Extreme Networks, Inc. (a)	3,870	184,309
Juniper Networks, Inc. (a)	1,510	159,966
Network Appliance, Inc. (a)	110	5,899
Sun Microsystems, Inc. (a)	2,980	91,076
TOTAL COMPUTERS & OFFICE EQUIPMENT		510,791
ELECTRONICS - 21.9%
Celestica, Inc. (sub. vtg.) (a)	1,500	101,094
Centillium Communications, Inc.	1,100	53,419
Cree, Inc. (a)	3,940	135,930
Flextronics International Ltd. (a)	3,270	124,669
Luminent, Inc.	4,000	36,250
NVIDIA Corp. (a)	190	9,809
RF Micro Devices, Inc. (a)	1,780	38,493
Sanmina Corp. (a)	4,430	215,409
Xilinx, Inc. (a)	1,900	102,600
TOTAL ELECTRONICS		817,673
INDUSTRIAL MACHINERY & EQUIPMENT - 10.9%
Ibis Technology Corp. (a)	13,010	409,813

	Shares	Value (Note 1)
TELEPHONE SERVICES - 5.3%
AT&T Corp.	6,500	$ 155,935
WorldCom, Inc. (a)	2,000	43,125
TOTAL TELEPHONE SERVICES		199,060
TOTAL COMMON STOCKS (Cost $2,819,913)		2,971,999
Cash Equivalents - 15.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01 (Cost $583,000)	$ 583,092	583,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $3,402,913)		3,554,999
NET OTHER ASSETS - 4.9%		182,616
NET ASSETS - 100%		$ 3,737,615
Legend
(a) Non-income producing
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,441,691. Net unrealized appreciation aggregated $113,308, of which $218,710 related to appreciated investment securities and $105,402 related to depreciated investment securities.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Developing Communications Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $583,000) (cost $3,402,913) - See accompanying schedule		$ 3,554,999
Cash		92,710
Receivable for investments sold		301,169
Receivable for fund shares sold		739,900
Prepaid expenses		79,246
Receivable from investment adviser for expense reductions		18,379
Total assets		4,786,403
Liabilities
Payable for investments purchased	$ 934,964
Distribution fees payable	837
Other payables and accrued expenses	112,987
Total liabilities		1,048,788
Net Assets		$ 3,737,615
Net Assets consist of:
Paid in capital		$ 3,593,557
Accumulated net investment loss		(234)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,412
Net Assets		$ 3,737,615
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($516,657 ÷ 46,671 shares)		$11.07
Maximum offering price per share (100/94.25 of $11.07)		$11.75
Class T: Net Asset Value and redemption price per share ($1,312,269 ÷ 118,574 shares)		$11.07
Maximum offering price per share (100/96.50 of $11.07)		$11.47
Class B: Net Asset Value and offering price per share ($884,843 ÷ 79,980 shares) A		$11.06
Class C: Net Asset Value and offering price per share ($738,427 ÷ 66,743 shares) A		$11.06
Institutional Class: Net Asset Value, offering price and redemption price per share ($285,419 ÷ 25,772 shares)		$11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Investment Income Interest		$ 2,467
Expenses
Management fee	$ 842
Transfer agent fees	2,709
Distribution fees	883
Accounting fees and expenses	5,500
Custodian fees and expenses	2,002
Registration fees	18,427
Audit	7,417
Total expenses before reductions	37,780
Expense reductions	(35,079)	2,701
Net investment income (loss)		(234)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,153)
Foreign currency transactions	33	(8,120)
Change in net unrealized appreciation (depreciation) on:
Investment securities	152,086
Assets and liabilities in foreign currencies	326	152,412
Net gain (loss)		144,292
Net increase (decrease) in net assets resulting from operations		$ 144,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Operations Net investment income (loss)	$ (234)
Net realized gain (loss)	(8,120)
Change in net unrealized appreciation (depreciation)	152,412
Net increase (decrease) in net assets resulting from operations	144,058
Share transactions - net increase (decrease)	3,593,545
Redemption fees	12
Total increase (decrease) in net assets	3,737,615
Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $234)	$ 3,737,615

Financial Highlights - Class A

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.07
Total Return B, C	10.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 517
Ratio of expenses to average net assets	1.50% A, E
Ratio of net investment income to average net assets	.19% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.07
Total Return B, C	10.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,312
Ratio of expenses to average net assets	1.75% A, E
Ratio of net investment income (loss) to average net assets	(.06)% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Class B

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.06
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.06
Total Return B, C	10.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 885
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.56)% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.06
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.06
Total Return B, C	10.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 738
Ratio of expenses to average net assets	2.25% A, E
Ratio of net investment income (loss) to average net assets	(.56)% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

Financial Highlights - Institutional Class

Period ended January 31, 2001 F
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 11.07
Total Return B, C	10.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 285
Ratio of expenses to average net assets	1.25% A, E
Ratio of net investment income to average net assets	.45% A
Portfolio turnover rate	803% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F For the period December 27, 2000 (commencement of operations) to January 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,270,475 and $1,442,409, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 57	$ 44
Class T	197	67
Class B	315	275
Class C	314	271
	$ 883	$ 657

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Developing Communications

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 627	$ 151
Class T	1,730	558
Class B	0	0*
Class C	0	0*
	$ 2,357	$ 709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 616
Class T	656
Class B	671
Class C	571
Institutional Class	195
$ 2,709

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 5,718
Class T	1.75%	9,419
Class B	2.25%	7,645
Class C	2.25%	7,523
Institutional Class	1.25%	4,774
		$ 35,079

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 30% of the total outstanding shares of the fund.

Developing Communications

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	December 27, 2000 (commencement of operations) to January 31,	December 27, 2000 (commencement of operations) to January 31,
	2001	2001

Class A Shares sold	46,671	$ 492,707
Class T Shares sold	118,683	$ 1,276,740
Shares redeemed	(109)	(1,187)
Net increase (decrease)	118,574	$ 1,275,553
Class B Shares sold	79,980	$ 856,387
Class C Shares sold	66,743	$ 707,009
Institutional Class Shares sold	25,772	$ 261,889

Developing Communications

Advisor Electronics Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended January 31, 2001	Life of fund
Fidelity Adv Electronics - Inst CL	20.10%
S&P 500	2.89%
GS Technology	11.74%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. You can compare Institutional Class shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ted Orenstein, Portfolio Manager of Fidelity Advisor Electronics Fund

Q. How did the fund perform, Ted?

A. Since its inception on December 27, 2000, through January 31, 2001, the fund's Institutional Class shares returned 20.10%. During the same period, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - returned 11.74%, and the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

A. Since its inception on December 27, 2000, through January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 20.10%, 20.10%, 20.00% and 20.00%, respectively. During the same period, the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector - returned 11.74%, and the Standard & Poor's 500 Index returned 2.89%. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. What was the market like for electronics stocks during the five-week period?

A. The past month or so was very volatile for these stocks, and for the market in general. Electronics stocks benefited from new product introductions, new innovations and increased demand. The electronics sector is driven by the use of silicon - chips - in the world today. Silicon is needed in telecommunications, optical equipment and electronic equipment, to name just a few. The use of silicon is increasing every year as predicated by Moore's Law, which states that the processing power of computer chips doubles every 18 months and prices go down by half in that same period. That's why the long-term growth story for the companies I cover is so attractive.

Q. Since this is a new fund, let's talk about your investment style. What do you look for in a stock?

A. I look for many elements. Two of the more important measures are mis-priced market valuations and stocks with good long-term growth stories. I buy companies with improving fundamentals, such as increased order or revenue growth, and improving balance sheets and/or cash flows. Conversely, I will sell stocks when it looks like fundamentals are about to decline. Companies need to be early in this industry. If a company has weak positioning for the next product transition, is overly reliant on capital markets for growth, or is priced to perfection - meaning it can't afford a mistake - it concerns me.

Q. What areas did you focus on in structuring the fund?

A. I focused on three areas: semiconductors, semiconductor equipment and electronic contract manufacturers. This doesn't mean, however, that I won't look in other areas where valuations are relatively attractive. In the semiconductor equipment space, there were a number of new product transitions taking place, such as changing wafer, or chip, size, decreasing features to increase output and efficiency of production and switching from aluminum to copper wires, which should positively affect the three areas the fund is focused on. These product transitions require new equipment, tools and investment by companies to stay competitive. In addition, the Federal Reserve Board's recent easing of interest rates should help spur demand. Semiconductor stocks experienced difficulty in the past few months with excessive inventory levels caused by overbuilding and lower-than-expected demand for chips. However, this inventory correction may likely result in favorable valuations, which could lead to positive performance going forward. Additionally, contract manufacturers have performed well. In a slower economy, many original equipment manufacturers increasingly outsource production to improve their capital structure. Contract manufacturers are able to manufacture products at lower costs since they are typically located in low-cost countries and are able to procure materials at reduced costs, thereby lowering expenses for the original equipment manufacturers.

Q. You seem to favor the semiconductor equipment sector. Why?

A. It's a great sector to be invested in. The long-term compound growth rate over the past 20 years for the semiconductor equipment group was 17% - including a lot of cyclical downturns within the industry - far outpacing the S&P 500 index for the same period. The growth story is compelling. New products and increasing reliance on technology should drive the industry to continued growth.

Q. What's your outlook, Ted?

A. It's positive, although I think we'll see a challenging environment in the near term. This is not necessarily a negative since this backdrop presents many positive opportunities. We look at the fundamental values of companies and their stocks and incorporate the findings of our global technology team - which includes more than 40 research analysts - to pick the best stocks. Overall, I think the sector's long-term story is a good one since many of these stocks have good fundamentals and attractive growth potential.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2001, more than $10 million

Manager: Ted Orenstein, since inception; joined Fidelity in 1998

3

Semiannual Report

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Applied Materials, Inc.	3.8
Flextronics International Ltd.	3.0
Sanmina Corp.	2.8
Applied Micro Circuits Corp.	2.8
Solectron Corp.	2.7
KLA-Tencor Corp.	2.4
Linear Technology Corp.	2.3
Texas Instruments, Inc.	2.3
Analog Devices, Inc.	2.1
Xilinx, Inc.	2.0
26.2
Top Industries as of January 31, 2001
% of fund's net assets
Electronics	46.4%
Electronic Instruments	15.9%
Computers & Office Equipment	8.1%
Computer Services & Software	6.4%
Communications Equipment	4.9%
All Others *	18.3%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.0%
	Shares	Value (Note 1)
CELLULAR - 1.5%
QUALCOMM, Inc. (a)	1,820	$ 152,994
COMMUNICATIONS EQUIPMENT - 4.9%
CIENA Corp. (a)	100	9,006
Cisco Systems, Inc. (a)	2,960	110,815
Corning, Inc.	790	44,801
Jabil Circuit, Inc. (a)	4,980	191,730
Nokia AB sponsored ADR	4,110	141,179
TOTAL COMMUNICATIONS EQUIPMENT		497,531
COMPUTER SERVICES & SOFTWARE - 6.4%
Cadence Design Systems, Inc. (a)	2,100	61,929
Check Point Software Technologies Ltd. (a)	700	106,750
Computer Associates International, Inc.	3,240	116,672
Informix Corp. (a)	1,800	13,444
J.D. Edwards & Co. (a)	4,830	82,714
Mentor Graphics Corp. (a)	1,150	32,488
Microsoft Corp. (a)	1,200	73,275
Rational Software Corp. (a)	690	35,837
Redback Networks, Inc. (a)	400	19,150
Sonus Networks, Inc.	1,170	53,674
VeriSign, Inc. (a)	770	56,595
TOTAL COMPUTER SERVICES & SOFTWARE		652,528
COMPUTERS & OFFICE EQUIPMENT - 8.1%
Apple Computer, Inc. (a)	3,020	65,308
Brocade Communications Systems, Inc. (a)	1,800	162,563
Dell Computer Corp. (a)	3,450	90,131
EMC Corp.	1,050	79,790
Juniper Networks, Inc. (a)	770	81,572
Lexmark International, Inc. Class A (a)	1,330	76,475
SCI Systems, Inc. (a)	6,700	188,940
Sun Microsystems, Inc. (a)	2,630	80,379
TOTAL COMPUTERS & OFFICE EQUIPMENT		825,158
ELECTRICAL EQUIPMENT - 0.8%
Cymer, Inc. (a)	2,250	77,344
ELECTRONIC INSTRUMENTS - 15.9%
Agilent Technologies, Inc. (a)	1,650	90,008
Applied Materials, Inc. (a)	7,680	386,394
ASM Lithography Holding NV (a)	5,900	168,150
Cognex Corp. (a)	3,800	99,928
Credence Systems Corp. (a)	770	19,346
Helix Technology, Inc.	1,540	47,740
KLA-Tencor Corp. (a)	5,390	247,266
Kulicke & Soffa Industries, Inc. (a)	1,600	26,700
LAM Research Corp. (a)	6,330	167,349
LTX Corp. (a)	4,130	75,114

	Shares	Value (Note 1)
Novellus Systems, Inc. (a)	3,020	$ 146,093
Teradyne, Inc. (a)	3,230	141,539
TOTAL ELECTRONIC INSTRUMENTS		1,615,627
ELECTRONICS - 46.4%
Advanced Energy Industries, Inc. (a)	2,610	80,094
Advanced Micro Devices, Inc. (a)	3,840	94,464
Altera Corp. (a)	4,790	144,898
Amkor Technology, Inc. (a)	1,000	22,750
Amphenol Corp. Class A (a)	2,680	129,712
Analog Devices, Inc. (a)	3,450	215,970
Applied Micro Circuits Corp. (a)	3,830	281,505
Atmel Corp. (a)	4,770	81,090
Avnet, Inc.	3,100	85,219
AVX Corp.	2,600	56,836
Benchmark Electronics, Inc. (a)	2,280	66,143
Broadcom Corp. Class A (a)	1,170	128,627
C-Mac Industries, Inc. (a)	320	16,922
Celestica, Inc. (sub. vtg.) (a)	2,670	179,948
Centillium Communications, Inc.	790	38,364
Conexant Systems, Inc. (a)	2,290	41,363
Cypress Semiconductor Corp. (a)	2,100	57,393
Dallas Semiconductor Corp.	290	10,782
Elantec Semiconductor, Inc. (a)	700	33,152
Fairchild Semiconductor International, Inc. Class A (a)	9,400	172,960
Flextronics International Ltd. (a)	8,070	307,669
Integrated Device Technology, Inc. (a)	1,550	75,829
Intel Corp.	4,990	184,630
Intersil Holding Corp. Class A	740	21,923
Lattice Semiconductor Corp. (a)	200	5,188
Linear Technology Corp.	3,740	234,218
LSI Logic Corp. (a)	3,880	96,185
Marvell Technology Group Ltd.	800	31,600
Methode Electronics, Inc. Class A	600	13,613
Micron Technology, Inc. (a)	3,860	176,672
MIPS Technologies, Inc. Class A (a)	1,140	38,546
National Semiconductor Corp. (a)	5,160	148,092
Photronics, Inc. (a)	700	24,588
Plexus Corp. (a)	700	32,856
PMC-Sierra, Inc. (a)	1,800	136,013
Power-One, Inc. (a)	350	16,472
QLogic Corp. (a)	700	61,600
Rambus, Inc. (a)	900	44,438
RF Micro Devices, Inc. (a)	2,290	49,521
Sanmina Corp. (a)	5,920	287,860
Solectron Corp. (a)	6,980	278,153
Texas Instruments, Inc.	5,280	231,264
Virage Logic Corp.	2,220	28,305
Vishay Intertechnology, Inc. (a)	1,600	34,880
Xilinx, Inc. (a)	3,820	206,280
TOTAL ELECTRONICS		4,704,587
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
Asyst Technologies, Inc. (a)	1,840	$ 32,890
Axcelis Technologies, Inc.	1,090	12,194
Brooks Automation, Inc. (a)	1,140	43,178
Dupont Photomasks, Inc. (a)	800	61,300
PRI Automation, Inc. (a)	2,670	86,775
Varian Semiconductor Equipment Associates, Inc. (a)	1,600	49,600
Veeco Instruments, Inc. (a)	320	18,150
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		304,087
TOTAL COMMON STOCKS (Cost $8,504,753)		8,829,856
Cash Equivalents - 35.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 5.67%, dated 1/31/01 due 2/1/01 (Cost $3,618,000)	$ 3,618,570	3,618,000
TOTAL INVESTMENT PORTFOLIO - 122.7% (Cost $12,122,753)		12,447,856
NET OTHER ASSETS - (22.7)%		(2,300,841)
NET ASSETS - 100%		$ 10,147,015
Legend
(a) Non-income producing
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $12,130,546. Net unrealized appreciation aggregated $317,310, of which $541,361 related to appreciated investment securities and $224,051 related to depreciated investment securities.

Electronics

See accompanying notes which are an integral part of the financial statements.

Advisor Electronics Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,618,000) (cost $12,122,753) - See accompanying schedule		$ 12,447,856
Cash		481
Receivable for fund shares sold		1,055,618
Dividends receivable		104
Prepaid expenses		79,337
Receivable from investment adviser for expense reductions		23,857
Total assets		13,607,253
Liabilities
Payable for investments purchased	$ 3,337,155
Payable for fund shares redeemed	997
Distribution fees payable	1,791
Other payables and accrued expenses	120,295
Total liabilities		3,460,238
Net Assets		$ 10,147,015
Net Assets consist of:
Paid in capital		$ 9,805,749
Undistributed net investment income		657
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,501
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		325,108
Net Assets		$ 10,147,015
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,064,762 ÷ 88,657 shares)		$12.01
Maximum offering price per share (100/94.25 of $12.01)		$12.74
Class T: Net Asset Value and redemption price per share ($3,803,363 ÷ 316,688 shares)		$12.01
Maximum offering price per share (100/96.50 of $12.01)		$12.45
Class B: Net Asset Value and offering price per share ($2,272,046 ÷ 189,273 shares) A		$12.00
Class C: Net Asset Value and offering price per share ($2,566,547 ÷ 213,810 shares) A		$12.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($440,297 ÷ 36,659 shares)		$12.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Investment Income Dividends		$ 104
Interest		5,997
Total income		6,101
Expenses
Management fee	$ 1,667
Transfer agent fees	8,588
Distribution fees	1,838
Accounting fees and expenses	5,500
Custodian fees and expenses	2,004
Registration fees	19,765
Audit	7,417
Total expenses before reductions	46,779
Expense reductions	(41,335)	5,444
Net investment income		657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	15,514
Foreign currency transactions	(13)	15,501
Change in net unrealized appreciation (depreciation) on:
Investment securities	325,103
Assets and liabilities in foreign currencies	5	325,108
Net gain (loss)		340,609
Net increase (decrease) in net assets resulting from operations		$ 341,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	December 27, 2000 (commencement of operations) to January 31, 2001 (Unaudited)
Operations Net investment income	$ 657
Net realized gain (loss)	15,501
Change in net unrealized appreciation (depreciation)	325,108
Net increase (decrease) in net assets resulting from operations	341,266
Share transactions - net increase (decrease)	9,805,727
Redemption fees	22
Total increase (decrease) in net assets	10,147,015
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $657)	$ 10,147,015

Financial Highlights - Class A

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.01
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.01
Total Return B, C	20.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,065
Ratio of expenses to average net assets	1.50% A, F
Ratio of net investment income to average net assets	.61% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	2.01
Total from investment operations	2.01
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.01
Total Return B, C	20.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,803
Ratio of expenses to average net assets	1.75% A, F
Ratio of net investment income to average net assets	.36% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class B A

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.00
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.00
Total Return B, C	20.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,272
Ratio of expenses to average net assets	2.25% A, F
Ratio of net investment income (loss) to average net assets	(.14)% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.00
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.00
Total Return B, C	20.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,567
Ratio of expenses to average net assets	2.25% A, F
Ratio of net investment income (loss) to average net assets	(.14)% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Institutional Class A

Period ended January 31, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.01
Redemption fees added to paid in capital	.00
Net asset value, end of period	$ 12.01
Total Return B, C	20.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 440
Ratio of expenses to average net assets	1.25% A, F
Ratio of net investment income to average net assets	.86% A
Portfolio turnover rate	66% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to January 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated January 31, 2001 due February 1, 2001 at 5.67%
Number of dealers or banks	13
Maximum amount with one dealer or bank	16.3%
Aggregate principal amount of agreements	$8,844,275,000
Aggregate maturity amount of agreements	$8,845,668,246
Aggregate market value of transferred assets	$9,043,351,201
Coupon rates of transferred assets	0.0% to 9.25%
Maturity dates of transferred assets	2/1/01 to 5/15/30

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,784,039 and $294,800, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 92	$ 38
Class T	535	-
Class B	560	446
Class C	651	420
	$ 1,838	$ 904

Electronics

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,262	$ 2,514
Class T	3,125	1,583
Class B	0	0 *
Class C	0	0 *
	$ 7,387	$ 4,097

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 1,281
Class T	3,172
Class B	1,966
Class C	1,915
Institutional Class	254
$ 8,588

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $139 for the period.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.50%	$ 5,460
Class T	1.75%	15,304
Class B	2.25%	8,305
Class C	2.25%	9,292
Institutional Class	1.25%	2,974
		$ 41,335

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 12% of the total outstanding shares of the fund.

Electronics

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	December 27, 2000 (commencement of operations) to January 31,	December 27, 2000 (commencement of operations) to January 31,
	2001	2001

Class A Shares sold	88,657	$ 1,006,095
Class T Shares sold	316,773	$ 3,697,121
Shares redeemed	(85)	(1,008)
Net increase (decrease)	316,688	$ 3,696,113
Class B Shares sold	189,716	$ 2,217,761
Shares redeemed	(443)	(5,178)
Net increase (decrease)	189,273	$ 2,212,583
Class C Shares sold	213,810	$ 2,494,256
Institutional Class Shares sold	36,659	$ 396,680

Electronics

Advisor Financial Services Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Financial - Inst CL	17.80%	33.39%	140.85%
S&P 500	-3.98%	-0.90%	122.57%
GS Financial Services	17.94%	32.15%	147.37%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 230 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Financial - Inst CL	33.39%	22.04%
S&P 500	-0.90%	19.87%
GS Financial Services	32.15%	22.78%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $24,085 - a 140.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Financial Services Industries Index, it would have grown to $24,737 - a 147.37% increase.

Semiannual Report

Advisor Financial Services Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
James Catudal, Portfolio Manager of Fidelity Advisor Financial Services Fund

Q. How did the fund perform, Jim?

A. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 17.55%, 17.45%, 17.11% and 17.11%, respectively. During the same period, the Goldman Sachs Financial Services Index, an index of 230 stocks designed to measure the performance of companies in the financial services sector, had a return of 17.94%, while the Standard & Poor's 500 Index returned -3.98%. For the 12-month period that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 32.88%, 32.59%, 31.88% and 31.87%, respectively, while the Goldman Sachs index returned 32.15% and the S&P 500 index returned -0.90%.

A. For the six months that ended January 31, 2001, the fund's Institutional Class shares had a total return of 17.80%. During the same period, the Goldman Sachs Financial Services Index, an index of 230 stocks designed to measure the performance of companies in the financial services sector, had a return of 17.94%, while the Standard & Poor's 500 Index returned -3.98%. For the 12-month period that ended January 31, 2001, the fund's Institutional Class shares had a total return of 33.39%, while the Goldman Sachs index returned 32.15% and the S&P 500 index returned -0.90%.

Q. What factors influenced the performance of financial services stocks during the six-month period?

A. The most significant factor was the general expectation that the Federal Reserve Board would reduce short-term interest rates. Falling interest rates are generally favorable for financial services stocks. Most stocks in the sector rallied ahead of the Fed's action, which fulfilled expectations by reducing rates twice in January 2001 by a total of 1.00%, or 100 basis points. In addition, the industry's stocks benefited from a rotation of assets away from the high-priced technology stocks and into sectors such as financial services that were more reasonably priced. Not all the trends were favorable, though. As the economy slowed during the period, many investors became concerned that the quality of bank loans would deteriorate. However, even though the fundamental characteristics of banks, such as earnings growth and quality of loans, were not improving, many stocks still performed well because of the expectation of lower interest rates.

Q. What were your principal strategies?

A. In general, I had a positive outlook on government-sponsored enterprises and consumer finance companies. I had a neutral view of brokerage companies, and I had a negative outlook on regional banks because of my concern about deteriorating credit quality. I favored insurance stocks because of the improving fundamentals of the entire sector, especially commercial property and casualty companies that gained greater power to raise premiums. Government-sponsored mortgage institutions, such as Fannie Mae and Freddie Mac, represented good value. Their stock prices had been hurt earlier in the year because of political controversies over issues such as the implied government guarantee on their debt securities. As these controversies faded and interest rates came down, the government-sponsored entities became the strongest performers in the financial services industry. I also overweighted consumer finance companies such as Household International, MBNA and Capital One because they had had better fundamental outlooks than regional banks. Despite the diversity of their business operations, regional banks had difficulty establishing dominant competitive positions in any of their business lines.

Q. What were some of the investments that either helped performance or detracted from returns?

A. Fannie Mae and Freddie Mac both performed very well for the fund. The stock of J.P. Morgan Chase - the entity resulting from the merger of J.P. Morgan, a major investment bank, and Chase Manhattan Bank - moved up nicely after a period of underperformance. Bank of America's stock also recovered after it had become undervalued. Two disappointing performers were Charles Schwab and American Express. The economic slowdown and weakness in the stock market slowed the growth of sales and assets for Schwab, a major brokerage, and had a negative impact on American Express' asset management business.

Q. What is your outlook for financial services stocks?

A. I see both positive and negative factors that can influence these stocks. On the positive side, the recent interest-rate cuts by the Fed should help financial services companies in general. On the negative side, the economy has slowed and the credit quality of many loans has deteriorated, posing risks for financial services companies such as banks with large loan portfolios. These risks could only worsen if the economy were to slip into a recession. However, I believe a prolonged recession is becoming less likely because of the Fed's actions and because of the increasing prospect of a federal tax cut. If we do avoid a recession, I think financial services stocks should perform well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Semiannual Report

Advisor Financial Services Fund
Fund Talk: The Manager's Overview - continued

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$760 million

Manager: James Catudal, since 2000; joined Fidelity in 1997

3

Financial Services

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Citigroup, Inc.	6.1
J.P. Morgan Chase & Co.	5.8
Fannie Mae	4.4
Morgan Stanley Dean Witter & Co.	4.2
Bank of America Corp.	4.0
Wells Fargo & Co.	3.6
American International Group, Inc.	3.3
American Express Co.	3.1
Freddie Mac	2.9
Washington Mutual, Inc.	2.4
39.8
Top Industries as of January 31, 2001
% of fund's net assets
Banks	27.4%
Insurance	24.0%
Securities Industry	13.8%
Credit & Other Finance	12.5%
Federal Sponsored Credit	7.9%
All Others*	14.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1)
BANKS - 27.4%
Bank of America Corp.	566,004	$ 30,462,335
Bank of New York Co., Inc.	132,760	7,265,955
Bank One Corp.	148,782	5,832,254
Banknorth Group, Inc.	15,000	297,188
Canadian Imperial Bank of Commerce	33,000	1,157,620
Capital One Financial Corp.	10,000	630,200
Comerica, Inc.	27,450	1,655,235
Fifth Third Bancorp	42,500	2,518,125
First Union Corp.	69,871	2,370,723
Firstar Corp.	313,550	7,399,780
FleetBoston Financial Corp.	200,676	8,697,298
J.P. Morgan Chase & Co.	802,790	44,145,422
M&T Bank Corp.	24,000	1,639,200
Marshall & Ilsley Corp.	49,000	2,660,210
Mellon Financial Corp.	140,000	6,524,000
Northern Trust Corp.	1,000	77,000
Pacific Century Financial Corp.	20,000	394,200
PNC Financial Services Group, Inc.	128,600	9,518,972
Royal Bank of Canada	100,000	3,216,335
Silicon Valley Bancshares (a)	10,000	325,000
SouthTrust Corp.	60,000	2,662,500
State Street Corp.	86,000	9,711,980
Summit Bancorp	140,000	6,123,600
SunTrust Banks, Inc.	90,400	6,047,760
Synovus Finanical Corp.	45,000	1,245,150
Toronto Dominion Bank	109,000	3,211,230
U.S. Bancorp	218,850	6,467,018
UnionBanCal Corp.	41,252	1,230,960
Wachovia Corp.	80,605	5,477,110
Wells Fargo & Co.	535,300	27,573,303
Wilmington Trust Corp.	30,000	1,777,800
TOTAL BANKS		208,315,463
CREDIT & OTHER FINANCE - 12.5%
American Express Co.	504,200	23,747,820
AmeriCredit Corp. (a)	25,000	883,750
CIT Group, Inc. Class A	60,000	1,409,400
Citigroup, Inc.	823,669	46,100,749
Countrywide Credit Industries, Inc.	40,229	1,939,440
Household International, Inc.	225,057	12,936,276
Indymac Bancorp, Inc. (a)	19,800	497,376
MBNA Corp.	189,250	6,848,958
NextCard, Inc. (a)	25,000	285,938
Providian Financial Corp.	214	12,487
TOTAL CREDIT & OTHER FINANCE		94,662,194
FEDERAL SPONSORED CREDIT - 7.9%
Fannie Mae	451,735	33,509,702

	Shares	Value (Note 1)
Freddie Mac	359,720	$ 21,942,920
USA Education, Inc.	77,000	4,837,910
TOTAL FEDERAL SPONSORED CREDIT		60,290,532
HOLDING COMPANIES - 0.1%
Leucadia National Corp.	25,000	833,750
INSURANCE - 24.0%
ACE Ltd.	175,000	6,475,000
AFLAC, Inc.	134,400	7,926,912
Allmerica Financial Corp.	45,400	2,630,930
Allstate Corp.	125,000	4,860,000
AMBAC Financial Group, Inc.	72,650	4,047,332
American General Corp.	57,500	4,375,750
American International Group, Inc.	299,325	25,448,612
Aon Corp.	50,000	1,757,500
Arthur J. Gallagher & Co.	28,000	724,360
AXA SA de CV sponsored ADR	61,815	4,249,781
Berkshire Hathaway, Inc.:
Class A (a)	220	15,048,000
Class B (a)	6,224	14,004,000
Commerce Group, Inc.	6,000	156,600
Conseco, Inc.	110,700	1,868,616
E.W. Blanch Holdings, Inc.	20,000	260,000
Everest Re Group Ltd.	50,000	2,870,000
Fidelity National Financial, Inc.	65,000	2,161,250
Hartford Financial Services Group, Inc.	77,700	4,778,550
HCC Insurance Holdings, Inc.	33,400	751,500
ING Groep NV sponsored ADR	25,000	1,913,750
Jefferson-Pilot Corp.	40,000	2,644,000
John Hancock Financial Services, Inc.	127,100	4,429,435
Liberty Financial Companies, Inc.	15,000	679,350
Lincoln National Corp.	50,000	2,242,500
Loews Corp.	20,000	1,944,000
Marsh & McLennan Companies, Inc.	104,950	11,350,343
MBIA, Inc.	17,200	1,232,896
MetLife, Inc.	150,000	4,923,000
Nationwide Financial Services, Inc. Class A	13,300	566,580
PartnerRe Ltd.	41,600	2,040,064
PMI Group, Inc.	6,750	381,308
Progressive Corp.	1,000	93,950
Protective Life Corp.	44,000	1,293,600
Reinsurance Group of America, Inc.	75,000	2,568,750
RenaissanceRe Holdings Ltd.	58,400	4,388,760
Royal & Sun Alliance Insurance Group PLC	150,000	1,155,333
SAFECO Corp.	40,000	1,000,000
Sun Life Financial Services Canada, Inc.	300,000	7,026,558
The Chubb Corp.	124,500	8,964,000
The St. Paul Companies, Inc.	105,000	5,042,100
Torchmark Corp.	20,000	693,800
UICI (a)	30,000	247,500
UnumProvident Corp.	50,000	1,461,000
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
XL Capital Ltd. Class A	105,000	$ 7,788,900
Zurich Financial Services Group AG	3,000	1,733,839
TOTAL INSURANCE		182,200,009
LODGING & GAMING - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	27,400	1,054,900
RAILROADS - 0.0%
Kansas City Southern Industries, Inc.	20,500	258,915
REAL ESTATE - 0.1%
Catellus Development Corp. (a)	32,000	514,560
REAL ESTATE INVESTMENT TRUSTS - 2.5%
Apartment Investment & Management Co. Class A	47,400	2,185,140
Archstone Communities Trust	50,000	1,255,000
Arden Realty Group, Inc.	20,000	480,000
AvalonBay Communities, Inc.	15,000	728,850
BRE Properties, Inc. Class A	15,000	448,800
CenterPoint Properties Trust	15,000	690,300
Cousins Properties, Inc.	14,743	398,798
Crescent Real Estate Equities Co.	56,100	1,260,567
Duke-Weeks Realty Corp.	68,500	1,711,130
Equity Office Properties Trust	63,900	1,948,950
Equity Residential Properties Trust (SBI)	53,000	2,776,140
Host Marriott Corp.	50,000	671,000
Kimco Realty Corp.	14,100	619,695
Prentiss Properties Trust (SBI)	25,000	620,500
ProLogis Trust	80,700	1,803,645
Public Storage, Inc.	37,500	975,000
Vornado Realty Trust	10,000	364,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		18,937,515
SAVINGS & LOANS - 4.0%
Astoria Financial Corp.	40,000	2,087,500
Bank United Corp. Class A	5,000	312,813
Charter One Financial, Inc.	36,975	1,044,174
Dime Bancorp, Inc.	20,000	553,800
Dime Bancorp, Inc. warrants 12/31/49 (a)	20,000	5,000
Golden State Bancorp, Inc.	40,000	1,080,000
Golden West Financial Corp.	48,200	2,580,628
TCF Financial Corp.	81,200	3,211,460
Washington Federal, Inc.	37,000	1,031,375
Washington Mutual, Inc.	384,220	18,538,615
TOTAL SAVINGS & LOANS		30,445,365
SECURITIES INDUSTRY - 13.8%
A.G. Edwards, Inc.	35,000	1,647,100
Affiliated Managers Group, Inc. (a)	5,000	307,500

	Shares	Value (Note 1)
Alleghany Corp.	5,000	$ 1,025,600
Ameritrade Holding Corp. Class A (a)	47,000	481,750
Bear Stearns Companies, Inc.	625	38,563
Charles Schwab Corp.	506,326	13,372,070
CSFBdirect (a)	30,000	144,300
Eaton Vance Corp. (non-vtg.)	30,000	912,000
Federated Investors, Inc. Class B (non-vtg.)	35,000	1,015,000
Franklin Resources, Inc.	67,000	3,132,920
Goldman Sachs Group, Inc.	118,600	13,490,750
Knight Trading Group, Inc. (a)	84,700	1,979,863
Legg Mason, Inc.	20,000	1,105,400
Lehman Brothers Holdings, Inc.	108,600	8,935,608
Mackenzie Financial Corp.	55,000	1,066,162
Merrill Lynch & Co., Inc.	190,600	13,818,500
Morgan Stanley Dean Witter & Co.	372,800	31,594,800
Neuberger Berman, Inc.	5,000	398,750
Stilwell Financial, Inc.	93,200	4,050,472
T. Rowe Price Group, Inc.	31,900	1,244,100
TD Waterhouse Group, Inc. (a)	26,000	422,240
UBS AG (NY Shares)	7,378	1,303,324
Waddell & Reed Financial, Inc. Class A	104,767	3,725,515
Wit Soundview Group, Inc. (a)	10,000	50,000
TOTAL SECURITIES INDUSTRY		105,262,287
SERVICES - 0.2%
H&R Block, Inc.	33,000	1,430,550
TOTAL COMMON STOCKS (Cost $556,461,066)		704,206,040
Cash Equivalents - 8.4%

Fidelity Cash Central Fund, 6.14% (b)	60,664,362	60,664,362
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	3,186,526	3,186,526
TOTAL CASH EQUIVALENTS (Cost $63,850,888)		63,850,888
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $620,311,954)		768,056,928
NET OTHER ASSETS - (1.0)%		(7,583,197)
NET ASSETS - 100%		$ 760,473,731
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $626,426,316. Net unrealized appreciation aggregated $141,630,612, of which $153,946,686 related to appreciated investment securities and $12,316,074 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $7,462,000 of which $4,198,000 and $3,264,000 will expire on July 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2001 approximately $14,759,000 of losses recognized during the period November 1, 1999 to July 31, 2000.

Financial Services

See accompanying notes which are an integral part of the financial statements.

Advisor Financial Services Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $620,311,954) - See accompanying schedule		$ 768,056,928
Receivable for investments sold		1,418,747
Receivable for fund shares sold		4,816,906
Dividends receivable		786,694
Interest receivable		313,266
Redemption fees receivable		285
Total assets		775,392,826
Liabilities
Payable for investments purchased	$ 9,614,254
Payable for fund shares redeemed	1,149,117
Accrued management fee	349,195
Distribution fees payable	440,176
Other payables and accrued expenses	179,827
Collateral on securities loaned, at value	3,186,526
Total liabilities		14,919,095
Net Assets		$ 760,473,731
Net Assets consist of:
Paid in capital		$ 628,186,921
Undistributed net investment income		216,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,672,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,743,078
Net Assets		$ 760,473,731
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,851,289 ÷ 3,608,186 shares)		$21.30
Maximum offering price per share (100/94.25 of $21.30)		$22.60
Class T: Net Asset Value and redemption price per share ($263,096,267 ÷ 12,380,638 shares)		$21.25
Maximum offering price per share (100/96.50 of $21.25)		$22.02
Class B: Net Asset Value and offering price per share ($256,523,004 ÷ 12,221,914 shares) A		$20.99
Class C: Net Asset Value and offering price per share ($144,989,024 ÷ 6,916,736 shares) A		$20.96
Institutional Class: Net Asset Value, offering price and redemption price per share ($19,014,147 ÷ 888,086 shares)		$21.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 4,763,791
Interest		1,586,711
Security lending		18,289
Total income		6,368,791
Expenses
Management fee	$ 1,754,513
Transfer agent fees	894,504
Distribution fees	2,199,724
Accounting and security lending fees	100,325
Non-interested trustees' compensation	1,035
Custodian fees and expenses	8,051
Registration fees	114,136
Audit	13,969
Legal	1,062
Miscellaneous	4,502
Total expenses before reductions	5,091,821
Expense reductions	(46,120)	5,045,701
Net investment income		1,323,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,797,084
Foreign currency transactions	(10,066)	10,787,018
Change in net unrealized appreciation (depreciation) on:
Investment securities	77,511,389
Assets and liabilities in foreign currencies	(1,562)	77,509,827
Net gain (loss)		88,296,845
Net increase (decrease) in net assets resulting from operations		$ 89,619,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income	$ 1,323,090	$ 1,683,455
Net realized gain (loss)	10,787,018	(21,291,886)
Change in net unrealized appreciation (depreciation)	77,509,827	41,704,387
Net increase (decrease) in net assets resulting from operations	89,619,935	22,095,956
Distributions to shareholders from net investment income	(2,812,353)	(642,372)
Share transactions - net increase (decrease)	201,964,286	156,543,872
Redemption fees	45,730	278,776
Total increase (decrease) in net assets	288,817,598	178,276,232
Net Assets
Beginning of period	471,656,133	293,379,901
End of period (including undistributed net investment income of $216,059 and $1,705,322, respectively)	$ 760,473,731	$ 471,656,133

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 18.29	$ 17.49	$ 18.74	$ 15.11	$ 10.00
Income from Investment Operations
Net investment income D	.09	.15	.12	.11	.06
Net realized and unrealized gain (loss)	3.11	.73	(.31)	3.80	5.06
Total from investment operations	3.20	.88	(.19)	3.91	5.12
Less Distributions
From net investment income	(.19)	(.09)	(.06)	(.06)	(.01)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.19)	(.09)	(1.07)	(.29)	(.02)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 21.30	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Total Return B, C	17.55%	5.12%	.69%	26.32%	51.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 76,851	$ 48,088	$ 27,440	$ 21,907	$ 6,275
Ratio of expenses to average net assets	1.20% A	1.25%	1.24%	1.32%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.19% A, G	1.22% G	1.23% G	1.30% G	1.73% A, G
Ratio of net investment income to average net assets	.89% A	.92%	.73%	.63%	.55% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 18.21	$ 17.42	$ 18.66	$ 15.07	$ 10.00
Income from Investment Operations
Net investment income D	.07	.12	.09	.07	.04
Net realized and unrealized gain (loss)	3.10	.71	(.30)	3.78	5.04
Total from investment operations	3.17	.83	(.21)	3.85	5.08
Less Distributions
From net investment income	(.13)	(.05)	(.03)	(.04)	(.01)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.13)	(.05)	(1.04)	(.27)	(.02)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 21.25	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Total Return B, C	17.45%	4.84%	.53%	25.96%	50.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 263,096	$ 179,862	$ 123,361	$ 118,608	$ 52,003
Ratio of expenses to average net assets	1.44% A	1.47%	1.47%	1.52%	1.94% A
Ratio of expenses to average net assets after expense reductions	1.42% A, F	1.44% F	1.46% F	1.50% F	1.91% A, F
Ratio of net investment income to average net assets	.66% A	.70%	.50%	.44%	.37% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 17.95	$ 17.21	$ 18.52	$ 15.04	$ 12.56
Income from Investment Operations
Net investment income D	.01	.03	-	(.02)	(.02)
Net realized and unrealized gain (loss)	3.06	.70	(.29)	3.76	2.50
Total from investment operations	3.07	.73	(.29)	3.74	2.48
Less Distributions
From net investment income	(.03)	-	(.02)	(.04)	-
From net realized gain	-	-	(1.01)	(.23)	-
Total distributions	(.03)	-	(1.03)	(.27)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.99	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Total Return B, C	17.11%	4.30%	.05%	25.29%	19.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 256,523	$ 150,880	$ 94,072	$ 65,926	$ 7,737
Ratio of expenses to average net assets	1.96% A	2.01%	1.99%	2.06%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.94% A, G	1.98% G	1.98% G	2.04% G	2.49% A, G
Ratio of net investment income to average net assets	.13% A	.16%	(.02)%	(.14)%	(.37)% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 17.96	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income D	.02	.03	-	(.03)
Net realized and unrealized gain (loss)	3.05	.70	(.29)	3.57
Total from investment operations	3.07	.73	(.29)	3.54
Less Distributions
From net investment income	(.07)	(.02)	(.03)	(.02)
From net realized gain	-	-	(1.01)	(.21)
Total distributions	(.07)	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 20.96	$ 17.96	$ 17.24	$ 18.56
Total Return B, C	17.11%	4.30%	.07%	23.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 144,989	$ 83,078	$ 36,552	$ 19,983
Ratio of expenses to average net assets	1.92% A	1.96%	1.95%	2.09% A,
Ratio of expenses to average net assets after expense reductions	1.90% A, F	1.93% F	1.94% F	2.07% A, F
Ratio of net investment income to average net assets	.18% A	.21%	.02%	(.22)% A
Portfolio turnover rate	64% A	73%	38%	54%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 18.39	$ 17.60	$ 18.80	$ 15.14	$ 10.00
Income from Investment Operations
Net investment income D	.12	.21	.18	.14	.10
Net realized and unrealized gain (loss)	3.14	.72	(.30)	3.79	5.06
Total from investment operations	3.26	.93	(.12)	3.93	5.16
Less Distributions
From net investment income	(.24)	(.15)	(.08)	(.05)	(.02)
From net realized gain	-	-	(1.01)	(.23)	(.01)
Total distributions	(.24)	(.15)	(1.09)	(.28)	(.03)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 21.41	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Total Return B, C	17.80%	5.40%	1.12%	26.39%	51.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,014	$ 9,749	$ 11,956	$ 5,270	$ 3,758
Ratio of expenses to average net assets	.88% A	.90%	.93%	1.14%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87% A, G	.87% G	.92% G	1.13% G	1.47% A, G
Ratio of net investment income to average net assets	1.21% A	1.27%	1.04%	.81%	.85% A
Portfolio turnover rate	64% A	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $366,220,031 and $183,384,019, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 78,472	$ 74
Class T	541,138	64
Class B	1,005,870	754,403
Class C	574,244	376,271
	$ 2,199,724	$ 1,130,812

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested

Financial Services

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 175,454	$ 122,079
Class T	175,861	91,463
Class B	275,428	275,428 *
Class C	24,431	24,431 *
	$ 651,174	$ 513,401

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 95,507	.30 *
Class T	311,305	.29 *
Class B	315,085	.31 *
Class C	156,117	.27 *
Institutional Class	16,490	.23 *
	$ 894,504

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.,an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $33,684 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $3,205,027. The fund received cash collateral of $3,186,526 which was invested in cash equivalents, and U.S. Treasury obligations valued at $62,700.

Financial Services

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $45,574 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $546 under this arrangement.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2001	Year ended July 31, 2000
From net investment income
Class A	$ 575,190	$ 141,474
Class T	1,395,078	357,303
Class B	290,877	-
Class C	384,881	41,770
Institutional Class	166,327	101,825
Total	$ 2,812,353	$ 642,372

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	1,419,531	1,983,482	$ 28,731,683	$ 33,127,709
Reinvestment of distributions	25,885	7,540	524,854	129,104
Shares redeemed	(466,830)	(929,902)	(9,490,929)	(15,304,883)
Net increase (decrease)	978,586	1,061,120	$ 19,765,608	$ 17,951,930
Class T Shares sold	4,543,260	7,477,175	$ 92,490,631	$ 126,038,053
Reinvestment of distributions	63,254	19,181	1,279,562	327,797
Shares redeemed	(2,101,894)	(4,700,362)	(40,964,640)	(76,396,220)
Net increase (decrease)	2,504,620	2,795,994	$ 52,805,553	$ 49,969,630
Class B Shares sold	4,525,742	5,123,537	$ 90,579,168	$ 84,322,371
Reinvestment of distributions	11,856	-	236,963	-
Shares redeemed	(722,663)	(2,182,214)	(14,283,562)	(34,908,649)
Net increase (decrease)	3,814,935	2,941,323	$ 76,532,569	$ 49,413,722
Class C Shares sold	2,679,618	3,944,800	$ 53,313,247	$ 64,658,535
Reinvestment of distributions	15,218	1,942	303,732	32,872
Shares redeemed	(404,748)	(1,440,653)	(8,097,180)	(23,274,029)
Net increase (decrease)	2,290,088	2,506,089	$ 45,519,799	$ 41,417,378
Institutional Class Shares sold	433,117	523,400	$ 8,872,888	$ 8,779,263
Reinvestment of distributions	4,018	2,415	81,850	41,473
Shares redeemed	(79,136)	(675,136)	(1,613,981)	(11,029,524)
Net increase (decrease)	357,999	(149,321)	$ 7,340,757	$ (2,208,788)

Financial Services

Advisor Health Care Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Health Care - Inst CL	2.92%	15.97%	155.97%
S&P 500	-3.98%	-0.90%	122.57%
GS Health Care	5.67%	21.66%	167.21%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 107 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Health Care - Inst CL	15.97%	23.73%
S&P 500	-0.90%	19.87%
GS Health Care	21.66%	24.94%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $25,597 - a 155.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $26,721 - a 167.21% increase.

Semiannual Report

Advisor Health Care Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Yolanda McGettigan,
Portfolio Manager of Fidelity Advisor Health Care Fund

Q. How did the fund perform, Yolanda?

A. For the six-month period that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 2.75%, 2.67%, 2.38% and 2.38%, respectively. These returns underperformed the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - which returned 5.67%. However, the fund outpaced the Standard & Poor's 500 Index, which fell 3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 15.67%, 15.45%, 14.77% and 14.83%, respectively. During the same period, the Goldman Sachs index returned 21.66% and the S&P 500 index returned -0.90%.

A. For the six-month period that ended January 31, 2001, the fund's Institutional Class shares returned 2.92%. This return underperformed the Goldman Sachs Health Care Index - an index of 107 stocks designed to measure the performance of companies in the health care sector - which returned 5.67%. However, the fund outpaced the Standard & Poor's 500 Index, which fell 3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned 15.97%. During the same period, the Goldman Sachs index returned 21.66% and the S&P 500 index returned -0.90%.

Q. What factors contributed to the fund's underperformance relative to the Goldman Sachs index during the past six months?

A. An overweighting in relatively poor performing biotechnology stocks and unfavorable stock selection among a couple of large-cap pharmaceutical companies were the two major factors. Biotechnology stocks suffered in part from the perception that they often move in tandem with the technology sector, which experienced a correction before the period began and another sharp sell-off in the fourth quarter of 2000. Given the faltering technology sector, investors sought the safety of companies that offered steady current earnings growth, such as large-cap pharmaceutical companies, rather than the projected earnings growth of many faster-growing, but less-profitable, biotechnology companies. Turning to large-cap pharmaceuticals, the gains made by the fund's overweighting of Bristol-Myers Squibb and Schering-Plough, both of which performed well, were more than offset by losses resulting from overweighting Eli Lilly, which fell sharply, and underweighting Merck, a strong performer. Additionally, the fund's slight overexposure to generic drug stocks that lagged the index, such as Andrx Group and Barr Laboratories, held back our relative performance.

Q. What led to your decision to underweight Merck, which stood at 6.5% of the fund's net assets at period end?

A. For most of the period, the fund had a higher weighting in Merck, but I reduced our exposure at the end of the period. Let me explain. Merck had a drug pipeline that, in my opinion, was weaker than many of its peers, including Bristol-Myers, Squibb and Eli Lilly. However, as it became clear that domestic economic growth was worsening in the fall, I added to the fund's position in Merck to take advantage of the broader short-term demand for more stable growth companies. Merck had five products on the market that were doing extremely strong business. Those five products made up nearly 60% of the company's annual sales in 2000 and I felt had the potential to drive future earnings higher. With its consistent earnings growth, Merck rallied along with many large-cap drug companies in response to the shift of assets out of technology and into more defensive areas of the market during the past six months. Near the end of the period, however, I reduced the fund's exposure to the stock in favor of drug companies that I felt had greater long-term potential.

Q. What other strategies did you pursue?

A. I opportunistically took profits in some of the fund's holdings in the hospital and health maintenance organization (HMO) areas, such as Trigon Healthcare, which I sold off entirely, and Wellpoint Health Networks, after the valuations of these stocks hit their historic highs. These stocks had benefited from the approval in December of new legislation by Congress that would raise payments to hospitals and HMOs, and from growing patient admission rates.

Q. What stocks stood out as top performers? Which disappointed?

A. Bristol-Myers Squibb, the fund's largest holding, was our top contributor. Investors rewarded the company for a successful reorganization, which included the divestiture of its Clairol beauty products unit and its Zimmer orthopedics division, to focus more on the higher profit margin prescription drug business. In terms of disappointments, another one of the fund's largest holdings, Eli Lilly, proved to be the biggest detractor. The drug manufacturer's stock fell sharply in the third quarter of 2000 after an appeals court stripped away nearly three years of patent protection from its flagship product, Prozac, an antidepressant.

Q. What's your outlook for the health care sector, Yolanda?

A. In 2001, I expect to see a deceleration in earnings growth for the pharmaceutical industry, down to roughly 16%, from about 19% the previous year. Despite that slower pace, I'm optimistic that health care stocks will continue to generate attractive earnings growth relative to rest of the equity market, and that the relative earnings-growth gap could even widen should the economy experience further weakness. Health care stocks are viewed as defensive in nature and typically outperform during periods of slowing economic growth and easing monetary policy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 3.

Semiannual Report

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than $1.2 billion

Manager: Yolanda McGettigan, since 2000; joined Fidelity in 1997

3

Health Care

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
Bristol-Myers Squibb Co.	8.8
Pfizer, Inc.	8.2
Merck & Co., Inc.	6.5
Schering-Plough Corp.	5.2
Amgen, Inc.	5.2
Eli Lilly & Co.	5.0
Johnson & Johnson	4.6
American Home Products Corp.	4.4
Medtronic, Inc.	4.1
Abbott Laboratories	3.8
55.8
Top Industries as of January 31, 2001
% of fund's net assets
Drugs & Pharmaceuticals	60.8%
Medical Equipment & Supplies	21.5%
Medical Facilities Management	3.4%
Electronic Instruments	3.0%
Chemicals & Plastics	1.7%
All Others *	9.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (Note 1)
CHEMICALS & PLASTICS - 1.7%
Pharmacia Corp.	383,600	$ 21,489,272
COMPUTER SERVICES & SOFTWARE - 0.6%
Affymetrix, Inc. (a)	31,100	2,072,038
Cybear Group (a)	24,672	14,649
IMS Health, Inc.	190,600	4,806,932
WebMD Corp. (a)	105,000	1,004,063
TOTAL COMPUTER SERVICES & SOFTWARE		7,897,682
DRUGS & PHARMACEUTICALS - 60.8%
Abgenix, Inc. (a)	241,000	10,122,000
Alkermes, Inc. (a)	262,500	6,956,250
Allergan, Inc.	153,700	12,564,975
American Home Products Corp.	950,370	56,166,867
Amgen, Inc. (a)	934,600	65,714,063
Andrx Corp. - Andrx Group (a)	126,800	8,352,950
Applera Corp. - Celera Genomics Group (a)	67,400	3,302,600
Barr Laboratories, Inc. (a)	52,900	3,869,635
Bausch & Lomb, Inc.	166,100	7,776,802
Biogen, Inc. (a)	55,600	3,586,200
Biovail Corp. (a)	59,200	2,551,928
Bristol-Myers Squibb Co.	1,793,500	110,999,708
Celgene Corp. (a)	133,300	3,699,075
Cephalon, Inc. (a)	152,119	8,898,962
COR Therapeutics, Inc. (a)	33,800	1,318,200
CV Therapeutics, Inc. (a)	11,200	458,500
Decode Genetics, Inc.	1,000	9,000
Eli Lilly & Co.	803,900	63,347,320
Enzon, Inc. (a)	30,500	1,913,875
Exelixis, Inc.	192,600	2,985,300
Forest Laboratories, Inc. (a)	94,400	6,321,024
Genentech, Inc. (a)	227,200	13,461,600
Geneva Proteomics (d)	43,000	236,500
Human Genome Sciences, Inc. (a)	241,880	14,754,680
ICOS Corp. (a)	57,100	2,919,238
IDEC Pharmaceuticals Corp. (a)	268,800	15,808,800
ImClone Systems, Inc. (a)	166,200	6,149,400
Immunex Corp. (a)	280,020	8,575,613
Inhale Therapeutic Systems, Inc. (a)	86,600	3,317,863
IVAX Corp. (a)	109,400	3,796,180
Medarex, Inc. (a)	223,900	7,304,738
Medimmune, Inc. (a)	169,900	6,753,525
Merck & Co., Inc.	1,000,800	82,245,744
Millennium Pharmaceuticals, Inc. (a)	368,500	18,471,063
Pfizer, Inc.	2,309,500	104,273,925
PRAECIS Pharmaceuticals, Inc.	43,400	1,217,913
Protein Design Labs, Inc. (a)	70,000	5,175,625
QLT, Inc. (a)	34,700	938,933
Schering-Plough Corp.	1,314,900	66,270,960

	Shares	Value (Note 1)
Sepracor, Inc. (a)	161,100	$ 10,632,600
Serono SA sponsored ADR (a)	75,500	1,482,820
SuperGen, Inc. (a)	1,300	18,038
Vertex Pharmaceuticals, Inc. (a)	181,740	12,233,374
XOMA Ltd. (a)	266,800	3,251,625
TOTAL DRUGS & PHARMACEUTICALS		770,205,991
ELECTRONIC INSTRUMENTS - 3.0%
Apogent Technologies, Inc.	112,600	2,375,860
Applera Corp. - Applied Biosystems Group	271,200	22,780,800
Beckman Coulter, Inc.	81,400	3,057,384
Waters Corp. (a)	137,400	10,103,022
TOTAL ELECTRONIC INSTRUMENTS		38,317,066
HOME FURNISHINGS - 0.3%
Hillenbrand Industries, Inc.	68,500	3,243,475
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Tyco International Ltd.	656	40,410
INSURANCE - 1.3%
CIGNA Corp.	149,100	16,572,465
MEDICAL EQUIPMENT & SUPPLIES - 21.5%
Abbott Laboratories	1,082,500	48,560,950
Allscripts Healthcare Solutions, Inc. (a)	500	3,750
AmeriSource Health Corp. Class A (a)	72,800	3,482,024
Baxter International, Inc.	114,400	10,053,472
Becton, Dickinson & Co.	181,900	6,253,722
Biomet, Inc.	244,050	8,221,434
C.R. Bard, Inc.	86,400	3,995,136
Cardinal Health, Inc.	309,606	29,505,452
DENTSPLY International, Inc.	102,000	3,525,375
Guidant Corp. (a)	311,400	15,414,300
Johnson & Johnson	628,821	58,562,100
McKesson HBOC, Inc.	353,000	11,532,510
Medtronic, Inc.	957,096	51,683,184
MiniMed, Inc. (a)	45,200	1,502,900
Novoste Corp. (a)	40,000	1,390,000
Novoste Corp. (a)(c)	12,500	434,375
Patterson Dental Co. (a)	40,800	1,234,200
Priority Healthcare Corp. Class B (a)	136,800	4,736,700
Resmed, Inc. (a)	27,100	1,138,200
St. Jude Medical, Inc. (a)	109,400	6,673,400
Stryker Corp.	69,800	3,154,960
Sybron Dental Specialties, Inc. (a)	37,533	718,757
VISX, Inc. (a)	23,400	317,538
TOTAL MEDICAL EQUIPMENT & SUPPLIES		272,094,439
MEDICAL FACILITIES MANAGEMENT - 3.4%
Express Scripts, Inc. Class A (a)	31,100	2,886,469
HCA - The Healthcare Co.	432,900	16,194,789
Common Stocks - continued
	Shares	Value (Note 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Health Management Associates, Inc. Class A (a)	244,700	$ 3,947,011
Tenet Healthcare Corp.	297,800	12,990,036
UnitedHealth Group, Inc.	5,600	315,896
Wellpoint Health Networks, Inc. (a)	66,100	6,376,667
TOTAL MEDICAL FACILITIES MANAGEMENT		42,710,868
SERVICES - 0.3%
Caremark Rx, Inc. (a)	264,000	3,326,400
SYNAVANT, Inc. (a)	9,530	59,563
TOTAL SERVICES		3,385,963
TOTAL COMMON STOCKS (Cost $998,385,341)		1,175,957,631
Cash Equivalents - 6.3%

Fidelity Cash Central Fund, 6.14% (b)	72,595,853	72,595,853
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	7,619,255	7,619,255
TOTAL CASH EQUIVALENTS (Cost $80,215,108)		80,215,108
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,078,600,449)		1,256,172,739
NET OTHER ASSETS - 0.8%		10,265,808
NET ASSETS - 100%		$ 1,266,438,547
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $434,375 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 236,500
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,086,248,173. Net unrealized appreciation aggregated $169,924,566, of which $229,385,694 related to appreciated investment securities and $59,461,128 related to depreciated investment securities.

Health Care

See accompanying notes which are an integral part of the financial statements.

Advisor Health Care Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,078,600,449) - See accompanying schedule		$ 1,256,172,739
Receivable for investments sold		52,779,545
Receivable for fund shares sold		6,567,684
Dividends receivable		1,033,957
Interest receivable		377,955
Redemption fees		2,719
Other receivables		8,181
Total assets		1,316,942,780
Liabilities
Payable for investments purchased	$ 37,225,615
Payable for fund shares redeemed	3,923,970
Accrued management fee	608,034
Distribution fees payable	762,960
Other payables and accrued expenses	364,399
Collateral on securities loaned, at value	7,619,255
Total liabilities		50,504,233
Net Assets		$ 1,266,438,547
Net Assets consist of:
Paid in capital		$ 1,090,184,695
Accumulated net investment loss		(2,436,552)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,118,633
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		177,571,771
Net Assets		$ 1,266,438,547
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,900,552 ÷ 6,642,093 shares)		$21.51
Maximum offering price per share (100/94.25 of $21.51)		$22.82
Class T: Net Asset Value and redemption price per share ($399,342,210 ÷ 18,716,750 shares)		$21.34
Maximum offering price per share (100/96.50 of $21.34)		$22.11
Class B: Net Asset Value and offering price per share ($452,167,878 ÷ 21,631,032 shares) A		$20.90
Class C: Net Asset Value and offering price per share ($229,279,272 ÷ 10,968,481 shares) A		$20.90
Institutional Class: Net Asset Value, offering price and redemption price per share ($42,748,635 ÷ 1,973,591 shares)		$21.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 5,009,029
Interest		2,523,784
Security lending		27,671
Total income		7,560,484
Expenses
Management fee	$ 3,523,185
Transfer agent fees	1,778,990
Distribution fees	4,403,642
Accounting and security lending fees	148,739
Non-interested trustees' compensation	2,184
Custodian fees and expenses	9,665
Registration fees	171,870
Audit	14,688
Legal	2,255
Miscellaneous	10,248
Total expenses before reductions	10,065,466
Expense reductions	(68,430)	9,997,036
Net investment income (loss)		(2,436,552)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,167,706
Foreign currency transactions	(2,371)	24,165,335
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,369,568)
Assets and liabilities in foreign currencies	112	(2,369,456)
Net gain (loss)		21,795,879
Net increase (decrease) in net assets resulting from operations		$ 19,359,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (2,436,552)	$ (3,053,795)
Net realized gain (loss)	24,165,335	38,609,630
Change in net unrealized appreciation (depreciation)	(2,369,456)	125,937,738
Net increase (decrease) in net assets resulting from operations	19,359,327	161,493,573
Distributions to shareholders From net investment income	-	(55,986)
From net realized gain	(58,969,087)	(13,943,374)
Total distributions	(58,969,087)	(13,999,360)
Share transactions - net increase (decrease)	246,364,214	228,829,268
Redemption fees	86,999	336,627
Total increase (decrease) in net assets	206,841,453	376,660,108
Net Assets
Beginning of period	1,059,597,094	682,936,986
End of period (including accumulated net investment loss of $2,436,552 and $0, respectively)	$ 1,266,438,547	$ 1,059,597,094

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 22.02	$ 18.52	$ 16.70	$ 14.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01	.00	(.03)	(.02)
Net realized and unrealized gain (loss)	.60	3.89	2.20	3.50	4.12
Total from investment operations	.61	3.90	2.20	3.47	4.10
Less Distributions
From net realized gain	(1.12)	(.41)	(.39)	(.88)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 21.51	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Total Return B, C	2.75%	21.44%	13.80%	26.47%	41.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 142,901	$ 108,248	$ 66,142	$ 20,902	$ 5,488
Ratio of expenses to average net assets	1.18% A	1.20%	1.23%	1.38%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.17% A, G	1.18% G	1.21%% G	1.36% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.06% A	.07%	.01%	(.18)%	(.18)% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.87	$ 18.40	$ 16.61	$ 14.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	.61	3.86	2.19	3.47	4.09
Total from investment operations	.59	3.83	2.15	3.42	4.05
Less Distributions
From net realized gain	(1.12)	(.37)	(.37)	(.87)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 21.34	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Total Return B, C	2.67%	21.16%	13.54%	26.17%	40.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 399,342	$ 361,351	$ 248,442	$ 124,652	$ 50,868
Ratio of expenses to average net assets	1.41% A	1.42%	1.46%	1.54%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.39% A, F	1.40% F	1.43% F	1.52% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.17)% A	(.15)%	(.21)%	(.31)%	(.39)% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.50	$ 18.16	$ 16.47	$ 14.01	$ 11.88
Income from Investment Operations
Net investment income (loss) D	(.08)	(.13)	(.13)	(.14)	(.05)
Net realized and unrealized gain (loss)	.60	3.80	2.17	3.45	2.18
Total from investment operations	.52	3.67	2.04	3.31	2.13
Less Distributions
From net realized gain	(1.12)	(.34)	(.36)	(.86)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 20.90	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Total Return B, C	2.38%	20.53%	12.96%	25.40%	17.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 452,168	$ 366,413	$ 225,441	$ 57,074	$ 6,159
Ratio of expenses to average net assets	1.93% A	1.94%	1.98%	2.13%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.92% A, G	1.93% G	1.96% G	2.12% G	2.49% A, G
Ratio of net investment income (loss) to average net assets	(.69)% A	(.68)%	(.73)%	(.95)%	(.99)% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 21.50	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) D	(.07)	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	.59	3.80	2.17	3.39
Total from investment operations	.52	3.68	2.05	3.27
Less Distributions
From net realized gain	(1.12)	(.36)	(.38)	(.63)
Redemption fees added to paid in capital	.00	.01	.01	-
Net asset value, end of period	$ 20.90	$ 21.50	$ 18.17	$ 16.49
Total Return B, C	2.38%	20.59%	13.04%	24.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 229,279	$ 183,264	$ 109,372	$ 19,154
Ratio of expenses to average net assets	1.89% A	1.91%	1.95%	2.18% A
Ratio of expenses to average net assets after expense reductions	1.88% A, F	1.89% F	1.92% F	2.17% A, F
Ratio of net investment income (loss) to average net assets	(.65)% A	(.64)%	(.70)%	(1.06)% A
Portfolio turnover rate	58% A	51%	98%	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 22.13	$ 18.59	$ 16.73	$ 14.12	$ 10.00
Income from Investment Operations
Net investment income D	.04	.07	.05	.03	.01
Net realized and unrealized gain (loss)	.61	3.90	2.21	3.47	4.11
Total from investment operations	.65	3.97	2.26	3.50	4.12
Less Distributions
From net investment income	-	(.03)	-	-	-
From net realized gain	(1.12)	(.41)	(.41)	(.90)	-
Total distributions	(1.12)	(.44)	(.41)	(.90)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 21.66	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Total Return B, C	2.92%	21.77%	14.17%	26.70%	41.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 42,749	$ 40,320	$ 33,540	$ 10,424	$ 6,875
Ratio of expenses to average net assets	.92% A	.93%	.97%	1.07%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.91% A, G	.92% G	.95% G	1.04% G	1.49% A, G
Ratio of net investment income to average net assets	.32% A	.33%	.28%	.17%	.08% A
Portfolio turnover rate	58% A	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid reduction.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues)amounted to $236,500 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $493,558,083 and $340,312,001, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 162,874	$ 38
Class T	1,013,080	540
Class B	2,141,611	1,606,208
Class C	1,086,077	488,200
	$ 4,403,642	$ 2,094,986

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The

Health Care

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 288,394	$ 158,204
Class T	306,349	121,365
Class B	477,006	477,006 *
Class C	29,465	29,465 *
	$ 1,101,214	$ 786,040

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 199,043	.30 *
Class T	567,201	.28 *
Class B	656,398	.30 *
Class C	293,762	.27 *
Institutional Class	62,586	.29 *
	$ 1,778,990

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13,574 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,374,973. The fund received cash collateral of $7,619,255 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $68,181 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $87 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class C	$ 162

Health Care

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Institutional Class	$ -	$ 55,986
From net realized gain
Class A	$ 6,102,903	$ 1,513,849
Class T	19,504,180	5,017,622
Class B	20,773,902	4,390,652
Class C	10,520,624	2,255,536
Institutional Class	2,067,478	765,715
Total	$ 58,969,087	$ 13,999,360

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	2,145,293	2,976,195	$ 48,378,490	$ 57,995,930
Reinvestment of distributions	259,620	71,818	5,677,488	1,377,514
Shares redeemed	(679,831)	(1,703,303)	(15,259,152)	(32,602,744)
Net increase (decrease)	1,725,082	1,344,710	$ 38,796,826	$ 26,770,700
Class T Shares sold	4,046,308	8,817,982	$ 90,664,831	$ 171,795,235
Reinvestment of distributions	847,923	246,626	18,379,457	4,708,078
Shares redeemed	(2,701,750)	(6,044,271)	(59,342,900)	(113,414,865)
Net increase (decrease)	2,192,481	3,020,337	$ 49,701,388	$ 63,088,448
Class B Shares sold	5,243,747	8,402,675	$ 115,229,647	$ 159,912,025
Reinvestment of distributions	824,050	198,004	17,549,824	3,734,363
Shares redeemed	(1,477,970)	(3,973,722)	(32,056,745)	(73,965,867)
Net increase (decrease)	4,589,827	4,626,957	$ 100,722,726	$ 89,680,521
Class C Shares sold	2,997,316	4,784,414	$ 65,756,970	$ 91,120,799
Reinvestment of distributions	373,717	83,910	7,961,665	1,581,712
Shares redeemed	(927,362)	(2,361,733)	(20,090,823)	(44,212,557)
Net increase (decrease)	2,443,671	2,506,591	$ 53,627,812	$ 48,489,954
Institutional Class Shares sold	478,268	1,215,089	$ 10,806,983	$ 23,709,203
Reinvestment of distributions	66,317	30,625	1,456,998	588,917
Shares redeemed	(392,782)	(1,227,964)	(8,748,519)	(23,498,475)
Net increase (decrease)	151,803	17,750	$ 3,515,462	$ 799,645

Health Care

Advisor Natural Resources Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - Inst CL	14.29%	28.49%	76.30%	299.18%
S&P 500	-3.98%	-0.90%	132.30%	396.06%
GS Natural Resources	11.47%	17.62%	n/a*	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case six months, one year, five years or 10 years. You can compare Institutional Class' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - Inst CL	28.49%	12.01%	14.85%
S&P 500	-0.90%	18.36%	17.37%
GS Natural Resources	17.62%	n/a*	n/a*

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

* Not available

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Institutional Class on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $39,918 - a 299.18% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,606 - a 396.06% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

Semiannual Report

Advisor Natural Resources Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Scott Offen, Portfolio Manager of Fidelity Advisor Natural Resources Fund

Q. Scott, how did the fund perform during the past six months?

A. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 14.16%, 13.99%, 13.68% and 13.71%, respectively. To compare, the Goldman Sachs Natural Resources Index - an index of 114 stocks designed to measure the performance of companies in the natural resources sector - returned 11.47%, and the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 28.11%, 27.79%, 27.11% and 27.12%, respectively, while the Goldman Sachs index returned 17.62% and the S&P 500 returned -0.90%.

A. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned 14.29%. To compare, the Goldman Sachs Natural Resources Index - an index of 114 stocks designed to measure the performance of companies in the natural resources sector - returned 11.47%, and the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned 28.49%, while the Goldman Sachs index returned 17.62% and the S&P 500 returned -0.90%.

Q. Why did the natural resources sector perform so much better than the overall market, as measured by the S&P 500?

A. On the energy side, OPEC - the Organization of Petroleum Exporting Countries - succeeded in implementing production cuts at a time when oil prices remained relatively high. Energy companies overall benefited from the belief that OPEC had finally coordinated better management of oil prices, while energy services firms profited from continued strong drilling activity. A very tight supply of natural gas caused a threefold increase in the price of this commodity from the prior year, aiding the performance of companies involved in natural gas extraction or distribution. The other natural resources industries - including non-ferrous metals and paper and forest products - tend to be economically sensitive. Stocks within these industries rose as investors became heartened that cuts in short-term interest rates implemented by the Federal Reserve Board would help stimulate economic growth.

Q. What helped the fund perform better than the Goldman Sachs index during the six-month period?

A. For the most part, the fund's performance was helped by its industry weightings relative to the index. An overweighted position in strong-performing energy services stocks certainly added to performance, as drilling activity remained strong due to a need to increase capacity worldwide. Higher oil prices encouraged oil companies to increase capital spending on drilling, exploration and production. I also overweighted paper and forest products, which helped performance as share prices in this industry rebounded from low levels in response to Fed rate cuts. Stock selection within the integrated oil companies also aided performance, as company-specific events helped certain stocks perform better than others.

Q. Which stocks performed well? Which disappointed?

A. Alcoa performed well for the fund, for a rather interesting reason. As I mentioned, natural gas prices were on the rise, which in turn led to higher electricity prices since many electric plants are gas-powered. Many aluminum companies, including Alcoa, found it more profitable to shut down some of their capacity and sell the electricity they would ordinarily use for production back to the market. Overall, worldwide aluminum capacity declined by about 5%. Within the U.S., it declined about 25%. This reduced capacity helped buoy aluminum prices, within an economically sensitive industry where stocks were bid up when the Fed started to cut rates. Other top performers included integrated oil companies Texaco and Chevron, which benefited from their proposed merger with one another, and Exxon Mobil, which continued to profit from the merger of its two components. Kinder Morgan was another strong performer, as higher natural gas prices helped this pipeline stock. On the down side, Williams Companies, a pipeline company, was hurt by its telecommunications subsidiary, which suffered from the general downdraft of telecom stocks. Halliburton, a diversified energy services firm, suffered from an earnings shortfall due the company's restructuring of its engineering and construction businesses.

Q. What is your outlook?

A. I plan on taking a cautious approach, as there are countervailing forces that could lead to some uncertainty within the natural resources sector. At this point, supply is not a problem; there are plenty of natural resources available. What remains in question is the amount of demand. The main wild card at this point is the strength of the economy. Will growth remain strong enough to sustain and encourage demand? It is unclear. Another question is OPEC's ability to maintain control of production levels and, therefore, oil prices. Currently, oil prices are at historically high levels. Typically, when prices are this high, consumers alter their behavior, choosing to use less energy. Softening demand would change the prospects of the oil industry. Again, much will depend on where the economy goes from here.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Semiannual Report

Fund Facts

Start date: December 29, 1987

Size: as of January 31, 2001, more than $380 million

Manager: Scott Offen, since 1999; joined Fidelity in 1985

3

Natural Resources

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
BP Amoco PLC sponsored ADR	7.7
Royal Dutch Petroleum Co. (NY Shares)	7.5
Enron Corp.	6.6
Chevron Corp.	6.5
Schlumberger Ltd. (NY Shares)	4.6
Alcoa, Inc.	3.9
Texaco, Inc.	3.8
Exxon Mobil Corp.	3.1
Conoco, Inc. Class B	2.7
International Paper Co.	2.2
48.6
Top Industries as of January 31, 2001
% of fund's net assets
Oil & Gas	47.2%
Energy Services	19.1%
Gas	11.0%
Paper & Forest Products	7.5%
Metals & Mining	6.7%
All Others *	8.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (Note 1)
CHEMICALS & PLASTICS - 0.6%
Georgia Gulf Corp.	20,200	$ 343,198
Lyondell Chemical Co.	34,300	557,375
Millennium Chemicals, Inc.	31,500	531,405
PolyOne Corp.	20,900	171,380
Solutia, Inc.	64,900	815,144
TOTAL CHEMICALS & PLASTICS		2,418,502
ENERGY SERVICES - 19.1%
Atwood Oceanics, Inc. (a)	17,200	724,292
Baker Hughes, Inc.	131,750	5,447,863
BJ Services Co. (a)	64,000	5,009,920
Cal Dive International, Inc. (a)	46,400	1,122,300
Coflexip SA sponsored ADR	5,900	426,275
Diamond Offshore Drilling, Inc.	31,800	1,287,582
ENSCO International, Inc.	49,900	1,798,895
Global Industries Ltd. (a)	69,000	901,313
Global Marine, Inc. (a)	108,200	3,110,750
Grey Wolf, Inc. (a)	92,400	568,260
Halliburton Co.	79,400	3,270,486
Hanover Compressor Co. (a)	200	7,674
Helmerich & Payne, Inc.	19,300	922,733
Marine Drilling Companies, Inc. (a)	23,950	706,525
McDermott International, Inc.	100	1,410
Nabors Industries, Inc. (a)	78,600	4,638,186
Noble Drilling Corp. (a)	67,400	3,041,088
Oceaneering International, Inc. (a)	22,100	415,480
Precision Drilling Corp. (a)	58,600	2,199,553
Pride International, Inc. (a)	26,900	661,740
R&B Falcon Corp. (a)	15,000	336,000
Rowan Companies, Inc. (a)	54,000	1,474,200
Santa Fe International Corp.	57,000	1,932,300
Schlumberger Ltd. (NY Shares)	227,800	17,495,040
Smith International, Inc. (a)	25,700	1,955,770
Superior Energy Services, Inc. (a)	1,500	15,656
Tidewater, Inc.	20,200	966,570
Transocean Sedco Forex, Inc.	113,779	5,171,256
UTI Energy Corp. (a)	7,702	254,089
Varco International, Inc. (a)	36,400	757,484
W-H Energy Services, Inc.	58,700	1,060,269
Weatherford International, Inc.	104,900	5,127,512
TOTAL ENERGY SERVICES		72,808,471
GAS - 11.0%
Dynegy, Inc. Class A	17,998	876,503
El Paso Energy Corp.	71,000	4,465,900
Enron Corp.	313,000	25,040,000
Kinder Morgan, Inc.	125,700	6,831,795
Williams Companies, Inc.	114,600	4,484,298
TOTAL GAS		41,698,496

	Shares	Value (Note 1)
IRON & STEEL - 0.3%
Nucor Corp.	31,600	$ 1,308,240
METALS & MINING - 6.7%
Alcan Aluminium Ltd.	150,700	5,442,336
Alcoa, Inc.	406,700	14,942,158
Phelps Dodge Corp.	107,800	5,001,920
TOTAL METALS & MINING		25,386,414
OIL & GAS - 47.2%
Alberta Energy Co. Ltd.	20,300	835,922
Amerada Hess Corp.	45,400	3,150,760
Anadarko Petroleum Corp.	63,681	3,623,449
Apache Corp.	20,600	1,186,560
BP Amoco PLC sponsored ADR	567,948	29,249,320
Burlington Resources, Inc.	59,200	2,504,160
Cabot Oil & Gas Corp. Class A	100	2,802
Canadian Hunter Exploration Ltd. (a)	29,400	678,794
Chevron Corp.	297,200	24,750,816
Conoco, Inc.:
Class A	270,700	7,457,785
Class B	360,102	10,154,876
Cooper Cameron Corp. (a)	43,200	2,774,736
Devon Energy Corp.	46,625	2,555,050
ENI Spa sponsored ADR	36,000	2,340,000
EOG Resources, Inc.	24,300	1,062,882
Exxon Mobil Corp.	140,680	11,838,222
Grant Prideco, Inc. (a)	102,200	2,159,486
Gulf Canada Resources Ltd. (a)	278,800	1,516,228
Louis Dreyfus Natural Gas Corp. (a)	17,000	579,700
Magnum Hunter Resources, Inc. (a)	1	12
National-Oilwell, Inc. (a)	30,500	1,112,945
Newfield Exploration Co. (a)	28,900	967,861
Noble Affiliates, Inc.	22,300	944,628
Ocean Energy, Inc.	116,000	2,019,560
Pioneer Natural Resources Co. (a)	39,600	693,000
Rio Alto Exploration Ltd. (a)	18,700	343,154
Royal Dutch Petroleum Co. (NY Shares)	471,100	28,430,885
Suncor Energy, Inc.	192,800	4,470,706
Sunoco, Inc.	69,600	2,227,200
Swift Energy Co. (a)	1	34
Talisman Energy, Inc. (a)	75,900	2,646,320
Texaco, Inc.	233,400	14,330,760
Tosco Corp.	120,300	4,064,937
TotalFinaElf SA sponsored ADR	29,200	2,146,200
Triton Energy Ltd.	13,800	336,720
Ultramar Diamond Shamrock Corp.	34,800	994,584
USX - Marathon Group	139,800	3,824,928
Valero Energy Corp.	43,400	1,499,470
Wiser Oil Co. (a)	1	6
TOTAL OIL & GAS		179,475,458
Common Stocks - continued
	Shares	Value (Note 1)
PACKAGING & CONTAINERS - 0.2%
Packaging Corp. of America	61,700	$ 869,970
PAPER & FOREST PRODUCTS - 7.5%
Boise Cascade Corp.	47,300	1,557,589
Bowater, Inc.	48,800	2,574,200
Domtar, Inc.	74,900	597,261
Georgia-Pacific Group	113,500	3,508,285
Georgia-Pacific Group - Timber Group	31,900	1,017,610
International Paper Co.	217,400	8,402,510
Kimberly-Clark Corp.	17,000	1,100,750
Mead Corp.	28,200	855,870
Rayonier, Inc.	10,100	432,987
Smurfit-Stone Container Corp. (a)	94,400	1,368,800
Temple-Inland, Inc.	14,500	739,355
Westvaco Corp.	52,100	1,400,969
Weyerhaeuser Co.	93,400	4,903,500
TOTAL PAPER & FOREST PRODUCTS		28,459,686
PRECIOUS METALS - 0.9%
Barrick Gold Corp.	158,300	2,434,815
Homestake Mining Co.	25,000	123,750
Newmont Mining Corp.	18,700	288,915
Stillwater Mining Co. (a)	15,300	599,760
TOTAL PRECIOUS METALS		3,447,240
SECURITIES INDUSTRY - 0.0%
William Multi-Tech, Inc. warrants 2/15/03 (a)(c)	1,029,000	7
SHIP BUILDING & REPAIR - 0.1%
Dril-Quip, Inc. (a)	14,100	375,624
TOTAL COMMON STOCKS (Cost $296,409,575)		356,248,108
Cash Equivalents - 7.4%

Fidelity Cash Central Fund, 6.14% (b)	26,888,226	26,888,226
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	1,300,000	1,300,000
TOTAL CASH EQUIVALENTS (Cost $28,188,226)		28,188,226
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $324,597,801)		384,436,334
NET OTHER ASSETS - (1.0)%		(3,973,825)
NET ASSETS - 100%		$ 380,462,509
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.3%
United Kingdom	7.7
Netherlands	7.5
Canada	5.6
Netherlands Antilles	4.6
Others (individually less than 1%)	1.3
100.0%
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $326,689,210. Net unrealized appreciation aggregated $57,747,124, of which $61,967,431 related to appreciated investment securities and $4,220,307 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $27,373,000 of which $21,050,000 and $6,323,000 will expire on July 31, 2007 and 2008, respectively.

Natural Resources

See accompanying notes which are an integral part of the financial statements.

Advisor Natural Resources Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $324,597,801) - See accompanying schedule		$ 384,436,334
Receivable for investments sold		2,576,082
Receivable for fund shares sold		839,248
Redemption fees receivable		397
Dividends receivable		127,771
Interest receivable		98,051
Other receivables		1,052
Total assets		388,078,935
Liabilities
Payable for investments purchased	$ 4,991,560
Payable for fund shares redeemed	902,721
Accrued management fee	179,035
Distribution fees payable	186,561
Other payables and accrued expenses	56,549
Collateral on securities loaned, at value	1,300,000
Total liabilities		7,616,426
Net Assets		$ 380,462,509
Net Assets consist of:
Paid in capital		$ 309,650,774
Distributions in excess of net investment income		(345,023)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,318,158
Net unrealized appreciation (depreciation) on investments		59,838,600
Net Assets		$ 380,462,509
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,843,953 ÷ 544,112 shares)		$27.28
Maximum offering price per share (100/94.25 of $27.28)		$28.94
Class T: Net Asset Value and redemption price per share ($268,383,023 ÷ 9,716,295 shares)		$27.62
Maximum offering price per share (100/96.50 of $27.62)		$28.62
Class B: Net Asset Value and offering price per share ($69,204,636 ÷ 2,564,732 shares) A		$26.98
Class C: Net Asset Value and offering price per share ($21,352,521 ÷ 788,195 shares) A		$27.09
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,678,376 ÷ 241,609 shares)		$27.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 2,605,329
Interest		826,899
Security lending		15,317
Total income		3,447,545
Expenses
Management fee	$ 1,042,834
Transfer agent fees	489,052
Distribution fees	1,081,790
Accounting and security lending fees	66,785
Non-interested trustees' compensation	711
Custodian fees and expenses	9,735
Registration fees	52,409
Audit	13,924
Legal	975
Miscellaneous	2,352
Total expenses before reductions	2,760,567
Expense reductions	(78,295)	2,682,272
Net investment income		765,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	40,119,737
Foreign currency transactions	(7,531)	40,112,206
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,322,768
Assets and liabilities in foreign currencies	572	4,323,340
Net gain (loss)		44,435,546
Net increase (decrease) in net assets resulting from operations		$ 45,200,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income	$ 765,273	$ 626,449
Net realized gain (loss)	40,112,206	22,175,209
Change in net unrealized appreciation (depreciation)	4,323,340	4,098,421
Net increase (decrease) in net assets resulting from operations	45,200,819	26,900,079
Distributions to shareholders From net investment income	(1,220,778)	(183,357)
In excess of net investment income	(345,023)	-
Total distributions	(1,565,801)	(183,357)
Share transactions - net increase (decrease)	12,527,180	(54,916,981)
Redemption fees	28,734	195,083
Total increase (decrease) in net assets	56,190,932	(28,005,176)
Net Assets
Beginning of period	324,271,577	352,276,753
End of period (including under (over) distribution of net investment income of $(345,023) and $455,505, respectively)	$ 380,462,509	$ 324,271,577

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F
Net asset value, beginning of period	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11	$ 23.65
Income from Investment Operations
Net investment income (loss) D	.09	.10	.07	.06	(.05)	(.00)
Net realized and unrealized gain (loss)	3.31	2.06	3.71	(3.33)	2.81	1.46
Total from investment operations	3.40	2.16	3.78	(3.27)	2.76	1.46
Less Distributions
From net investment income	(.15)	(.08)	(.04)	-	(.10)	-
In excess of net investment income	(.04)	-	-	-	(.04)	-
From net realized gain	-	-	(.71)	(3.96)	(1.57)	-
Total distributions	(.19)	(.08)	(.75)	(3.96)	(1.71)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-	-
Net asset value, end of period	$ 27.28	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11
Total Return B, C	14.16%	9.92%	21.48%	(14.61)%	11.45%	6.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,844	$ 10,381	$ 7,801	$ 6,474	$ 6,372	$ 1,609
Ratio of expenses to average net assets	1.23% A	1.26%	1.28%	1.34%	1.71% A, G	1.66% A, G
Ratio of expenses to average net assets after expense reductions	1.19% A, H	1.21% H	1.23% H	1.30% H	1.68% A, H	1.58% A, H
Ratio of net investment income (loss) to average net assets	.70% A	.43%	.38%	.28%	(.28)% A	(.01)% A
Portfolio turnover rate	145% A	90%	99%	97%	116% A	137%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F	1995 F
Net asset value, beginning of period	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.07	.06	.04	.02	(.02)	.00	(.05)
Net realized and unrealized gain (loss)	3.33	2.08	3.76	(3.34)	2.83	6.56	2.00
Total from investment operations	3.40	2.14	3.80	(3.32)	2.81	6.56	1.95
Less Distributions
From net investment income	(.10)	(.01)	(.01)	-	(.01)	-	-
In excess of net investment income	(.03)	-	-	-	(.01)	-	-
From net realized gain	-	-	(.70)	(3.92)	(1.57)	(.69)	(.26)
Total distributions	(.13)	(.01)	(.71)	(3.92)	(1.59)	(.69)	(.26)
Redemption fees added to paid in capital	.00	.01	.01	.01	-	-	-
Net asset value, end of period	$ 27.62	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25
Total Return B, C	13.99%	9.69%	21.31%	(14.69)%	11.62%	35.01%	11.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 268,383	$ 245,995	$ 283,419	$ 342,347	$ 618,083	$ 602,915	$ 272,979
Ratio of expenses to average net assets	1.41% A	1.41%	1.45%	1.43%	1.47% A	1.59%	1.86% H
Ratio of expenses to average net assets after expense reductions	1.36% A, G	1.37% G	1.40% G	1.39% G	1.44% A, G	1.56% G	1.84% G
Ratio of net investment income (loss) to average net assets	.52% A	.27%	.20%	.10%	(.12)% A	.00%	(.30)%
Portfolio turnover rate	145% A	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement the class' expense ratio would have been higher.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F	1995 I
Net asset value, beginning of period	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23	$ 18.87
Income from Investment Operations
Net investment income (loss) D	(.00)	(.06)	(.06)	(.09)	(.12)	(.15)	(.03)
Net realized and unrealized gain (loss)	3.25	2.04	3.68	(3.29)	2.80	6.49	.39
Total from investment operations	3.25	1.98	3.62	(3.38)	2.68	6.34	.36
Less Distributions
From net investment income	(.03)	-	-	-	-	-	-
In excess of net investment income	(.01)	-	-	-	-	-	-
From net realized gain	-	-	(.66)	(3.81)	(1.57)	(.69)	-
Total distributions	(.04)	-	(.66)	(3.81)	(1.57)	(.69)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-	-	-
Net asset value, end of period	$ 26.98	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23
Total Return B, C	13.68%	9.14%	20.57%	(15.12)%	11.19%	33.87%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 69,205	$ 50,685	$ 47,792	$ 44,351	$ 59,044	$ 36,106	$ 2,508
Ratio of expenses to average net assets	1.94% A	1.96%	1.99%	1.98%	2.04% A	2.28%	2.23% A, H
Ratio of expenses to average net assets after expense reductions	1.90% A, G	1.92% G	1.95% G	1.94% G	2.02% A, G	2.24% G	2.21% A, G
Ratio of net investment income (loss) to average net assets	(.01)% A	(.28)%	(.34)%	(.41)%	(.67)% A	(.68)%	(.67)% A
Portfolio turnover rate	145% A	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement the class' expense ratio would have been higher.

I For the period July 3, 1995 (commencement of sale of Class B shares) to October 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 23.88	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss) D	.00	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	3.27	2.04	3.71	(4.15)
Total from investment operations	3.27	1.99	3.66	(4.22)
Less Distributions
From net investment income	(.05)	(.04)	(.01)	-
In excess of net investment income	(.01)	-	-	-
From net realized gain	-	-	(.70)	(1.22)
Total distributions	(.06)	(.04)	(.71)	(1.22)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 27.09	$ 23.88	$ 21.92	$ 18.96
Total Return B, C	13.71%	9.15%	20.72%	(17.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 21,353	$ 13,741	$ 8,761	$ 2,972
Ratio of expenses to average net assets	1.91% A	1.91%	1.94%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.86% A, G	1.87% G	1.89% G	2.44% A, G
Ratio of net investment income (loss) to average net assets	.03% A	(.23)%	(.28)%	(.48)% A
Portfolio turnover rate	145% A	90%	99%	97%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E	1996 F	1995 I
Net asset value, beginning of period	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27	$ 18.87
Income from Investment Operations
Net investment income D	.14	.19	.14	.13	.04	.04	(.01)
Net realized and unrealized gain (loss)	3.34	2.07	3.76	(3.35)	2.85	6.55	.41
Total from investment operations	3.48	2.26	3.90	(3.22)	2.89	6.59	.40
Less Distributions
From net investment income	(.21)	(.13)	(.07)	(.09)	(.05)	-	-
In excess of net investment income	(.06)	-	-	-	(.02)	-	-
From net realized gain	-	-	(.71)	(3.97)	(1.57)	(.69)	-
Total distributions	(.27)	(.13)	(.78)	(4.06)	(1.64)	(.69)	-
Redemption fees added to paid in capital	.00	.02	.01	.01	-	-	-
Net asset value, end of period	$ 27.64	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27
Total Return B, C	14.29%	10.31%	21.95%	(14.29)%	11.95%	35.13%	2.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,678	$ 3,470	$ 4,505	$ 3,922	$ 10,042	$ 9,860	$ 718
Ratio of expenses to average net assets	.86% A	.86%	.87%	.95%	1.08%	1.44%	1.68% A, H
Ratio of expenses to average net assets after expense reductions	.82% A, G	.82% G	.82% G	.91% G	1.06% G	1.39% G	1.66% A, G
Ratio of net investment income to average net assets	1.07% A	.82%	.78%	.55%	.24%	.17%	(.13)% A
Portfolio turnover rate	145% A	90%	99%	97%	116%	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I For the period July 3, 1995 (commencement of sales of Institutional Class shares) to October 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foriegn currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,812,425 and $248,840,887, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 16,271	$ 12
Class T	659,214	1,112
Class B	314,651	235,988
Class C	91,654	50,659
	$ 1,081,790	$ 287,771

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of

Natural Resources

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with
Affiliates - continued

Sales Load - continued

the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 32,725	$ 18,114
Class T	59,713	19,744
Class B	109,021	109,021*
Class C	10,442	10,442*
	$ 211,901	$ 157,321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,552	.33 *
Class T	344,414	.26 *
Class B	94,557	.30 *
Class C	23,797	.26 *
Institutional Class	4,732	.21 *
	$ 489,052

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $18,210 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $1,300,000. The fund received cash collateral of $1,300,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $78,295 under this arrangement.

Natural Resources

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Class A	$ 73,946	$ 28,413
Class T	1,000,763	118,452
Class B	80,088	-
Class C	33,412	16,896
Institutional Class	32,569	19,596
Total	$ 1,220,778	$ 183,357
In excess of net investment income
Class A	$ 20,899	$ -
Class T	282,841	-
Class B	22,635	-
Class C	9,443	-
Institutional Class	9,205	-
Total	$ 345,023	$ -
	$ 1,565,801	$ 183,357

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	195,948	282,058	$ 5,171,185	$ 6,719,862
Reinvestment of distributions	3,111	1,260	81,146	27,004
Shares redeemed	(86,193)	(206,971)	(2,258,138)	(4,734,234)
Net increase (decrease)	112,866	76,347	$ 2,994,193	$ 2,012,632
Class T Shares sold	960,348	2,815,789	$ 25,768,007	$ 66,391,275
Reinvestment of distributions	45,383	5,078	1,194,894	110,192
Shares redeemed	(1,391,133)	(5,482,665)	(37,198,420)	(125,788,519)
Net increase (decrease)	(385,402)	(2,661,798)	$ (10,235,519)	$ (59,287,052)
Class B Shares sold	760,381	804,593	$ 19,917,904	$ 18,850,697
Reinvestment of distributions	3,327	-	84,159	-
Shares redeemed	(331,234)	(866,266)	(8,652,338)	(19,693,340)
Net increase (decrease)	432,474	(61,673)	$ 11,349,725	$ (842,643)
Class C Shares sold	314,184	626,062	$ 8,275,252	$ 14,528,135
Reinvestment of distributions	1,271	614	32,822	13,106
Shares redeemed	(102,698)	(450,962)	(2,678,084)	(10,086,666)
Net increase (decrease)	212,757	175,714	$ 5,629,990	$ 4,454,575
Institutional Class Shares sold	130,625	90,473	$ 3,610,347	$ 2,172,120
Reinvestment of distributions	825	553	21,957	11,997
Shares redeemed	(31,871)	(151,219)	(843,513)	(3,438,610)
Net increase (decrease)	99,579	(60,193)	$ 2,788,791	$ (1,254,493)

Natural Resources

Advisor Technology Fund - Institutional Class
Performance

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Technology - Inst CL	-26.93%	-23.36%	217.98%
S&P 500	-3.98%	-0.90%	122.57%
GS Technology	-28.16%	-22.88%	245.08%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 220 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Technology - Inst CL	-23.36%	29.96%
S&P 500	-0.90%	19.87%
GS Technology	-22.88%	32.39%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $31,798 - a 217.98% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $34,508 - a 245.08% increase.

Semiannual Report

Advisor Technology Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Larry Rakers, Portfolio Manager of Fidelity Advisor Technology Fund

Q. How did the fund perform, Larry?

A. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -27.05%, -27.15%, -27.35% and -27.31%, respectively. This performance topped the -28.16% return of the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector. During the same period, the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -23.59%, -23.78%, -24.20% and -24.14%, respectively, trailing the Goldman Sachs and S&P 500 indexes, which posted respective returns of -22.88% and -0.90%.

A. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned -26.93%, topping the -28.16% return of the Goldman Sachs Technology Index - an index of 220 stocks designed to measure the performance of companies in the technology sector. During the same period, the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned -23.36%, trailing the Goldman Sachs and S&P 500 indexes, which posted respective returns of -22.88% and -0.90%.

Q. What market factors weighed on the sector during the six-month period?

A. Spending on information technology (IT) is highly correlated with economic growth - or gross domestic product (GDP). During the past six months, the effects of higher interest rates, rising energy costs and stricter bank lending standards weighed heavily on consumer and business confidence, causing a dramatic decline in GDP and broad curtailment of IT spending. It's important to recognize that for every percent that GDP falls, IT spending falls almost twice as much. This is a rather unfriendly environment for tech stocks, as slowing spending tends to depress both sales and earnings, causing a drop in share prices. Because the stock market is usually predictive, the decline tends to occur earlier than the actual slowdown, as evidenced by the NASDAQ's nearly 11% decline in September. Reality struck the market hard during the fourth quarter, as weakness in the telecommunications equipment space induced a tremendous backup in inventory that proved most damaging to component makers on the optical, semiconductor and networking fronts. Eventually, the contagion spread to nearly all areas of the sector in a short time. In most cases, the magnitude of the drop was commensurate with higher valuations and growth expectations of tech stocks relative to the rest of the market.

Q. How did you manage to outperform the Goldman Sachs index facing such a stiff headwind?

A. Despite the dramatic deceleration in economic growth, companies did not cut their budgets across the board. There was still IT spending going on, but it was much more focused than in previous periods. My job was to identify where the spending was and gain exposure to it. This search involved frequently contacting chief information officers at the major companies from all sectors of the economy for further insight. The message that we got from these firms was that they were prioritizing their projects, choosing only those that were visible to the customer and would generate high returns. Getting businesses up and running on the Internet was atop the priority lists, as was tackling data storage needs and cost cutting through improvements in both supply-chain and customer-relationship management. Acting in response, the fund benefited from maintaining a positive bet on Internet infrastructure, specifically on the high-growth software and hardware names, including BEA Systems and Emulex, respectively, that benefit from the projects that are high on the IT spending list. Given the concerns about overcapacity of newly constructed communications networks, we steered clear of the component manufacturers, which helped, and instead focused on the companies with new technologies, such as Ciena, bent on solving the pressing problem of bottlenecks in the network. Corning was another optical play that worked, as did the fund's underexposure to Internet stocks. I sold off Corning prior to the close of the period.

Q. What moves didn't work out for you?

A. Not being defensive really hurt during the period. My strategy was to give shareholders an aggressive technology fund with the highest potential for growth. Not surprisingly, since the fund tended to emphasize the fastest-growing names in the sector, it gave up quite a bit in a down market. Underweighting computer services stocks hurt, as they tend to be more defensive in nature than most other tech stocks. Poor positioning among computer stocks also dragged on performance. Owning more-aggressive names, such as Sun Microsystems, at the expense of IBM, was a losing strategy for us in a period of deteriorating fundamentals for the group. Underweighting traditional software names, namely Microsoft, also backfired. Other notable laggards included networking giant Cisco and Net software provider Vignette.

Q. What's your outlook?

A. I'm currently positioning the fund for a rebound in the economy. Aggressive interest-rate action by the Federal Reserve Board in January, coupled with the prospect of federal tax cuts, suggests that the U.S. government is committed to bailing out the flailing economy. If the economy does recover sooner and stronger than anticipated and confidence is restored in the market, I expect companies will expand their IT spending, which would bode well for the fund.

Semiannual Report

Advisor Technology Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$2.7 billion

Manager: Larry Rakers, since 2000; joined Fidelity in 1993

3

Technology

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
CIENA Corp.	6.2
Microsoft Corp.	6.1
Cisco Systems, Inc.	5.7
Intel Corp.	5.0
AOL Time Warner, Inc.	4.5
EMC Corp.	4.4
Sun Microsystems, Inc.	4.2
Dell Computer Corp.	3.1
Juniper Networks, Inc.	2.8
Texas Instruments, Inc.	2.3
44.3
Top Industries as of January 31, 2001
% of fund's net assets
Computer Services & Software	30.4%
Computers & Office Equipment	20.8%
Electronics	17.5%
Communications Equipment	15.1%
Electronic Instruments	1.4%
All Others*	14.8%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value (Note 1)
ADVERTISING - 0.3%
DoubleClick, Inc. (a)	562,100	$ 8,642,288
LifeMinders, Inc. (a)	200	550
TOTAL ADVERTISING		8,642,838
CELLULAR - 1.4%
Crown Castle International Corp. (a)	105,000	2,933,438
LCC International, Inc. (a)	89,600	1,142,400
QUALCOMM, Inc. (a)	394,000	33,120,625
TOTAL CELLULAR		37,196,463
COMMUNICATIONS EQUIPMENT - 15.0%
3Com Corp.	100,000	1,075,000
American Tower Corp. Class A (a)	108,500	3,927,700
Andrew Corp. (a)	55,000	1,089,688
Avici Systems, Inc.	350,000	12,425,000
Cabletron Systems, Inc. (a)	100,000	2,060,000
CIENA Corp. (a)	1,896,600	170,812,519
Cisco Systems, Inc. (a)	4,154,200	155,522,863
Comverse Technology, Inc. (a)	177,400	20,101,638
Ditech Communications Corp. (a)	528,800	6,411,700
Jabil Circuit, Inc. (a)	345,300	13,294,050
Lucent Technologies, Inc.	1,361,538	25,324,607
OZ Optics Ltd. unit (d)	68,000	1,003,000
TOTAL COMMUNICATIONS EQUIPMENT		413,047,765
COMPUTER SERVICES & SOFTWARE - 30.2%
Adobe Systems, Inc.	32,000	1,398,000
Aether Systems, Inc. (a)	225,100	11,325,344
Affiliated Computer Services, Inc. Class A (a)	148,700	9,516,800
Allaire Corp. (a)	39,800	368,150
Amazon.com, Inc. (a)	115,200	1,994,400
Amdocs Ltd.	59,000	4,620,290
AnswerThink, Inc. (a)	181,400	1,400,181
AOL Time Warner, Inc. (a)	2,359,400	124,010,064
Ariba, Inc. (a)	231,125	8,623,852
Art Technology Group, Inc. (a)	507,700	19,292,600
BEA Systems, Inc. (a)	339,000	22,352,813
BMC Software, Inc. (a)	156,900	4,559,906
C-bridge Internet Solutions, Inc. (a)	157,900	1,046,088
Cadence Design Systems, Inc. (a)	275,300	8,118,597
Ceridian Corp. (a)	127,100	2,346,266
Check Point Software Technologies Ltd. (a)	203,100	30,972,750
CNET Networks, Inc. (a)	68,400	1,226,925
Cognizant Technology Solutions Corp. Class A (a)	254,100	12,514,425
Commerce One, Inc. (a)	155,800	4,761,638
Computer Associates International, Inc.	543,900	19,585,839
Computer Sciences Corp. (a)	95,900	6,195,140
Corillian Corp.	233,900	2,923,750

	Shares	Value (Note 1)
Critical Path, Inc. (a)	27,200	$ 295,800
Digital Insight Corp. (a)	184,000	3,266,000
DST Systems, Inc. (a)	45,300	2,695,350
Electronic Arts, Inc. (a)	95,000	4,352,188
Eprise Corp.	255,000	510,000
Exodus Communications, Inc. (a)	293,700	7,819,763
First Data Corp.	82,000	4,986,420
i2 Technologies, Inc. (a)	331,600	16,787,250
Informatica Corp.	75,000	2,315,625
Inforte Corp.	225,200	3,378,000
InfoSpace, Inc. (a)	264,200	1,395,306
Infovista SA sponsored ADR (a)	50,000	1,318,750
Integrated Measurement Systems, Inc. (a)	45,500	577,281
Interact Commerce Corp. (a)	832,100	9,699,166
Internap Network Services Corp. (a)	217,400	1,759,581
Intertrust Technologies Corp. (a)	40,000	187,500
Intuit, Inc. (a)	100,000	3,950,000
Kana Communications, Inc. (a)	96,042	702,307
Keynote Systems, Inc. (a)	25,000	381,250
Logica PLC	251,700	7,032,207
Macromedia, Inc. (a)	100,000	3,275,000
Mainspring, Inc.	424,700	1,221,013
Micromuse, Inc. (a)	121,500	9,818,719
Microsoft Corp. (a)	2,739,400	167,274,613
National Data Corp.	95,100	3,699,390
NetIQ Corp. (a)	25,000	1,962,500
Nuance Communications, Inc.	40,000	1,502,500
Numerical Technologies, Inc.	75,200	1,927,000
ONYX Software Corp.	100,000	1,600,000
Openwave Systems, Inc. (a)	590,290	40,877,583
Oracle Corp. (a)	1,309,700	38,145,013
PeopleSoft, Inc. (a)	200,000	8,200,000
Peregrine Systems, Inc. (a)	200,000	6,125,000
Proxicom, Inc. (a)	200,000	1,537,500
Rational Software Corp. (a)	150,000	7,790,625
Redback Networks, Inc. (a)	693,700	33,210,888
Scient Corp. (a)	83,100	301,238
Siebel Systems, Inc. (a)	270,000	17,904,375
SignalSoft Corp.	34,400	475,150
SilverStream Software, Inc. (a)	176,500	2,989,469
Sonus Networks, Inc.	150,000	6,881,250
SpeechWorks International, Inc.	50,000	1,584,375
StorageNetworks, Inc.	32,200	899,588
Support.com, Inc.	220,800	3,339,600
Sybase, Inc. (a)	50,000	1,262,500
Synopsys, Inc. (a)	317,400	16,504,800
Technology Solutions, Inc.	750,000	2,484,375
The BISYS Group, Inc. (a)	114,800	5,194,700
Tumbleweed Communications Corp. (a)	75,300	442,388
VeriSign, Inc. (a)	118,300	8,695,050
VERITAS Software Corp. (a)	254,920	24,185,535
Vignette Corp. (a)	2,570,200	21,364,788
Vitria Technology, Inc. (a)	105,094	860,457
Common Stocks - continued
	Shares	Value (Note 1)
COMPUTER SERVICES & SOFTWARE - CONTINUED
webMethods, Inc.	103,400	$ 8,879,475
Yahoo!, Inc. (a)	192,200	7,171,463
TOTAL COMPUTER SERVICES & SOFTWARE		832,151,482
COMPUTERS & OFFICE EQUIPMENT - 20.8%
Apple Computer, Inc. (a)	81,400	1,760,275
Avocent Corp. (a)	95,000	2,945,000
Brocade Communications Systems, Inc. (a)	185,800	16,780,063
CacheFlow, Inc. (a)	43,900	790,200
CDW Computer Centers, Inc. (a)	75,000	2,962,500
Compaq Computer Corp.	668,300	15,845,393
Dell Computer Corp. (a)	3,252,800	84,979,400
EMC Corp.	1,603,200	121,827,168
Emulex Corp. (a)	215,900	20,078,700
Extreme Networks, Inc. (a)	70,000	3,333,750
Gateway, Inc. (a)	214,800	4,562,352
Hewlett-Packard Co.	191,600	7,039,384
Insight Enterprises, Inc. (a)	15,000	443,438
International Business Machines Corp.	295,600	33,107,200
Juniper Networks, Inc. (a)	725,000	76,804,688
Lexmark International, Inc. Class A (a)	295,600	16,997,000
Maxtor Corp. (a)	300,000	2,278,125
Network Appliance, Inc. (a)	477,200	25,589,850
Quantum Corp. - Hard Disk Drive Group (a)	451,400	5,105,334
RadiSys Corp.	12,600	346,500
SanDisk Corp. (a)	1,700	54,294
SCI Systems, Inc. (a)	126,300	3,561,660
Sun Microsystems, Inc. (a)	3,800,000	116,137,500
Symbol Technologies, Inc.	175,000	8,277,500
Western Digital Corp. (a)	185,000	976,800
TOTAL COMPUTERS & OFFICE EQUIPMENT		572,584,074
ELECTRICAL EQUIPMENT - 0.2%
Cymer, Inc. (a)	30,000	1,031,250
Pinnacle Systems, Inc. (a)	230,200	2,150,931
Research in Motion Ltd.	40,000	2,669,158
TOTAL ELECTRICAL EQUIPMENT		5,851,339
ELECTRONIC INSTRUMENTS - 1.4%
Agilent Technologies, Inc. (a)	100	5,455
Applied Materials, Inc. (a)	107,500	5,408,594
ASM Lithography Holding NV (a)	270,000	7,695,000
Cohu, Inc.	34,250	646,469
KLA-Tencor Corp. (a)	257,000	11,789,875
LAM Research Corp. (a)	132,500	3,502,969
LTX Corp. (a)	114,900	2,089,744
Novellus Systems, Inc. (a)	33,000	1,596,375

	Shares	Value (Note 1)
Tektronix, Inc.	100,000	$ 3,850,000
Teradyne, Inc. (a)	47,700	2,090,214
TOTAL ELECTRONIC INSTRUMENTS		38,674,695
ELECTRONICS - 17.5%
Advanced Energy Industries, Inc. (a)	94,200	2,890,763
Amkor Technology, Inc. (a)	40,000	910,000
Analog Devices, Inc. (a)	207,200	12,970,720
Applied Micro Circuits Corp. (a)	273,200	20,080,200
Avnet, Inc.	167,000	4,590,830
Benchmark Electronics, Inc. (a)	118,700	3,443,487
Broadcom Corp. Class A (a)	48,200	5,298,988
C-Mac Industries, Inc. (a)	120,000	6,345,923
Celestica, Inc. (sub. vtg.) (a)	90,000	6,065,661
Centillium Communications, Inc.	132,600	6,439,388
Conexant Systems, Inc. (a)	63,300	1,143,356
Cree, Inc. (a)	83,100	2,866,950
Cypress Semiconductor Corp. (a)	73,500	2,008,755
Fairchild Semiconductor International, Inc. Class A (a)	143,400	2,638,560
Flextronics International Ltd. (a)	563,900	21,498,688
Integrated Device Technology, Inc. (a)	67,600	3,307,119
Intel Corp.	3,728,000	137,936,000
Intersil Holding Corp. Class A	192,500	5,702,813
Lattice Semiconductor Corp. (a)	118,400	3,071,000
Linear Technology Corp.	140,300	8,786,288
Marvell Technology Group Ltd.	114,300	4,514,850
Maxim Integrated Products, Inc. (a)	145,800	8,902,913
Micrel, Inc. (a)	94,000	4,324,000
Microchip Technology, Inc. (a)	56,400	1,695,525
Micron Technology, Inc. (a)	736,700	33,718,759
NVIDIA Corp. (a)	291,800	15,064,175
Plexus Corp. (a)	35,300	1,656,894
PMC-Sierra, Inc. (a)	97,100	7,337,119
Power-One, Inc. (a)	150,000	7,059,375
QLogic Corp. (a)	28,600	2,516,800
Rambus, Inc. (a)	79,500	3,925,313
RF Micro Devices, Inc. (a)	320,100	6,922,163
Sanmina Corp. (a)	586,000	28,494,250
Semtech Corp. (a)	102,800	2,968,350
Solectron Corp. (a)	205,700	8,197,145
Texas Instruments, Inc.	1,466,900	64,250,220
Transmeta Corp.	80,400	2,316,525
Virage Logic Corp.	150,000	1,912,500
Vishay Intertechnology, Inc. (a)	70,900	1,545,620
Vitesse Semiconductor Corp. (a)	36,900	2,622,206
Xilinx, Inc. (a)	236,160	12,752,640
TOTAL ELECTRONICS		480,692,831
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Asyst Technologies, Inc. (a)	75,000	1,340,625
Mattson Technology, Inc. (a)	140,000	2,231,250
PRI Automation, Inc. (a)	38,800	1,261,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Varian Semiconductor Equipment Associates, Inc. (a)	58,000	$ 1,798,000
Veeco Instruments, Inc. (a)	24,200	1,372,594
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		8,003,469
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
PC Connection, Inc. (a)	50,000	737,500
SERVICES - 0.9%
Braun Consulting, Inc. (a)	193,100	1,255,150
Convergys Corp. (a)	15,400	731,654
DiamondCluster International, Inc. Class A (a)	213,200	7,568,600
Digitas, Inc.	293,500	2,531,438
eLoyalty Corp.	875,100	9,079,163
Jupiter Media Metrix, Inc. (a)	170,000	1,179,375
National Processing, Inc. (a)	97,200	1,618,380
Per-Se Technologies, Inc. warrants 7/8/03 (a)	91	0
TOTAL SERVICES		23,963,760
TELEPHONE SERVICES - 0.0%
TeraBeam Networks (d)	10,800	40,500
TOTAL COMMON STOCKS (Cost $2,698,359,435)		2,421,586,716
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
BROADCASTING - 0.1%
Tellium, Inc. Series E (d)	113,000	3,390,000
COMMUNICATIONS EQUIPMENT - 0.1%
Chorum Technologies Series E (d)	17,200	296,528
ITF Optical Technologies, Inc. Series B (d)	16,300	1,711,500
TOTAL COMMUNICATIONS EQUIPMENT		2,008,028
COMPUTER SERVICES & SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	342,000	1,795,500
TELEPHONE SERVICES - 0.1%
Aerie Networks, Inc. (d)	224,000	1,960,000
TOTAL CONVERTIBLE PREFERRED STOCKS		9,153,528

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Procket Networks, Inc. Series C (d)	276,000	$ 2,725,776
TOTAL PREFERRED STOCKS (Cost $11,879,304)		11,879,304
Convertible Bonds - 0.1%
Moody's Ratings		Principal Amount
COMPUTER SERVICES & SOFTWARE - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $905,000)	-	$ 905,000	1,086,000
Cash Equivalents - 14.3%
	Shares
Fidelity Cash Central Fund, 6.14% (b)	351,486,175	351,486,175
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	42,226,062	42,226,062
TOTAL CASH EQUIVALENTS (Cost $393,712,237)		393,712,237
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $3,104,855,976)		2,828,264,257
NET OTHER ASSETS - (2.8)%		(77,495,375)
NET ASSETS - 100%		$ 2,750,768,882
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,086,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aerie Networks, Inc.	12/21/00	$ 1,960,000
Chorum Technologies Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series B	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Tellium, Inc. Series E	9/20/00	$ 3,390,000
TeraBeam Networks	4/7/00	$ 40,500
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $3,158,577,084. Net unrealized depreciation aggregated $330,312,827, of which $373,509,087 related to appreciated investment securities and $703,821,914 related to depreciated investment securities.

Technology

See accompanying notes which are an integral part of the financial statements.

Advisor Technology Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $3,104,855,976) - See accompanying schedule		$ 2,828,264,257
Receivable for investments sold		117,571,195
Receivable for fund shares sold		8,767,626
Dividends receivable		35,837
Interest receivable		940,526
Redemption fees receivable		603
Other receivables		28,891
Total assets		2,955,608,935
Liabilities
Payable for investments purchased	$ 154,285,994
Payable for fund shares redeemed	4,732,249
Accrued management fee	1,231,167
Distribution fees payable	1,551,612
Other payables and accrued expenses	812,969
Collateral on securities loaned, at value	42,226,062
Total liabilities		204,840,053
Net Assets		$ 2,750,768,882
Net Assets consist of:
Paid in capital		$ 3,298,701,678
Accumulated net investment loss		(17,603,573)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(253,737,504)
Net unrealized appreciation (depreciation) on investments		(276,591,719)
Net Assets		$ 2,750,768,882
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($308,848,515 ÷ 12,200,093 shares)		$25.32
Maximum offering price per share (100/94.25 of $25.32)		$26.86
Class T: Net Asset Value and redemption price per share ($957,658,120 ÷ 38,132,018 shares)		$25.11
Maximum offering price per share (100/96.50 of $25.11)		$26.02
Class B: Net Asset Value and offering price per share ($1,060,755,897 ÷ 43,030,255 shares) A		$24.65
Class C: Net Asset Value and offering price per share ($380,750,637 ÷ 15,415,875 shares) A		$24.70
Institutional Class: Net Asset Value, offering price and redemption price per share ($42,755,713 ÷ 1,678,310 shares)		$25.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income
Dividends		$ 846,302
Interest		7,544,178
Security lending		152,626
Total income		8,543,106
Expenses
Management fee	$ 9,271,987
Transfer agent fees	4,778,340
Distribution fees	11,675,853
Accounting and security lending fees	286,590
Non-interested trustees' compensation	6,189
Custodian fees and expenses	32,473
Registration fees	214,265
Audit	16,524
Legal	7,468
Miscellaneous	27,520
Total expenses before reductions	26,317,209
Expense reductions	(170,530)	26,146,679
Net investment income (loss)		(17,603,573)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(230,046,488)
Foreign currency transactions	(233,724)	(230,280,212)
Change in net unrealized appreciation (depreciation) on investment securities		(778,364,816)
Net gain (loss)		(1,008,645,028)
Net increase (decrease) in net assets resulting from operations		$ (1,026,248,601)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (17,603,573)	$ (24,231,633)
Net realized gain (loss)	(230,280,212)	186,238,777
Change in net unrealized appreciation (depreciation)	(778,364,816)	380,785,475
Net increase (decrease) in net assets resulting from operations	(1,026,248,601)	542,792,619
Distributions to shareholders
From net realized gain	(135,366,173)	(61,167,152)
In excess of net realized gain	(23,457,292)	-
Total distributions	(158,823,465)	(61,167,152)
Share transactions - net increase (decrease)	351,530,823	2,237,686,987
Redemption fees	235,846	998,385
Total increase (decrease) in net assets	(833,305,397)	2,720,310,839
Net Assets
Beginning of period	3,584,074,279	863,763,440
End of period (including accumulated net investment loss of $17,603,573 and $0, respectively)	$ 2,750,768,882	$ 3,584,074,279

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 36.23	$ 24.95	$ 14.88	$ 15.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.10)	(.19)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	(9.18)	13.04	10.15	.58	6.13
Total from investment operations	(9.28)	12.85	10.06	.50	6.03
Less Distributions
From net realized gain	(1.39)	(1.58)	-	(1.14)	(.08)
In excess of net realized gain	(.24)	-	-	(.45)	-
Total distributions	(1.63)	(1.58)	-	(1.59)	(.08)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 25.32	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Total Return B, C	(27.05)%	53.76%	67.67%	4.20%	60.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 308,849	$ 388,756	$ 94,621	$ 15,414	$ 7,313
Ratio of expenses to average net assets	1.16% A	1.16%	1.25%	1.39%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.15% A, G	1.15% G	1.24% G	1.35% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	(.63)% A	(.55)%	(.44)%	(.59)%	(.79)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 35.95	$ 24.76	$ 14.80	$ 15.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.13)	(.27)	(.14)	(.11)	(.11)
Net realized and unrealized gain (loss)	(9.12)	12.96	10.09	.56	6.09
Total from investment operations	(9.25)	12.69	9.95	.45	5.98
Less Distributions
From net realized gain	(1.36)	(1.51)	-	(1.12)	(.08)
In excess of net realized gain	(.23)	-	-	(.45)	-
Total distributions	(1.59)	(1.51)	-	(1.57)	(.08)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 25.11	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Total Return B, C	(27.15)%	53.41%	67.30%	3.85%	60.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 957,658	$ 1,286,376	$ 349,533	$ 90,499	$ 57,624
Ratio of expenses to average net assets	1.37% A	1.38%	1.47%	1.60%	1.92% A
Ratio of expenses to average net assets after expense reductions	1.36% A, F	1.37% F	1.46% F	1.56% F	1.87% A, F
Ratio of net investment income (loss) to average net assets	(.84)% A	(.77)%	(.65)%	(.80)%	(.93)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 35.33	$ 24.44	$ 14.68	$ 15.88	$ 12.88
Income from Investment Operations
Net investment income (loss) D	(.21)	(.45)	(.26)	(.20)	(.08)
Net realized and unrealized gain (loss)	(8.97)	12.78	10.01	.57	3.08
Total from investment operations	(9.18)	12.33	9.75	.37	3.00
Less Distributions
From net realized gain	(1.28)	(1.45)	-	(1.13)	-
In excess of net realized gain	(.22)	-	-	(.45)	-
Total distributions	(1.50)	(1.45)	-	(1.58)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 24.65	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Total Return B, C	(27.35)%	52.57%	66.49%	3.27%	23.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060,756	$ 1,372,523	$ 298,768	$ 31,041	$ 5,105
Ratio of expenses to average net assets	1.91% A	1.91%	2.01%	2.21%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% A, G	1.91%	2.00% G	2.18% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(1.37)% A	(1.30)%	(1.19)%	(1.40)%	(1.41)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 35.39	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.20)	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	(8.98)	12.80	10.03	1.27
Total from investment operations	(9.18)	12.36	9.78	1.10
Less Distributions
From net realized gain	(1.29)	(1.47)	-	(.49)
In excess of net realized gain	(.22)	-	-	(.20)
Total distributions	(1.51)	(1.47)	-	(.69)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 24.70	$ 35.39	$ 24.49	$ 14.70
Total Return B, C	(27.31)%	52.60%	66.60%	8.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 380,751	$ 472,462	$ 88,120	$ 6,754
Ratio of expenses to average net assets	1.87% A	1.89%	1.97%	2.43% A
Ratio of expenses to average net assets after expense reductions	1.86% A, F	1.89%	1.96% F	2.41% A, F
Ratio of net investment income (loss) to average net assets	(1.34)% A	(1.28)%	(1.16)%	(1.64)% A
Portfolio turnover rate	178% A	125%	170%	348%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 36.43	$ 25.05	$ 14.89	$ 15.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.05)	(.09)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	(9.23)	13.08	10.19	.55	6.12
Total from investment operations	(9.28)	12.99	10.15	.51	6.06
Less Distributions
From net realized gain	(1.42)	(1.62)	-	(1.15)	(.09)
In excess of net realized gain	(.25)	-	-	(.46)	-
Total distributions	(1.67)	(1.62)	-	(1.61)	(.09)
Redemption fees added to paid in capital	.00	.01	.01	.01	.01
Net asset value, end of period	$ 25.48	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Total Return B, C	(26.93)%	54.16%	68.23%	4.26%	60.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 42,756	$ 63,957	$ 32,722	$ 7,060	$ 3,598
Ratio of expenses to average net assets	.85% A	.87%	.98%	1.10%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.84% A, G	.87%	.97% G	1.07% G	1.44% A, G
Ratio of net investment income (loss) to average net assets	(.31)% A	(.26)%	(.17)%	(.30)%	(.50)% A
Portfolio turnover rate	178% A	125%	170%	348%	517% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,922,804 or 0.5% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,765,715,378 and $2,658,598,815, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 440,872	$ 114
Class T	2,847,270	960
Class B	6,202,241	4,651,681
Class C	2,185,470	1,231,325
	$ 11,675,853	$ 5,884,080

Technology

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 639,727	$ 306,803
Class T	741,017	252,916
Class B	1,632,148	1,632,148 *
Class C	123,592	123,592 *
	$ 3,136,484	$ 2,315,459

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 555,910	.31 *
Class T	1,574,271	.27 *
Class B	1,965,807	.31 *
Class C	616,022	.28 *
Institutional Class	66,330	.24 *
	$ 4,778,340

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $92,695 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $41,241,045. The fund received cash collateral of $42,226,062 which was invested in cash equivalents.

Technology

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $162,644 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,577, under the custodian arrangement, and each applicable class expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 210
Class C	99
$ 309

7. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

	Six months ended January 31	Year ended July 31
	2001	2000
From net realized gain
Class A	$ 15,194,447	$ 7,085,822
Class T	49,252,096	23,787,352
Class B	50,728,700	21,305,447
Class C	17,725,609	6,504,599
Institutional Class	2,465,321	2,483,932
Total	$ 135,366,173	$ 61,167,152
In excess of net realized gain
Class A	$ 2,633,010	$ -
Class T	8,534,782	-
Class B	8,790,660	-
Class C	3,071,630	-
Institutional Class	427,210	-
Total	$ 23,457,292	$ -
	$ 158,823,465	$ 61,167,152

Technology

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	2,563,211	8,424,700	$ 76,382,950	$ 295,468,953
Reinvestment of distributions	446,206	237,235	16,597,881	6,522,431
Shares redeemed	(1,540,764)	(1,723,055)	(44,703,720)	(61,402,666)
Net increase (decrease)	1,468,653	6,938,880	$ 48,277,111	$ 240,588,718
Class T Shares sold	6,449,766	27,387,834	$ 193,012,224	$ 953,611,598
Reinvestment of distributions	1,485,685	830,850	54,881,095	22,660,793
Shares redeemed	(5,582,710)	(6,556,121)	(157,866,914)	(226,095,777)
Net increase (decrease)	2,352,741	21,662,563	$ 90,026,405	$ 750,176,614
Class B Shares sold	6,238,616	29,573,993	$ 187,581,335	$ 1,007,811,583
Reinvestment of distributions	1,445,078	704,607	52,513,779	18,857,957
Shares redeemed	(3,503,469)	(3,655,139)	(95,955,292)	(126,658,754)
Net increase (decrease)	4,180,225	26,623,461	$ 144,139,822	$ 900,010,786
Class C Shares sold	3,304,668	11,070,359	$ 98,966,188	$ 381,491,987
Reinvestment of distributions	477,887	200,051	17,394,372	5,389,654
Shares redeemed	(1,716,230)	(1,519,630)	(46,560,694)	(52,707,538)
Net increase (decrease)	2,066,325	9,750,780	$ 69,799,866	$ 334,174,103
Institutional Class Shares sold	435,305	1,525,017	$ 13,435,167	$ 50,459,314
Reinvestment of distributions	50,395	67,708	1,884,286	1,853,690
Shares redeemed	(562,829)	(1,143,598)	(16,031,834)	(39,576,238)
Net increase (decrease)	(77,129)	449,127	$ (712,381)	$ 12,736,766

Technology

Advisor Telecommunications & Utilities Growth Fund - Institutional Class
Performance

Advisor Telecommunications & Utilities Growth Fund

Performance

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - Inst CL	-16.77%	-23.01%	127.23%
S&P 500	-3.98%	-0.90%	122.57%
GS Utilities	-5.50%	-16.20%	105.09%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 120 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Fidelity Adv Telecommunications & Utilities - Inst CL	-23.01%	20.44%
S&P 500	-0.90%	19.87%
GS Utilities	-16.20%	17.67%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would have grown to $22,723 - a 127.23% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,257 - a 122.57% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $20,509 - a 105.09% increase.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Tim Cohen became Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund on September 28, 2000.

Q. How did the fund perform, Tim?

A. It was a difficult period for most growth stocks. For the six months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -16.94%, -17.07%, -17.23% and -17.24%, respectively. During the same period, the Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector - fell 5.50%, while the Standard & Poor's 500 Index declined 3.98%. For the 12 months that ended January 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -23.27%, -23.48%, -23.84% and -23.82%, respectively, while the Goldman Sachs index and the S&P 500 returned -16.20% and -0.90%, respectively.

A. It was a difficult period for most growth stocks. For the six months that ended January 31, 2001, the fund's Institutional Class shares returned -16.77%. During the same period, the Goldman Sachs Utilities Index - an index of 120 stocks designed to measure the performance of companies in the utilities sector - returned -5.50%, while the Standard & Poor's 500 Index returned -3.98%. For the 12 months that ended January 31, 2001, the fund's Institutional Class shares returned -23.01%, while the Goldman Sachs index and the S&P 500 returned -16.20% and -0.90%, respectively.

Q. Why did the fund underperform the indexes by such wide margins during the six-month period?

A. My primary emphasis is on finding high-quality growth stocks in the telecommunications and utilities groups. With growth in the telecommunications industry averaging approximately 10% annually worldwide, I've invested a substantial portion of the fund's assets in telecommunications stocks, especially wireless equipment and service providers, CLECs - or competitive local exchange carriers - and emerging long-distance network companies. My predecessor on this fund had a similar philosophy. Unfortunately, 2000 was a year in which telecommunications, technology and other growth sectors fell out of favor. A slowing economy prompted investors to rotate assets into defensive and value-oriented stocks for the dependable earnings growth and modest valuations they offered. One category that investors favored for defensive purposes was electric utilities, which makes up a much larger portion of the Goldman Sachs index than I typically hold in this fund. The S&P 500 was supported by sectors such as health care, financial services and consumer nondurables, which received much of the money that rotated out of the high-growth sectors.

Q. What adjustments did you make since taking over the fund at the end of September?

A. The adjustments I made were incremental - the fund's composition did not change substantially after I took over. Nevertheless, I reduced the weighting of wireless hardware and services providers because of the increasingly competitive environment in those markets. In addition, I moved money out of CLECs and emerging long-distance network companies. Areas where I increased exposure were regional Bell operating companies (RBOCs) and beaten-down traditional long-distance service companies, both of which I thought would benefit from investors' emphasis on steady earnings growth and reasonable valuations.

Q. What stocks helped the fund's performance?

A. Juniper Networks, a competitor of Cisco Systems, was the fund's best performer. Juniper firmed as the company made headway in taking business away from Cisco in the Internet router market, and I took profits on the position. Another stock that performed well was Kinder Morgan, a natural gas play. Natural gas prices roughly tripled during the period, surging in December as the northeastern U.S. experienced colder-than-normal temperatures. RBOCs SBC Communications, Verizon Communications and BellSouth also showed up on the fund's list of best-performing holdings after being ignored for much of 2000. These stocks appealed to investors because of their relatively steady earnings growth.

Q. Which stocks failed to perform up to your expectations?

A. Almost everything in the wireless category hurt performance. The explosive growth in subscribers was tempered by increased competition during the period. Nextel, VoiceStream Wireless, AT&T Wireless and Sprint PCS exemplified the underperforming wireless services provider group, while handset manufacturer Nokia struggled on the hardware side. In the CLEC space, Covad Communications and Metromedia Fiber detracted from the fund's returns. These two stocks were hurt by investors' shift toward more conservative investments. In addition, funding for the companies' expansion plans dried up as the earnings outlook for the CLEC group deteriorated. I sold Covad because of my concerns about the company's business strategy.

Q. What's your outlook, Tim?

A. Presently, the telecommunications industry faces the challenge of working through the excesses created when funding for telecom projects was readily available and an overabundance of companies went public. The current slower-growth environment exacerbated the effects of this oversupply. On the bright side, the Federal Reserve Board's recent reductions in short-term interest rates indicate that it is serious about trying to stabilize the economy and prevent a recession. Furthermore, the long-term growth prospects for the telecommunications industry remain strong and should continue to provide plenty of attractive investment opportunities for quite some time, both in the U.S. and around the world.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 3.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Fund Talk: The Manager's Overview - continued

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2001, more than
$618 million

Manager: Tim Cohen, since September 2000; joined Fidelity in 1996

3

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2001
% of fund's net assets
BellSouth Corp.	9.6
SBC Communications, Inc.	9.5
AT&T Corp.	9.1
Verizon Communications	8.7
Qwest Communications International, Inc.	3.6
WorldCom, Inc.	3.1
Kinder Morgan, Inc.	3.1
Southern Co.	2.6
Enron Corp.	2.3
EchoStar Communications Corp. Class A	2.3
53.9
Top Industries as of January 31, 2001
% of fund's net assets
Telephone Services	49.3%
Cellular	13.1%
Electric Utility	13.0%
Gas	6.7%
Broadcasting	4.1%
All Others *	13.8%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
BROADCASTING - 4.1%
AT&T Corp. - Liberty Media Group Class A	213,700	$ 3,611,530
EchoStar Communications Corp. Class A (a)	463,800	14,319,825
Metro One Telecommunications, Inc. (a)	209,800	7,238,100
TOTAL BROADCASTING		25,169,455
CELLULAR - 13.1%
ALLTEL Corp.	186,900	11,060,742
AT&T Corp. - Wireless Group	14,600	379,162
China Mobile (Hong Kong) Ltd. (a)	1,908,500	12,160,961
Crown Castle International Corp. (a)	242,400	6,772,050
Nextel Communications, Inc. Class A (a)	385,300	13,220,606
NTT DoCoMo, Inc.	259	4,985,049
SBA Communications Corp. Class A (a)	168,000	7,612,500
Sprint Corp. - PCS Group Series 1 (a)	370,900	11,312,450
VoiceStream Wireless Corp. (a)	107,240	13,291,058
TOTAL CELLULAR		80,794,578
COMMUNICATIONS EQUIPMENT - 3.4%
American Tower Corp. Class A (a)	161,900	5,860,780
Comverse Technology, Inc. (a)	23,900	2,708,169
Nokia AB sponsored ADR	277,600	9,535,560
Tycom Ltd.	105,500	2,985,650
TOTAL COMMUNICATIONS EQUIPMENT		21,090,159
CONSUMER ELECTRONICS - 1.0%
General Motors Corp. Class H	227,100	6,354,258
ELECTRIC UTILITY - 13.0%
AES Corp. (a)	242,900	13,998,327
Ameren Corp.	228,100	9,301,918
Citizens Communications Co. (a)	831,900	11,621,643
Dominion Resources, Inc.	15,400	951,720
Entergy Corp.	128,200	4,540,844
Exelon Corp.	108,600	6,571,386
NiSource, Inc.	229,600	6,176,240
PPL Corp.	150,100	6,296,695
SCANA Corp.	167,800	4,438,310
Southern Co.	557,900	16,279,522
TOTAL ELECTRIC UTILITY		80,176,605
ELECTRONICS - 0.4%
Power-One, Inc. (a)	51,800	2,437,838
ENGINEERING - 0.3%
Lexent, Inc.	88,800	2,142,300
GAS - 6.7%
Dynegy, Inc. Class A	39,042	1,901,345
Enron Corp.	179,100	14,328,000
Equitable Resources, Inc.	50,300	2,951,604

	Shares	Value (Note 1)
KeySpan Corp.	81,400	$ 3,076,920
Kinder Morgan, Inc.	350,500	19,049,675
TOTAL GAS		41,307,544
METALS & MINING - 0.1%
CommScope, Inc. (a)	42,300	856,998
TELEPHONE SERVICES - 49.3%
Asia Global Crossing Ltd. Class A	94,000	1,051,625
AT&T Corp.	2,334,264	55,998,993
BCE, Inc.	105,000	3,009,309
BellSouth Corp.	1,403,500	59,157,524
Global Crossing Ltd. (a)	632,500	13,927,650
Metromedia Fiber Network, Inc. Class A (a)	110,200	1,756,313
Qwest Communications International, Inc. (a)	536,095	22,580,321
SBC Communications, Inc.	1,210,115	58,509,060
Sprint Corp. - FON Group	474,300	11,762,640
Time Warner Telecom, Inc. Class A (a)	51,500	3,917,219
Verizon Communications	979,500	53,823,525
WorldCom, Inc. (a)	892,300	19,240,219
TOTAL TELEPHONE SERVICES		304,734,398
TOTAL COMMON STOCKS (Cost $539,449,119)		565,064,133
Cash Equivalents - 8.9%

Fidelity Cash Central Fund, 6.14% (b)	52,522,873	52,522,873
Fidelity Securities Lending Cash Central Fund, 6.11% (b)	2,292,118	2,292,118
TOTAL CASH EQUIVALENTS (Cost $54,814,991)		54,814,991
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $594,264,110)		619,879,124
NET OTHER ASSETS - (0.3)%		(1,592,335)
NET ASSETS - 100%		$ 618,286,789
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $613,030,295. Net unrealized appreciation aggregated $6,848,829, of which $56,123,546 related to appreciated investment securities and $49,274,717 related to depreciated investment securities.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Telecommunications & Utilities Growth Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $594,264,110) - See accompanying schedule		$ 619,879,124
Receivable for investments sold		9,556,094
Receivable for fund shares sold		4,462,293
Dividends receivable		1,064,386
Interest receivable		212,736
Redemption fees receivable		127
Other receivables		940
Total assets		635,175,700
Liabilities
Payable for investments purchased	$ 12,923,503
Payable for fund shares redeemed	988,582
Accrued management fee	285,745
Distribution fees payable	376,419
Other payables and accrued expenses	22,544
Collateral on securities loaned, at value	2,292,118
Total liabilities		16,888,911
Net Assets		$ 618,286,789
Net Assets consist of:
Paid in capital		$ 752,300,792
Distributions in excess of net investment income		(1,236,788)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(158,392,229)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,615,014
Net Assets		$ 618,286,789
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,419,611 ÷ 3,600,630 shares)		$17.06
Maximum offering price per share (100/94.25 of $17.06)		$18.10
Class T: Net Asset Value and redemption price per share ($184,181,803 ÷ 10,833,267 shares)		$17.00
Maximum offering price per share (100/96.50 of $17.00)		$17.62
Class B: Net Asset Value and offering price per share ($244,493,936 ÷ 14,592,257 shares) A		$16.76
Class C: Net Asset Value and offering price per share ($117,661,615 ÷ 7,024,564 shares) A		$16.75
Institutional Class: Net Asset Value, offering price and redemption price per share ($10,529,824 ÷ 613,269 shares)		$17.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Dividends		$ 2,480,468
Interest		1,265,255
Security lending		98,418
Total income		3,844,141
Expenses
Management fee	$ 1,776,236
Transfer agent fees	971,261
Distribution fees	2,310,709
Accounting and security lending fees	101,977
Non-interested trustees' compensation	1,148
Custodian fees and expenses	16,581
Registration fees	108,603
Audit	13,100
Legal	1,330
Miscellaneous	5,322
Total expenses before reductions	5,306,267
Expense reductions	(228,192)	5,078,075
Net investment income (loss)		(1,233,934)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(153,222,877)
Foreign currency transactions	(7,582)	(153,230,459)
Change in net unrealized appreciation (depreciation) on:
Investment securities	34,139,844
Assets and liabilities in foreign currencies	77	34,139,921
Net gain (loss)		(119,090,538)
Net increase (decrease) in net assets resulting from operations		$ (120,324,472)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Operations Net investment income (loss)	$ (1,233,934)	$ 8,004,515
Net realized gain (loss)	(153,230,459)	5,812,905
Change in net unrealized appreciation (depreciation)	34,139,921	(29,591,130)
Net increase (decrease) in net assets resulting from operations	(120,324,472)	(15,773,710)
Distributions to shareholders From net investment income	(7,637,382)	(131,762)
From net realized gain	(3,402,347)	(9,708,813)
In excess of net realized gain	(5,161,771)	-
Total distributions	(16,201,500)	(9,840,575)
Share transactions - net increase (decrease)	98,467,454	506,119,403
Redemption fees	36,798	184,716
Total increase (decrease) in net assets	(38,021,720)	480,689,834
Net Assets
Beginning of period	656,308,509	175,618,675
End of period (including under (over) distribution of net investment income of $(1,236,788) and $7,856,163, respectively)	$ 618,286,789	$ 656,308,509

Financial Highlights - Class A

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.08	$ 20.31	$ 16.00	$ 13.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.53 H	.05	(.02)	.12
Net realized and unrealized gain (loss)	(3.49)	1.29 I	5.45	4.19	3.09
Total from investment operations	(3.48)	1.82	5.50	4.17	3.21
Less Distributions
From net investment income	(.28)	(.05)	-	(.04)	(.03)
From net realized gain	(.10)	(1.01)	(1.20)	(1.21)	(.11)
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.54)	(1.06)	(1.20)	(1.25)	(.14)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.06	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Total Return B, C	(16.94)%	9.59%	38.83%	33.99%	32.36%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,420	$ 61,610	$ 14,400	$ 3,186	$ 531
Ratio of expenses to average net assets	1.22% A	1.20%	1.34%	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.14% A, G	1.17% G	1.32% G	1.72% G	1.75% A
Ratio of net investment income (loss) to average net assets	.09% A	2.39%	.30%	(.11)%	1.09% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.01	$ 20.23	$ 15.95	$ 13.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.47 H	.01	(.04)	.08
Net realized and unrealized gain (loss)	(3.49)	1.31 I	5.43	4.17	3.09
Total from investment operations	(3.50)	1.78	5.44	4.13	3.17
Less Distributions
From net investment income	(.25)	(.01)	-	(.03)	(.03)
From net realized gain	(.10)	(1.00)	(1.17)	(1.19)	(.11)
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.51)	(1.01)	(1.17)	(1.22)	(.14)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.00	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Total Return B, C	(17.07)%	9.41%	38.45%	33.72%	31.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 184,182	$ 225,415	$ 65,085	$ 19,918	$ 7,085
Ratio of expenses to average net assets	1.45% A	1.44%	1.58%	1.94%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.38% A, G	1.41% G	1.55% G	1.90% G	2.00% A
Ratio of net investment income (loss) to average net assets	(.15)% A	2.16%	.07%	(.23)%	.79% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Class B

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 20.72	$ 20.02	$ 15.83	$ 13.01	$ 11.76
Income from Investment Operations
Net investment income (loss) D	(.06)	.35 H	(.08)	(.13)	.02
Net realized and unrealized gain (loss)	(3.43)	1.29 I	5.39	4.16	1.23
Total from investment operations	(3.49)	1.64	5.31	4.03	1.25
Less Distributions
From net investment income	(.21)	-	-	(.03)	-
From net realized gain	(.10)	(.95)	(1.13)	(1.19)	-
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.47)	(.95)	(1.13)	(1.22)	-
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 16.76	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Total Return B, C	(17.23)%	8.77%	37.76%	32.97%	10.63%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 244,494	$ 242,888	$ 65,645	$ 12,919	$ 2,039
Ratio of expenses to average net assets	1.97% A	1.96%	2.08%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% A, G	1.93% G	2.05% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.66)% A	1.63%	(.43)%	(.85)%	.32% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998 E
Net asset value, beginning of period	$ 20.71	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) D	(.05)	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	(3.44)	1.29 I	5.38	3.16
Total from investment operations	(3.49)	1.65	5.30	3.06
Less Distributions
From net investment income	(.21)	-	-	(.02)
From net realized gain	(.10)	(.96)	(1.15)	(1.10)
In excess of net realized gain	(.16)	-	-	-
Total distributions	(.47)	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital	.00	.01	.01	.01
Net asset value, end of period	$ 16.75	$ 20.71	$ 20.01	$ 15.85
Total Return B, C	(17.24)%	8.84%	37.72%	23.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 117,662	$ 107,332	$ 23,524	$ 3,489
Ratio of expenses to average net assets	1.93% A	1.93%	2.07%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A, G	1.90% G	2.04% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.62)% A	1.66%	(.43)%	(.91)% A
Portfolio turnover rate	262% A	172%	149%	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Financial Highlights - Institutional Class

	Six months ended January 31, 2001	Years ended July 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 21.19	$ 20.38	$ 16.02	$ 13.09	$ 10.00
Income from Investment Operations
Net investment income D	.04	.60 H	.11	.04	.14
Net realized and unrealized gain (loss)	(3.50)	1.29 I	5.46	4.17	3.10
Total from investment operations	(3.46)	1.89	5.57	4.21	3.24
Less Distributions
From net investment income	(.30)	(.08)	-	(.07)	(.04)
From net realized gain	(.10)	(1.01)	(1.22)	(1.22)	(.11)
In excess of net realized gain	(.16)	-	-	-	-
Total distributions	(.56)	(1.09)	(1.22)	(1.29)	(.15)
Redemption fees added to paid in capital	.00	.01	.01	.01	-
Net asset value, end of period	$ 17.17	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Total Return B, C	(16.77)%	9.93%	39.31%	34.36%	32.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,530	$ 19,064	$ 6,963	$ 3,430	$ 2,246
Ratio of expenses to average net assets	.84% A	.88%	1.02%	1.46%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.76% A, G	.85% G	.99% G	1.43% G	1.50% A
Ratio of net investment income to average net assets	.47% A	2.71%	.63%	.30%	1.29% A
Portfolio turnover rate	262% A	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or short-term gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $841,610,402 and $773,977,411, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 74,590	$ 60
Class T	488,286	272
Class B	1,192,931	894,698
Class C	554,902	375,383
	$ 2,310,709	$ 1,270,413

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Telecommunications & Utilities Growth

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with
Affiliates - continued

Sales load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 199,576	$ 111,573
Class T	234,780	93,400
Class B	319,197	319,197*
Class C	27,797	27,797*
	$ 781,350	$ 551,967

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 96,420	.32*
Class T	305,014	.31*
Class B	398,111	.33*
Class C	159,557	.29*
Institutional Class	12,159	.19*
	$ 971,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $20,921 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,266,857. The fund received cash collateral of $2,292,118 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $228,052 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $38 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 102

Telecommunications & Utilities Growth

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2001	2000
From net investment income
Class A	$ 861,856	$ 50,727
Class T	2,750,041	44,737
Class B	2,618,242	-
Class C	1,191,895	-
Institutional Class	215,348	36,298
Total	$ 7,637,382	$ 131,762
From net realized gain
Class A	$ 317,926	$ 861,222
Class T	1,136,224	3,344,354
Class B	1,287,818	3,638,195
Class C	586,233	1,410,079
Institutional Class	74,146	454,963
Total	$ 3,402,347	$ 9,708,813
In excess of net realized gain
Class A	$ 482,332	$ -
Class T	1,723,788	-
Class B	1,953,775	-
Class C	889,387	-
Institutional Class	112,489	-
Total	$ 5,161,771	$ -
	$ 16,201,500	$ 9,840,575

Telecommunications & Utilities Growth

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2001	2000	2001	2000

Class A Shares sold	1,287,283	2,565,037	$ 23,263,448	$ 57,561,045
Reinvestment of distributions	73,330	41,815	1,501,051	806,725
Shares redeemed	(682,817)	(393,127)	(11,985,109)	(8,744,396)
Net increase (decrease)	677,796	2,213,725	$ 12,779,390	$ 49,623,374
Class T Shares sold	3,011,954	9,308,596	$ 54,698,479	$ 208,570,308
Reinvestment of distributions	255,971	164,097	5,226,927	3,148,401
Shares redeemed	(3,165,054)	(1,959,118)	(56,439,371)	(42,565,130)
Net increase (decrease)	102,871	7,513,575	$ 3,486,035	$ 169,153,579
Class B Shares sold	4,142,984	9,362,252	$ 74,765,199	$ 206,438,662
Reinvestment of distributions	238,496	148,897	4,810,462	2,811,062
Shares redeemed	(1,510,790)	(1,069,319)	(25,880,683)	(23,089,637)
Net increase (decrease)	2,870,690	8,441,830	$ 53,694,978	$ 186,160,087
Class C Shares sold	2,653,338	4,421,163	$ 47,694,477	$ 97,339,055
Reinvestment of distributions	104,466	57,275	2,106,030	1,081,246
Shares redeemed	(915,333)	(472,031)	(15,652,962)	(10,178,423)
Net increase (decrease)	1,842,471	4,006,407	$ 34,147,545	$ 88,241,878
Institutional Class Shares sold	212,148	769,831	$ 3,930,381	$ 17,282,002
Reinvestment of distributions	7,861	17,930	161,693	342,839
Shares redeemed	(506,205)	(230,031)	(9,732,568)	(4,684,356)
Net increase (decrease)	(286,196)	557,730	$ (5,640,494)	$ 12,940,485
Telecommunications & Utilities Growth

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Matthew N. Karstetter, Deputy Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Printed on Recycled Paper

AFOCI-SANN-0301 127974
1.700906.103